UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)
1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of principal executive offices) (Zip code)
ERIC E. MILLER, Esq.
1000 CONTINENTAL DRIVE
SUITE 400
King of Prussia, PA 19406
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
January 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks 97.5%

		Market
	Shares	Value
AUSTRALIA 5.3%
Airlines 0.9%
Qantas Airways Ltd.(a)	455,836	$1,142,999

Capital Markets 0.5%
Macquarie Group Ltd.(a)	13,400	589,724

Commercial Banks 2.4%
Australia & New Zealand Banking Group Ltd.(a)	74,800	1,431,456
National Australia Bank Ltd.(a)	68,600	1,593,969

		3,025,425

Containers & Packaging 0.3%
Amcor Ltd.(a)	80,620	420,341

Metals & Mining 0.6%
BHP Billiton Ltd.(a)	23,000	799,584

Real Estate Management & Development 0.3%
Lend Lease Group(a)	49,400	407,657

Transportation Infrastructure 0.3%
Macquarie Infrastructure Group(a)	347,534	371,907

Macquarie Atlas Roads Group*	69,507	56,570

		428,477

		6,814,207

AUSTRIA 0.7%
Oil, Gas & Consumable Fuels 0.7%
OMV AG	21,700	854,686

CANADA 4.3%
Aerospace & Defense 0.6%
Bombardier, Inc., Class B(b)	164,400	774,913

Commercial Banks 0.6%
National Bank of Canada	13,300	702,907

Diversified Telecommunication Services 0.5%
Telus Corp., Class A	21,300	638,652

Insurance 0.8%
Industrial Alliance Insurance & Financial Services, Inc.	22,000	659,640
Sun Life Financial, Inc.	12,500	365,092

		1,024,732

Oil, Gas & Consumable Fuels 1.8%
Nexen, Inc.	45,497	996,105
Suncor Energy, Inc.	43,008	1,357,914

		2,354,019

		5,495,223

DENMARK 1.7%
Beverages 1.0%
Carlsberg AS, Class B(a)	16,650	1,241,814

Commercial Banks 0.7%
Danske Bank AS*(a)	39,100	928,757

		2,170,571

FINLAND 1.6%
Communications Equipment 1.6%
Nokia OYJ(a)	154,100	2,114,575

FRANCE 14.3%
Building Products 0.5%
Cie de Saint-Gobain	13,100	625,793

Commercial Banks 5.3%
BNP Paribas(a)	35,926	2,566,444
Credit Agricole SA(a)	130,282	2,042,281
Societe Generale(a)	39,397	2,279,401

		6,888,126

Construction & Engineering 0.5%
Bouygues SA	13,200	649,848

Diversified Telecommunication Services 1.1%
France Telecom SA(a)	63,600	1,458,167

Electric Utilities 1.0%
EDF SA(a)	22,900	1,230,953

Food & Staples Retailing 0.6%
Casino Guichard Perrachon SA(a)	9,900	812,305

Media 2.3%
Lagardere SCA(a)	32,700	1,267,057
Vivendi SA(a)	62,990	1,637,651

		2,904,708

Pharmaceuticals 2.0%
Sanofi-Aventis SA(a)	33,950	2,510,413

Real Estate Investment Trusts (REITs) 1.0%
Klepierre(a)	8,000	298,022
Unibail-Rodamco SE(a)	4,800	1,040,074

		1,338,096

		18,418,409

GERMANY 11.0%
Air Freight & Logistics 0.8%
Deutsche Post AG(a)	62,270	1,085,387

Automobiles 1.0%
Bayerische Motoren Werke AG(a)	29,100	1,243,608

Capital Markets 1.3%
Deutsche Bank AG(a)	27,505	1,677,839

Chemicals 0.8%
BASF SE(a)	19,000	1,080,904

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG(a)	44,600	577,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value
GERMANY (continued)
Electric Utilities 1.7%
E.ON AG(a)	57,960	$2,132,201

Food & Staples Retailing 0.7%
Metro AG(a)	16,900	926,068

Health Care Providers & Services 0.3%
Celesio AG(a)	13,700	399,488

Insurance 2.5%
Allianz SE(a)	17,170	1,901,161
Muenchener Rueckversicherungs AG(a)	8,760	1,311,811

		3,212,972

Pharmaceuticals 1.5%
Bayer AG(a)	27,700	1,893,298

		14,229,234

HONG KONG 1.6%
Diversified Financial Services 0.0%
Guoco Group, Ltd.(a)	2,000	19,564

Real Estate Management & Development 0.3%
New World Development Ltd.(a)	244,223	398,566

Specialty Retail 0.5%
Esprit Holdings Ltd.(a)	85,500	602,296

Textiles, Apparel & Luxury Goods 0.8%
Yue Yuen Industrial Holdings Ltd.(a)	322,000	999,757

		2,020,183

ISRAEL 0.4%
Diversified Telecommunication Services 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.(a)	229,100	585,254

ITALY 4.3%
Commercial Banks 1.2%
UniCredit SpA*(a)	558,095	1,539,007

Diversified Telecommunication Services 1.5%
Telecom Italia SpA(a)	817,800	1,222,753
Telecom Italia SpA RSP(a)	640,300	743,761

		1,966,514

Oil, Gas & Consumable Fuels 1.6%
ENI SpA(a)	85,700	1,991,783

		5,497,304

JAPAN 17.5%
Automobiles 1.5%
Nissan Motor Co. Ltd.*(a)	233,700	1,899,705

Commercial Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.(a)	89,300	459,544
Sumitomo Mitsui Financial Group, Inc.(a)	45,100	1,455,698

		1,915,242

Computers & Peripherals 1.1%
Toshiba Corp.*(a)	269,000	1,469,771

Consumer Finance 1.0%
ORIX Corp.(a)	16,720	1,251,675

Diversified Telecommunication Services 1.3%
Nippon Telegraph & Telephone Corp.(a)	38,800	1,632,861

Electric Utilities 0.9%
Tokyo Electric Power Co., Inc. (The)(a)	44,600	1,201,441

Electronic Equipment, Instruments & Components 1.0%
Murata Manufacturing Co. Ltd.(a)	23,500	1,289,262

Food & Staples Retailing 0.7%
AEON Co. Ltd.(a)	95,000	943,154

Household Durables 0.8%
Sharp Corp.(a)	82,000	979,079

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.(a)	43,700	435,035

Marine 0.5%
Nippon Yusen KK(a)	190,000	655,976

Metals & Mining 0.8%
JFE Holdings, Inc.(a)	31,100	1,081,367

Pharmaceuticals 0.5%
Mitsubishi Tanabe Pharma Corp.(a)	42,000	594,987

Real Estate Management & Development 1.8%
Mitsui Fudosan Co. Ltd.(a)	88,000	1,480,001
Sumitomo Realty & Development Co. Ltd.(a)	44,000	779,676

		2,259,677

Semiconductors & Semiconductor Equipment 0.6%
Elpida Memory, Inc.*	43,300	764,350

Tobacco 0.3%
Japan Tobacco, Inc.	108	389,734

Trading Companies & Distributors 2.1%
ITOCHU Corp.(a)	146,000	1,139,756
Mitsubishi Corp.	67,400	1,629,815

		2,769,571

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Wireless Telecommunication Services 0.8%
KDDI Corp.(a)	192	$1,012,082

		22,544,969

NETHERLANDS 5.2%
Chemicals 0.4%
Koninklijke DSM NV(a)	12,500	582,598

Food & Staples Retailing 1.2%
Koninklijke Ahold NV(a)	120,500	1,514,182

Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell PLC, Class A(a)	124,300	3,451,547

Professional Services 0.9%
Randstad Holding NV*(a)	23,500	1,127,825

		6,676,152

NORWAY 0.3%
Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA(a)	20,200	453,318

RUSSIA 0.8%
Metals & Mining 0.3%
JSC MMC Norilsk Nickel ADR*(a)	24,097	370,538

Oil, Gas & Consumable Fuels 0.5%
LUKOIL Holdings ADR	12,010	659,349

		1,029,887

SOUTH AFRICA 0.3%
Industrial Conglomerates 0.3%
Bidvest Group Ltd.(a)	26,556	455,217

SOUTH KOREA 2.6%
Commercial Banks 0.8%
KB Financial Group, Inc. ADR	22,523	962,633

Semiconductors & Semiconductor Equipment 1.8%
Hynix Semiconductor, Inc.*	37,700	732,424
Samsung Electronics Co. Ltd. GDR(a)(c)	4,750	1,627,521

		2,359,945

		3,322,578

SPAIN 3.0%
Commercial Banks 2.1%
Banco Santander SA(a)(b)	187,026	2,670,909

Diversified Telecommunication Services 0.9%
Telefonica SA(a)	51,900	1,243,293

		3,914,202

SWITZERLAND 3.6%
Metals & Mining 1.1%
Xstrata PLC*(a)	87,980	1,427,595

Pharmaceuticals 1.9%
Novartis AG(a)	46,620	2,494,865

Professional Services 0.6%
Adecco SA(a)	13,100	705,839

		4,628,299

TAIWAN 1.6%
Computers & Peripherals 1.0%
Compal Electronics, Inc. GDR	173,391	1,208,535

Electronic Equipment & Instruments 0.6%
AU Optronics Corp. ADR	74,572	815,818

		2,024,353

UNITED KINGDOM 17.4%
Aerospace & Defense 1.9%
BAE Systems PLC(a)	190,700	1,069,522
Rolls-Royce Group PLC*(a)	179,300	1,366,180

		2,435,702

Commercial Banks 0.7%
Barclays PLC(a)	223,600	955,669

Diversified Telecommunication Services 0.3%
BT Group PLC, Class A(a)	185,240	404,262

Hotels, Restaurants & Leisure 1.0%
Thomas Cook Group PLC(a)	127,800	461,449
Tui Travel PLC(a)	203,700	840,262

		1,301,711

Insurance 0.8%
Aviva PLC(a)	94,100	576,291

Old Mutual PLC*(a)	309,400	510,098

		1,086,389

Media 1.0%
WPP PLC(a)	140,900	1,300,154

Metals & Mining 0.9%
Rio Tinto PLC(a)	24,100	1,175,240

Multiline Retail 0.9%
Marks & Spencer Group PLC(a)	198,300	1,097,896

Oil, Gas & Consumable Fuels 2.9%
BP PLC(a)	394,600	3,681,635

Pharmaceuticals 3.5%
AstraZeneca PLC(a)	45,200	2,098,023
GlaxoSmithKline PLC(a)	124,200	2,417,188

		4,515,211

Trading Companies & Distributors 1.0%
Wolseley PLC*(a)	56,000	1,232,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED KINGDOM (continued)
Wireless Telecommunication Services 2.5%
Vodafone Group PLC(a)	1,519,300	$3,245,847

		22,431,766

Total Common Stocks (cost $136,500,158)		125,680,387

Preferred Stock 0.0%

		Market
	Shares	Value
SOUTH KOREA 0.0%
Semiconductors & Semiconductor Equipment 0.0%
Samsung Electronics Co., Ltd. GDR (a)(c)	100	21,629

Total Preferred Stock (cost $23,088)		21,629

Mutual Fund 1.6%

		Market
	Shares	Value
Money Market Fund 1.6%
Invesco AIM Liquid Assets Portfolio, 0.15% (d)	2,071,067	2,071,067

Total Mutual Fund (cost $2,071,067)		2,071,067

Repurchase Agreement 1.3%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.12%, dated 01/29/10, due 02/01/10, repurchase price $1,641,684, collateralized by U.S. Government Agency Mortgage securities, 4.00% - 6.50%, maturing 02/01/2016 - 11/01/2039; total market value of $1,674,668(e)	$1,641,668	1,641,668

Total Repurchase Agreement (cost $1,641,668)		$1,641,668

Total Investments (cost $140,235,981) (f) — 100.4%		129,414,751
Liabilities in excess of other assets — (0.4)%		(560,222)

NET ASSETS — 100.0%		$128,854,529

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $1,586,222.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $1,649,150 which represents 1.28% of net assets.

(d)	Represents 7-day effective yield as of January 31, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of January 31, 2010 was $1,641,668.

(f)	At January 31, 2010, the tax basis cost of the Fund’s investments was $140,928,701, tax unrealized appreciation and depreciation were $7,467,276 and $(18,981,226), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	Sweden
SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
At January 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	4/15/10	(376,000)	$(336,828)	$(330,019)	$6,809
Canadian Dollar	4/15/10	(1,183,000)	(1,126,023)	(1,106,341)	19,682
Canadian Dollar	4/15/10	(3,955,000)	(3,833,033)	(3,698,716)	134,317
Canadian Dollar	4/15/10	(612,000)	(591,110)	(572,342)	18,768
Euro	4/15/10	(665,000)	(952,280)	(921,863)	30,417
Euro	4/15/10	(7,341,000)	(10,660,013)	(10,176,535)	483,478
Euro	4/15/10	(2,583,000)	(3,853,139)	(3,580,710)	272,429
Japanese Yen	4/15/10	(648,666,000)	(7,035,805)	(7,188,352)	(152,547)
Swiss Franc	4/15/10	(402,000)	(396,083)	(379,131)	16,952
Swiss Franc	4/15/10	(533,000)	(512,086)	(502,678)	9,408

Total Short Contracts			$(29,296,400)	$(28,456,687)	$839,713

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	4/15/10	12,203,000	$11,234,692	$10,710,695	$(523,997)
New Zealand Dollar	4/15/10	1,203,000	858,929	839,862	(19,067)
New Zealand Dollar	4/15/10	8,518,000	6,262,434	5,946,757	(315,677)
Norwegian Krone	4/15/10	32,246,000	5,716,363	5,424,768	(291,595)
Norwegian Krone	4/15/10	2,835,000	498,742	476,934	(21,808)
Swedish Krona	4/15/10	9,487,000	1,333,342	1,284,104	(49,238)
Swedish Krona	4/15/10	5,665,000	819,850	766,781	(53,069)
Swedish Krona	4/15/10	34,693,000	4,937,592	4,695,839	(241,753)

Total Long Contracts			$31,661,944	$30,145,740	$(1,516,204)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	7,933,023	117,747,364	—	125,680,387
Forward Currency Contracts	—	992,260	—	992,260
Mutual Fund	2,071,067	—	—	2,071,067
Preferred Stock	—	21,629	—	21,629
Repurchase Agreement	—	1,641,668	—	1,641,668

Total Assets	10,004,090	120,402,921	—	130,407,011

Liabilities:
Forward Currency Contracts	—	(1,668,751)	—	(1,668,751)

Total Liabilities	—	(1,668,751)	—	(1,668,751)

Total	$10,004,090	$118,734,170	$—	$128,738,260

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Right
Balance as of 10/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 01/31/10	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of January 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Foreign exchange contracts	992,260

Total	$992,260

Liabilities:
Foreign exchange contracts	(1,668,751)

Total	$(1,668,751)

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
Common Stocks 99.7%

		Market
	Shares	Value
Aerospace & Defense 2.5%
General Dynamics Corp.	3,100	$207,235
L-3 Communications Holdings, Inc.	2,200	183,348

		390,583

Air Freight & Logistics 0.8%
FedEx Corp.	1,600	125,360

Airlines 0.8%
Southwest Airlines Co.	10,900	123,497

Biotechnology 0.5%
Amgen, Inc.*	1,400	81,872

Building Products 0.7%
Armstrong World Industries, Inc.*	3,100	112,933

Capital Markets 3.0%
Affiliated Managers Group, Inc.*	2,100	127,197
Goldman Sachs Group, Inc. (The)	2,300	342,056

		469,253

Chemicals 2.2%
Ashland, Inc.	2,900	117,189
Cabot Corp.	4,400	113,432
Cytec Industries, Inc.	2,900	108,199

		338,820

Commercial Banks 4.9%
PNC Financial Services Group, Inc.	3,100	171,833
U.S. Bancorp	4,000	100,320
Wells Fargo & Co.	17,800	506,054

		778,207

Commercial Services & Supplies 0.7%
Brink’s Co. (The)	4,700	109,886

Communications Equipment 0.6%
Motorola, Inc.*	14,500	89,175

Computers & Peripherals 1.1%
Western Digital Corp.*	4,600	174,754

Containers & Packaging 0.7%
AptarGroup, Inc.	2,900	102,892

Diversified Financial Services 7.3%
Bank of America Corp.	33,118	502,731
Citigroup, Inc.*	58,500	194,220
JPMorgan Chase & Co.	11,428	445,006

		1,141,957

Diversified Telecommunication Services 5.3%
AT&T, Inc.	22,452	569,383
Verizon Communications, Inc.	9,100	267,722

		837,105

Electric Utilities 3.6%
American Electric Power Co., Inc.	5,900	204,435
Entergy Corp.	1,700	129,727
FPL Group, Inc.	2,200	107,272
Southern Co.	3,800	121,600

		563,034

Energy Equipment & Services 2.5%
National Oilwell Varco, Inc.	2,900	118,610
Patterson-UTI Energy, Inc.	7,400	113,664
Rowan Cos., Inc.*	7,200	154,656

		386,930

Food & Staples Retailing 0.9%
CVS Caremark Corp.	4,600	148,902

Food Products 2.1%
Archer-Daniels-Midland Co.	3,600	107,892
ConAgra Foods, Inc.	4,400	100,056
Del Monte Foods Co.	11,400	129,732

		337,680

Gas Utilities 0.7%
Oneok, Inc.	2,800	118,132

Health Care Equipment & Supplies 0.7%
Kinetic Concepts, Inc.*	2,700	111,483

Health Care Providers & Services 2.6%
CIGNA Corp.	4,500	151,965
Humana, Inc.*	2,400	116,688
UnitedHealth Group, Inc.	4,500	148,500

		417,153

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	1,700	106,131

Household Durables 1.2%
Whirlpool Corp.	2,500	187,950

Household Products 1.0%
Procter & Gamble Co. (The)	2,500	153,875

Independent Power Producers & Energy Traders 0.6%
Mirant Corp.*	7,000	98,490

Industrial Conglomerates 3.5%
General Electric Co.	34,000	546,720

Information Technology Services 0.7%
Computer Sciences Corp.*	2,300	117,990

Insurance 5.3%
Brown & Brown, Inc.	7,900	139,040
Chubb Corp.	3,700	185,000
Prudential Financial, Inc.	2,600	129,974
Travelers Cos., Inc. (The)	4,700	238,149
Unum Group	7,100	138,947

		831,110

Leisure Equipment & Products 0.8%
Mattel, Inc.	6,500	128,180

Machinery 1.6%
AGCO Corp.*	3,300	102,003
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Machinery (continued)
Bucyrus International, Inc.	2,900	151,902

		253,905

Media 4.7%
Gannett Co., Inc.	10,900	176,035
McGraw-Hill Cos., Inc. (The)	3,600	127,620
Meredith Corp.	3,600	111,528
Viacom, Inc., Class B*	4,600	134,044
Walt Disney Co. (The)	6,500	192,075

		741,302

Metals & Mining 0.5%
Alcoa, Inc.	6,800	86,564

Multiline Retail 0.6%
Family Dollar Stores, Inc.	2,900	89,552

Multi-Utilities 2.3%
CMS Energy Corp.	8,200	124,394
NiSource, Inc.	11,100	158,175
Sempra Energy	1,700	86,275

		368,844

Oil, Gas & Consumable Fuels 15.6%
Anadarko Petroleum Corp.	4,400	280,632
Chevron Corp.	9,200	663,504
Exxon Mobil Corp.	9,100	586,313
Marathon Oil Corp.	6,300	187,803
Murphy Oil Corp.	3,300	168,564
Pioneer Natural Resources Co.	3,900	171,522
Tesoro Corp.	7,800	97,500
Valero Energy Corp.	8,700	160,254
XTO Energy, Inc.	3,100	138,167

		2,454,259

Paper & Forest Products 0.9%
MeadWestvaco Corp.	5,700	137,199

Personal Products 0.6%
NBTY, Inc.*	2,100	93,513

Pharmaceuticals 5.7%
Merck & Co., Inc.	8,900	339,802
Pfizer, Inc.	29,452	549,574

		889,376

Real Estate Investment Trusts (REITs) 3.1%
Duke Realty Corp.	9,500	107,540
Hospitality Properties Trust	8,300	183,596
SL Green Realty Corp.	4,200	191,058

		482,194

Road & Rail 1.0%
Norfolk Southern Corp.	3,200	150,592

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	6,200	120,280
Micron Technology, Inc.*	12,800	111,616
Texas Instruments, Inc.	5,700	128,250

		360,146

Specialty Retail 1.8%
AutoZone, Inc.*	1,400	217,042
Best Buy Co., Inc.	1,700	62,305

		279,347

Tobacco 1.0%
Altria Group, Inc.	8,200	162,852

Total Common Stocks (cost $14,747,763)		15,679,699

Mutual Fund 0.1%

		Market
	Shares	Value
Money Market Fund 0.1%
Invesco AIM Liquid Assets Portfolio, 0.15% (a)	19,973	19,973

Total Mutual Fund (cost $19,973)		19,973

Total Investments (cost $14,767,736) (b) — 99.8%		15,699,672

Other assets in excess of liabilities — 0.2%		27,900

NET ASSETS — 100.0%		$15,727,572

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of January 31, 2010.

(b)	At January 31, 2010, the tax basis cost of the Fund’s investments was $15,723,820, tax unrealized appreciation and depreciation were $948,193 and $(972,341), respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	15,679,699	—	—	15,679,699
Mutual Fund	19,973	—	—	19,973

Total	$15,699,672	$—	$—	$15,699,672

Amounts designated as “-” are zero or have been rounded to zero.

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks 99.3%

		Market
	Shares	Value
Aerospace & Defense 1.0%
AAR Corp.*	1,100	$25,487
Allied Defense Group, Inc. (The)*	400	2,884
Argon ST, Inc.*	1,200	30,432
Ceradyne, Inc.*	2,600	50,804
Ducommun, Inc.	400	7,192
Esterline Technologies Corp.*	2,300	86,848
Kratos Defense & Security Solutions, Inc.*	200	1,902
Ladish Co., Inc.*	600	9,270
LMI Aerospace, Inc.*	225	2,855
Sparton Corp.*	400	2,480
Triumph Group, Inc.	1,200	61,116

		281,270

Air Freight & Logistics 0.1%
Air Transport Services Group, Inc.*	1,300	3,003
Atlas Air Worldwide Holdings, Inc.*	700	25,669

		28,672

Airlines 0.7%
Alaska Air Group, Inc.*	2,300	72,082
JetBlue Airways Corp.*	12,500	61,750
Pinnacle Airlines Corp.*	500	3,805
SkyWest, Inc.	3,945	57,715

		195,352

Auto Components 1.1%
Dana Holding Corp.*	400	4,124
Drew Industries, Inc.*	2,000	37,200
Federal Mogul Corp.*	2,200	36,036
Modine Manufacturing Co.*	2,900	27,579
Shiloh Industries, Inc.*	1,577	7,018
Spartan Motors, Inc.	1,800	10,800
Standard Motor Products, Inc.*	1,600	12,544
Stoneridge, Inc.*	1,400	9,772
Superior Industries International, Inc.	1,000	14,710
TRW Automotive Holdings Corp.*	5,700	131,271

		291,054

Beverages 0.7%
Constellation Brands, Inc., Class A*	8,400	135,072
Craft Brewers Alliance, Inc.*	800	1,880
MGP Ingredients, Inc.*	1,600	10,512
PepsiAmericas, Inc.	1,200	34,860

		182,324

Biotechnology 0.3%
Celera Corp.*	6,100	41,053
Facet Biotech Corp.*	500	7,875
Lexicon Pharmaceuticals, Inc.*	7,400	13,172
Martek Biosciences Corp.*	200	4,308
Maxygen, Inc.*	3,700	20,683
MediciNova, Inc.*	570	3,996

		91,087

Building Products 0.8%
American Woodmark Corp.	1,300	26,208
Ameron International Corp.	400	27,612
Apogee Enterprises, Inc.	900	12,384
Gibraltar Industries, Inc.*	2,900	40,426
Insteel Industries, Inc.	700	6,916
Simpson Manufacturing Co., Inc.	1,500	36,990
Universal Forest Products, Inc.	1,500	50,910
US Home Systems, Inc.*	700	1,568
USG Corp.*	500	6,005

		209,019

Capital Markets 1.0%
American Capital Ltd.*	800	2,952
Capital Southwest Corp.	350	28,507
Cowen Group, Inc.*	700	3,465
E*Trade Financial Corp.*	35,800	54,416
FirstCity Financial Corp.*	1,000	6,150
Harris & Harris Group, Inc.*	1,000	4,040
Knight Capital Group, Inc., Class A*	4,800	75,072
MCG Capital Corp.*	1,500	6,885
MF Global Holdings Ltd.*	3,200	20,960
Penson Worldwide, Inc.*	1,000	8,420
Safeguard Scientifics, Inc.*	1,000	10,830
Sanders Morris Harris Group, Inc.	2,800	13,244
SWS Group, Inc.	1,800	21,600
Thomas Weisel Partners Group, Inc.*	948	4,048

		260,589

Chemicals 4.0%
American Pacific Corp.*	600	4,320
Ashland, Inc.	4,400	177,804
Cabot Corp.	5,300	136,634
Cytec Industries, Inc.	2,900	108,199
Ferro Corp.	4,300	33,368
Huntsman Corp.	5,200	63,388
ICO, Inc.	1,000	7,720
Innospec, Inc.	2,300	22,425
Kronos Worldwide, Inc.*	900	13,149
Minerals Technologies, Inc.	1,000	47,800
OM Group, Inc.*	1,800	58,716
Penford Corp.	1,000	10,260
PolyOne Corp.*	7,100	52,895
Quaker Chemical Corp.	1,000	17,490
Rockwood Holdings, Inc.*	700	15,337
Sensient Technologies Corp.	1,800	46,710
Spartech Corp.*	3,200	32,288
Valspar Corp.	5,900	156,232
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Chemicals (continued)
Westlake Chemical Corp.	5,000	$102,650

		1,107,385

Commercial Banks 8.7%
1st Source Corp.	1,400	21,350
Ameris Bancorp	517	4,828
AmeriServ Financial, Inc.*	1,800	2,646
Associated Banc-Corp.	2,600	33,072
Bancorp, Inc.*	1,900	13,889
BancTrust Financial Group, Inc.	700	2,730
Banner Corp.	1,900	5,624
Boston Private Financial Holdings, Inc.	8,101	58,084
Cadence Financial Corp.	1,000	1,850
Capital City Bank Group, Inc.	1,500	17,970
CapitalSource, Inc.	12,293	58,884
Capitol Bancorp Ltd.	800	1,840
Cardinal Financial Corp.	1,900	17,727
Cascade Financial Corp.	747	1,651
Cathay General Bancorp	2,400	22,992
Center Financial Corp.*	1,700	8,092
Central Jersey Bancorp*	700	2,086
Central Pacific Financial Corp.*	3,200	5,184
Chemical Financial Corp.	1,300	27,547
City National Corp.	900	44,451
CoBiz Financial, Inc.	1,300	6,942
Columbia Banking System, Inc.	2,700	51,273
Comerica, Inc.	214	7,385
Community Bank System, Inc.	1,200	25,092
Community Trust Bancorp, Inc.	800	20,264
Crescent Financial Corp.	300	948
East West Bancorp, Inc.	5,000	82,150
Enterprise Financial Services Corp.	963	8,994
Financial Institutions, Inc.	300	3,780
First Bancorp, North Carolina	1,500	23,220
First Bancorp, Puerto Rico	100	228
First Busey Corp.	3,200	11,360
First Community Bancshares, Inc.	300	3,498
First Financial Bancorp	3,200	52,480
First Horizon National Corp.*	12,962	167,858
First Midwest Bancorp, Inc.	3,500	46,095
First Security Group, Inc.	900	2,097
First South Bancorp, Inc.	700	7,070
FirstMerit Corp.	1,826	37,415
FNB United Corp.	1,000	1,610
Fulton Financial Corp.	9,400	86,856
German American Bancorp, Inc.	1,000	14,860
Great Southern Bancorp, Inc.	1,000	22,470
Green Bankshares, Inc.	761	4,300
Guaranty Bancorp*	5,200	7,540
Hampton Roads Bankshares, Inc.	670	1,333
Harleysville National Corp.	2,630	16,806
Heartland Financial USA, Inc.	1,400	19,530
Heritage Commerce Corp.	500	1,900
Huntington Bancshares, Inc.	6,100	29,219
IBERIABANK Corp.	1,000	53,440
Independent Bank Corp.	1,600	37,280
Independent Bank Corp., Michigan	163	119
Investors Bancorp, Inc.*	565	6,684
Lakeland Bancorp, Inc.	1,828	12,577
Macatawa Bank Corp.*	1,045	1,944
MainSource Financial Group, Inc.	1,600	8,816
MB Financial, Inc.	3,479	70,554
MBT Financial Corp.	700	1,246
Mercantile Bank Corp.	600	2,274
Nara Bancorp, Inc.*	2,300	21,022
National Penn Bancshares, Inc.	6,100	36,600
NewBridge Bancorp*	1,500	3,315
North Valley Bancorp*	390	725
Old National Bancorp	3,500	42,140
Old Second Bancorp, Inc.	1,000	5,920
Oriental Financial Group, Inc.	1,200	13,656
Pacific Capital Bancorp NA	1,800	2,160
Pacific Mercantile Bancorp*	1,000	2,990
PacWest Bancorp	2,700	56,025
Peoples Bancorp, Inc.	1,000	12,980
Pinnacle Financial Partners, Inc.*	500	7,560
Preferred Bank, Los Angeles	720	1,152
PrivateBancorp, Inc.	700	9,520
Prosperity Bancshares, Inc.	257	10,362
Renasant Corp.	2,000	28,700
S&T Bancorp, Inc.	1,300	22,776
Sandy Spring Bancorp, Inc.	600	7,194
SCBT Financial Corp.	600	18,000
Seacoast Banking Corp of Florida	1,800	2,772
Simmons First National Corp., Class A	800	21,472
Smithtown Bancorp, Inc.	700	3,787
Somerset Hills Bancorp	400	3,116
Southern Community Financial Corp.*	1,400	3,094
Southwest Bancorp, Inc.	600	4,494
State Bancorp, Inc.	1,000	7,350
StellarOne Corp.	2,000	20,920
Sterling Bancshares, Inc.	8,500	43,435
Sun Bancorp, Inc.*	364	1,387
Superior Bancorp*	100	335
Susquehanna Bancshares, Inc.	3,700	29,045
Synovus Financial Corp.	16,200	44,712
Taylor Capital Group, Inc.*	1,000	9,110
Texas Capital Bancshares, Inc.*	900	15,165
Trustmark Corp.	300	6,840
Umpqua Holdings Corp.	5,600	69,216
Union Bankshares Corp.	1,500	19,275
United Bankshares, Inc.	200	4,980
United Community Banks, Inc.*	1,849	8,302
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Commercial Banks (continued)
Univest Corp of Pennsylvania	1,100	$19,338
Virginia Commerce Bancorp*	2,435	14,147
Washington Banking Co.	443	5,227
Washington Trust Bancorp, Inc.	300	5,127
Webster Financial Corp.	4,600	71,162
WesBanco, Inc.	2,300	33,373
Western Alliance Bancorp*	4,500	23,085
Whitney Holding Corp.	8,069	100,217
Wilshire Bancorp, Inc.	2,100	19,341
Wintrust Financial Corp.	900	31,266
Yadkin Valley Financial Corp.	900	3,663
Zions Bancorporation	7,400	140,378

		2,399,932

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	2,700	52,434
ATC Technology Corp.*	600	13,122
Bowne & Co., Inc.	1,555	10,216
Casella Waste Systems, Inc., Class A*	900	3,915
Cornell Cos., Inc.*	800	16,800
Ennis, Inc.	1,000	15,000
G&K Services, Inc., Class A	1,100	27,500
Geo Group, Inc. (The)*	1,000	18,500
ICT Group, Inc.*	700	11,102
Intersections, Inc.*	1,600	6,928
Kimball International, Inc., Class B	2,530	19,936
M&F Worldwide Corp.*	900	32,661
McGrath Rentcorp	1,400	29,498
Mobile Mini, Inc.*	3,800	53,390
North American Galvanizing & Coating, Inc.*	300	1,518
RR Donnelley & Sons Co.	1,300	25,766
Schawk, Inc.	2,400	30,912
Steelcase, Inc., Class A	6,000	42,480
Superior Uniform Group, Inc.	300	3,063
United Stationers, Inc.*	500	27,280
Viad Corp.	1,600	31,568
Virco Manufacturing	900	3,177
Waste Services, Inc.*	1,715	15,572
WCA Waste Corp.*	114	468

		492,806

Communications Equipment 2.2%
Arris Group, Inc.*	9,200	92,368
Aware, Inc.*	1,300	3,315
Bel Fuse, Inc., Class B	900	17,073
CommScope, Inc.*	800	21,768
Communications Systems, Inc.	700	8,337
Digi International, Inc.*	2,600	24,960
EchoStar Corp., Class A*	1,070	20,544
EMS Technologies, Inc.*	1,200	15,384
Emulex Corp.*	2,100	23,604
EndWave Corp.*	800	1,936
Extreme Networks*	2,700	6,669
Globecomm Systems, Inc.*	800	5,816
Ixia*	1,600	11,872
JDS Uniphase Corp.*	2,300	18,078
KVH Industries, Inc.*	1,000	13,000
Network Equipment Technologies, Inc.*	1,500	6,735
Occam Networks, Inc.*	2,100	11,004
Oplink Communications, Inc.*	1,810	26,878
Opnext, Inc.*	5,731	10,832
Optical Cable Corp.*	300	1,074
Orbcomm, Inc.*	2,300	5,244
PC-Tel, Inc.*	1,200	6,972
Performance Technologies, Inc.*	1,121	3,161
Plantronics, Inc.	400	10,568
SCM Microsystems, Inc.*	700	1,435
Seachange International, Inc.*	3,000	19,410
Sycamore Networks, Inc.	2,220	43,046
Symmetricom, Inc.*	1,500	7,650
Tellabs, Inc.*	22,200	142,746
Tollgrade Communications, Inc.*	1,200	7,464
UTStarcom, Inc.*	12,400	26,784

		615,727

Computers & Peripherals 0.7%
ActivIdentity Corp.*	2,500	5,700
Adaptec, Inc.*	10,700	32,528
Avid Technology, Inc.*	1,600	20,208
Concurrent Computer Corp.*	500	2,145
Datalink Corp.*	1,100	5,038
Electronics for Imaging, Inc.*	4,000	46,360
Hutchinson Technology, Inc.*	800	5,384
Imation Corp.*	2,900	25,926
Intevac, Inc.*	1,900	27,037
Key Tronic Corp.*	1,000	4,830
Presstek, Inc.*	2,000	5,660
Silicon Graphics International Corp.*	2,900	23,229

		204,045

Construction & Engineering 1.0%
Comfort Systems USA, Inc.	2,200	25,806
Dycom Industries, Inc.*	4,000	32,680
EMCOR Group, Inc.*	3,000	72,180
Great Lakes Dredge & Dock Corp.	4,900	28,959
Insituform Technologies, Inc., Class A*	2,400	49,152
Integrated Electrical Services, Inc.*	800	4,112
Layne Christensen Co.*	900	22,797
Pike Electric Corp.*	1,800	15,696
Sterling Construction Co., Inc.*	500	9,510
Tutor Perini Corp.*	200	3,812

		264,704

Construction Materials 0.3%
Headwaters, Inc.*	5,800	31,842
Texas Industries, Inc.	1,100	37,334

		69,176

Consumer Finance 1.1%
AmeriCredit Corp.*	8,800	184,536
Cash America International, Inc.	700	26,313
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Consumer finance (continued)
CompuCredit Holdings Corp.	1,800	6,012
First Marblehead Corp. (The)*	3,845	8,228
Nelnet, Inc., Class A	3,300	55,077
Rewards Network, Inc.	466	6,012
Student Loan Corp. (The)	500	22,650
United PanAm Financial Corp.*	1,200	3,420

		312,248

Containers & Packaging 0.9%
Bemis Co., Inc.	3,600	101,016
Bway Holding Co.*	1,400	23,884
Graphic Packaging Holding Co.*	16,000	54,080
Myers Industries, Inc.	2,800	25,592
Temple-Inland, Inc.	2,300	39,951

		244,523

Distributors 0.1%
Audiovox Corp., Class A*	800	5,320
Core-Mark Holding Co., Inc.*	400	11,928

		17,248

Diversified Consumer Services 0.7%
Carriage Services, Inc.*	1,570	6,045
Collectors Universe	627	6,000
Jackson Hewitt Tax Service, Inc.*	2,700	7,398
Mac-Gray Corp.*	100	896
Regis Corp.	3,400	54,162
Service Corp. International	14,100	108,147
Stewart Enterprises, Inc., Class A	3,400	17,238

		199,886

Diversified Financial Services 0.8%
Asset Acceptance Capital Corp.*	1,700	9,894
Asta Funding, Inc.	1,200	7,488
Encore Capital Group, Inc.*	900	14,193
Financial Federal Corp.	1,000	27,260
Marlin Business Services Corp.*	1,056	10,370
Medallion Financial Corp.	1,852	14,872
NewStar Financial, Inc.*	4,300	18,705
PHH Corp.*	4,100	71,504
Pico Holdings, Inc.*	500	15,695
Portfolio Recovery Associates, Inc.*	500	22,790

		212,771

Diversified Telecommunication Services 0.3%
Arbinet Corp.*	1,400	3,122
Aviat Networks, Inc.*	5,700	40,983
General Communication, Inc., Class A*	4,400	26,092
IDT Corp., Class B*	100	445
SureWest Communications*	1,400	12,530

		83,172

Electrical Equipment 1.3%
A.O. Smith Corp.	1,700	72,386
Baldor Electric Co.	2,000	49,360
BTU International, Inc.*	700	3,745
Encore Wire Corp.	2,300	46,023
EnerSys*	2,400	46,776
LSI Industries, Inc.	1,600	9,536
Ocean Power Technologies, Inc.*	900	5,427
Orion Energy Systems, Inc.*	91	433
PowerSecure International, Inc.*	600	3,948
Regal-Beloit Corp.	800	37,920
Thomas & Betts Corp.*	2,200	74,272

		349,826

Electronic Equipment, Instruments & Components 5.4%
Arrow Electronics, Inc.*	5,100	133,977
AVX Corp.	9,300	110,484
Benchmark Electronics, Inc.*	5,200	94,744
Checkpoint Systems, Inc.*	3,400	54,536
Cognex Corp.	2,300	37,651
CPI International, Inc.*	1,301	14,571
CyberOptics Corp.*	400	2,904
DDi Corp.*	1,100	4,741
Electro Rent Corp.	2,300	26,887
FARO Technologies, Inc.*	900	16,263
Frequency Electronics, Inc.*	900	4,482
Gerber Scientific, Inc.*	2,400	11,760
GTSI Corp.*	1,000	5,460
ID Systems, Inc.*	729	2,092
Ingram Micro, Inc., Class A*	9,300	157,170
Insight Enterprises, Inc.*	1,200	13,812
Jabil Circuit, Inc.	7,600	110,048
Keithley Instruments, Inc.	1,200	6,516
L-1 Identity Solutions, Inc.*	5,900	44,191
Littelfuse, Inc.*	1,200	36,072
LoJack Corp.*	1,300	5,564
Measurement Specialties, Inc.*	800	9,536
Mercury Computer Systems, Inc.*	1,200	14,328
Methode Electronics, Inc.	1,400	15,386
Multi-Fineline Electronix, Inc.*	1,300	31,031
NAPCO Security Technologies, Inc.*	1,700	3,553
NU Horizons Electronics Corp.*	1,000	4,100
OSI Systems, Inc.*	1,500	39,705
PAR Technology Corp.*	1,300	7,527
Park Electrochemical Corp.	500	13,125
PC Connection, Inc.*	300	1,920
PC Mall, Inc.*	1,300	6,643
Perceptron, Inc.*	700	2,205
Planar Systems, Inc.*	1,900	4,275
RadiSys Corp.*	900	6,759
Richardson Electronics, Ltd.	1,400	10,738
Rogers Corp.*	500	11,970
Sanmina-SCI Corp.*	700	9,240
ScanSource, Inc.*	600	16,956
Smart Modular Technologies (WWH), Inc.*	2,600	15,808
Spectrum Control, Inc.*	500	5,160
SYNNEX Corp.*	2,500	66,175
Tech Data Corp.*	3,600	146,700
Tessco Technologies, Inc.	400	7,460
TTM Technologies, Inc.*	4,200	43,470
Vicon Industries, Inc.*	371	2,019
Vishay Intertechnology, Inc.*	10,100	76,154
X-Rite, Inc.*	1,600	3,984
Zygo Corp.*	1,600	16,944

		1,486,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Energy Equipment & Services 3.5%
Allis-Chalmers Energy, Inc.*	3,900	14,235
Bristow Group, Inc.*	2,300	82,110
Bronco Drilling Co., Inc.*	2,600	13,052
Cal Dive International, Inc.*	1,400	9,856
Complete Production Services, Inc.*	500	6,265
Dawson Geophysical Co.*	800	17,352
Exterran Holdings, Inc.*	800	16,224
Geokinetics, Inc.*	800	7,840
Global Industries Ltd.*	8,800	61,336
Gulf Island Fabrication, Inc.	1,000	17,460
Gulfmark Offshore, Inc.*	1,500	36,825
Helix Energy Solutions Group, Inc.*	1,200	12,732
Hercules Offshore, Inc.*	9,000	35,100
Hornbeck Offshore Services, Inc.*	2,000	43,020
Key Energy Services, Inc.*	4,200	40,614
Mitcham Industries, Inc.*	700	5,180
Natural Gas Services Group, Inc.*	500	7,855
Newpark Resources, Inc.*	5,500	21,945
OMNI Energy Services Corp.*	1,400	2,170
Parker Drilling Co.*	2,900	13,949
Patterson-UTI Energy, Inc.	579	8,893
PHI, Inc., Non-Voting Shares*	1,200	23,352
Pioneer Drilling Co.*	4,800	38,160
Rowan Cos., Inc.*	3,000	64,440
SEACOR Holdings, Inc.*	1,300	91,325
Superior Well Services, Inc.*	1,900	30,077
TGC Industries, Inc.*	800	3,208
Tidewater, Inc.	1,900	88,958
Trico Marine Services, Inc.*	1,800	6,300
Union Drilling, Inc.*	2,400	17,448
Unit Corp.*	2,900	132,066

		969,347

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	1,600	43,168
Great Atlantic & Pacific Tea Co.*	1,000	7,490
Ingles Markets, Inc., Class A	400	5,664
Ruddick Corp.	1,800	51,030
Spartan Stores, Inc.	100	1,354
Susser Holdings Corp.*	1,000	8,820
Weis Markets, Inc.	2,100	74,571
Winn-Dixie Stores, Inc.*	4,100	41,533

		233,630

Food Products 2.3%
B&G Foods, Inc., Class A	4,700	42,206
Chiquita Brands International, Inc.*	3,300	48,411
Corn Products International, Inc.	1,300	36,946
Del Monte Foods Co.	12,200	138,836
Farmer Bros Co.	1,300	22,347
Fresh Del Monte Produce, Inc.*	1,100	22,363
Hain Celestial Group, Inc. (The)*	3,000	47,970
John B. Sanfilippo & Son, Inc.*	300	4,575
Seneca Foods Corp., Class A*	200	5,400
Smart Balance, Inc.*	4,700	26,132
Smithfield Foods, Inc.*	8,200	123,492
Tasty Baking Co.	700	4,823
TreeHouse Foods, Inc.*	2,400	92,976

		616,477

Health Care Equipment & Supplies 1.9%
Alphatec Holdings, Inc.*	745	3,293
Analogic Corp.	500	20,000
AngioDynamics, Inc.*	2,400	38,520
Anika Therapeutics, Inc.*	100	627
Cantel Medical Corp.	1,000	19,280
Cardiac Science Corp.*	1,200	3,120
CONMED Corp.*	2,200	47,322
Cooper Cos., Inc. (The)	3,500	123,620
Cynosure, Inc., Class A*	200	2,028
ev3, Inc.*	500	7,290
Greatbatch, Inc.*	1,700	33,405
HealthTronics, Inc.*	3,450	9,694
Home Diagnostics, Inc.*	1,200	7,344
Invacare Corp.	2,300	57,592
Inverness Medical Innovations, Inc.*	1,600	64,592
Misonix, Inc.*	600	1,230
Osteotech, Inc.*	1,400	4,732
Palomar Medical Technologies, Inc.*	400	3,680
RTI Biologics, Inc.*	4,100	12,956
Spectranetics Corp.*	600	4,134
Symmetry Medical, Inc.*	300	2,676
Theragenics Corp.*	3,000	3,990
TomoTherapy, Inc.*	5,200	21,060
Young Innovations, Inc.	700	16,093

		508,278

Health Care Providers & Services 3.4%
Allied Healthcare International, Inc.*	4,000	10,680
American Dental Partners, Inc.*	500	6,325
AMN Healthcare Services, Inc.*	2,800	24,360
Amsurg Corp.*	1,300	27,443
Assisted Living Concepts, Inc., Class A*	460	11,882
BioScrip, Inc.*	539	3,918
Brookdale Senior Living, Inc.*	3,000	54,750
Capital Senior Living Corp.*	2,400	12,096
Community Health Systems, Inc.*	2,200	71,764
Continucare Corp.*	6,000	29,040
Coventry Health Care, Inc.*	400	9,152
Dynacq Healthcare, Inc.*	256	781
Five Star Quality Care, Inc.*	2,200	6,952
Gentiva Health Services, Inc.*	2,200	56,188
Hanger Orthopedic Group, Inc.*	1,300	21,138
Health Net, Inc.*	700	16,982
Healthspring, Inc.*	4,500	78,255
Healthways, Inc.*	1,100	18,766
Integramed America, Inc.*	1,000	8,110
inVentiv Health, Inc.*	2,800	43,036
LCA-Vision, Inc.*	700	4,074
LifePoint Hospitals, Inc.*	3,400	101,932
Medcath Corp.*	800	5,432
Molina Healthcare, Inc.*	1,500	33,375
Nighthawk Radiology Holdings, Inc.*	1,000	3,970
NovaMed, Inc.*	2,200	9,086
Odyssey HealthCare, Inc.*	1,800	26,424
Omnicare, Inc.	5,300	132,500
PDI, Inc.*	800	3,984
Psychiatric Solutions, Inc.*	400	8,820
Res-Care, Inc.*	2,200	19,822
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Health Care Providers & Services (continued)
Skilled Healthcare Group, Inc., Class A*	1,500	$9,810
Sun Healthcare Group, Inc.*	800	6,992
Universal American Corp.*	4,602	61,483

		939,322

Health Care Technology 0.1%
AMICAS, Inc.*	1,300	6,981
Vital Images, Inc.*	1,300	18,486

		25,467

Hotels, Restaurants & Leisure 2.5%
Bluegreen Corp.*	3,100	7,564
Bob Evans Farms, Inc.	1,900	53,029
Boyd Gaming Corp.*	900	7,020
California Pizza Kitchen, Inc.*	1,400	19,320
Churchill Downs, Inc.	1,000	36,300
DineEquity, Inc.*	1,400	31,836
Dover Motorsports, Inc.	1,000	2,240
FortuNet, Inc.	400	896
Gaylord Entertainment Co.*	1,200	23,088
International Speedway Corp., Class A	400	10,284
Isle of Capri Casinos, Inc.*	1,700	13,685
J Alexander’s Corp.*	500	1,675
Lakes Entertainment, Inc.*	1,900	4,731
Luby’s, Inc.*	1,100	3,773
Marcus Corp.	1,800	20,124
McCormick & Schmick’s Seafood Restaurants, Inc.*	600	4,962
Morton’s Restaurant Group, Inc.*	600	2,298
MTR Gaming Group, Inc.*	2,160	3,823
Multimedia Games, Inc.*	2,201	10,851
O’Charleys, Inc.*	900	6,660
Orient-Express Hotels Ltd., Class A*	2,000	19,520
Red Lion Hotels Corp.*	1,000	5,930
Rick’s Cabaret International, Inc.*	800	8,912
Rubio’s Restaurants, Inc.*	1,000	7,750
Ruby Tuesday, Inc.*	5,200	35,932
Speedway Motorsports, Inc.	3,500	58,170
Steak N Shake Co. (The)*	130	41,761
Vail Resorts, Inc.*	1,000	33,700
VCG Holding Corp.*	1,100	2,365
Wyndham Worldwide Corp.	10,500	220,395

		698,594

Household Durables 3.6%
Acme United Corp.	200	1,780
Bassett Furniture Industries, Inc.*	1,000	4,330
Blyth, Inc.	451	12,669
Brookfield Homes Corp.*	2,300	16,698
Cavco Industries, Inc.*	500	17,920
Craftmade International, Inc.*	300	900
CSS Industries, Inc.	1,000	17,330
Ethan Allen Interiors, Inc.	800	11,592
Furniture Brands International, Inc.*	3,700	19,092
Helen of Troy Ltd.*	2,700	63,639
Jarden Corp.	7,700	234,696
La-Z-Boy, Inc.*	1,900	19,285
Leggett & Platt, Inc.	5,700	104,082
Lennar Corp., Class A	3,400	52,224
Lifetime Brands, Inc.*	808	6,440
M.D.C. Holdings, Inc.	400	13,440
M/I Homes, Inc.*	1,400	14,448
Meritage Homes Corp.*	2,700	60,453
Mohawk Industries, Inc.*	3,900	161,499
Orleans Homebuilders, Inc.*	1,500	2,190
Palm Harbor Homes, Inc.*	1,200	2,460
Pulte Homes, Inc.*	4,387	46,151
Ryland Group, Inc.	1,200	26,712
Skyline Corp.	800	14,648
Standard Pacific Corp.*	6,400	23,232
Stanley Furniture Co., Inc.*	400	3,900
Whirlpool Corp.	400	30,072

		981,882

Household Products 0.2%
Central Garden and Pet Co., Class A*	4,200	36,918
Central Garden and Pet Co.*	2,100	20,034

		56,952

Independent Power Producers & Energy Traders 0.2%
Mirant Corp.*	2,100	29,547
RRI Energy, Inc.*	5,100	25,245

		54,792

Industrial Conglomerates 0.1%
Standex International Corp.	1,100	25,091

Information Technology Services 1.1%
Acorn Energy, Inc.*	400	2,508
Acxiom Corp.*	1,500	23,070
CACI International, Inc., Class A*	1,600	76,752
CIBER, Inc.*	100	323
Convergys Corp.*	6,900	73,830
Dynamics Research Corp.*	1,100	12,342
Edgewater Technology, Inc.*	400	1,200
Euronet Worldwide, Inc.*	1,700	34,714
Hackett Group, Inc. (The)*	1,600	3,712
infoGROUP, Inc.*	4,200	32,382
SRA International, Inc., Class A*	900	15,498
StarTek, Inc.*	1,500	11,100
TechTeam Global, Inc.*	1,000	7,360

		294,791

Insurance 10.8%
21st Century Holding Co.	900	3,627
Affirmative Insurance Holdings, Inc.*	700	3,038
Alleghany Corp.*	100	26,111
Allied World Assurance Co. Holdings Ltd.	500	22,380
American Equity Investment Life Holding Co.	2,900	21,286
American Financial Group, Inc.	7,200	178,632
American National Insurance Co.	500	53,220
AMERISAFE, Inc.*	1,700	29,410
Argo Group International Holdings Ltd.*	2,400	64,176
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Insurance (continued)
Aspen Insurance Holdings Ltd.	1,100	$29,293
CNA Surety Corp.*	2,400	33,600
Conseco, Inc.*	14,100	67,116
Delphi Financial Group, Inc., Class A	3,200	64,800
Donegal Group, Inc., Class A	1,800	26,550
Eastern Insurance Holdings, Inc.	1,000	8,430
Endurance Specialty Holdings Ltd.	1,300	46,826
FBL Financial Group, Inc., Class A	2,300	41,262
Fidelity National Financial, Inc., Class A	800	10,320
First Acceptance Corp.*	3,404	6,536
First American Corp.	5,800	171,506
First Mercury Financial Corp.	1,800	23,598
Flagstone Reinsurance Holdings Ltd.	1,200	12,564
FPIC Insurance Group, Inc.*	300	11,385
Genworth Financial, Inc., Class A*	6,800	94,112
Hallmark Financial Services*	800	6,280
Hanover Insurance Group, Inc. (The)	3,000	127,260
HCC Insurance Holdings, Inc.	6,900	186,990
Hilltop Holdings, Inc.*	4,800	54,336
Horace Mann Educators Corp.	1,000	11,990
Independence Holding Co.	1,400	11,382
Max Capital Group Ltd.	600	13,512
MBIA, Inc.*	15,000	73,950
Meadowbrook Insurance Group, Inc.	3,845	25,954
Mercer Insurance Group, Inc.	500	8,500
Mercury General Corp.	2,400	91,728
Montpelier Re Holdings Ltd.	2,000	33,780
National Financial Partners Corp.*	4,100	34,645
Navigators Group, Inc.*	1,000	42,670
NYMAGIC, Inc.	192	3,014
Old Republic International Corp.	13,000	137,670
OneBeacon Insurance Group Ltd., Class A	1,800	23,364
Phoenix Cos., Inc. (The)*	5,400	12,690
Platinum Underwriters Holdings Ltd.	500	18,130
PMA Capital Corp., Class A*	900	5,418
ProAssurance Corp.*	2,500	126,900
Protective Life Corp.	5,000	84,250
Reinsurance Group of America, Inc.	4,500	219,240
Safety Insurance Group, Inc.	1,000	35,000
SeaBright Insurance Holdings, Inc.*	800	8,144
State Auto Financial Corp.	2,200	34,562
Stewart Information Services Corp.	1,700	17,442
Tower Group, Inc.	196	4,332
Transatlantic Holdings, Inc.	4,064	201,940
United America Indemnity Ltd., Class A*	673	4,771
United Fire & Casualty Co.	1,100	18,502
Unitrin, Inc.	2,300	49,910
Validus Holdings Ltd.	1,700	45,050
W.R. Berkley Corp.	2,400	58,392
White Mountains Insurance Group Ltd.	100	32,047
Zenith National Insurance Corp.	2,080	58,032

		2,971,555

Internet & Catalog Retail 0.0%
1-800-FLOWERS.COM, Inc., Class A*	1,300	2,691
dELiA*s, Inc.*	1,700	3,026
Hollywood Media Corp.*	2,600	3,484

		9,201

Internet Software & Services 1.5%
DivX, Inc.*	200	1,124
IAC/InterActiveCorp*	7,100	142,568
InfoSpace, Inc.*	3,400	31,518
Internap Network Services Corp.*	1,900	8,455
Internet Brands, Inc., Class A*	3,849	30,138
Internet Capital Group, Inc.*	3,800	23,674
iPass, Inc.*	3,400	3,774
Keynote Systems, Inc.	800	7,736
Knot, Inc. (The)*	1,800	16,470
Looksmart Ltd.*	1,300	1,261
Marchex, Inc., Class B	2,000	10,980
ModusLink Global Solutions, Inc.*	4,400	44,660
Perficient, Inc.*	600	5,826
RealNetworks, Inc.*	10,800	45,576
Soundbite Communications, Inc.*	1,400	3,752
support.com, Inc.*	3,300	8,184
TechTarget, Inc.*	1,484	7,865
TheStreet.com, Inc.	1,100	3,487
United Online, Inc.	1,800	11,376
Web.com Group, Inc.*	2,400	13,392

		421,816

Leisure Equipment & Products 0.4%
Aldila, Inc.*	200	840
Arctic Cat, Inc.*	1,200	10,056
Callaway Golf Co.	2,700	20,142
Cybex International, Inc.*	1,400	1,750
JAKKS Pacific, Inc.*	900	9,900
Nautilus, Inc.*	2,800	7,028
RC2 Corp.*	1,971	28,323
Sport Supply Group, Inc.	1,000	11,890
Steinway Musical Instruments*	1,000	16,300

		106,229

Life Sciences Tools & Services 0.1%
Cambrex Corp.*	1,400	7,532
Harvard Bioscience, Inc.*	2,000	6,900
Kendle International, Inc.*	800	16,192

		30,624

Machinery 2.6%
Alamo Group, Inc.	289	5,188
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Machinery (continued)
Albany International Corp., Class A	2,000	$39,780
American Railcar Industries, Inc.	800	7,928
Astec Industries, Inc.*	500	12,445
Barnes Group, Inc.	1,500	24,060
Briggs & Stratton Corp.	2,300	38,019
Chart Industries, Inc.*	276	4,452
CIRCOR International, Inc.	1,400	39,550
Columbus Mckinnon Corp.*	700	9,506
EnPro Industries, Inc.*	500	12,175
Flanders Corp.*	1,800	6,282
FreightCar America, Inc.	700	13,650
Gardner Denver, Inc.	2,000	79,700
Gencor Industries, Inc.*	499	3,468
Greenbrier Cos., Inc.*	1,600	13,040
Hardinge, Inc.	900	4,689
Hurco Cos., Inc.*	600	10,056
Kadant, Inc.*	600	9,132
Key Technology, Inc.*	100	1,442
Mfri, Inc.*	400	2,728
Miller Industries, Inc.*	500	5,605
Mueller Industries, Inc.	1,700	41,803
Mueller Water Products, Inc., Class A	8,800	39,688
NACCO Industries, Inc., Class A	600	32,292
Portec Rail Products, Inc.	1,000	10,920
Tecumseh Products Co., Class A*	1,100	12,188
Timken Co.	5,500	123,255
Titan International, Inc.	2,700	20,952
Trinity Industries, Inc.	400	6,256
Twin Disc, Inc.	1,102	10,612
Wabash National Corp.*	3,000	8,880
Watts Water Technologies, Inc., Class A	2,300	66,539

		716,280

Marine 0.4%
Alexander & Baldwin, Inc.	2,400	76,680
Genco Shipping & Trading Ltd.*	1,000	19,160

		95,840

Media 1.7%
AH Belo Corp., Class A*	80	489
Alloy, Inc.*	1,382	10,669
Ballantyne Strong, Inc.*	825	2,747
Belo Corp., Class A	400	2,656
Cinemark Holdings, Inc.	8,200	116,276
Clear Channel Outdoor Holdings, Inc., Class A*	700	7,105
E.W. Scripps Co. (The), Class A*	4,100	27,880
Fisher Communications, Inc.*	400	5,144
Lee Enterprises, Inc.*	2,000	8,480
Liberty Media Corp. — Capital*	7,000	181,230
Live Nation, Inc.*	6,500	74,555
Media General, Inc., Class A*	2,200	17,930
New Frontier Media, Inc.*	1,900	4,009
Orchard Enterprises, Inc.*	200	364
Outdoor Channel Holdings, Inc.*	2,200	11,110
Radio One, Inc., Class D*	400	1,284
Saga Communications, Inc., Class A*	400	5,240

		477,168

Metals & Mining 1.2%
AM Castle & Co.	900	8,730
Brush Engineered Materials, Inc.*	500	8,985
Coeur d’Alene Mines Corp.*	4,400	61,688
Friedman Industries	300	1,650
Haynes International, Inc.	400	11,716
Horsehead Holding Corp.*	3,600	35,280
Kaiser Aluminum Corp.	800	28,120
Olympic Steel, Inc.	1,000	27,740
RTI International Metals, Inc.*	1,400	34,650
Stillwater Mining Co.*	5,828	58,571
Synalloy Corp.	400	3,188
Universal Stainless & Alloy*	300	5,469
US Gold Corp.*	4,781	10,662
Worthington Industries, Inc.	2,851	41,254

		337,703

Multiline Retail 0.5%
99 Cents Only Stores*	4,400	57,376
Dillard’s, Inc., Class A	200	3,312
Fred’s, Inc., Class A	3,500	35,105
Saks, Inc.*	6,100	39,284

		135,077

Oil, Gas & Consumable Fuels 4.4%
Alon USA Energy, Inc.	2,000	14,320
Approach Resources, Inc.*	1,200	9,612
ATP Oil & Gas Corp.*	3,100	44,857
Berry Petroleum Co., Class A	1,600	43,328
Bill Barrett Corp.*	1,300	40,300
Cimarex Energy Co.	3,200	157,472
Comstock Resources, Inc.*	1,800	70,182
Crosstex Energy, Inc.	4,500	34,875
CVR Energy, Inc.*	2,900	23,258
Delek US Holdings, Inc.	3,500	24,430
Double Eagle Petroleum Co.*	800	3,528
Encore Acquisition Co.*	900	42,858
GeoMet, Inc.*	3,500	3,815
Harvest Natural Resources, Inc.*	3,100	13,919
HKN, Inc.*	1,000	2,930
International Coal Group, Inc.*	2,300	8,211
Mariner Energy, Inc.*	4,700	67,915
Overseas Shipholding Group, Inc.	1,800	80,298
Patriot Coal Corp.*	1,100	17,039
Penn Virginia Corp.	3,500	84,945
Petroleum Development Corp.*	1,000	20,960
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Rex Energy Corp.*	2,200	27,258
Rosetta Resources, Inc.*	2,000	41,120
Stone Energy Corp.*	2,094	33,378
Swift Energy Co.*	1,800	45,108
Tesoro Corp.	4,100	51,250
USEC, Inc.*	8,800	35,200
Western Refining, Inc.*	3,000	13,710
Whiting Petroleum Corp.*	2,300	153,088

		1,209,164

Paper & Forest Products 1.7%
Buckeye Technologies, Inc.*	3,900	44,616
Glatfelter	3,500	48,300
KapStone Paper and Packaging Corp.*	500	4,620
Louisiana-Pacific Corp.*	9,700	68,967
MeadWestvaco Corp.	9,800	235,886
Mercer International, Inc.*	3,500	10,920
Schweitzer-Mauduit International, Inc.	600	45,144
Wausau Paper Corp.*	700	6,174

		464,627

Personal Products 0.4%
CCA Industries, Inc.	400	2,212
Elizabeth Arden, Inc.*	1,600	24,832
Inter Parfums, Inc.	1,700	22,627
Mannatech, Inc.	1,800	5,454
Nutraceutical International Corp.*	400	5,196
Parlux Fragrances, Inc.*	1,100	1,870
Physicians Formula Holdings, Inc.*	1,300	3,003
Prestige Brands Holdings, Inc.*	4,800	37,296

		102,490

Pharmaceuticals 0.8%
Hi-Tech Pharmacal Co., Inc.*	1,000	21,540
King Pharmaceuticals, Inc.*	9,906	118,971
K-V Pharmaceutical Co., Class A*	400	1,380
Lannett Co., Inc.*	1,100	6,435
Medicis Pharmaceutical Corp., Class A	1,100	25,421
Par Pharmaceutical Cos., Inc.*	2,200	57,904

		231,651

Professional Services 0.8%
Barrett Business Services, Inc.	500	6,405
CDI Corp.	1,300	16,757
CRA International, Inc.*	600	15,570
Franklin Covey Co.*	700	3,668
GP Strategies Corp.*	577	4,270
Heidrick & Struggles International, Inc.	1,000	25,430
Hudson Highland Group, Inc.*	2,200	8,998
Kelly Services, Inc., Class A*	3,206	42,063
Kforce, Inc.*	2,000	26,740
Korn/Ferry International*	352	5,210
LECG Corp.*	1,010	2,878
National Technical Systems, Inc.	400	2,256
On Assignment, Inc.*	3,500	24,430
RCM Technologies, Inc.*	400	1,040
School Specialty, Inc.*	1,100	24,299
Volt Information Sciences, Inc.*	1,900	17,651

		227,665

Real Estate Management & Development 0.3%
Avatar Holdings, Inc.*	800	13,552
Forest City Enterprises, Inc., Class A*	5,200	58,812
ZipRealty, Inc.*	1,900	7,904

		80,268

Road & Rail 1.7%
Amerco, Inc.*	800	30,232
Arkansas Best Corp.	2,000	45,080
Avis Budget Group, Inc.*	1,800	19,476
Celadon Group, Inc.*	1,900	18,658
Hertz Global Holdings, Inc.*	5,600	58,016
Kansas City Southern*	1,000	29,700
Marten Transport Ltd.*	1,900	33,459
PAM Transportation Services, Inc.*	572	5,800
Ryder Systems, Inc.	3,300	120,120
USA Truck, Inc.*	400	4,940
Werner Enterprises, Inc.	5,400	106,812

		472,293

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	2,500	27,550
Advanced Analogic Technologies, Inc.*	1,000	3,340
Amtech Systems, Inc.*	415	4,320
Anadigics, Inc.*	2,700	9,774
AuthenTec, Inc.*	100	256
AXT, Inc.*	3,000	8,700
Cabot Microelectronics Corp.*	900	31,635
Cascade Microtech, Inc.*	1,000	4,330
Ceva, Inc.*	500	5,945
Cohu, Inc.	900	11,655
DSP Group, Inc.*	600	4,134
Exar Corp.*	2,909	20,450
Fairchild Semiconductor International, Inc.*	9,500	85,310
FEI Co.*	700	14,560
FormFactor, Inc.*	500	7,735
GSI Technology, Inc.*	1,200	5,352
Ikanos Communications, Inc.*	1,600	3,440
Integrated Device Technology, Inc.*	16,600	94,122
Integrated Silicon Solution, Inc.*	2,500	14,425
International Rectifier Corp.*	4,100	73,964
Intersil Corp., Class A	6,683	90,020
IXYS Corp.*	1,400	9,744
Kopin Corp.*	3,700	15,207
Lattice Semiconductor Corp.*	6,200	16,058
Mattson Technology, Inc.*	2,800	9,240
MKS Instruments, Inc.*	1,805	29,963
MoSys, Inc.*	1,100	4,939
Nanometrics, Inc.*	1,380	12,006
Novellus Systems, Inc.*	800	16,720
OmniVision Technologies, Inc.*	4,200	54,180
PDF Solutions, Inc.*	1,600	6,336
Pericom Semiconductor Corp.*	1,000	8,800
Photronics, Inc.*	5,100	19,635
PLX Technology, Inc.*	2,700	11,988
Rudolph Technologies, Inc.*	3,000	18,810
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Silicon Image, Inc.*	4,000	$9,640
Skyworks Solutions, Inc.*	3,300	41,877
Standard Microsystems Corp.*	853	17,018
TriQuint Semiconductor, Inc.*	9,900	59,400
Ultra Clean Holdings, Inc.*	1,200	7,752
Ultratech, Inc.*	1,300	17,732
Veeco Instruments, Inc.*	1,700	54,094
Virage Logic Corp.*	1,800	10,026
Zoran Corp.*	2,800	30,716

		1,002,898

Software 0.7%
ePlus, Inc.*	460	7,231
JDA Software Group, Inc.*	1,200	31,452
Kenexa Corp.*	1,300	12,896
Lawson Software, Inc.*	2,100	12,726
Mentor Graphics Corp.*	1,300	10,426
Opnet Technologies, Inc.	500	5,875
Progress Software Corp.*	600	16,878
S1 Corp.*	1,100	6,578
Smith Micro Software, Inc.*	2,700	20,925
SonicWALL, Inc.*	4,775	36,385
THQ, Inc.*	2,400	12,096
TIBCO Software, Inc.*	2,787	24,972

		198,440

Specialty Retail 5.4%
Aaron’s, Inc.	1,000	27,860
AC Moore Arts & Crafts, Inc.*	910	2,548
America’s Car-Mart, Inc.*	900	21,177
AnnTaylor Stores Corp.*	3,400	42,704
AutoNation, Inc.*	10,100	181,800
Barnes & Noble, Inc.	4,200	73,416
Bebe Stores, Inc.	2,300	14,214
Books-A-Million, Inc.	1,500	9,555
Brown Shoe Co., Inc.	3,200	39,200
Build-A-Bear Workshop, Inc.*	800	3,816
Cabela’s, Inc.*	5,400	87,048
Cache, Inc.*	1,100	4,620
Charming Shoppes, Inc.*	3,700	21,497
Christopher & Banks Corp.	2,310	15,362
Coldwater Creek, Inc.*	4,900	21,854
Collective Brands, Inc.*	2,700	53,136
Conn’s, Inc.*	1,900	10,678
Cost Plus, Inc.*	900	1,080
Destination Maternity Corp.*	300	7,299
Dress Barn, Inc.*	1,300	30,602
DSW, Inc., Class A*	1,300	31,330
Finish Line, Inc. (The), Class A	5,600	62,104
Foot Locker, Inc.	8,700	98,223
Genesco, Inc.*	600	14,148
Group 1 Automotive, Inc.*	900	26,100
Haverty Furniture Cos., Inc.	1,700	20,961
HOT Topic, Inc.*	4,300	24,725
Jo-Ann Stores, Inc.*	2,000	70,040
Lithia Motors, Inc., Class A*	1,100	8,580
MarineMax, Inc.*	2,000	18,060
Men’s Wearhouse, Inc. (The)	1,500	30,225
New York & Co., Inc.*	3,200	11,520
Office Depot, Inc.*	15,400	87,472
Pacific Sunwear Of California*	4,300	15,136
Penske Auto Group, Inc.*	7,300	102,638
PEP Boys-Manny Moe & Jack	1,900	15,865
Rent-A-Center, Inc., Class A*	3,000	60,000
Shoe Carnival, Inc.*	523	9,555
Stage Stores, Inc.	2,200	28,424
Stein Mart, Inc.*	3,227	25,493
Systemax, Inc.	1,000	17,530
Tandy Leather Factory, Inc.*	200	740
West Marine, Inc.*	2,100	17,619
Zale Corp.*	3,300	7,194

		1,473,148

Textiles, Apparel & Luxury Goods 1.8%
Columbia Sportswear Co.	2,700	111,726
Culp, Inc.*	1,000	13,010
Delta Apparel, Inc.*	158	2,010
G-III Apparel Group Ltd.*	600	10,446
Heelys, Inc.*	2,200	4,576
Iconix Brand Group, Inc.*	3,300	41,646
Jones Apparel Group, Inc.	3,200	46,208
Kenneth Cole Productions, Inc., Class A*	1,000	10,240
K-Swiss, Inc., Class A*	2,300	20,884
Lakeland Industries, Inc.*	200	1,686
Lazare Kaplan International, Inc.*(a)	300	750
Liz Claiborne, Inc.*	2,600	12,662
Movado Group, Inc.*	1,600	17,488
Oxford Industries, Inc.	1,200	21,408
Perry Ellis International, Inc.*	1,600	25,648
Quiksilver, Inc.*	3,200	6,464
RG Barry Corp.	400	3,540
Rocky Brands, Inc.*	400	3,436
Skechers U.S.A., Inc., Class A*	2,600	72,956
Timberland Co. (The), Class A*	1,200	20,640
Unifi, Inc.*	5,800	19,372
UniFirst Corp.	500	25,120

		491,916

Thrifts & Mortgage Finance 1.7%

Abington Bancorp, Inc.	800	5,712
Astoria Financial Corp.	2,600	34,320
Atlantic Coast Federal Corp.	1,200	1,812
Bank Mutual Corp.	1,100	7,348
BankAtlantic Bancorp, Inc., Class A*	4,897	7,198
BankFinancial Corp.	814	7,774
Berkshire Hills Bancorp, Inc.	1,300	21,515
BofI Holding, Inc.*	700	8,309
Dime Community Bancshares	1,800	21,762
Doral Financial Corp.*	100	355
ESSA Bancorp, Inc.	1,500	17,775
First Defiance Financial Corp.	300	3,168
First Financial Holdings, Inc.	400	4,716
First Financial Northwest, Inc.	800	4,952
First Place Financial Corp.	367	1,149
Flushing Financial Corp.	1,400	17,150
Home Federal Bancorp, Inc.	600	7,980
HopFed Bancorp, Inc.	300	3,090
Legacy Bancorp, Inc.	700	6,713
Louisiana Bancorp, Inc.*	600	8,790
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Thrifts & Mortgage Finance (continued)
NewAlliance Bancshares, Inc.	3,900	$45,396
Northeast Community Bancorp, Inc.	300	1,797
OceanFirst Financial Corp.	1,000	10,360
PMI Group, Inc. (The)*	2,100	4,515
Provident Financial Holdings, Inc.	600	2,130
Provident Financial Services, Inc.	2,000	22,800
Provident New York Bancorp	300	2,445
Radian Group, Inc.	3,000	19,290
Riverview Bancorp, Inc.*	589	1,414
Rome Bancorp, Inc.	700	5,607
SI Financial Group, Inc.*	1,100	5,500
Tree.com, Inc.*	300	2,193
United Community Financial Corp.*	763	1,373
United Financial Bancorp, Inc.	1,400	18,396
United Western Bancorp, Inc.	472	1,572
Washington Federal, Inc.	5,000	93,250
Waterstone Financial, Inc.*	1,700	3,740
Westfield Financial, Inc.	3,100	25,296

		458,662

Tobacco 0.4%
Alliance One International, Inc.*	5,065	25,781
Universal Corp.	2,100	95,319

		121,100

Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	1,400	30,520
Empire Resources, Inc.	300	432
GATX Corp.	2,600	68,172
H&E Equipment Services, Inc.*	3,366	35,713
Interline Brands, Inc.*	1,200	20,160
TAL International Group, Inc.	1,000	14,100
United Rentals, Inc.*	4,900	39,249
WESCO International, Inc.*	2,100	58,212

		266,558

Water Utilities 0.1%
Middlesex Water Co.	800	13,800
Pennichuck Corp.	200	3,994
SJW Corp.	600	13,158

		30,952

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	2,300	66,931
United States Cellular Corp.*	1,200	43,884

		110,815

Total Common Stocks (cost $30,852,120)		27,248,375

Mutual Fund 0.7%

		Market
	Shares	Value
Money Market Fund 0.7%
Invesco AIM Liquid Assets Portfolio, 0.15% (b)	190,857	190,857

Total Mutual Fund (cost $190,857)		190,857

Total Investments (cost $31,042,977) (c) — 100.0%		27,439,232

Other assets in excess of liabilities — 0.0%		10,045

NET ASSETS — 100.0%		$27,449,277

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $31,042,978, tax unrealized appreciation and depreciation were $2,875,655 and $(6,479,401), respectively.

GP	General Partnership
Ltd.	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$27,247,625	$—	$750	$27,248,375
Mutual Fund	190,857	—	—	190,857

Total	$27,438,482	$—	$750	$27,439,232

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks

Balance as of 10/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	750

Balance as of 1/31/10	$750

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Value Fund
Common Stocks 89.8%

		Market
	Shares	Value
Aerospace & Defense 4.8%
Raytheon Co.	555	$29,099
United Technologies Corp.	970	65,455

		94,554

Airlines 0.7%
Southwest Airlines Co.	1,140	12,916

Beverages 1.8%
PepsiCo, Inc.	585	34,878

Capital Markets 1.1%
Bank of New York Mellon Corp. (The)	730	21,236

Commercial Banks 4.4%
SunTrust Banks, Inc.	1,140	27,736
U.S. Bancorp	665	16,678
Wells Fargo & Co.	1,490	42,361

		86,775

Commercial Services & Supplies 1.2%
Avery Dennison Corp.	720	23,407

Communications Equipment 1.7%
Cisco Systems, Inc.*	1,525	34,267

Computers & Peripherals 1.3%
Dell, Inc.*	1,915	24,703

Construction & Engineering 0.8%
Fluor Corp.	355	16,096

Diversified Financial Services 1.8%
JPMorgan Chase & Co.	890	34,656

Energy Equipment & Services 1.0%
Transocean Ltd.*	230	19,490

Food & Staples Retailing 3.6%
Sysco Corp.	1,235	34,568
Wal-Mart Stores, Inc.	665	35,531

		70,099

Food Products 3.7%
ConAgra Foods, Inc.	1,510	34,338
General Mills, Inc.	530	37,794

		72,132

Health Care Equipment & Supplies 5.6%
Baxter International, Inc.	620	35,706
Medtronic, Inc.	1,720	73,770

		109,476

Health Care Providers & Services 3.2%
Cardinal Health, Inc.	795	26,291
UnitedHealth Group, Inc.	1,125	37,125

		63,416

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	630	39,331

Household Products 4.5%
Kimberly-Clark Corp.	530	31,477
Procter & Gamble Co. (The)	940	57,857

		89,334

Information Technology Services 0.8%
Alliance Data Systems Corp.*	280	16,649

Insurance 5.8%
Allstate Corp. (The)	615	18,407
Marsh & McLennan Cos., Inc.	1,060	22,854
Prudential Financial, Inc.	805	40,242
Travelers Cos., Inc. (The)	650	32,935

		114,438

Machinery 5.7%
Dover Corp.	870	37,306
Illinois Tool Works, Inc.	850	37,051
Parker Hannifin Corp.	690	38,578

		112,935

Multi-Utilities 2.4%
Dominion Resources, Inc.	1,285	48,136

Oil, Gas & Consumable Fuels 17.3%
Anadarko Petroleum Corp.	1,270	81,001
Apache Corp.	835	82,473
Devon Energy Corp.	1,085	72,597
Occidental Petroleum Corp.	972	76,146
XTO Energy, Inc.	640	28,525

		340,742

Pharmaceuticals 10.2%
Abbott Laboratories	1,140	60,352
Johnson & Johnson	635	39,916
Merck & Co., Inc.	1,090	41,616
Pfizer, Inc.	3,105	57,939

		199,823

Semiconductors & Semiconductor Equipment 1.9%
KLA-Tencor Corp.	1,315	37,083

Software 2.5%
Microsoft Corp.	1,760	49,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Value Fund
Common Stocks (continued)

		Market
	Shares	Value
Textiles, Apparel & Luxury Goods 0.0%
Hanesbrands, Inc.*	5	$115

Total Common Stocks
(cost $1,637,868)		1,766,284

Mutual Fund 9.5%

		Market
	Shares	Value
Money Market Fund 9.5%
Invesco AIM Liquid Assets Portfolio, 0.15% (a)	187,456	187,456

Total Mutual Fund
(cost $187,456)		187,456

Total Investments
(cost $1,825,324) (b) — 99.3%		1,953,740

Other assets in excess of liabilities — 0.7%		13,724

NET ASSETS — 100.0%		$1,967,464

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of January 31, 2010.

(b)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,846,900, tax unrealized appreciation and depreciation were $152,283 and $(45,443), respectively.
Ltd.                     Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,766,284	$—	$—	$1,766,284
Mutual Fund	187,456	—	—	187,456

Total	$1,953,740	$—	$—	$1,953,740

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Bond Fund
Asset-Backed Securities 1.9%

	Principal	Market
	Amount	Value
Other Asset-Backed Securities 1.9%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2001-4, Class 1A6, 6.24%, 01/25/13	$550,438	$511,255
Residential Asset Mortgage Products, Inc.,
Series 2002-RS1, Class AI5, 5.91%, 01/25/32	590,165	467,206
Structured Asset Securities Corp.,
Series 2004-6XS, Class A6, 4.63%, 03/25/34(a)	791,264	708,625

Total Asset-Backed Securities (cost $1,931,842)		1,687,086

Collateralized Mortgage Obligations 18.6%

	Principal	Market
	Amount	Value
ABN Amro Mortgage Corp.,
Series 2003-8, Class A23, 5.50%, 06/25/33	1,000,000	962,116

American Home Mortgage Investment Trust,
Series 2004-3, Class 6A1, 4.82%, 10/25/34(a)	857,632	746,740

Countrywide Alternative Loan Trust,
Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	998,881	775,066

Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-15, Class A7, 5.50%, 08/25/35	1,000,000	865,221

Fannie Mae Grantor Trust,
Series 2000-T5, Class B, 7.30%, 05/25/10	3,000,000	3,049,166

Fannie Mae REMICS
Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,142,867
Series 2009-42, Class AP, 4.50%, 03/25/39	5,324,675	5,611,608

		7,754,475

MASTR Alternative Loans Trust,
Series 2005-6, Class 1A5, 5.50%, 12/25/35	1,000,000	735,661
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 2AN, 5.68%, 12/25/35	930,687	659,392

Residential Funding Securities LLC,
Series 2003-RM2, Class AI3, 4.50%, 05/25/33	888,989	877,867

Total Collateralized Mortgage Obligations (cost $17,175,870)		16,425,704

Commercial Mortgage Backed Securities 7.1%

	Principal	Market
	Amount	Value
Non-Agency 7.1%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class A3 5.66%, 04/10/49(b)	1,000,000	990,604
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A3 5.69%, 09/15/40(b)	1,000,000	970,328
CS First Boston Mortgage Securities Corp.,
Series 2002-CP5, Class A2 4.94%, 12/15/35	955,000	988,214
Enterprise Mortgage Acceptance Co. LLC,
Series 1998-1, Class A3 6.63%, 01/15/25(c)	378,726	305,388
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A3 5.72%, 12/10/49	1,000,000	989,416
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3 5.95%, 07/15/44(b)	1,000,000	1,009,626
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A3 5.47%, 11/15/30(b)	1,000,000	1,032,290

Total Commercial Mortgage Backed Securities (cost $6,175,986)		6,285,866

Corporate Bonds 38.1%

	Principal	Market
	Amount	Value
Airlines 1.2%
Continental Airlines, Inc.,
Series 974B,6.90%, 07/02/18	855,501	814,865
Northwest Airlines, Inc.,
Series 2001-1, Class C, 7.63%, 04/01/10	264,865	263,540

		1,078,405

Beverages 2.6%
Anheuser-Busch InBev Worldwide, Inc.,
7.75%, 01/15/19(c)	1,000,000	1,186,115
SABMiller PLC,
6.50%, 07/15/18(c)	1,000,000	1,108,859

		2,294,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments  (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Chemicals 0.9%
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	$750,000	$816,417

Commercial Banks 5.4%
Bank of America NA,
6.10%, 06/15/17	1,000,000	1,031,341
Citigroup, Inc.,
8.13%, 07/15/39	750,000	850,477
HSBC Holdings PLC,
6.80%, 06/01/38	750,000	815,997
JPMorgan Chase & Co.
5.25%, 05/01/15	1,000,000	1,040,289
Series 1,7.90%, 04/30/18(b)(d)	1,000,000	1,024,310

		4,762,414

Communications Equipment 1.3%
Comcast Cable Holdings LLC,
9.80%, 02/01/12	1,000,000	1,138,946

Computers & Peripherals 1.1%
Digital Equipment Corp.,
7.75%, 04/01/23	825,000	964,901

Diversified Financial Services 2.7%
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	1,000,000	1,364,091
Textron Financial Corp.,
5.13%, 11/01/10	1,000,000	1,017,899

		2,381,990

Diversified Telecommunication Services 2.3%
Qwest Corp.,
6.88%, 09/15/33	1,000,000	920,000
Telecom Italia Capital SA,
5.25%, 11/15/13	1,000,000	1,068,073

		1,988,073

Electric Utilities 0.9%
Nisource Finance Corp.,
6.13%, 03/01/22	750,000	782,329

Energy Equipment & Services 2.5%
EOG Resources, Inc.,
6.13%, 10/01/13	1,000,000	1,119,739
Weatherford International, Inc.,
6.35%, 06/15/17	1,000,000	1,074,754

		2,194,493

Food & Staples Retailing 1.1%
CVS Pass-Through Trust,
6.94%, 01/10/30	958,937	1,013,529

Gas Utilities 0.9%
Energy Transfer Partners LP,
6.70%, 07/01/18	750,000	818,876

Health Care Providers & Services 2.4%
Covidien International Finance SA,
6.00%, 10/15/17	1,000,000	1,102,164
Quest Diagnostics, Inc.,
5.13%, 11/01/10	1,000,000	1,028,341

		2,130,505

Industrial Conglomerates 2.6%
Eaton Corp.,
8.88%, 06/15/19	1,000,000	1,247,709
General Electric Co.,
5.25%, 12/06/17	1,000,000	1,044,296

		2,292,005

Insurance 3.3%
Liberty Mutual Group, Inc.,
7.30%, 06/15/14(c)	1,000,000	1,058,615
Oil Insurance Ltd.,
7.56%, 06/30/11(b)(c)(d)	1,000,000	790,220
Principal Life Income Funding Trusts,
5.30%, 12/14/12	1,000,000	1,068,736

		2,917,571

Media 1.3%
Time Warner Cable, Inc.,
6.75%, 07/01/18	1,000,000	1,113,898

Metals & Mining 1.2%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	1,000,000	1,090,492
Paper & Forest Products 0.9%
Stora Enso Oyj,
7.25%, 04/15/36(c)	1,000,000	775,370

Real Estate Investment Trusts (REITs) 1.1%
Highwoods Realty LP,
5.85%, 03/15/17	1,000,000	968,142

Road & Rail 1.1%
Federal Express Corp. 1993 Pass Through Trust,
Series B2, 7.63%, 01/01/15	898,072	975,917
Wireless Telecommunication Services 1.3%
Verizon Wireless 7.375%,
7.38%, 11/15/13	1,000,000	1,164,304

Total Corporate Bonds (cost $31,474,335)
		33,663,551

Municipal Bonds 0.8%

	Principal	Market
	Amount	Value
Iowa 0.7%
Tobacco Settlement Authority,
Series 2005 A,6.50%, 06/01/23	790,000	667,179

Louisiana 0.1%
Tobacco Settlement Financing Corp.,
Series 2001 ,6.36%, 05/15/25	64,352	62,597

Total Municipal Bonds (cost $854,255)		729,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Fund
U.S. Government Mortgage Backed Agencies 8.9%

	Principal	Market
	Amount	Value
Fannie Mae Pool
Pool# 383661 6.62%, 06/01/16	1,769,073	$2,019,437
Pool# 386905 5.00%, 04/01/19	912,404	955,268
Pool# AA6943 4.50%, 05/01/39	2,837,616	2,869,692

		5,844,397

Freddie Mac Gold Pool
Pool# E01443, 3.50%, 07/01/18	2,038,782	2,026,806

Total U.S. Government Mortgage Backed Agencies
(cost $7,512,043)		7,871,203

Sovereign Bond 0.6%

	Principal	Market
	Amount	Value
ISRAEL 0.6%
Israel Government AID Bond, 0.00%, 05/15/24	1,000,000	488,648

Total Sovereign Bond (cost $454,985)		488,648

U.S. Government Sponsored & Agency Obligation 4.6%

	Principal	Market
	Amount	Value
Federal Farm Credit Bank
2.00%, 01/17/12	4,000,000	4,071,360

Total U.S. Government Sponsored & Agency Obligation (cost $4,029,821)		4,071,360

U.S. Treasury Bond 2.5%

	Principal	Market
	Amount	Value
United States Treasury Inflation Indexed Bonds,
2.13%, 01/15/19	2,000,000	2,173,247

Total U.S. Treasury Bond (cost $2,110,576)		2,173,247

U.S. Treasury Notes 10.3%

	Principal	Market
	Amount	Value
U.S. Treasury Note
3.25%, 05/31/16	4,000,000	4,087,500
4.88%, 08/15/16	4,500,000	5,033,322

Total U.S. Treasury Notes (cost $8,902,005)		9,120,822

Yankee Dollar 1.2%

	Principal	Market
	Amount	Value
Metals & Mining 1.2%
Xstrata Canada Corp., 6.00%, 10/15/15	1,000,000	1,081,488

Total Yankee Dollar (cost $887,385)		1,081,488

Mutual Fund 4.9%

		Market
	Shares	Value
Money Market Fund 4.9%
Invesco AIM Liquid Assets Portfolio, 0.15% (e)	4,331,829	4,331,829
Total Mutual Fund (cost $4,331,829)		4,331,829

Total Investments (cost $85,840,932) (f) — 99.5%		87,930,580

Other assets in excess of liabilities — 0.5%		467,071

NET ASSETS — 100.0%		$88,397,651

(a)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2010.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $5,224,567 which represents 5.91% of net assets.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Represents 7-day effective yield as of January 31, 2010.

(f)	At January 31, 2010, the tax basis cost of the Fund’s investments was $85,840,932, tax unrealized appreciation and depreciation were $3,903,739 and $(1,814,091), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,687,086	$—	$1,687,086
Collateralized Mortgage Obligations	—	16,425,704	—	16,425,704
Commercial Mortgage Backed Securities	—	6,285,866	—	6,285,866
Corporate Bonds	—	33,663,551	—	33,663,551
Municipal Bonds	—	729,776	—	729,776
Mutual Fund	4,331,829	—	—	4,331,829
Sovereign Bond	—	488,648	—	488,648
U.S. Government Mortgage Backed Agencies	—	7,871,203	—	7,871,203
U.S. Government Sponsored & Agency Obligation	—	4,071,360	—	4,071,360
U.S. Treasury Bond	—	2,173,247	—	2,173,247
U.S. Treasury Notes	—	9,120,822	—	9,120,822
Yankee Dollar	—	1,081,488	—	1,081,488

Total	$4,331,829	$83,598,751	$—	$87,930,580

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Asset-Backed Securities 20.5%

	Principal	Market
	Amount	Value
Automobile Asset-Backed Securities 8.3%
Bank of America Auto Trust,
Series 2010-1A, Class A2, 0.75%, 06/15/12(a)	$2,000,000	$2,000,000
Capital Auto Receivables Asset Trust
Series 2006-2, Class A3A, 4.98%, 05/15/11	294,273	297,156
Series 2007-1, Class A4A, 5.01%, 04/16/12	2,500,000	2,590,928
Daimler Chrysler Auto Trust,
Series 2006-D, Class A3, 4.98%, 02/08/11	19,006	19,027
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A2, 2.22%, 08/15/11	2,174,518	2,187,308
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A3, 3.89%, 08/15/11	1,117,990	1,130,131
USAA Auto Owner Trust,
Series 2009-2, Class A3, 1.54%, 02/18/14	2,000,000	2,005,830
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A3, 4.50%, 07/20/12	2,300,000	2,354,578
Series 2010-1, Class A2, 0.66%, 05/21/12	2,000,000	1,993,447
World Omni Auto Receivables Trust
Series 2008-B, Class A2, 4.13%, 03/15/11	680,412	685,649
Series 2009-A, Class A3, 3.33%, 05/15/13	2,000,000	2,055,987
Series 2010-A, Class A2, 0.70%, 06/15/12	2,000,000	1,997,375

		19,317,416

Credit Card Asset-Backed Securities 7.2%
American Express Credit Account Master Trust
Series 2006-2, Class A, 5.35%, 01/15/14	1,000,000	1,059,881
Series 2007-5, Class A, 0.26%, 12/15/14(b)	2,000,000	1,988,084
BA Credit Card Trust,
Series 2008-A9, Class A9, 4.07%, 07/16/12	2,000,000	2,003,265
Capital One Multi-Asset Execution Trust,
Series 2006-A2, Class A, 4.85%, 11/15/13	2,000,000	2,078,968
Chase Issuance Trust
Series 2005-A10, Class A10, 4.65%, 12/17/12	1,230,000	1,265,867
Series 2006-A1, Class A, 0.27%, 04/15/13(b)	1,997,000	1,993,138
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,060,369
Series 2007-A5, Class A5, 5.50%, 06/22/12	1,055,000	1,076,115
MBNA Credit Card Master Note Trust
Series 2004-A2, Class A2, 0.38%, 07/15/13(b)	1,696,000	1,691,436
Series 2005-A3, Class A3, 4.10%, 10/15/12	1,440,000	1,455,147

		16,672,270

Other Asset-Backed Securities 5.0%
Caterpillar Financial Asset Trust,
Series 2008-A, Class A2A, 4.09%, 12/27/10	5,123	5,136
CenterPoint Energy Transition Bond Co. LLC,
Series 2005-A, Class A2, 4.97%, 08/01/14	3,619,275	3,815,766
FPL Recovery Funding LLC,
Series 2007-A, Class A1, 5.05%, 02/01/13	902,069	914,418
John Deere Owner Trust,
Series 2009-B, Class A3, 1.57%, 10/15/13	800,000	804,238
Massachusetts RRB Special Purpose Trust,
Series 2005-1, Class A3, 4.13%, 09/15/13	1,994,041	2,050,327
Oncor Electric Delivery Transition Bond Co. LLC,
Series 2003-1, Class A2, 4.03%, 02/15/12	285,457	285,934
Peco Energy Transition Trust,
Series 2001-A, Class A1, 6.52%, 12/31/10	2,300,000	2,348,069
PSE&G Transition Funding LLC,
Series 2001-1, Class A5, 6.45%, 03/15/13	1,418,121	1,472,656

		11,696,544

Total Asset-Backed Securities
(cost $47,435,883)		47,686,230

Collateralized Mortgage Obligations 29.0%

	Principal	Market
	Amount	Value
Fannie Mae REMICS
Series 2003-92, Class PC, 4.50%, 05/25/15	510,708	514,292
Series 2005-91, Class PB, 4.50%, 06/25/16	652,209	659,955
Series 2002-82, Class XD, 5.00%, 07/25/16	984,520	1,009,185
Series 2003-15, Class WC, 4.00%, 12/25/16	1,078,276	1,101,036
Series 2004-61, Class AB, 5.00%, 03/25/17	658,269	667,137
Series 2004-6, Class CA, 4.00%, 06/25/17	1,515,654	1,573,874
Series 2003-67, Class TA, 3.00%, 08/25/17	1,567,547	1,606,494
Series 2004-29, Class L, 4.00%, 09/25/17	1,076,718	1,117,500
Series 2004-32, Class AB, 4.00%, 10/25/17	952,353	989,313
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Collateralized Mortgage Obligations (Continued)

	Principal	Market
	Amount	Value
Fannie Mae REMICS (continued)
Series 2003-49, Class TK, 3.50%, 03/25/18	$1,771,396	$1,821,580
Series 2003-57, Class NB, 3.00%, 06/25/18	217,115	222,120
Series 2003-75, Class NB, 3.25%, 08/25/18	152,935	155,361
Series 2008-15, Class JM, 4.00%, 02/25/19	887,881	923,848
Series 2008-18, Class MD, 4.00%, 03/25/19	1,883,901	1,963,860
Series 2009-88, Class EA, 4.50%, 05/25/23	2,307,108	2,408,176
Series 2009-44, Class A, 4.50%, 12/25/23	1,582,710	1,655,413
Series 2004-96, Class EW, 4.50%, 06/25/24	985,674	997,910
Series 2009-76, Class MA, 4.00%, 09/25/24	6,072,093	6,338,040
Series 2003-14, Class AN, 3.50%, 03/25/33	226,987	229,440

		25,954,534

Freddie Mac REMICS
Series 3483, Class FB, 0.37%, 08/15/11(b)	924,846	923,006
Series 3584, Class BL, 1.25%, 10/15/12	3,533,596	3,544,818
Series 3574, Class AC, 1.85%, 08/15/14	2,217,483	2,237,046
Series 3555, Class JA, 4.00%, 12/15/14	1,698,216	1,766,588
Series 2668, Class AD, 4.00%, 01/15/15	592,730	599,397
Series 2689, Class PC, 4.00%, 09/15/15	1,193,284	1,213,039
Series 2517, Class OD, 5.00%, 05/15/16	640,670	648,777
Series 2614, Class TD, 3.50%, 05/15/16	1,565,016	1,604,183
Series 2628, Class PV, 3.75%, 10/15/16	426,089	431,289
Series 2628, Class PX, 4.00%, 10/15/16	639,133	647,358
Series 2672, Class NF, 4.00%, 12/15/16	1,803,307	1,870,951
Series 2630, Class KS, 4.00%, 01/15/17	3,000,000	3,118,025
Series 2611, Class KC, 3.50%, 01/15/17	187,295	190,999
Series 2625, Class JD, 3.25%, 07/15/17	792,427	815,291
Series 2640, Class GD, 4.50%, 08/15/17	2,000,000	2,097,811
Series 2783, Class AB, 4.00%, 10/15/17	1,032,775	1,073,931
Series 2628, Class GQ, 3.14%, 11/15/17	2,774,618	2,851,716
Series 2628, Class DQ, 3.00%, 11/15/17	2,219,695	2,275,636
Series 2555, Class B, 4.25%, 01/15/18	1,401,001	1,468,323
Series 2629, Class AM, 4.00%, 01/15/18	1,189,549	1,239,365
Series 2664, Class GA, 4.50%, 01/15/18	240,948	248,589
Series 2629, Class AN, 3.50%, 01/15/18	2,313,011	2,394,427
Series 2643, Class NT, 4.50%, 03/15/18	2,439,850	2,558,654
Series 2613, Class PA, 3.25%, 05/15/18	1,311,832	1,340,710
Series 2630, Class JA, 3.00%, 06/15/18	156,697	158,668
Series 2877, Class GP, 4.00%, 11/15/18	1,266,047	1,314,356

		38,632,953

Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	1,737,296	1,743,407
Series 2004-103, Class A, 3.88%, 12/16/19	999,386	1,006,839

		2,750,246

Residential Funding Mortgage Securities I,
Series 2003-S11, Class A1, 2.50%, 06/25/18	73,925	73,634

Total Collateralized Mortgage Obligations (cost $67,040,201)		67,411,367

Commercial Mortgage Backed Securities 3.6%

	Principal	Market
	Amount	Value
Diversified Financial Services 2.3%
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A3 4.88%, 11/10/42	1,092,470	1,092,356
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3 6.64%, 01/17/32	494,304	494,880
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	722,999	727,706
Series 2004-C3, Class A3, 4.21%, 12/10/41	438,298	445,375
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3 4.34%, 06/10/36	203,621	203,506
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16, Class A1 5.34%, 05/12/45	895,522	913,975
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 06/15/40	668,435	675,289
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	66,993	66,977
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class A2 4.38%, 10/15/41	677,672	689,575

		5,309,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value
Non-Agency 1.3%
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A2 3.92%, 11/10/38	$1,181,587	$1,189,527
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A4 4.76%, 06/10/36	740,000	742,755
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A2 4.78%, 03/15/42	1,150,429	1,150,084

		3,082,366

Total Commercial Mortgage Backed Securities (cost $8,287,479)		8,392,005

Corporate Bonds 29.2%

	Principal	Market
	Amount	Value
Aerospace & Defense 0.6%
United Technologies Corp.,
4.38%, 05/01/10	1,500,000	1,515,173

Biotechnology 0.9%
Genentech, Inc.,
4.40%, 07/15/10	2,000,000	2,036,394

Capital Markets 0.9%
Citigroup Funding, Inc.,
0.35%, 07/30/10(b)	2,000,000	2,001,768

Commercial Banks 5.7%
Bank of New York Mellon Corp. (The),
0.68%, 02/05/10(b)	1,500,000	1,500,031
Goldman Sachs Group, Inc. (The),
1.63%, 07/15/11	2,000,000	2,025,972
JPMorgan Chase & Co.
2.63%, 12/01/10	2,000,000	2,039,346
5.60%, 06/01/11	2,020,000	2,143,208
Rabobank Nederland NV,
0.67%, 05/19/10(a)(b)	1,500,000	1,501,662
State Street Bank and Trust Co.,
1.85%, 03/15/11	2,000,000	2,029,194
Wells Fargo & Co.,
3.00%, 12/09/11	2,000,000	2,075,754

		13,315,167

Communications Equipment 0.9%
Cisco Systems, Inc.,
5.25%, 02/22/11	2,000,000	2,094,396

Computers & Peripherals 0.8%
Hewlett-Packard Co.
1.31%, 05/27/11(b)	300,000	303,846
2.25%, 05/27/11	1,500,000	1,529,318

		1,833,164

Consumer Finance 1.9%
John Deere Capital Corp.,
5.40%, 04/07/10	2,000,000	2,018,782
7.00%, 03/15/12	900,000	1,004,238
Toyota Motor Credit Corp.,
4.25%, 03/15/10	1,500,000	1,506,948

		4,529,968

Diversified Financial Services 8.2%
Bank of America Corp.,
5.38%, 08/15/11	2,000,000	2,111,476
Bank of America NA,
1.70%, 12/23/10	2,000,000	2,024,260
General Electric Capital Corp.
1.80%, 03/11/11	2,000,000	2,029,400
5.00%, 11/15/11	2,500,000	2,648,850
HSBC Finance Corp.,
6.38%, 10/15/11	1,875,000	2,004,270
John Hancock Global Funding II,
7.90%, 07/02/10(a)	1,500,000	1,540,739
Morgan Stanley,
2.90%, 12/01/10	2,000,000	2,043,892
National Rural Utilities Cooperative Finance Corp.,
4.38%, 10/01/10	2,000,000	2,051,482
Western Union Co. (The),
5.40%, 11/17/11	2,500,000	2,679,172

		19,133,541

Diversified Telecommunication Services 1.8%
AT&T Corp.,
7.30%, 11/15/11	1,793,000	1,982,323
Verizon Global Funding Corp.,
7.25%, 12/01/10	2,000,000	2,111,014

		4,093,337

Energy Equipment & Services 0.7%
Burlington Resources, Inc.,
9.88%, 06/15/10	1,500,000	1,552,870

Food Products 0.9%
Unilever Capital Corp.,
7.13%, 11/01/10	2,000,000	2,100,374

Industrial Conglomerates 1.1%
Honeywell International, Inc.,
7.50%, 03/01/10	2,500,000	2,515,227

Insurance 0.4%
New York Life Global Funding,
4.63%, 08/16/10(a)	1,000,000	1,017,197

Multiline Retail 0.7%
Costco Wholesale Corp.,
5.30%, 03/15/12	1,600,000	1,734,053

Pharmaceuticals 1.7%
Abbott Laboratories,
5.60%, 05/15/11	1,735,000	1,839,020
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Pharmaceuticals (continued)
Pfizer, Inc., 2.20%, 03/15/11(b)	$2,000,000	$2,044,942

		3,883,962

Specialty Retail 0.4%
Lowe’s Cos., Inc., 8.25%, 06/01/10	885,000	908,613

Supranational 1.6%
African Development Bank, 0.50%, 03/23/11(b)	1,700,000	1,697,195
International Bank for Reconstruction & Development, 0.43%, 03/04/11(b)	2,000,000	2,006,094

		3,703,289

Total Corporate Bonds (cost $67,544,303)		67,968,493

U.S. Government Mortgage Backed Agencies 1.1%

	Principal	Market
	Amount	Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	55,111	59,521
Pool# 254089 6.00%, 12/01/16	85,860	92,731
Pool# 545415 6.00%, 01/01/17	76,693	82,831
Pool# 254195 5.50%, 02/01/17	181,322	194,842
Pool# 625178 5.50%, 02/01/17	148,706	159,794

		589,719

Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	30,557	32,485
Pool# B17493 4.00%, 12/01/14	1,910,698	1,970,552
Pool# E00991 6.00%, 07/01/16	44,058	47,433

		2,050,470

Total U.S. Government Mortgage Backed Agencies (cost $2,600,111)		2,640,189

Sovereign Bond 1.1%

	Principal	Market
	Amount	Value
GERMANY 0.7%
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	1,695,000	1,721,777

Supranational 0.4%
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,024,150

Total Soverign Bond (cost $2,722,753)		2,745,927

U.S. Government Sponsored & Agency Obligations 6.9%

	Principal	Market
	Amount	Value
Federal Farm Credit Bank 4.75%, 05/07/10	2,000,000	2,024,570
Federal Home Loan Banks 2.75%, 06/18/10	2,000,000	2,019,850
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	$2,000,000	2,002,102
3.13%, 02/12/10	2,000,000	2,001,760
2.88%, 04/30/10	2,000,000	2,013,714
Federal National Mortgage Association
4.13%, 05/15/10	2,000,000	2,022,890
4.38%, 06/21/10	2,000,000	2,032,122
1.75%, 03/23/11	2,000,000	2,027,912

Total U.S. Government Sponsored & Agency Obligations (cost $16,063,572)		16,144,920

U.S. Treasury Notes 3.5%

	Principal	Market
	Amount	Value
U.S. Treasury Note
1.00%, 09/30/11	4,000,000	4,023,592
2.00%, 02/28/10	4,000,000	4,005,468

Total U.S. Treasury Notes (cost $8,005,749)		$8,029,060

Yankee Dollar 0.3%

	Principal	Market
	Amount	Value
Health Care Providers & Services 0.3%
Baxter FinCo BV, 4.75%, 10/15/10	675,000	695,695

Total Yankee Dollar (cost $691,567)		695,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Mutual Fund 2.0%

		Market
	Shares	Value
Money Market Fund 2.0%
Invesco AIM Liquid Assets Portfolio, 0.15% (c)	4,680,160	$4,680,160

Total Mutual Fund (cost $4,680,160)		4,680,160

Total Investments (cost $225,071,778) (d) — 97.2%		226,394,046

Other assets in excess of liabilities — 2.8%		6,463,725

NET ASSETS — 100.0%		$232,857,771

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $6,059,598 which represents 2.61% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of January 31, 2010.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $225,071,778, tax unrealized appreciation and depreciation were $1,392,368 and $(70,100), respectively.

LLC	Limited Liability Company
NA	National Association
NV	Public Traded Company
REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$47,686,230	$—	$47,686,230
Collateralized Mortgage Obligations	—	67,411,367	—	67,411,367
Commercial Mortgage Backed Securities	—	8,392,005	—	8,392,005
Corporate Bonds	—	67,968,493	—	67,968,493
Mutual Fund	4,680,160	—	—	4,680,160
Sovereign Bond	—	2,745,927	—	2,745,927
U.S. Government Mortgage Backed Agencies	—	2,640,189	—	2,640,189
U.S. Government Sponsored & Agency Obligations	—	16,144,920	—	16,144,920
U.S. Treasury Notes	—	8,029,060	—	8,029,060
Yankee Dollar	—	695,695	—	695,695

Total	$4,680,160	$221,713,886	$—	$226,394,046

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Government Bond Fund
Collateralized Mortgage Obligations 21.8%

	Principal	Market
	Amount	Value
Fannie Mae Grantor Trust
Series 2001-T2, Class B, 6.02%, 11/25/10	$3,127,000	$3,244,753
Series 2001-T11, Class B, 5.50%, 09/25/11	8,585,000	9,133,533

		12,378,286

Fannie Mae REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	8,329	9,219
Series 1990-7, Class B, 8.50%, 01/25/20	23,492	25,915
Series 1993-16, Class Z, 7.50%, 02/25/23	100,876	113,620
Series 1993-226, Class PK, 6.00%, 12/25/23	935,386	1,007,460
Series 2003-66, Class AP, 3.50%, 11/25/32	1,911,912	1,954,722
Series 1998-73, Class MZ, 6.30%, 10/17/38	4,061,506	4,454,844

		7,565,780

Fannie Mae-Aces
Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	3,516,963	3,701,871
Series 1998-M4, Class D, 6.27%, 02/25/35	596,836	611,085

		4,312,956

Freddie Mac REMICS
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	4,119,890
Series 1684, Class I, 6.50%, 03/15/24	1,622,048	1,775,282
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,207,002
Series 2296, Class H, 6.50%, 03/15/31	110,592	119,052

		9,221,226

Total Collateralized Mortgage Obligations
(cost $31,796,867)		33,478,248

Corporate Bond 2.9%

	Principal	Market
	Amount	Value
Energy Equipment & Services 2.9%
Cal Dive I- Title XI, Inc., 4.93%, 02/01/27	4,418,508	4,516,643

Total Corporate Bond (cost $4,418,507)		4,516,643

U.S. Government Mortgage Backed Agencies 34.8%

	Principal	Market
	Amount	Value
Fannie Mae Pool
Pool# 873942 5.87%, 09/01/11	3,892,302	4,138,438
Pool# 460669 5.63%, 06/01/12	10,775,600	11,662,453
Pool# 463344 4.04%, 02/01/15	6,546,907	6,810,639
Pool# 381190 7.90%, 08/01/15	1,450,879	1,681,553
Pool# 383142 7.11%, 10/01/15	1,764,188	1,849,140
Pool# 380082 6.35%, 03/01/16	3,671,113	3,981,290
Pool# 381995 7.40%, 10/01/17	987,454	1,131,009
Pool# 385012 6.84%, 04/01/20	4,196,398	4,806,312
Pool# 874740 6.32%, 07/01/22	1,742,225	1,978,889
Pool# 874982 6.81%, 11/01/25	1,714,888	2,010,826
Pool# 385258 6.65%, 07/01/27	1,286,361	1,429,118
Pool# 387114 5.62%, 09/01/34	1,165,883	1,208,587
Pool# 773298 4.86%, 04/01/35(a)	4,192,957	4,381,569
Pool# 813605 3.43%, 07/01/36(a)	1,879,826	1,908,018
Pool# 745769 3.66%, 07/01/36(a)	4,250,535	4,429,181

		53,407,022

Total U.S. Government Mortgage Backed Agencies (cost $51,000,367)		53,407,022

U.S. Government Sponsored & Agency Obligations 16.5%

	Principal	Market
	Amount	Value
Federal Home Loan Bank
5.99%, 04/15/13	1,500,000	1,697,545
Federal Home Loan Bank MTN
8.02%, 02/13/15	5,000,000	6,260,515
Federal National Mortgage Association
1.75%, 02/22/13	11,000,000	11,031,229
8.20%, 03/10/16	5,000,000	6,337,705

Total U.S. Government Sponsored & Agency Obligations (cost $24,104,189)		25,326,994

U.S. Treasury Bond 15.5%

	Principal	Market
	Amount	Value
U.S. Treasury Bond, 8.13%, 08/15/21	17,000,000	23,738,902

Total U.S. Treasury Bond (cost $23,933,686)		23,738,902

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Government Bond Fund
U.S. Treasury Note 6.8%

	Principal	Market
	Amount	Value
U.S. Treasury Note, 4.00%, 08/15/18	10,000,000	$10,423,440

Total U.S. Treasury Note (cost $10,372,696)		10,423,440

Mutual Fund 0.8%

		Market
	Shares	Value
Money Market Fund 0.8%
Invesco AIM Liquid Assets Portfolio, 0.15% (b)	1,243,343	1,243,343

Total Mutual Fund (cost $1,243,343)		1,243,343

Total Investments (cost $146,869,655) (c) — 99.1%		152,134,592

Other assets in excess of liabilities — 0.9%		1,401,177

NET ASSETS — 100.0%		$153,535,769

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $146,869,655, tax unrealized appreciation and depreciation were $5,459,721 and $(194,784), respectively.
MTN       Medium Term Note
REMICS Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Government Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$33,478,248	$—	$33,478,248
Corporate Bond	—	4,516,643	—	4,516,643
Mutual Fund	1,243,343	—	—	1,243,343
U.S. Government Mortgage Backed Agencies	—	53,407,022	—	53,407,022
U.S. Government Sponsored & Agency Obligations	—	25,326,994	—	25,326,994
U.S. Treasury Bond	—	23,738,902	—	23,738,902
U.S. Treasury Note	—	10,423,440	—	10,423,440

Total	$1,243,343	$150,891,249	$—	$152,134,592

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
January 31, 2010 (Unaudited)

Nationwide Short Duration Bond Fund
Asset-Backed Securities 20.8%

	Principal	Market
	Amount	Value
Automobile Asset-Backed Securities 12.3%
AmeriCredit Automobile Receivables Trust,
Series 2005-CF, Class A4, 4.63%, 06/06/12	$539,643	$540,029
Bank of America Auto Trust,
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	300,000	298,140
Capital Auto Receivables Asset Trust,
Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	1,053,963
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4, 5.28%, 03/08/13	1,000,000	1,050,653
Honda Auto Receivables Owner Trust,
Series 2006-3, Class A4, 5.11%, 04/15/12	947,718	958,505
Nissan Auto Receivables Owner Trust,
Series 2008-A, Class A4, 4.28%, 06/16/14	700,000	730,616
USAA Auto Owner Trust,
Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	1,049,199
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A2, 3.71%, 04/20/11	3,604	3,611
World Omni Auto Receivables Trust
Series 2008-A, Class A4, 4.74%, 10/15/13	1,000,000	1,056,710
Series 2008-B, Class A3A, 5.13%, 04/15/13	750,000	782,958

		7,524,384

Credit Card Asset-Backed Securities 2.5%
Chase Issuance Trust,
Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,036,919
Citibank Credit Card Issuance Trust,
Series 2009-A5, Class A5, 2.25%, 12/23/14	500,000	502,647

		1,539,566

Home Equity Asset-Backed Securities 2.5%
CitiFinancial Mortgage Securities, Inc.,
Series 2003-4, Class AF4, 4.43%, 10/25/33(b)	679,362	670,786
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI4, 4.47%, 03/25/32(c)	872,852	822,968

		1,493,754

Other Asset-Backed Securities 3.5%
MBNA Practice Solutions Owner Trust,
Series 2005-2, Class A4, 4.47%, 06/15/13(a)	328,575	332,113
Peco Energy Transition Trust,
Series 2001-A, Class A1, 6.52%, 12/31/10	1,000,000	1,020,900
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2, 5.03%, 03/25/14	756,208	792,865

		2,145,878

Total Asset-Backed Securities
(cost $12,400,122)		12,703,582

Collateralized Mortgage Obligations 6.9%

	Principal	Market
	Amount	Value
Fannie Mae REMICS
Series 2004-79, Class VE, 4.50%, 08/25/10	214,463	216,208
Series 2002-82, Class XD, 5.00%, 07/25/16	428,052	438,776
Series 2004-80, Class LG, 4.00%, 10/25/16	1,017,629	1,038,615

		1,693,599

Freddie Mac REMICS
Series 2676, Class CV, 4.00%, 05/15/16	580,811	597,826
Series 2625, Class JD, 3.25%, 07/15/17	417,067	429,101
Series 2626, Class UN, 4.00%, 08/15/29	205,509	207,030

		1,233,957

Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	807,169	834,232
Series 2004-22, Class BK, 3.47%, 04/20/34	456,884	463,662

		1,297,894

Total Collateralized Mortgage Obligations (cost $4,139,173)		4,225,450

Commercial Mortgage Backed Securities 12.8%

	Principal	Market
	Amount	Value
Non-Agency 12.8%
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	210,623	213,302
Series 2004-T14, Class A3, 4.80%, 01/12/41	607,291	620,278
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A1 4.98%, 12/11/49	605,910	616,885
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A2 5.51%, 04/10/38(c)	1,000,000	1,021,002
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	2,000,000	2,002,474
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value
Non-Agency (continued)
Series 2007-C1, Class A1,
5.39%, 02/15/40	$514,225	$526,201
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class A1
4.71%, 07/12/46(c)	656,346	666,847
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A2,
4.78%, 03/15/42	793,796	793,558
Series 2006-C27, Class A2,
5.62%, 07/15/45	1,300,000	1,332,612

		7,793,159

Total Commercial Mortgage Backed Securities (cost $7,696,728)		7,793,159

Corporate Bonds 19.9%

	Principal	Market
	Amount	Value
Aerospace & Defense 0.4%
Boeing Co., 1.88%, 11/20/12	250,000	251,961

Biotechnology 0.8%
Genentech, Inc., 4.40%, 07/15/10	500,000	509,098

Capital Markets 1.7%
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1,000,000	1,000,488

Commercial Banks 5.0%
Santander US Debt SA Unipersonal, 2.49%, 01/18/13(a)	1,000,000	1,001,868
State Street Corp., 2.15%, 04/30/12	500,000	510,245
US Bancorp, 2.25%, 03/13/12	500,000	511,732
Wells Fargo & Co., 3.98%, 10/29/10	1,000,000	1,024,517

		3,048,362

Communications Equipment 1.7%
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,047,198

Diversified Financial Services 5.7%
BP Capital Markets PLC, 3.13%, 03/10/12	650,000	675,075
General Electric Capital Corp., Series G, 2.20%, 06/08/12	1,000,000	1,021,297
JPMorgan Chase & Co., 2.63%, 12/01/10	750,000	764,755
TIAA Global Markets, Inc., 4.88%, 01/12/11(a)	1,000,000	1,031,005

		3,492,132

Insurance 1.7%
Metropolitan Life Global Funding I, 4.63%, 08/19/10(a)	1,000,000	1,017,149

Multiline Retail 1.7%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,000,000	1,034,494

Pharmaceuticals 1.2%
Eli Lilly & Co., 3.55%, 03/06/12	200,000	209,356
Pfizer, Inc., 2.20%, 03/15/11(c)	500,000	511,236

		720,592

Total Corporate Bonds (cost $11,894,367)		12,121,474

Sovereign Bond 0.9%

	Principal	Market
	Amount	Value
CANADA 0.9%
Province of Ontario Canada, 1.88%, 11/19/12	575,000	576,649

Total Sovereign Bond (cost $574,018)		576,649

U.S. Government Sponsored & Agency Obligations 6.8%

	Principal	Market
	Amount	Value
Federal Farm Credit Bank 3.88%, 08/25/11	750,000	785,542
Federal Home Loan Mortgage Corp. 2.88%, 11/23/10	1,500,000	1,531,316
1.75%, 06/15/12	750,000	759,377
Federal National Mortgage Association 3.63%, 08/15/11	1,000,000	1,044,221

Total U.S. Government Sponsored & Agency Obligations (cost $4,003,684)		4,120,456

U.S. Treasury Notes 26.8%

	Principal	Market
	Amount	Value
U.S. Treasury Note
1.13%, 12/15/12	4,250,000	4,226,115
1.38%, 05/15/12	9,000,000	9,075,942
1.38%, 10/15/12	3,000,000	3,011,484

Total U.S. Treasury Notes (cost $16,236,027)		16,313,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
Mutual Fund 4.6%

		Market
	Shares	Value
Money Market Fund 4.6%
Invesco AIM Liquid Assets Portfolio, 0.15% (d)	2,822,153	$2,822,153

Total Mutual Fund (cost $2,822,153)		2,822,153

Total Investments (cost $59,766,272) (e) — 99.5%		60,676,464

Other assets in excess of liabilities — 0.5%		282,412

NET ASSETS — 100.0%		$60,958,876

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $3,680,275 which represents 6.04% of net assets.

(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2010.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(d)	Represents 7-day effective yield as of January 31, 2010.

(e)	At January 31, 2010, the tax basis cost of the Fund’s investments was $59,766,272, tax unrealized appreciation and depreciation were $970,438 and $(60,246), respectively.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$12,703,582	$—	$12,703,582
Collateralized Mortgage Obligations	—	4,225,450	—	4,225,450
Commercial Mortgage Backed Securities	—	7,793,159	—	7,793,159
Corporate Bonds	—	12,121,474	—	12,121,474
Mutual Fund	2,822,153	—	—	2,822,153
Sovereign Bond	—	576,649	—	576,649
U.S. Government Sponsored & Agency Obligations	—	4,120,456	—	4,120,456
U.S. Treasury Notes	—	16,313,541	—	16,313,541

Total	$2,822,153	$57,854,311	$—	$60,676,464

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Asset-Backed Securities 0.7%

	Principal	Market
	Amount	Value
Automobile Asset-Backed Securities 0.4%
USAA Auto Owner Trust,
Series 2008-3, Class A3, 4.28%, 10/15/12	$4,691,048	$4,812,750

Credit Card Asset-Backed Securities 0.2%
Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4, 5.45%, 05/10/13	2,330,000	2,464,692

Home Equity Asset-Backed Securities 0.1%
Aegis Asset Backed Securities Trust,
Series 2006-1, Class A1, 0.31%, 01/25/37(a)	556,847	546,522

Total Asset-Backed Securities
(cost $7,647,288)		7,823,964

Commercial Mortgage Backed Securities 3.3%

	Principal	Market
	Amount	Value
Capital Markets 0.5%
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	2,133,000	2,195,584
Morgan Stanley Capital I
Series 2005-T19, Class A2, 4.73%, 06/12/47	2,153,000	2,166,272
Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,490,000	1,307,780

		5,669,636

Commercial Banks 0.9%
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	4,180,000	4,245,698
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A4 5.82%, 05/15/46(a)	1,490,000	1,286,904
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2 7.20%, 10/15/32	2,415,496	2,461,389
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,234,632
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,395,000	1,221,281

		10,449,904

Diversified Financial Services 1.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	2,830,000	2,607,219
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,466,140
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,094,925
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4 6.10%, 12/10/49(a)	2,320,000	2,192,916
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class C, 6.84%, 11/15/35(a)(b)	1,292,000	1,241,002
Series 2001-CIBC, Class B, 6.45%, 03/15/33	2,604,000	2,683,365
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,395,205
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	2,321,000	2,330,552
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	234,300
Series 2007-LD12, Class A2, 5.83%, 02/15/51	1,525,000	1,577,172
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32(a)	2,161,000	2,259,954
Series 2007-C1, Class A2, 5.32%, 02/15/40	1,535,000	1,577,468

		20,660,218

Total Commercial Mortgage Backed Securities
(cost $34,698,621)		36,779,758

Corporate Bonds 19.7%

	Principal	Market
	Amount	Value
Aerospace & Defense 0.5%
Boeing Co.,
4.88%, 02/15/20	600,000	612,645
General Dynamics Corp.,
4.25%, 05/15/13	175,000	186,210
Goodrich Corp.
6.29%, 07/01/16	171,000	186,962
6.80%, 07/01/36	129,000	144,994
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Aerospace & Defense (continued)
Honeywell International, Inc.
6.13%, 11/01/11	$103,000	$112,494
5.40%, 03/15/16	440,000	485,917
5.30%, 03/01/18	605,000	649,740
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	150,342
Series B, 6.15%, 09/01/36	196,000	209,671
McDonnell Douglas Corp.,
9.75%, 04/01/12	325,000	377,779
Northrop Grumman Systems Corp.
7.13%, 02/15/11	274,000	289,261
7.75%, 02/15/31	82,000	102,916
Raytheon Co.
6.40%, 12/15/18	144,000	165,833
7.00%, 11/01/28	92,000	108,212
Rockwell Collins, Inc.
4.75%, 12/01/13	205,000	216,953
5.25%, 07/15/19	70,000	73,673
United Technologies Corp.
6.35%, 03/01/11	127,000	134,365
4.88%, 05/01/15	460,000	502,124
6.13%, 07/15/38	400,000	436,341

		5,146,432

Air Freight & Logistics 0.0%
United Parcel Service of America, Inc.
8.38%, 04/01/20	82,000	107,599
8.38%, 04/01/30(c)	123,000	162,748
United Parcel Service, Inc.,
6.20%, 01/15/38	205,000	228,194

		498,541

Airlines 0.0%
Qantas Airways Ltd.,
6.05%, 04/15/16(b)	123,000	126,563
Southwest Airlines Co.,
5.13%, 03/01/17	103,000	102,289

		228,852

Auto Components 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11(d)	123,000	128,154
4.88%, 09/15/13	123,000	128,316

		256,470

Beverages 0.4%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	22,125
5.00%, 03/01/19	164,000	163,638
5.75%, 04/01/36	151,000	147,789
6.00%, 11/01/41	103,000	100,423

Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 01/15/20(b)	600,000	615,383
Bottling Group LLC,
4.63%, 11/15/12	287,000	310,050
Coca-Cola Bottling Co. Consolidated,
5.00%, 11/15/12	62,000	66,504
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	165,872
7.38%, 03/03/14	328,000	385,372
6.95%, 11/15/26	103,000	119,096
Diageo Capital PLC,
5.50%, 09/30/16	300,000	330,886
Diageo Finance BV,
5.30%, 10/28/15	451,000	502,543
Miller Brewing Co.,
5.50%, 08/15/13(b)	103,000	111,021
Pepsi Bottling Group, Inc.,
Series B, 7.00%, 03/01/29	144,000	170,073
PepsiAmericas, Inc.,
4.88%, 01/15/15	208,000	225,227
PepsiCo, Inc.,
7.90%, 11/01/18	500,000	619,126

		4,055,128

Biotechnology 0.0%
Amgen, Inc.,
6.40%, 02/01/39	300,000	332,826
Genentech, Inc.,
5.25%, 07/15/35	62,000	59,806

		392,632

Capital Markets 1.2%
Bank of New York Mellon Corp. (The),
5.13%, 08/27/13	300,000	329,111
Credit Suisse Guernsey,
5.86%, 05/15/17(a)(e)	300,000	264,000
Credit Suisse USA, Inc.
6.13%, 11/15/11	185,000	200,337
6.50%, 01/15/12	246,000	269,029
5.13%, 01/15/14(d)	119,000	128,794
5.85%, 08/16/16	300,000	324,208
7.13%, 07/15/32	395,000	462,429
Deutsche Bank AG,
4.88%, 05/20/13	1,000,000	1,075,082
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	72,000	78,473
5.25%, 10/15/13	605,000	649,663
5.13%, 01/15/15	461,000	485,398
5.35%, 01/15/16	453,000	476,219
5.63%, 01/15/17	850,000	871,775
6.13%, 02/15/33	450,000	449,161
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Capital Markets (continued)
6.75%, 10/01/37	$700,000	$692,135
Jefferies Group, Inc.,
6.25%, 01/15/36	123,000	106,653
Morgan Stanley
5.05%, 01/21/11	720,000	748,100
6.60%, 04/01/12	349,000	383,054
5.30%, 03/01/13	461,000	493,902
4.75%, 04/01/14	410,000	419,678
5.45%, 01/09/17	1,345,000	1,391,946
7.30%, 05/13/19	400,000	451,866
7.25%, 04/01/32	226,000	259,138
UBS AG/Stamford Branch
5.88%, 07/15/16	679,000	713,054
Series DPNT, 5.88%, 12/20/17	250,000	263,699
UBS Preferred Funding Trust I,
8.62%, 10/01/10(a)(e)	350,000	338,008
UBS Preferred Funding Trust V,
Series 1, 6.24%, 05/15/16(a)(e)	225,000	186,469
USB Capital IX,
6.19%, 04/15/11(a)(e)	325,000	269,750

		12,781,131

Chemicals 0.2%
Albemarle Corp.,
5.10%, 02/01/15	82,000	86,381
Cytec Industries, Inc.,
6.00%, 10/01/15	113,000	121,960
Dow Chemical Co. (The)
6.00%, 10/01/12	310,000	336,393
8.55%, 05/15/19	415,000	496,307
EI Du Pont de Nemours & Co.,
5.25%, 12/15/16	515,000	555,823
Lubrizol Corp.
5.50%, 10/01/14	196,000	212,188
6.50%, 10/01/34	103,000	108,073
Praxair, Inc.,
3.95%, 06/01/13	123,000	129,326

		2,046,451

Commercial Banks 1.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
7.40%, 06/15/11	246,000	265,063
Bank One Corp.
5.25%, 01/30/13	103,000	109,246
8.00%, 04/29/27	202,000	239,667
BB&T Corp.,
4.75%, 10/01/12	164,000	173,169
Charter One Bank NA,
Series AI, 6.38%, 05/15/12	500,000	513,991
Comerica, Inc.,
4.80%, 05/01/15	123,000	115,757
Deutsche Bank Financial LLC,
5.38%, 03/02/15	123,000	130,018
Eksportfinans ASA,
5.50%, 05/25/16	267,000	294,541
Export-Import Bank of Korea,
5.13%, 02/14/11	246,000	253,239
HSBC Bank USA NA
4.63%, 04/01/14	410,000	432,349
5.88%, 11/01/34	498,000	489,974
5.63%, 08/15/35	250,000	235,788
HSBC Holdings PLC
6.50%, 05/02/36	500,000	528,493
6.50%, 09/15/37	300,000	313,842
KeyBank NA
5.70%, 08/15/12	185,000	195,042
5.80%, 07/01/14	103,000	104,428
Korea Development Bank,
5.75%, 09/10/13	82,000	87,933
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,085,000	2,185,895
4.13%, 10/15/14	492,000	522,577
4.38%, 07/21/15(d)	1,405,000	1,505,826
Landwirtschaftliche Rentenbank
4.88%, 02/14/11(d)	115,000	120,445
5.13%, 02/01/17	600,000	660,652
Manufacturers & Traders Trust Co.,
1.75%, 04/01/13(a)(b)	300,000	278,044
Marshall & Ilsley Bank,
5.25%, 09/04/12	113,000	103,532
Mellon Funding Corp.
6.40%, 05/14/11	185,000	197,573
5.00%, 12/01/14	185,000	200,797
National City Corp.,
4.90%, 01/15/15	246,000	258,014
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	164,000	173,891
4.88%, 02/16/16	250,000	266,956
PNC Funding Corp.,
5.25%, 11/15/15	246,000	260,437
Regions Bank,
3.25%, 12/09/11	2,440,000	2,544,959
Sovereign Bank,
5.13%, 03/15/13	200,000	206,475
St. George Bank Ltd.,
5.30%, 10/15/15(b)	164,000	168,264
State Street Bank & Trust Co.,
5.30%, 01/15/16	200,000	207,323
SunTrust Bank
5.20%, 01/17/17	123,000	119,443
5.45%, 12/01/17	127,000	124,388
UnionBanCal Corp.,
5.25%, 12/16/13	144,000	151,268
US Bank NA
6.38%, 08/01/11	249,000	269,298
4.95%, 10/30/14	185,000	198,856
4.80%, 04/15/15	92,000	98,204
Wachovia Bank NA
5.60%, 03/15/16	492,000	519,259
6.60%, 01/15/38	675,000	714,410
Wachovia Capital Trust III,
5.80%, 03/15/11(a)(e)	625,000	483,187
Wachovia Corp.
5.30%, 10/15/11	935,000	993,431
4.88%, 02/15/14	127,000	131,179
5.50%, 08/01/35	338,000	308,685
Wells Fargo & Co.
5.13%, 09/15/16	144,000	146,144
5.38%, 02/07/35	318,000	300,253
Wells Fargo Capital X,
5.95%, 12/15/36	650,000	595,725
Wells Fargo Capital XIII,
7.70%, 03/26/13(a)(e)	775,000	751,750

		20,249,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.
4.75%, 01/15/16	$205,000	$217,982
4.75%, 05/15/18	62,000	63,749
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	82,577
6.13%, 01/15/17	400,000	403,199
Science Applications International Corp.,
5.50%, 07/01/33	123,000	110,360
TTX Co.,
4.90%, 03/01/15(b)	154,000	151,353
Waste Management, Inc.
6.38%, 11/15/12	144,000	159,523
6.38%, 03/11/15	800,000	904,646
7.00%, 07/15/28	113,000	125,366

		2,218,755

Communications Equipment 0.3%
Cisco Systems, Inc.
5.25%, 02/22/11	205,000	214,676
5.50%, 02/22/16	325,000	364,105
4.95%, 02/15/19	835,000	868,285
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	190,517
9.46%, 11/15/22	82,000	110,039
COX Communications, Inc.
5.45%, 12/15/14	246,000	269,473
5.50%, 10/01/15	667,000	726,326
Motorola, Inc.
7.63%, 11/15/10	111,000	114,980
7.50%, 05/15/25	144,000	144,901

		3,003,302

Computers & Peripherals 0.2%
Dell, Inc.,
7.10%, 04/15/28	144,000	162,585
Hewlett-Packard Co.
6.50%, 07/01/12	208,000	231,963
5.50%, 03/01/18	835,000	909,276
International Business Machines Corp.
4.75%, 11/29/12	359,000	390,802
5.88%, 11/29/32	732,000	781,234

		2,475,860

Construction Materials 0.1%
CRH America, Inc.,
6.00%, 09/30/16	465,000	494,776
Lafarge SA,
6.50%, 07/15/16	185,000	199,721

		694,497

Consumer Finance 0.6%
American Express Co.
4.88%, 07/15/13	837,000	882,861
8.13%, 05/20/19	600,000	725,637
6.80%, 09/01/66(a)	210,000	194,775
Boeing Capital Corp.,
6.10%, 03/01/11	35,000	36,937
Capital One Bank USA NA,
5.13%, 02/15/14	410,000	430,962
Capital One Capital III,
7.69%, 08/15/36	175,000	164,500
Capital One Capital IV,
6.75%, 02/17/37(a)	135,000	112,725
Capital One Financial Corp.,
5.25%, 02/21/17	211,000	211,826
Daimler Finance North America LLC
5.88%, 03/15/11	1,213,000	1,268,661
7.30%, 01/15/12	271,000	298,141
6.50%, 11/15/13	338,000	379,143
Devon Financing Corp. ULC,
6.88%, 09/30/11	297,000	323,416
FIA Card Services NA,
7.13%, 11/15/12	140,000	154,284
HSBC Finance Corp.
7.00%, 05/15/12	264,000	289,890
5.25%, 04/15/15	185,000	197,220
SLM Corp.,
Series A, 5.38%, 05/15/14	759,000	688,138

		6,359,116

Diversified Financial Services 3.5%
Associates Corp of North America,
6.95%, 11/01/18	236,000	248,372
AXA Financial, Inc.,
7.00%, 04/01/28	92,000	88,711
Bank of America Corp.
5.38%, 08/15/11	267,000	281,882
2.10%, 04/30/12	1,675,000	1,707,847
4.88%, 09/15/12	201,000	213,014
4.88%, 01/15/13	451,000	473,867
4.75%, 08/01/15	431,000	443,777
5.25%, 12/01/15	513,000	523,062
5.63%, 10/14/16	440,000	456,399
Bank of America NA
6.00%, 06/15/16	205,000	212,464
5.30%, 03/15/17	500,000	492,389
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	256,000	281,208
5.30%, 10/30/15	123,000	131,059
4.65%, 07/02/18	246,000	242,124
BP Capital Markets America, Inc.,
4.20%, 06/15/18	103,000	101,275
BSKYB Finance UK PLC,
5.63%, 10/15/15(b)	103,000	112,944
Caterpillar Financial Services Corp.
6.13%, 02/17/14	700,000	789,703
5.50%, 03/15/16	205,000	221,950
Citigroup Funding, Inc.
1.25%, 06/03/11	425,000	428,433
2.25%, 12/10/12	4,550,000	4,627,919
Citigroup, Inc.
5.13%, 02/14/11	62,000	64,154
6.00%, 02/21/12	103,000	109,686
5.25%, 02/27/12	850,000	893,082
5.63%, 08/27/12	205,000	215,218
5.50%, 10/15/14	1,100,000	1,132,997
5.30%, 01/07/16	1,321,000	1,331,444
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Diversified Financial Services (continued)
5.85%, 08/02/16	$287,000	$294,799
6.63%, 06/15/32	232,000	213,433
5.88%, 02/22/33	82,000	68,567
5.85%, 12/11/34	375,000	336,635
5.88%, 05/29/37	200,000	178,278
Conoco Funding Co.,
6.35%, 10/15/11	408,000	445,034
ConocoPhillips Australia Funding Co.,
5.50%, 04/15/13	226,000	248,515
EnCana Holdings Finance Corp.,
5.80%, 05/01/14	791,000	880,010
General Electric Capital Corp.
1.80%, 03/11/11	4,170,000	4,231,299
5.50%, 04/28/11	287,000	302,287
Series A, 5.88%, 02/15/12	41,000	44,125

Series A, 6.00%, 06/15/12	182,000	197,033

4.88%, 03/04/15	431,000	451,612
5.00%, 01/08/16	205,000	213,737
5.40%, 02/15/17	415,000	433,680
5.63%, 09/15/17	1,150,000	1,193,151
Series A, 6.75%, 03/15/32	867,000	886,003
6.15%, 08/07/37	750,000	717,480
6.38%, 11/15/67(a)	700,000	615,125
Goldman Sachs Capital I,
6.35%, 02/15/34	900,000	816,414
Goldman Sachs Capital II,
5.79%, 12/31/49(a)(e)	400,000	313,000
JPMorgan Chase & Co.
6.63%, 03/15/12	447,000	488,601
3.70%, 01/20/15	605,000	611,296
4.75%, 03/01/15	176,000	185,226
5.15%, 10/01/15	349,000	372,397
JPMorgan Chase Bank NA
Series AI, 5.88%, 06/13/16	308,000	327,068
6.00%, 07/05/17	1,030,000	1,101,571
6.00%, 10/01/17	750,000	804,805
JPMorgan Chase Capital XXV,
Series Y, 6.80%, 10/01/37	3,060,000	3,083,277
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	242,344
5.45%, 04/10/17	400,000	426,650
Series C, 8.00%, 03/01/32	111,000	135,491
Nissan Motor Acceptance Corp.,
4.63%, 03/08/10(b)	113,000	113,411
Principal Life Global Funding I
6.25%, 02/15/12(b)	150,000	158,295
5.25%, 01/15/13(b)	615,000	659,971
State Street Capital Trust III,
8.25%, 03/15/42(a)	140,000	143,262
TIAA Global Markets, Inc.,
4.95%, 07/15/13(b)	600,000	648,451
UFJ Finance Aruba AEC,
6.75%, 07/15/13	246,000	276,439

		38,683,752

Diversified Telecommunication Services 1.1%
Ameritech Capital Funding Corp.,
6.45%, 01/15/18	62,000	66,255
AT&T, Inc.
6.25%, 03/15/11	330,000	349,415
5.88%, 08/15/12	295,000	325,488
5.10%, 09/15/14	597,000	649,098
5.63%, 06/15/16	205,000	225,265
5.50%, 02/01/18	505,000	533,076
6.15%, 09/15/34	814,000	812,089
BellSouth Corp.
6.00%, 10/15/11	583,000	630,558
5.20%, 09/15/14	349,000	380,163
6.55%, 06/15/34	123,000	127,448
British Telecommunications PLC,
9.63%, 12/15/30	391,000	500,721
Deutsche Telekom International Finance BV
5.25%, 07/22/13	513,000	551,302
5.75%, 03/23/16	273,000	294,021
8.75%, 06/15/30	256,000	329,552
Embarq Corp.,
7.08%, 06/01/16	92,000	102,125
France Telecom SA
7.75%, 03/01/11	167,000	178,977
8.50%, 03/01/31	283,000	374,906
GTE Corp.
6.84%, 04/15/18	144,000	158,992
6.94%, 04/15/28	103,000	109,974
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	153,100
4.95%, 09/30/14	205,000	215,343
5.25%, 10/01/15	730,000	771,687
6.00%, 09/30/34	160,000	151,947
Telefonica Emisiones SAU,
6.42%, 06/20/16	1,080,000	1,217,612
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	164,000	176,255
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	444,287
8.75%, 11/01/18	600,000	757,291
6.35%, 04/01/19	100,000	110,677
5.85%, 09/15/35	82,000	80,626
Verizon Global Funding Corp.
6.88%, 06/15/12	205,000	228,537
7.38%, 09/01/12	363,000	412,365
4.38%, 06/01/13	256,000	273,180
7.75%, 12/01/30	810,000	965,452

		12,657,784

Electric Utilities 1.4%
Alabama Power Co.,
5.70%, 02/15/33	276,000	284,691
American Electric Power Co., Inc.,
5.25%, 06/01/15	133,000	142,826
Appalachian Power Co.,
Series L, 5.80%, 10/01/35	144,000	141,945
Arizona Public Service Co.,
5.50%, 09/01/35	150,000	134,702
Baltimore Gas & Electric Co.,
5.90%, 10/01/16	615,000	656,419
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	200,000	203,831
Commonwealth Edison Co.
Series 98, 6.15%, 03/15/12	82,000	89,571
6.15%, 09/15/17	750,000	836,226
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	$86,000	$93,232
Series 05-C, 5.38%, 12/15/15	123,000	135,076
Series 03-A, 5.88%, 04/01/33	82,000	83,740
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	122,900
5.20%, 08/15/19	100,000	102,576
Series E, 6.30%, 03/15/33	308,000	329,162
Series B, 5.95%, 06/15/35	174,000	178,413
Duke Energy Carolinas LLC,
6.25%, 01/15/12	970,000	1,062,346
Duke Energy Corp.,
5.05%, 09/15/19	600,000	608,689
Duke Energy Ohio, Inc.
5.70%, 09/15/12	29,000	31,768
Series A, 5.40%, 06/15/33	51,000	48,667
Entergy Gulf States, Inc.,
5.25%, 08/01/15	56,000	56,097
Entergy Mississippi, Inc.,
5.15%, 02/01/13	201,000	215,538
Exelon Corp.
4.90%, 06/15/15	287,000	301,359
5.63%, 06/15/35	414,000	393,454
FirstEnergy Corp.,
Series C, 7.38%, 11/15/31	287,000	322,957
Florida Power & Light Co.
4.85%, 02/01/13	103,000	111,744
5.85%, 02/01/33	70,000	71,899
5.95%, 10/01/33	53,000	55,141
5.40%, 09/01/35	90,000	87,113
5.65%, 02/01/37	200,000	200,330
Florida Power Corp.,
5.90%, 03/01/33	247,000	253,670
Georgia Power Co.,
Series K, 5.13%, 11/15/12	74,000	80,670
Metropolitan Edison Co.,
4.88%, 04/01/14	164,000	172,927
MidAmerican Energy Co.,
5.80%, 10/15/36	200,000	205,264
Midamerican Energy Holdings Co.
5.88%, 10/01/12	841,000	928,710
5.75%, 04/01/18	750,000	797,122
New York State Electric & Gas Corp.,
5.75%, 05/01/23	41,000	40,774
Ohio Power Co.
Series K, 6.00%, 06/01/16	349,000	383,404
Series G, 6.60%, 02/15/33	164,000	178,180
Oncor Electric Delivery Co. LLC
6.38%, 05/01/12	383,000	417,022
6.38%, 01/15/15	308,000	344,829
Pacific Gas & Electric Co.
4.80%, 03/01/14	328,000	355,636
5.80%, 03/01/37	150,000	150,851
6.25%, 03/01/39	300,000	320,696
PacifiCorp,
5.25%, 06/15/35	123,000	117,390
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	80,579
7.45%, 08/15/32	82,000	88,516
Progress Energy, Inc.
7.10%, 03/01/11	85,000	89,889
7.75%, 03/01/31	164,000	194,578
PSEG Power LLC
6.95%, 06/01/12	51,000	56,050
5.50%, 12/01/15	287,000	311,369
Public Service Co. of Colorado,
Series 15, 5.50%, 04/01/14	174,000	191,405
Public Service Electric & Gas Co.,
Series MTNB, 5.13%, 09/01/12	135,000	147,363
Puget Sound Energy, Inc.,
Series A, 5.48%, 06/01/35	103,000	97,925
Scottish Power Ltd.,
5.81%, 03/15/25	82,000	81,198
Southern California Edison Co.
6.00%, 01/15/34	123,000	130,146
Series 05-B, 5.55%, 01/15/36	164,000	163,815
Southern Power Co.,
Series B, 6.25%, 07/15/12	174,000	192,519
SPI Electricity & Gas Australia Holdings Pty Ltd.,
6.15%, 11/15/13(b)	131,000	140,223
Virginia Electric and Power Co.
Series A, 5.40%, 01/15/16	103,000	111,080
5.95%, 09/15/17	750,000	826,594
Westar Energy, Inc.,
6.00%, 07/01/14	185,000	205,279
Wisconsin Electric Power Co.,
5.63%, 05/15/33	41,000	41,621

		14,999,706

Electrical Equipment 0.0%
Emerson Electric Co.,
6.00%, 08/15/32	57,000	61,348

Energy Equipment & Services 0.1%
Anadarko Finance Co.
Series B, 6.75%, 05/01/11	82,000	86,563
Series B, 7.50%, 05/01/31	207,000	233,999
Apache Finance Canada Corp.,
4.38%, 05/15/15	238,000	253,293
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	140,939
Halliburton Co.,
6.70%, 09/15/38	325,000	372,091
Motiva Enterprises LLC,
5.20%, 09/15/12(b)	51,000	53,188
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Energy Equipment & Services (continued)
Nabors Industries, Inc.,
5.38%, 08/15/12	$29,000	$31,202
Transocean, Inc.,
7.50%, 04/15/31	123,000	143,154

		1,314,429

Food & Staples Retailing 0.4%
Costco Wholesale Corp.,
5.50%, 03/15/17	475,000	516,522
CVS Caremark Corp.,
6.25%, 06/01/27	460,000	472,739
Kroger Co. (The)
6.20%, 06/15/12	164,000	179,417
7.50%, 04/01/31	178,000	209,028
Safeway, Inc.
6.50%, 03/01/11	89,000	93,977
5.80%, 08/15/12	144,000	158,359
5.63%, 08/15/14	123,000	134,265
Sysco Corp.,
5.38%, 09/21/35	74,000	74,354
Wal-Mart Stores, Inc.
4.13%, 02/15/11	267,000	276,210
5.00%, 04/05/12(d)	1,300,000	1,402,613
3.20%, 05/15/14	500,000	514,637
7.55%, 02/15/30	82,000	101,620
5.25%, 09/01/35	492,000	474,542

		4,608,283

Food Products 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	140,000	147,076
5.38%, 09/15/35	103,000	99,453
Bunge Ltd. Finance Corp.,
5.10%, 07/15/15	62,000	63,901
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13(b)	123,000	129,660
Campbell Soup Co.,
4.88%, 10/01/13	164,000	179,505
ConAgra Foods, Inc.
6.75%, 09/15/11	7,000	7,601
7.00%, 10/01/28	154,000	167,315
General Mills, Inc.,
6.00%, 02/15/12	185,000	203,006
H.J. Heinz Finance Co.
6.00%, 03/15/12	150,000	163,171
6.75%, 03/15/32	62,000	69,034
Kellogg Co.,
Series B, 7.45%, 04/01/31	103,000	127,327
Kraft Foods, Inc.
5.63%, 11/01/11	326,000	347,524
6.00%, 02/11/13	200,000	217,162
6.50%, 11/01/31	131,000	134,219
6.88%, 02/01/38	300,000	322,972
Sara Lee Corp.,
6.25%, 09/15/11	174,000	186,190
Unilever Capital Corp.,
5.90%, 11/15/32	144,000	153,988

		2,719,104

Gas Utilities 0.5%
AGL Capital Corp.,
4.45%, 04/15/13	123,000	129,342
Atmos Energy Corp.
5.13%, 01/15/13	92,000	97,829
4.95%, 10/15/14	185,000	198,114
Boardwalk Pipelines LP,
5.20%, 06/01/18	62,000	61,132
CenterPoint Energy Resources Corp.,
Series B, 7.88%, 04/01/13	246,000	282,144
Colonial Pipeline Co.,
7.63%, 04/15/32(b)	150,000	183,835
Consolidated Natural Gas Co.,
Series A, 5.00%, 12/01/14	396,000	421,106
Enterprise Products Operating LLC
Series G, 5.60%, 10/15/14	656,000	716,377
6.13%, 10/15/39	215,000	212,512
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	144,000	150,285
6.75%, 03/15/11	64,000	67,524
5.00%, 12/15/13	1,000,000	1,077,485
6.85%, 02/15/20	675,000	767,426
5.80%, 03/15/35	144,000	137,230
Plains All American Pipeline LP,
5.63%, 12/15/13	230,000	248,839
Southern California Gas Co.,
4.80%, 10/01/12	267,000	287,788
Spectra Energy Capital LLC,
6.75%, 02/15/32(d)	123,000	128,933
Texas Gas Transmission LLC,
4.60%, 06/01/15	123,000	126,678

		5,294,579

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	53,000	57,466
5.38%, 06/01/18	835,000	905,740

		963,206

Health Care Providers & Services 0.3%
Aetna, Inc.,
6.00%, 06/15/16	650,000	706,942
Covidien International Finance SA,
6.00%, 10/15/17	940,000	1,036,034
Quest Diagnostics, Inc.,
5.45%, 11/01/15	376,000	413,961
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.38%, 03/15/16	$205,000	$217,867
5.80%, 03/15/36	417,000	409,271
WellPoint, Inc.
5.00%, 12/15/14	598,000	643,617
5.25%, 01/15/16	226,000	236,084
5.95%, 12/15/34	82,000	82,417

		3,746,193

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.,
5.35%, 03/01/18	240,000	260,788
Yum! Brands, Inc.
8.88%, 04/15/11	82,000	88,522
6.88%, 11/15/37	400,000	440,624

		789,934

Household Durables 0.1%
Black & Decker Corp.,
4.75%, 11/01/14	160,000	166,111
Fortune Brands, Inc.,
5.38%, 01/15/16	585,000	606,217
MDC Holdings, Inc.,
5.50%, 05/15/13	103,000	106,499
Toll Brothers Finance Corp.,
6.88%, 11/15/12	5,000	5,326

		884,153

Household Products 0.1%
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	221,684
4.88%, 08/15/15	710,000	777,168
Procter & Gamble Co. (The)
4.85%, 12/15/15	123,000	136,163
5.80%, 08/15/34	405,000	429,155

		1,564,170

Industrial Conglomerates 0.1%
3M Co.,
5.70%, 03/15/37	235,000	246,296
General Electric Co.,
5.00%, 02/01/13	946,000	1,011,751

		1,258,047

Insurance 0.8%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	390,000	433,318
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	103,000	85,103
AIG SunAmerica Global Financing X,
6.90%, 03/15/32(b)	287,000	246,567
Allstate Corp. (The)
6.13%, 02/15/12	176,000	191,322
7.50%, 06/15/13	425,000	481,625
6.13%, 12/15/32	82,000	85,477
5.55%, 05/09/35	62,000	60,690
5.95%, 04/01/36	82,000	83,935
6.13%, 05/15/37(a)	145,000	135,575
6.50%, 05/15/57(a)	145,000	135,575
American International Group, Inc.
5.05%, 10/01/15	103,000	85,791
5.60%, 10/18/16	290,000	237,305
Berkshire Hathaway Finance Corp.,
4.85%, 01/15/15	246,000	267,805
Chubb Corp.
6.00%, 05/11/37	225,000	237,159
6.38%, 03/29/67(a)	300,000	288,000
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	60,486
6.50%, 06/15/34	144,000	121,681
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	80,980
6.10%, 10/01/41	41,000	35,901
Infinity Property & Casualty Corp.,
Series B, 5.50%, 02/18/14	82,000	81,121
Lincoln National Corp.,
6.15%, 04/07/36	410,000	385,169
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	76,389
5.75%, 09/15/15	327,000	348,587
MetLife, Inc.
6.13%, 12/01/11	445,000	481,760
5.50%, 06/15/14	185,000	198,440
5.70%, 06/15/35	336,000	334,579
6.40%, 12/15/66	350,000	308,000
Metropolitan Life Global Funding I,
5.13%, 06/10/14(b)	480,000	514,244
Nationwide Financial Services, Inc.,
6.75%, 05/15/37(f)	75,000	60,357
Nationwide Mutual Insurance Co.,
Series 144a, 5.81%, 12/15/24(a)(b)(f)	205,000	173,558
NLV Financial Corp.,
7.50%, 08/15/33(b)	51,000	45,806
Progressive Corp. (The)
6.25%, 12/01/32	113,000	117,550
6.70%, 06/15/37(a)	270,000	248,400
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	543,468
Series B, 5.10%, 09/20/14	205,000	218,373
Series B, 5.75%, 07/15/33	103,000	100,336
RLI Corp.,
5.95%, 01/15/14	82,000	81,642
Travelers Cos., Inc. (The)
5.75%, 12/15/17	340,000	374,503
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Insurance (continued)
6.25%, 03/15/37(a)	$300,000	$282,107
Travelers Property Casualty Corp.,
6.38%, 03/15/33	133,000	145,508
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33(b)	103,000	77,668
Willis North America, Inc.,
5.63%, 07/15/15	123,000	126,038
XL Capital Ltd.,
5.25%, 09/15/14	541,000	562,143

		9,240,041

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	70,000	85,265
6.05%, 08/15/36	123,000	132,201
Deere & Co.
6.95%, 04/25/14	400,000	467,295
8.10%, 05/15/30	400,000	520,268
Dover Corp.,
4.88%, 10/15/15	156,000	171,203
Stanley Works (The),
4.90%, 11/01/12	92,000	98,937

		1,475,169

Media 1.1%
CBS Corp.
5.63%, 08/15/12	310,000	328,655
7.88%, 07/30/30	55,000	60,323
5.50%, 05/15/33	82,000	70,299
Comcast Cable Holdings LLC,
9.80%, 02/01/12	213,000	242,595
Comcast Corp.
5.90%, 03/15/16	287,000	313,079
6.50%, 01/15/17	507,000	566,961
5.70%, 07/01/19(d)	300,000	317,235
7.05%, 03/15/33	205,000	225,482
6.50%, 11/15/35	70,000	73,065
6.95%, 08/15/37	205,000	224,080
Historic TW, Inc.,
6.88%, 06/15/18	122,000	139,185
News America Holdings, Inc.
9.25%, 02/01/13	82,000	95,874
8.00%, 10/17/16	82,000	96,983
News America, Inc.
5.30%, 12/15/14	433,000	475,408
7.28%, 06/30/28	53,000	58,307
6.55%, 03/15/33	450,000	472,083
6.20%, 12/15/34	170,000	173,022
Omnicom Group, Inc.,
5.90%, 04/15/16	123,000	132,627
Time Warner Cable, Inc.
6.20%, 07/01/13	500,000	552,025
6.75%, 07/01/18	415,000	462,268
8.25%, 04/01/19	900,000	1,084,149
6.75%, 06/15/39	500,000	530,025
Time Warner, Inc.
6.88%, 05/01/12	1,964,000	2,173,496
7.63%, 04/15/31	773,000	910,232
7.70%, 05/01/32	648,000	768,067
Viacom, Inc.
6.25%, 04/30/16	351,000	392,407
6.88%, 04/30/36	226,000	244,753
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	97,000	107,209
Series B, 6.20%, 06/20/14	687,000	777,793

		12,067,687

Metals & Mining 0.4%
Alcoa, Inc.,
5.87%, 02/23/22	335,000	315,931
ArcelorMittal,
6.13%, 06/01/18	1,940,000	2,018,781
Barrick Gold Finance Co.,
4.88%, 11/15/14	1,060,000	1,132,027
BHP Billiton Finance USA Ltd.,
5.25%, 12/15/15	225,000	247,069
Newmont Mining Corp.,
5.88%, 04/01/35	164,000	158,960
Placer Dome, Inc.,
6.38%, 03/01/33	96,000	101,603
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	205,000	213,731
5.75%, 06/01/35	144,000	139,511
Vale Overseas Ltd.,
6.88%, 11/21/36	556,000	572,327

		4,899,940

Multiline Retail 0.1%
Target Corp.
6.00%, 01/15/18	300,000	333,132
7.00%, 07/15/31	121,000	137,480
6.35%, 11/01/32	217,000	232,659

		703,271

Multi-Utilities 0.1%
DTE Energy Co.,
6.35%, 06/01/16	287,000	301,753
SCANA Corp.
6.88%, 05/15/11	359,000	383,234
6.25%, 02/01/12	103,000	110,907
Xcel Energy, Inc.
5.61%, 04/01/17	173,000	182,402
6.50%, 07/01/36	123,000	131,807

		1,110,103

Oil, Gas & Consumable Fuels 0.6%
Anadarko Petroleum Corp.,
6.45%, 09/15/36	269,000	276,620
Apache Corp.
6.25%, 04/15/12	160,000	175,727
7.63%, 07/01/19	41,000	49,444
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	660,000	694,461
Chevron Corp.,
3.95%, 03/03/14	415,000	439,705
ConocoPhillips
4.75%, 10/15/12	270,000	292,130
4.60%, 01/15/15	450,000	484,387
5.90%, 10/15/32	123,000	126,575
6.50%, 02/01/39	300,000	334,310
Devon Energy Corp.,
7.95%, 04/15/32	250,000	316,226
Hess Corp.,
7.30%, 08/15/31	196,000	225,268
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.,
6.80%, 03/15/32	$82,000	$89,543
Murphy Oil Corp.,
6.38%, 05/01/12	41,000	43,346
Occidental Petroleum Corp.
6.75%, 01/15/12	185,000	204,298
7.00%, 11/01/13	250,000	291,482
Pemex Project Funding Master Trust,
6.63%, 06/15/35	226,000	210,233
PTT PCL,
5.88%, 08/03/35(b)	123,000	118,858
Shell International Finance BV,
6.38%, 12/15/38	290,000	327,026
Valero Energy Corp.
6.88%, 04/15/12	260,000	285,266
7.50%, 04/15/32	82,000	85,344
6.63%, 06/15/37	320,000	301,362
Williams Cos., Inc. (The),
8.75%, 01/15/20	600,000	771,000
XTO Energy, Inc.
5.30%, 06/30/15	195,000	217,828
5.65%, 04/01/16	82,000	90,866
6.50%, 12/15/18	140,000	160,718
6.38%, 06/15/38	390,000	438,091

		7,050,114

Paper & Forest Products 0.2%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	123,000	129,655
International Paper Co.
5.85%, 10/30/12	30,000	32,138
5.30%, 04/01/15	144,000	151,917
7.50%, 08/15/21	1,375,000	1,560,852

Inversiones CMPC SA,
4.88%, 06/18/13(b)	123,000	127,985

		2,002,547

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	334,000	376,169
6.00%, 04/01/39	300,000	319,369
AstraZeneca PLC
5.40%, 06/01/14	155,000	172,261
5.90%, 09/15/17	300,000	336,904
6.45%, 09/15/37	140,000	157,514
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	825,000	912,652
Eli Lilly & Co.
6.00%, 03/15/12	205,000	224,868
5.20%, 03/15/17	800,000	865,892
7.13%, 06/01/25	82,000	97,878
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	1,500,000	1,629,399
5.65%, 05/15/18	940,000	1,023,482
5.38%, 04/15/34	139,000	136,679
Johnson & Johnson,
4.95%, 05/15/33	537,000	532,561
Merck & Co., Inc.
4.75%, 03/01/15	396,000	429,843
6.40%, 03/01/28	51,000	55,894
5.95%, 12/01/28	113,000	117,464
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	330,000	346,672
Pfizer, Inc.
4.65%, 03/01/18	185,000	190,009
7.20%, 03/15/39	375,000	453,825
Pharmacia Corp.,
6.60%, 12/01/28	123,000	136,121
Schering-Plough Corp.,
5.30%, 12/01/13	800,000	888,393
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	98,000	102,198
Wyeth
5.50%, 02/01/14	472,000	523,046
5.50%, 02/15/16	241,000	266,158
6.50%, 02/01/34	144,000	159,770

		10,455,021

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc.,
6.63%, 09/15/11	28,000	29,858
Boston Properties LP,
5.00%, 06/01/15	360,000	369,836
Camden Property Trust,
5.00%, 06/15/15	103,000	103,013

ERP Operating LP
5.25%, 09/15/14	278,000	292,756
5.38%, 08/01/16	205,000	212,860
HCP, Inc.
6.45%, 06/25/12	39,000	41,528
6.00%, 01/30/17	328,000	324,650
Health Care REIT, Inc.,
6.00%, 11/15/13	123,000	129,629
Hospitality Properties Trust,
6.75%, 02/15/13	525,000	550,689
HRPT Properties Trust,
5.75%, 02/15/14	123,000	124,698
Liberty Property LP,
7.25%, 03/15/11	27,000	28,350
Simon Property Group LP
5.10%, 06/15/15	294,000	304,849
6.10%, 05/01/16	287,000	308,476
Vornado Realty LP,
5.60%, 02/15/11	144,000	149,146
Washington Real Estate Investment Trust,
5.25%, 01/15/14	82,000	84,832
Westfield Capital Corp. Ltd.,
5.13%, 11/15/14(b)	107,000	112,720

		3,167,890

Road & Rail 0.2%
Burlington Northern Santa Fe Corp.,
7.95%, 08/15/30	144,000	180,268
CSX Corp.
6.75%, 03/15/11	92,000	97,510
5.50%, 08/01/13	308,000	334,146
Norfolk Southern Corp.
6.75%, 02/15/11	371,000	391,461
5.59%, 05/17/25	59,000	59,289
7.25%, 02/15/31	87,000	104,725
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund

Corporate Bonds (Continued)

Road & Rail (continued)
Union Pacific Corp.
5.13%, 02/15/14	$1,000,000	$1,073,517
5.38%, 06/01/33	43,000	40,467
6.25%, 05/01/34	164,000	172,371

		2,453,754

Software 0.2%
Microsoft Corp.,
2.95%, 06/01/14	300,000	307,236
Oracle Corp.
3.75%, 07/08/14	905,000	947,117
5.25%, 01/15/16	548,000	605,625
5.00%, 07/08/19	100,000	104,117

		1,964,095

Specialty Retail 0.1%
Home Depot, Inc.
5.25%, 12/16/13	200,000	216,837
5.40%, 03/01/16	410,000	438,827
Lowe’s Cos., Inc.,
6.50%, 03/15/29	164,000	183,003

		838,667

Supranational 0.4%
Svensk Exportkredit AB,
4.88%, 09/29/11	4,101,000	4,352,834

Thrifts & Mortgage Finance 0.1%
Countrywide Home Loans, Inc.,
Series L, 4.00%, 03/22/11	494,000	509,481
Golden West Financial Corp.,
4.75%, 10/01/12	109,000	114,329

		623,810

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	600,000	751,444
9.25%, 08/06/19	400,000	492,506
10.20%, 02/06/39	420,000	565,351
Philip Morris International, Inc.
5.65%, 05/16/18	300,000	319,774
6.38%, 05/16/38	150,000	162,786

		2,291,861

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	155,000	168,387
6.38%, 03/01/35	123,000	128,640
AT&T Mobility LLC,
7.13%, 12/15/31	287,000	321,935
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	35,300
8.75%, 03/01/31	224,000	290,419
Rogers Communications, Inc.,
7.25%, 12/15/12	540,000	618,746
Vodafone Group PLC
5.00%, 12/16/13	461,000	496,721
4.15%, 06/10/14	530,000	555,609
7.88%, 02/15/30	144,000	174,119
6.15%, 02/27/37	75,000	77,433

		2,867,309

Total Corporate Bonds
(cost $206,199,848)		217,515,648

Municipal Bonds 0.4%

	Principal	Market
	Amount	Value
California 0.2%
State of California,
Series 2009, 7.55%, 04/01/39	2,025,000	1,987,558

Illinois 0.1%
State of Illinois,
Series 2003, 5.10%, 06/01/33	1,460,000	1,234,956

New Jersey 0.0%
New Jersey State Turnpike Authority,
Series F, 7.41%, 01/01/40	210,000	243,692

New York 0.1%
Metropolitan Transportation Authority,
Series C, 7.34%, 11/15/39	105,000	120,487
Port Authority of New York & New Jersey,
Series 2009, 6.04%, 12/01/29	460,000	464,278

		584,765

Texas 0.0%
City of Dallas,
5.50%, 02/15/24(c)	492,000	492,910

Total Municipal Bonds (cost $4,728,712)		4,543,881

U.S. Government Mortgage Backed Agencies 36.4%

	Principal	Market
	Amount	Value
Fannie Mae Pool
Pool# 961563 5.00%, 02/01/23	1,210,645	1,280,039
Pool# 969977 5.00%, 05/01/23	6,837,054	7,228,953
Pool# 990972 6.00%, 09/01/23	670,102	721,286
Pool# AA2549 4.00%, 04/01/24	6,962,391	7,094,811
Pool# 935348 5.50%, 06/01/24	433,200	463,877
Pool# AC1374 4.00%, 08/01/24	785,015	799,946
Pool# AC1529 4.50%, 09/01/24	566,707	590,486
Pool# AC5377 4.50%, 10/01/24	1,381,909	1,439,895
Pool# 560868 7.50%, 02/01/31	2,634	2,985
Pool# 607212 7.50%, 10/01/31	48,385	54,833
Pool# 607559 6.50%, 11/01/31	1,671	1,825
Pool# 607632 6.50%, 11/01/31	304	332
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Fannie Mae Pool (continued)
Pool# 661664 7.50%, 09/01/32	$50,896	$57,680
Pool# 656559 6.50%, 02/01/33	150,025	163,594
Pool# 694846 6.50%, 04/01/33	24,119	26,285
Pool# 555421 5.00%, 05/01/33	23,209,913	24,214,842
Pool# 254767 5.50%, 06/01/33	7,226,978	7,688,087
Pool# 750229 6.50%, 10/01/33	134,727	146,828
Pool# 725424 5.50%, 04/01/34	8,875,920	9,442,238
Pool# 788027 6.50%, 09/01/34	108,679	118,237
Pool# 735141 5.50%, 01/01/35	4,655,778	4,949,925
Pool# 256023 6.00%, 12/01/35	3,696,851	3,976,326
Pool# 888596 6.50%, 07/01/37	9,260,642	10,005,584
Pool# 995050 6.00%, 09/01/37	36,152,788	38,801,134
Pool# 955194 7.00%, 11/01/37	3,185,211	3,505,626
Pool# 889072 6.50%, 12/01/37	1,570,951	1,697,321
Pool# 970320 5.50%, 02/01/38	6,625,332	7,026,978
Pool# AA6013 4.50%, 05/01/39	8,376,899	8,471,591
Pool# 190396 4.50%, 06/01/39	8,793,670	8,893,072
Pool# AA9611 4.00%, 07/01/39	4,471,893	4,387,057
Pool# AA9809 4.50%, 07/01/39	10,836,295	10,958,788
Pool# 994002 4.00%, 08/01/39	3,673,907	3,604,209
Pool# AC1454 4.00%, 08/01/39	4,957,829	4,863,775
Pool# AC3486 4.50%, 08/01/39	5,887,737	5,954,880
Pool# AC2651 4.00%, 10/01/39	1,094,052	1,073,297
Pool# AC8512 4.50%, 12/01/39	7,877,928	7,966,980

		187,673,602

Fannie Mae Pool TBA
5.50%, 03/25/24	22,000,000	23,454,068
5.50%, 03/25/39	4,800,000	5,066,251

		28,520,319

Freddie Mac Gold Pool
Pool# E00394 7.50%, 09/01/10	1,958	2,003
Pool# M80898 4.50%, 02/01/11	154,354	160,962
Pool# M80904 4.50%, 03/01/11	104,513	108,987
Pool# M80917 4.50%, 05/01/11	25,820	26,114
Pool# M80926 4.50%, 07/01/11	92,427	95,271
Pool# M80934 4.50%, 08/01/11	123,070	128,339
Pool# G10940 6.50%, 11/01/11	1,831	1,845
Pool# G11130 6.00%, 12/01/11	15,188	15,681
Pool# M80981 4.50%, 07/01/12	57,304	59,408
Pool# E00507 7.50%, 09/01/12	794	845
Pool# G10749 6.00%, 10/01/12	18,713	20,132
Pool# M81009 4.50%, 02/01/13	66,220	68,663
Pool# E69050 6.00%, 02/01/13	15,677	16,876
Pool# E72896 7.00%, 10/01/13	5,272	5,624
Pool# G11612 6.00%, 04/01/14	7,639	7,872
Pool# E00677 6.00%, 06/01/14	36,646	38,856
Pool# E00802 7.50%, 02/01/15	20,820	22,684
Pool# G11001 6.50%, 03/01/15	13,233	14,266
Pool# G11003 7.50%, 04/01/15	1,037	1,130
Pool# G11164 7.00%, 05/01/15	3,358	3,627
Pool# E81396 7.00%, 10/01/15	804	870
Pool# E81394 7.50%, 10/01/15	6,252	6,820
Pool# E84097 6.50%, 12/01/15	2,455	2,646
Pool# E00938 7.00%, 01/01/16	9,483	10,268
Pool# E82132 7.00%, 01/01/16	1,662	1,800
Pool# E82815 6.00%, 03/01/16	6,368	6,862
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Freddie Mac Gold Pool (continued)
Pool# E83231 6.00%, 04/01/16	$1,888	$2,037
Pool# E83233 6.00%, 04/01/16	4,822	5,203
Pool# G11972 6.00%, 04/01/16	106,216	114,467
Pool# E83046 7.00%, 04/01/16	1,082	1,172
Pool# E00975 6.00%, 05/01/16	27,806	29,921
Pool# E83355 6.00%, 05/01/16	7,059	7,617
Pool# E83636 6.00%, 05/01/16	11,764	12,693
Pool# E83933 6.50%, 05/01/16	485	525
Pool# E00985 6.00%, 06/01/16	14,903	16,044
Pool# E00987 6.50%, 06/01/16	12,803	13,799
Pool# E84236 6.50%, 06/01/16	3,740	4,053
Pool# E00996 6.50%, 07/01/16	1,679	1,810
Pool# E84912 6.50%, 08/01/16	7,294	7,904
Pool# E85117 6.50%, 08/01/16	4,532	4,911
Pool# E85387 6.00%, 09/01/16	13,477	14,541
Pool# E85800 6.50%, 10/01/16	3,525	3,820
Pool# E86183 6.00%, 11/01/16	2,392	2,581
Pool# E01083 7.00%, 11/01/16	3,477	3,767
Pool# G11207 7.00%, 11/01/16	8,762	9,489
Pool# E86746 5.50%, 12/01/16	32,605	35,006
Pool# E86533 6.00%, 12/01/16	5,390	5,815
Pool# E01095 6.00%, 01/01/17	6,367	6,864
Pool# E87584 6.00%, 01/01/17	4,742	5,116
Pool# E86995 6.50%, 01/01/17	12,457	13,500
Pool# E87291 6.50%, 01/01/17	19,443	21,070
Pool# E87446 6.50%, 01/01/17	3,483	3,765
Pool# E88076 6.00%, 02/01/17	5,820	6,279
Pool# E01127 6.50%, 02/01/17	10,193	11,027
Pool# E88055 6.50%, 02/01/17	38,030	41,106
Pool# E88106 6.50%, 02/01/17	20,274	21,914
Pool# E01137 6.00%, 03/01/17	9,605	10,361
Pool# E88134 6.00%, 03/01/17	2,020	2,180
Pool# E88474 6.00%, 03/01/17	8,983	9,692
Pool# E88768 6.00%, 03/01/17	20,338	21,944
Pool# E01138 6.50%, 03/01/17	5,793	6,266
Pool# E01139 6.00%, 04/01/17	44,368	47,876
Pool# E88729 6.00%, 04/01/17	7,966	8,595
Pool# E89149 6.00%, 04/01/17	12,220	13,184
Pool# E89151 6.00%, 04/01/17	7,060	7,617
Pool# E89217 6.00%, 04/01/17	7,568	8,166
Pool# E89222 6.00%, 04/01/17	44,844	48,384
Pool# E89347 6.00%, 04/01/17	2,566	2,768
Pool# E89496 6.00%, 04/01/17	7,664	8,269
Pool# E89203 6.50%, 04/01/17	4,742	5,126
Pool# E01140 6.00%, 05/01/17	38,329	41,374
Pool# E89530 6.00%, 05/01/17	28,080	30,297
Pool# E89746 6.00%, 05/01/17	62,911	67,877
Pool# E89788 6.00%, 05/01/17	6,424	6,931
Pool# E89909 6.00%, 05/01/17	9,887	10,668
Pool# G11409 6.00%, 05/01/17	59,404	64,094
Pool# E01156 6.50%, 05/01/17	15,572	16,838
Pool# E89924 6.50%, 05/01/17	35,823	38,720
Pool# B15071 6.00%, 06/01/17	146,220	157,762
Pool# E01157 6.00%, 06/01/17	27,059	29,220
Pool# E90194 6.00%, 06/01/17	7,214	7,784
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Freddie Mac Gold Pool (continued)
Pool# E90227 6.00%, 06/01/17	$6,612	$7,134
Pool# E90313 6.00%, 06/01/17	3,397	3,665
Pool# E90591 5.50%, 07/01/17	40,064	43,076
Pool# E90594 6.00%, 07/01/17	25,120	27,103
Pool# E90645 6.00%, 07/01/17	43,028	46,424
Pool# E90667 6.00%, 07/01/17	7,108	7,669
Pool# E01186 5.50%, 08/01/17	85,595	91,857
Pool# E01205 6.50%, 08/01/17	12,295	13,291
Pool# G11295 5.50%, 09/01/17	56,676	60,938
Pool# G11458 6.00%, 09/01/17	17,585	18,940
Pool# G11434 6.50%, 01/01/18	16,895	18,309
Pool# E01311 5.50%, 02/01/18	956,646	1,027,696
Pool# G11399 5.50%, 04/01/18	80,823	86,774
Pool# B10210 5.50%, 10/01/18	178,431	192,293
Pool# B10653 5.50%, 11/01/18	115,502	124,475
Pool# B11548 5.50%, 12/01/18	68,350	73,660
Pool# G11531 5.50%, 02/01/19	39,474	42,541
Pool# B12908 5.50%, 03/01/19	54,582	58,771
Pool# E01604 5.50%, 03/01/19	75,384	81,117
Pool# B13430 5.50%, 04/01/19	62,414	67,205
Pool# B13600 5.50%, 04/01/19	53,315	57,407
Pool# B15396 5.50%, 06/01/19	85,159	91,695
Pool# G18007 6.00%, 07/01/19	36,608	39,475
Pool# G18006 5.50%, 08/01/19	66,095	71,168
Pool# B16087 6.00%, 08/01/19	61,235	66,030
Pool# G18022 5.50%, 11/01/19	145,237	156,384
Pool# B14288 5.50%, 12/01/19	79,125	85,198
Pool# B18437 5.50%, 05/01/20	68,347	73,486
Pool# G18062 6.00%, 06/01/20	62,148	66,976
Pool# J02325 5.50%, 07/01/20	112,587	121,052
Pool# J00718 5.00%, 12/01/20	603,751	642,165
Pool# J00935 5.00%, 12/01/20	76,601	81,474
Pool# J00854 5.00%, 01/01/21	384,954	409,447
Pool# J00871 5.00%, 01/01/21	126,328	134,366
Pool# J01049 5.00%, 01/01/21	1,228,423	1,306,583
Pool# G18096 5.50%, 01/01/21	49,423	53,140
Pool# J00855 5.50%, 01/01/21	149,322	160,549
Pool# J01189 5.00%, 02/01/21	93,107	98,740
Pool# J01279 5.50%, 02/01/21	122,588	131,422
Pool# J01256 5.00%, 03/01/21	79,149	83,938
Pool# J01414 5.00%, 03/01/21	61,470	65,189
Pool# J01576 5.00%, 04/01/21	356,976	378,574
Pool# J01570 5.50%, 04/01/21	84,388	90,469
Pool# J01633 5.50%, 04/01/21	340,631	365,178
Pool# J01757 5.00%, 05/01/21	153,038	162,297
Pool# J01771 5.00%, 05/01/21	69,305	73,498
Pool# J01833 5.00%, 05/01/21	64,044	67,919
Pool# J01879 5.00%, 05/01/21	107,387	113,883
Pool# J06015 5.00%, 05/01/21	150,086	159,166
Pool# J05950 5.50%, 05/01/21	389,158	417,202
Pool# G18122 5.00%, 06/01/21	110,697	117,395
Pool# G18123 5.50%, 06/01/21	179,620	192,564
Pool# J01980 6.00%, 06/01/21	86,228	92,900
Pool# J03074 5.00%, 07/01/21	107,571	114,080
Pool# J03028 5.50%, 07/01/21	70,259	75,322
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Freddie Mac Gold Pool (continued)
Pool# G12245 6.00%, 07/01/21	$68,918	$74,250
Pool# G12310 5.50%, 08/01/21	50,612	54,259
Pool# G12348 6.00%, 08/01/21	119,440	128,682
Pool# G12412 5.50%, 11/01/21	66,632	71,434
4.50%, 02/15/24	12,900,000	13,411,975
Pool# C00351 8.00%, 07/01/24	1,333	1,534
Pool# D60780 8.00%, 06/01/25	3,395	3,908
Pool# D64617 8.00%, 10/01/25	13,022	14,967
Pool# D82854 7.00%, 10/01/27	3,311	3,680
Pool# C00566 7.50%, 12/01/27	5,319	6,018
Pool# C00678 7.00%, 11/01/28	8,035	8,921
Pool# C18271 7.00%, 11/01/28	4,838	5,371
Pool# C00836 7.00%, 07/01/29	3,124	3,467
Pool# A16201 7.00%, 08/01/29	15,108	16,767
Pool# C31282 7.00%, 09/01/29	582	645
Pool# C31285 7.00%, 09/01/29	7,102	7,882
Pool# A18212 7.00%, 11/01/29	93,163	103,393
Pool# C32914 8.00%, 11/01/29	4,053	4,662
Pool# C37436 8.00%, 01/01/30	5,004	5,757
Pool# C36306 7.00%, 02/01/30	2,110	2,340
Pool# C36429 7.00%, 02/01/30	4,253	4,718
Pool# C00921 7.50%, 02/01/30	4,357	4,918
Pool# G01108 7.00%, 04/01/30	2,522	2,799
Pool# C37703 7.50%, 04/01/30	3,074	3,470
Pool# C41561 8.00%, 08/01/30	1,875	2,157
Pool# C01051 8.00%, 09/01/30	8,251	9,492
Pool# C43550 7.00%, 10/01/30	7,651	8,487
Pool# C44017 7.50%, 10/01/30	697	786
Pool# C43967 8.00%, 10/01/30	34,583	39,781
Pool# C44978 7.00%, 11/01/30	1,512	1,678
Pool# C44957 8.00%, 11/01/30	5,204	5,986
Pool# C01106 7.00%, 12/01/30	39,177	43,460
Pool# C01103 7.50%, 12/01/30	3,608	4,073
Pool# C01116 7.50%, 01/01/31	3,398	3,836
Pool# C46932 7.50%, 01/01/31	5,010	5,656
Pool# C47287 7.50%, 02/01/31	5,327	6,013
Pool# C48851 7.00%, 03/01/31	6,667	7,374
Pool# G01217 7.00%, 03/01/31	36,212	40,171
Pool# C48206 7.50%, 03/01/31	3,952	4,461
Pool# C53324 7.00%, 06/01/31	8,448	9,343
Pool# C01209 8.00%, 06/01/31	2,011	2,313
Pool# C54792 7.00%, 07/01/31	45,469	50,285
Pool# C55071 7.50%, 07/01/31	598	675
Pool# G01309 7.00%, 08/01/31	8,467	9,364
Pool# C01222 7.00%, 09/01/31	6,623	7,325
Pool# G01311 7.00%, 09/01/31	53,207	59,023
Pool# G01315 7.00%, 09/01/31	2,053	2,278
Pool# C58647 7.00%, 10/01/31	2,310	2,555
Pool# C58694 7.00%, 10/01/31	15,567	17,216
Pool# C60012 7.00%, 11/01/31	1,721	1,903
Pool# C61298 8.00%, 11/01/31	5,079	5,842
Pool# C61105 7.00%, 12/01/31	5,505	6,089
Pool# C01305 7.50%, 12/01/31	4,212	4,750
Pool# C62218 7.00%, 01/01/32	9,829	10,870
Pool# C63171 7.00%, 01/01/32	22,572	24,962
Pool# C64121 7.50%, 02/01/32	5,564	6,275
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Freddie Mac Gold Pool (continued)
Pool# C01345 7.00%, 04/01/32	$28,836	$31,875
Pool# C66744 7.00%, 04/01/32	1,765	1,951
Pool# G01391 7.00%, 04/01/32	88,890	98,607
Pool# C65717 7.50%, 04/01/32	7,644	8,613
Pool# C01370 8.00%, 04/01/32	5,257	6,027
Pool# C66916 7.00%, 05/01/32	22,155	24,490
Pool# C67235 7.00%, 05/01/32	52,007	57,489
Pool# C67259 7.00%, 05/01/32	2,877	3,180
Pool# C01381 8.00%, 05/01/32	35,563	40,916
Pool# C68290 7.00%, 06/01/32	8,842	9,774
Pool# C68300 7.00%, 06/01/32	43,942	48,574
Pool# C68307 8.00%, 06/01/32	1,203	1,379
Pool# G01449 7.00%, 07/01/32	62,039	68,821
Pool# C68988 7.50%, 07/01/32	3,110	3,504
Pool# C69908 7.00%, 08/01/32	35,047	38,741
Pool# C70211 7.00%, 08/01/32	31,736	35,081
Pool# C71089 7.50%, 09/01/32	11,102	12,509
Pool# G01536 7.00%, 03/01/33	50,667	56,007
Pool# A16419 6.50%, 11/01/33	32,939	35,882
Pool# A16522 6.50%, 12/01/33	215,062	234,277
Pool# A17177 6.50%, 12/01/33	11,190	12,190
Pool# A17262 6.50%, 12/01/33	48,480	52,811
Pool# C01806 7.00%, 01/01/34	26,829	29,657
Pool# A21356 6.50%, 04/01/34	151,964	165,257
Pool# C01851 6.50%, 04/01/34	121,040	131,627
Pool# A22067 6.50%, 05/01/34	189,498	206,074
Pool# A24301 6.50%, 05/01/34	89,568	97,403
Pool# A24988 6.50%, 07/01/34	96,026	104,425
Pool# G01741 6.50%, 10/01/34	87,889	95,797
Pool# G08023 6.50%, 11/01/34	143,361	155,901
Pool# A33137 6.50%, 01/01/35	42,061	45,740
Pool# A31989 6.50%, 04/01/35	50,329	54,480
Pool# G08064 6.50%, 04/01/35	90,780	98,267
Pool# G01947 7.00%, 05/01/35	76,576	84,647
Pool# G01837 5.00%, 07/01/35	9,766,554	10,175,687
Pool# A37135 5.50%, 09/01/35	2,259,749	2,402,164
Pool# A46935 6.50%, 09/01/35	34,736	37,601
Pool# A38255 5.50%, 10/01/35	1,836,218	1,951,941
Pool# A38531 5.50%, 10/01/35	2,296,663	2,441,405
Pool# G08088 6.50%, 10/01/35	492,141	532,729
Pool# A39759 5.50%, 11/01/35	133,880	142,317
Pool# A47682 6.50%, 11/01/35	362,699	392,612
Pool# A40376 5.50%, 12/01/35	118,368	125,828
Pool# A42305 5.50%, 01/01/36	800,175	849,854
Pool# A41548 7.00%, 01/01/36	149,123	163,926
Pool# G08111 5.50%, 02/01/36	2,963,555	3,147,548
Pool# A43672 6.50%, 02/01/36	45,382	49,068
Pool# A48303 7.00%, 02/01/36	49,657	54,430
Pool# A43452 5.50%, 03/01/36	79,843	84,800
Pool# A43861 5.50%, 03/01/36	2,264,407	2,404,993
Pool# A43884 5.50%, 03/01/36	1,624,975	1,727,385
Pool# A43885 5.50%, 03/01/36	1,338,404	1,421,499
Pool# A43886 5.50%, 03/01/36	2,155,171	2,288,975
Pool# A48378 5.50%, 03/01/36	1,083,166	1,150,415
Pool# G08116 5.50%, 03/01/36	563,582	598,572
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Freddie Mac Gold Pool (continued)
Pool# A43534 6.50%, 03/01/36	$143,417	$155,066
Pool# A48735 5.50%, 05/01/36	253,925	269,690
Pool# G08136 6.50%, 06/01/36	118,026	127,613
Pool# A49960 7.00%, 06/01/36	22,654	24,832
Pool# A53039 6.50%, 10/01/36	303,162	327,786
Pool# A53219 6.50%, 10/01/36	166,773	180,318
Pool# A57803 6.50%, 02/01/37	591,985	640,067
Pool# A64982 6.50%, 08/01/37	631,503	682,006
Pool# A66192 6.50%, 09/01/37	690,561	745,787
Pool# A72132 6.50%, 01/01/38	468,636	506,114
Pool# A73421 6.50%, 02/01/38	136,132	147,018
Pool# A74187 6.50%, 02/01/38	578,738	624,718
Pool# G04251 6.50%, 04/01/38	129,525	139,816
Pool# G04473 5.50%, 06/01/38	13,837,603	14,689,447
Pool# A79540 6.50%, 07/01/38	132,064	142,556
Pool# G04569 6.50%, 08/01/38	120,991	130,667
Pool# A81341 6.00%, 09/01/38	11,939,907	12,804,557
Pool# A81998 6.50%, 09/01/38	175,022	188,927
Pool# A82297 6.50%, 10/01/38	309,015	333,565
Pool# A83464 6.50%, 11/01/38	136,885	147,760
Pool# G05232 6.50%, 12/01/38	620,645	669,954
Pool# A84168 6.50%, 01/01/39	133,687	144,308
Pool# A84252 6.50%, 01/01/39	165,418	178,544
Pool# A84287 6.50%, 01/01/39	194,241	209,775
Pool# A84584 6.50%, 02/01/39	162,499	175,409
5.00%, 02/15/39	23,000,000	23,902,037
Pool# A85442 5.00%, 03/01/39	9,413,166	9,795,729
Pool# G05459 5.50%, 05/01/39	9,629,986	10,221,846
Pool# A88133 4.50%, 08/01/39	5,335,524	5,394,169
Pool# A87958 6.00%, 08/01/39	4,277,683	4,587,031
4.50%, 02/15/40	3,500,000	3,533,908

		150,904,567

Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	1,650	1,876
Pool# 376510 7.00%, 05/15/24	4,410	4,899
Pool# 457801 7.00%, 08/15/28	5,553	6,187
Pool# 486936 6.50%, 02/15/29	4,924	5,387
Pool# 502969 6.00%, 03/15/29	17,625	19,026
Pool# 487053 7.00%, 03/15/29	6,928	7,724
Pool# 781014 6.00%, 04/15/29	14,204	15,335
Pool# 509099 7.00%, 06/15/29	3,292	3,670
Pool# 470643 7.00%, 07/15/29	13,040	14,537
Pool# 434505 7.50%, 08/15/29	974	1,100
Pool# 416538 7.00%, 10/15/29	1,212	1,351
Pool# 524269 8.00%, 11/15/29	7,249	8,339
Pool# 781124 7.00%, 12/15/29	27,528	30,682
Pool# 525561 8.00%, 01/15/30	2,684	3,089
Pool# 507396 7.50%, 09/15/30	70,663	79,852
Pool# 531352 7.50%, 09/15/30	6,835	7,723
Pool# 536334 7.50%, 10/15/30	830	938
Pool# 540659 7.00%, 01/15/31	803	895
Pool# 486019 7.50%, 01/15/31	2,180	2,468
Pool# 535388 7.50%, 01/15/31	2,880	3,261
Pool# 537406 7.50%, 02/15/31	1,325	1,500
Pool# 528589 6.50%, 03/15/31	62,618	68,395
Pool# 508473 7.50%, 04/15/31	10,635	12,042
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
January 31,2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Ginnie Mae I Pool (continued)
Pool# 544470 8.00%, 04/15/31	$3,025	$3,483
Pool# 781287 7.00%, 05/15/31	15,289	17,050
Pool# 549742 7.00%, 07/15/31	4,865	5,425
Pool# 781319 7.00%, 07/15/31	4,798	5,351
Pool# 485879 7.00%, 08/15/31	16,148	18,010
Pool# 572554 6.50%, 09/15/31	124,982	136,512
Pool# 555125 7.00%, 09/15/31	2,511	2,800
Pool# 781328 7.00%, 09/15/31	14,355	16,007
Pool# 550991 6.50%, 10/15/31	5,310	5,799
Pool# 571267 7.00%, 10/15/31	1,354	1,510
Pool# 547948 6.50%, 11/15/31	6,711	7,330
Pool# 574837 7.50%, 11/15/31	2,278	2,580
Pool# 555171 6.50%, 12/15/31	1,677	1,832
Pool# 781380 7.50%, 12/15/31	4,285	4,844
Pool# 781481 7.50%, 01/15/32	22,111	24,984
Pool# 580972 6.50%, 02/15/32	3,210	3,492
Pool# 781401 7.50%, 02/15/32	12,073	13,655
Pool# 781916 6.50%, 03/15/32	285,363	310,013
Pool# 552474 7.00%, 03/15/32	9,839	10,917
Pool# 781478 7.50%, 03/15/32	7,553	8,535
Pool# 781429 8.00%, 03/15/32	11,862	13,654
Pool# 781431 7.00%, 04/15/32	53,052	59,140
Pool# 568715 7.00%, 05/15/32	38,418	42,630
Pool# 552616 7.00%, 06/15/32	55,904	62,033
Pool# 570022 7.00%, 07/15/32	77,926	86,470
Pool# 583645 8.00%, 07/15/32	5,279	6,051
Pool# 595077 6.00%, 10/15/32	39,486	42,624
Pool# 596657 7.00%, 10/15/32	4,836	5,366
Pool# 552903 6.50%, 11/15/32	265,737	289,090
Pool# 552952 6.00%, 12/15/32	36,838	39,766
Pool# 588192 6.00%, 02/15/33	20,060	21,630
Pool# 602102 6.00%, 02/15/33	30,542	32,931
Pool# 553144 5.50%, 04/15/33	156,772	167,141
Pool# 604243 6.00%, 04/15/33	78,447	84,585
Pool# 611526 6.00%, 05/15/33	30,926	33,346
Pool# 631924 6.00%, 05/15/33	65,715	70,857
Pool# 553320 6.00%, 06/15/33	87,506	94,352
Pool# 572733 6.00%, 07/15/33	8,184	8,825
Pool# 573916 6.00%, 11/15/33	67,144	72,397
Pool# 604788 6.50%, 11/15/33	166,068	179,520
Pool# 604875 6.00%, 12/15/33	164,972	177,879
Pool# 781688 6.00%, 12/15/33	164,337	177,311
Pool# 781690 6.00%, 12/15/33	70,216	75,768
Pool# 781699 7.00%, 12/15/33	27,212	30,348
Pool# 621856 6.00%, 01/15/34	65,523	70,486
Pool# 564799 6.00%, 03/15/34	363,918	391,480
Pool# 630038 6.50%, 08/15/34	121,761	131,130
Pool# 781804 6.00%, 09/15/34	238,938	256,948
Pool# 781847 6.00%, 12/15/34	210,212	225,909
Pool# 486921 5.50%, 02/15/35	87,045	92,611
Pool# 781902 6.00%, 02/15/35	188,837	202,851
Pool# 649454 5.50%, 09/15/35	898,311	955,759
Pool# 649510 5.50%, 10/15/35	1,336,096	1,421,540
Pool# 649513 5.50%, 10/15/35	1,947,287	2,071,818
Pool# 652207 5.50%, 03/15/36	1,518,802	1,612,608
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Ginnie Mae I Pool (continued)
Pool# 652539 5.00%, 05/15/36	$122,176	$127,644
Pool# 655519 5.00%, 05/15/36	240,641	251,411
Pool# 606308 5.50%, 05/15/36	245,207	260,352
Pool# 606314 5.50%, 05/15/36	104,725	111,193
Pool# 657912 6.50%, 08/15/36	75,255	80,880
Pool# 704630 5.50%, 07/15/39	373,380	395,741
Pool# 722292 5.00%, 09/15/39	5,156,204	5,382,133

		16,816,613

Ginnie Mae I Pool TBA
5.50%, 02/15/39	4,600,000	4,868,093
6.00%, 02/15/39	7,400,000	7,900,655
4.50%, 02/15/40	1,000,000	1,013,125
5.00%, 02/15/40	3,400,000	3,540,780

		17,322,653

Government National Mortgage Association
Pool# 655457 6.00%, 05/15/36	116,866	125,151
Pool# 656666 6.00%, 06/15/36	478,334	512,244

		637,395

Total U.S. Government Mortgage Backed Agencies
(cost $393,543,459)		401,875,149

Sovereign Bonds 1.6%

	Principal	Market
	Amount	Value
BRAZIL 0.1%
Brazilian Government International Bond,
7.13%, 01/20/37	1,345,000	1,494,968

CANADA 0.5%
Canada Government International Bond,
2.38%, 09/10/14	2,145,000	2,152,151
Province of British Columbia Canada,
4.30%, 05/30/13	111,000	117,629
Province of Manitoba Canada,
5.00%, 02/15/12	275,000	295,986
Province of Nova Scotia Canada,
5.13%, 01/26/17	615,000	671,876
Province of Ontario Canada,
4.38%, 02/15/13	297,000	318,665
4.50%, 02/03/15	463,000	498,188
4.75%, 01/19/16	205,000	220,229
Province of Quebec Canada,
4.60%, 05/26/15	246,000	265,091
7.50%, 09/15/29	402,000	520,228

		5,060,043

CHILE 0.0%
Chile Government International Bond,
5.50%, 01/15/13	123,000	135,509

CHINA 0.0%
China Government International Bond,
4.75%, 10/29/13(d)	205,000	222,199

ITALY 0.2%
Italian Republic,
4.38%, 06/15/13	390,000	415,554
4.50%, 01/21/15	652,000	691,923
4.75%, 01/25/16	287,000	302,806
6.88%, 09/27/23	174,000	202,052
5.38%, 06/15/33	584,000	589,164

		2,201,499

MEXICO 0.2%
Mexico Government International Bond,
6.38%, 01/16/13	545,000	606,313
6.75%, 09/27/34	1,223,000	1,284,150

		1,890,463

PERU 0.1%
Republic of Peru,
7.13%, 03/30/19	605,000	683,650

POLAND 0.0%
Poland Government International Bond,
5.00%, 10/19/15	156,000	164,113

SOUTH AFRICA 0.0%
South Africa Government International Bond,
6.50%, 06/02/14	144,000	156,960

SOUTH KOREA 0.0%
Republic of Korea,
4.25%, 06/01/13	492,000	513,068

SUPRANATIONAL 0.5%
Corp. Andina de Fomento,
6.88%, 03/15/12	164,000	176,477
European Investment Bank,
3.00%, 04/08/14	905,000	929,803
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Sovereign Bonds (continued)

	Principal	Market
	Amount	Value
SUPRANATIONAL (continued)
4.63%, 05/15/14	$630,000	$687,843
4.63%, 10/20/15	1,675,000	1,820,733
5.13%, 09/13/16	250,000	277,457
Inter-American Development Bank,
5.00%, 04/05/11	250,000	262,853
5.13%, 09/13/16(d)	65,000	71,903
6.80%, 10/15/25	287,000	349,390
International Bank for Reconstruction & Development,
7.63%, 01/19/23	677,000	893,497

		5,469,956

Total Sovereign Bonds
(cost $17,189,397)		17,992,428

U.S. Government Sponsored & Agency Obligations 6.7%

	Principal	Market
	Amount	Value
Federal Farm Credit Bank
4.88%, 01/17/17	375,000	409,291
Federal Home Loan Banks
4.00%, 09/06/13	3,055,000	3,264,451
3.63%, 10/18/13	3,500,000	3,696,476
4.88%, 05/17/17(d)	605,000	658,221
5.25%, 06/05/17	4,900,000	5,475,872
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11	13,765,000	14,121,280
1.63%, 04/26/11	2,125,000	2,152,742
3.88%, 06/29/11	3,160,000	3,302,235
5.13%, 07/15/12	4,234,000	4,627,245
4.88%, 11/15/13	5,292,000	5,817,480
3.75%, 03/27/19(d)	1,475,000	1,463,204
6.75%, 09/15/29	388,000	479,462
6.25%, 07/15/32	865,000	1,023,641
Federal National Mortgage Association
5.13%, 04/15/11	3,334,000	3,520,417
5.38%, 11/15/11	2,434,000	2,629,056
1.75%, 08/10/12	4,490,000	4,531,250
2.50%, 05/15/14	2,280,000	2,300,531
3.00%, 09/16/14(d)	715,000	730,474
4.63%, 10/15/14(d)	1,236,000	1,349,482
5.00%, 04/15/15	1,132,000	1,253,613
4.38%, 10/15/15	82,000	88,051
5.38%, 06/12/17(d)	5,505,000	6,189,156
6.25%, 05/15/29	750,000	876,733
Financing Corp. (FICO)
9.80%, 11/30/17	12,000	16,802
Tennessee Valley Authority
6.25%, 12/15/17	35,000	40,578
4.50%, 04/01/18	3,365,000	3,500,273

Total U.S. Government Sponsored & Agency Obligations
(cost $70,169,565)		73,518,016

U.S. Treasury Bonds 4.1%

	Principal	Market
	Amount	Value
U.S. Treasury Bond
3.50%, 02/15/39	515,000	431,473
4.25%, 05/15/39	3,095,000	2,965,397
4.38%, 11/15/39(d)	8,440,000	8,255,375
4.50%, 02/15/36	2,610,000	2,629,982
4.50%, 05/15/38	2,370,000	2,375,925
4.50%, 08/15/39	1,285,000	1,283,394
5.00%, 05/15/37	215,000	233,645
5.38%, 02/15/31	1,038,000	1,174,886
6.25%, 08/15/23	5,869,000	7,171,185
6.38%, 08/15/27	8,070,000	10,105,157
6.88%, 08/15/25	633,000	823,691
8.00%, 11/15/21	2,655,000	3,682,567
8.13%, 08/15/19	1,500,000	2,049,726
8.50%, 02/15/20	1,700,000	2,392,220

Total U.S. Treasury Bonds
(cost $45,748,137)		45,574,623

U.S. Treasury Notes 24.6%

	Principal	Market
	Amount	Value
U.S. Treasury Note
0.88%, 03/31/11	3,760,000	3,782,030
0.88%, 04/30/11	4,420,000	4,445,380
1.00%, 09/30/11	5,010,000	5,039,549
1.13%, 06/30/11(d)	2,280,000	2,300,842
1.13%, 12/15/12(d)	18,000,000	17,898,840
1.38%, 05/15/12	5,500,000	5,546,409
1.38%, 09/15/12	19,585,000	19,672,212
1.50%, 12/31/13	7,000,000	6,908,671
1.75%, 08/15/12(d)	9,756,000	9,904,623
1.75%, 03/31/14	3,345,000	3,315,992
1.88%, 06/15/12(d)	6,005,000	6,121,815
1.88%, 02/28/14(d)	4,000,000	3,992,812
1.88%, 04/30/14(d)	7,475,000	7,436,459
2.13%, 11/30/14(d)	3,520,000	3,496,909
2.25%, 05/31/14(d)	8,490,000	8,567,607
2.25%, 01/31/15	7,500,000	7,464,825
2.38%, 08/31/14(d)	5,570,000	5,622,653
2.38%, 09/30/14(d)	9,535,000	9,609,468
2.63%, 04/30/16	3,055,000	3,015,618
2.75%, 02/28/13	13,955,000	14,526,290
2.75%, 02/15/19(d)	5,305,000	4,986,700
3.00%, 09/30/16	1,325,000	1,325,518
3.25%, 12/31/16	9,325,000	9,432,088
3.38%, 11/15/19(d)	9,370,000	9,189,909
3.63%, 12/31/12(d)	2,960,000	3,157,257
3.63%, 08/15/19	23,645,000	23,705,957
3.88%, 10/31/12	3,365,000	3,606,859
4.00%, 02/15/15	1,400,000	1,511,891
4.00%, 08/15/18	4,425,000	4,612,372
4.13%, 05/15/15(d)	1,533,000	1,662,227
4.25%, 01/15/11(d)	5,500,000	5,706,036
4.25%, 09/30/12	2,585,000	2,793,617
4.25%, 11/15/17(d)	12,415,000	13,261,740
4.50%, 09/30/11(d)	16,030,000	17,056,914
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Treasury Notes (continued)

	Principal	Market
	Amount	Value
4.50%, 05/15/17	$3,595,000	$3,917,989
4.63%, 02/29/12	7,134,000	7,684,659
4.63%, 02/15/17(d)	3,060,000	3,367,674
4.75%, 05/31/12	3,535,000	3,839,894
4.88%, 08/15/16	1,833,000	2,050,240

Total U.S. Treasury Notes (cost $267,439,373)		271,538,545

Yankee Dollars 0.7%

	Principal	Market
	Amount	Value
Chemicals 0.1%
Potash Corp of Saskatchewan, Inc.
7.75%, 05/31/11	29,000	31,501
4.88%, 03/01/13	115,000	123,185
5.88%, 12/01/36	375,000	377,850

		532,536

Commercial Banks 0.0%
Westpac Banking Corp.,
4.63%, 06/01/18	103,000	99,308

		99,308

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	760,000	840,322

		840,322

Electric Utilities 0.0%
Hydro Quebec
8.40%, 01/15/22	153,000	200,035
8.88%, 03/01/26*	109,000	147,807

		347,842

Energy Equipment & Services 0.1%
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	92,916
6.50%, 12/01/11	144,000	158,069
EnCana Corp.
4.75%, 10/15/13	236,000	254,049
6.50%, 08/15/34	250,000	268,361
Weatherford International Ltd.,
5.50%, 02/15/16	51,000	53,116

		826,511

Gas Utilities 0.1%
Enbridge, Inc.,
5.60%, 04/01/17	750,000	816,295
TransCanada Pipelines Ltd.,
5.85%, 03/15/36	500,000	519,957

		1,336,252

Insurance 0.0%
Montpelier Re Holdings Ltd.,
6.13%, 08/15/13	51,000	52,905

		52,905

Metals & Mining 0.0%
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	55,000	61,550
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	31,000	32,530
4.50%, 05/15/13	158,000	164,470
Vale Inco Ltd.,
7.75%, 05/15/12	123,000	135,101
Xstrata Canada Corp.,
6.20%, 06/15/35	123,000	118,313

		511,964

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	195,000	210,183
Nexen, Inc.
5.05%, 11/20/13	105,000	113,022
5.20%, 03/10/15	250,000	265,991
5.88%, 03/10/35	92,000	87,007
6.40%, 05/15/37	250,000	251,645
Petro-Canada,
5.95%, 05/15/35	189,000	190,511
Statoil ASA,
6.80%, 01/15/28	425,000	490,796
Suncor Energy, Inc.,
6.10%, 06/01/18	605,000	661,069
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	100,839
5.75%, 05/15/35	250,000	242,589

		2,613,652

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	515,000	544,643
6.90%, 07/15/28	168,000	194,870
6.20%, 06/01/36	164,000	182,109

Total Yankee Dollars (cost $7,592,556)		8,082,914

Mutual Fund 10.2%

		Market
	Shares	Value
Money Market Fund 10.2%
Invesco AIM Liquid Assets Portfolio, 0.15% (g)	112,280,013	112,280,013

Total Mutual Fund (cost $112,280,013)		112,280,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Repurchase Agreement 1.6%

	Principal	Market
	Amount	Value
Morgan Stanley, Morgan Stanley, 0.12%, dated 01/29/10, due 02/01/10, repurchase price $18,005,068, collateralized by U.S. Government Agency Mortgages ranging 4.00%-6.50%, maturing 02/01/16-11/01/39; total market value of $18,366,810. (h)	$18,004,888	$18,004,888

Total Repurchase Agreement (cost $18,004,888)		18,004,888

Total Investments Before TBA Sale Commitments (cost $1,185,241,856) — 110.0%		1,215,529,827

TBA Sale Commitments -1.0%

	Principal	Market
	Amount	Value
U.S. Government TBA’s
Fannie Mae Pool TBA
5.00%, 02/25/39	(600,000)	(623,437)
5.00%, 03/25/39	(700,000)	(724,500)
6.00%, 03/25/39	(8,700,000)	(9,277,732)

Total TBA Sale Commitments (cost $(10,562,219))		(10,625,669)

Total Investments (cost $1,174,679,638) (i) — 109.0%		1,204,904,158

Liabilities in excess of other assets — (9.0)%		(99,541,481)

NET ASSETS — 100.0%		$1,105,362,677

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $6,309,014 which represents 0.59% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2010.

(d)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $129,763,923, which is collateralized by a repurchase agreement with a value of $18,004,888 and $113,672,788 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 7.00% and maturity dates ranging from 11/25/17 to 04/25/47, a total value of $131,677,676.

(e)	Perpetual bond security. The maturity date reflects the next call date.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of January 31, 2010.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of January 31, 2010 was $18,004,888.

(i)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,175,504,437, tax unrealized appreciation and depreciation were $33,839,548 and $(4,439,827), respectively.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
FICO	Fair Isaac Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PCL	Public Company Limited
PLC	Public Limited Company
SA	Stock Company
TBA	To Be Announced
UK	United Kingdom
ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Bond Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$7,823,964	$—	$7,823,964
Commercial Mortgage Backed Securities	—	36,779,758	—	36,779,758
Corporate Bonds	—	217,515,648	—	217,515,648
Municipal Bonds	—	4,543,881	—	4,543,881
Mutual Fund	112,280,013	—	—	112,280,013
Repurchase Agreement	—	18,004,888	—	18,004,888
Sovereign Bonds	—	17,992,428	—	17,992,428
U.S. Government Mortgage Backed Agencies	—	401,875,149	—	401,875,149
U.S. Government Sponsored & Agency
Obligations	—	73,518,016	—	73,518,016
U.S. Treasury Bonds	—	45,574,623	—	45,574,623
U.S. Treasury Notes	—	271,538,545	—	271,538,545
Yankee Dollars	—	8,082,914	—	8,082,914

Total Assets	112,280,013	1,103,249,814	—	1,215,529,827

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(10,625,669)	—	(10,625,669)

Total Liabilities	—	(10,625,669)	—	(10,625,669)

Total	$112,280,013	$1,092,624,145	$—	$1,204,904,158

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks 99.2%

		Market
	Shares	Value
AUSTRALIA 8.1%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.(a)	103,460	$781,594

Airlines 0.0%
Qantas Airways Ltd.(a)	197,891	496,208

Beverages 0.2%
Coca-Cola Amatil Ltd.(a)(b)	81,838	790,684
Foster’s Group Ltd.(a)	308,416	1,454,461

		2,245,145

Biotechnology 0.2%
CSL Ltd.(a)	90,072	2,475,791

Capital Markets 0.2%
Macquarie Group Ltd.(a)	51,850	2,281,881

Chemicals 0.1%
Incitec Pivot Ltd.(a)	263,268	776,666
Nufarm Ltd.(a)(b)	22,143	198,962
Orica Ltd.(a)	52,722	1,122,149

		2,097,777

Commercial Banks 2.4%
Australia & New Zealand Banking Group Ltd.(a)	382,153	7,313,308
Bendigo and Adelaide Bank Ltd.(a)	46,300	401,151
Commonwealth Bank of Australia(a)	231,278	10,843,988
National Australia Bank Ltd.(a)	312,751	7,266,986
Westpac Banking Corp.(a)	443,121	9,298,528

		35,123,961

Commercial Services & Supplies 0.1%
Brambles Ltd.(a)	205,817	1,183,851

Construction & Engineering 0.1%
Leighton Holdings Ltd.(a)(b)	21,883	735,338

Construction Materials 0.0%
Boral Ltd.(a)	86,986	405,662

Containers & Packaging 0.1%
Amcor Ltd.(a)	198,992	1,037,516

Diversified Financial Services 0.1%
ASX Ltd.(a)	25,124	755,490

Diversified Telecommunication Services 0.1%
Telstra Corp.(a)	678,723	2,002,272

Electric Utilities 0.0%
SP AusNet(a)	170,043	134,363

Energy Equipment & Services 0.0%
WorleyParsons Ltd.(a)	23,912	494,393

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	112,250	420,933
Wesfarmers Ltd.(a)	178,786	4,338,267
Woolworths Ltd.(a)	182,176	4,157,789

		8,916,989

Food Products 0.0%
Goodman Fielder Ltd.(a)	150,467	207,060

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.(a)	8,229	453,003

Health Care Providers & Services 0.0%
Sonic Healthcare Ltd.(a)	53,463	667,546

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.(a)	58,082	202,772
Crown Ltd.(a)	71,892	490,944
TABCORP Holdings Ltd.(a)(b)	83,193	516,237
Tatts Group Ltd.(a)	159,428	323,778

		1,533,731

Industrial Conglomerates 0.0%
CSR Ltd.(a)	222,653	356,860

Information Technology Services 0.1%
Computershare Ltd.(a)	65,247	668,070

Insurance 0.6%
AMP Ltd.(a)	316,347	1,740,737
AXA Asia Pacific Holdings Ltd.(a)	149,639	863,143
Insurance Australia Group Ltd.(a)	303,999	1,018,215
QBE Insurance Group Ltd.(a)	154,280	3,111,371
Suncorp-Metway Ltd.(a)	184,565	1,443,538

		8,177,004

Media 0.0%
Fairfax Media Ltd.(a)(b)	310,922	472,212

Metals & Mining 1.8%
Alumina Ltd.*(a)	360,290	493,108
BHP Billiton Ltd.(a)	509,495	17,712,344
BlueScope Steel Ltd.(a)(b)	297,084	684,621
Fortescue Metals Group Ltd.*(a)(b)	177,071	708,962
Newcrest Mining Ltd.(a)	72,382	2,008,236
OneSteel Ltd.(a)	194,481	529,007
OZ Minerals Ltd.*(a)	458,145	426,610
Rio Tinto Ltd.(a)	64,626	3,864,116
Sims Metal Management Ltd.(a)	21,392	401,730

		26,828,734

Multiline Retail 0.0%
Harvey Norman Holdings Ltd.(a)(b)	57,604	186,701

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	65,699	803,355

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.*(a)	85,139	294,373
Caltex Australia Ltd.*(a)	14,655	115,821
Energy Resources of Australia Ltd.(a)	12,216	225,449
Origin Energy Ltd.(a)	131,004	1,849,004
Paladin Energy Ltd.*(a)	94,851	302,056
Santos Ltd.(a)	131,190	1,518,540
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.(a)	79,442	$2,961,776

		7,267,019

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust(a)	251,960	413,856
Dexus Property Group(a)	689,982	501,901
Goodman Group(a)	877,434	446,082
GPT Group(a)	1,257,890	627,035
Mirvac Group(a)	358,014	455,829
Stockland(a)	376,709	1,232,593
Westfield Group(a)	320,319	3,556,636

		7,233,932

Real Estate Management & Development 0.0%
Lend Lease Group(a)	63,890	527,231

Road & Rail 0.0%
Asciano Group*(a)	394,679	591,782

Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.(a)(b)	29,397	271,519

Transportation Infrastructure 0.1%
Macquarie Atlas Roads Group*	66,349	54,000
Macquarie Infrastructure Group(a)	365,815	391,469
MAp Group(a)	98,369	240,613
Transurban Group(a)	177,656	819,317

		1,505,399

		118,919,389

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG(a)	26,743	1,009,554
Raiffeisen International Bank Holding AG(a)(b)	9,366	463,411

		1,472,965

Diversified Telecommunication Services 0.1%
Telekom Austria AG(a)	48,553	669,746

Electric Utilities 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(a)	13,392	557,546

Insurance 0.0%
Vienna Insurance Group(a)	4,535	217,269

Metals & Mining 0.0%
Voestalpine AG(a)	16,507	577,940

Oil, Gas & Consumable Fuels 0.1%
OMV AG(a)	22,618	890,843

Real Estate Management & Development 0.0%
Immoeast AG*(a)(b)	52,445	254,593

		4,640,902

BELGIUM 1.0%
Beverages 0.4%
Anheuser-Busch InBev NV*(a)	155,578	5,369,091

Chemicals 0.1%
Solvay SA(a)	8,926	884,643
Umicore(a)	14,858	457,929

		1,342,572

Commercial Banks 0.1%
Dexia SA*(a)(b)	78,139	483,106
KBC Groep NV*(a)	24,251	1,044,031

		1,527,137

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille(a)	6,148	307,261
Groupe Bruxelles Lambert SA(a)	12,148	1,109,718

		1,416,979

Diversified Telecommunication Services 0.1%
Belgacom SA(a)	22,892	833,135

Food & Staples Retailing 0.1%
Colruyt SA(a)	2,262	550,909
Delhaize Group SA(a)	16,676	1,307,217

		1,858,126

Insurance 0.1%
Fortis*(a)	339,126	1,193,824

Pharmaceuticals 0.0%
UCB SA(a)	15,174	678,352

Wireless Telecommunication Services 0.0%
Mobistar SA(a)	3,895	245,045

		14,464,261

CHINA 0.0%
Electronic Equipment, Instruments & Components 0.0%
Foxconn International Holdings Ltd.*(a)	363,604	381,297

Machinery 0.0%
Yangzijiang Shipbuilding Holdings Ltd.(a)	170,166	127,290

		508,587

CYPRUS 0.0%
Commercial Banks 0.0%
Bank of Cyprus Public Co. Ltd.(a)	80,451	508,050

DENMARK 0.9%
Beverages 0.1%
Carlsberg AS, Class B(a)	16,182	1,206,909

Chemicals 0.1%
Novozymes AS, Class B(a)	7,905	809,484

Commercial Banks 0.1%
Danske Bank AS*(a)	68,488	1,626,822

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
DENMARK (continued)
Electrical Equipment 0.1%
Vestas Wind Systems AS*(a)	31,666	$1,665,583

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B(a)	3,350	363,326
William Demant Holding*(a)	2,884	225,084

		588,410

Insurance 0.0%
Topdanmark AS*(a)	2,758	335,007
TrygVesta AS(a)	3,580	218,163

		553,170

Marine 0.2%
A P Moller — Maersk AS, Class A(a)	85	636,508
A P Moller — Maersk AS, Class B(a)	189	1,474,953

		2,111,461

Pharmaceuticals 0.3%
H. Lundbeck AS(a)	11,600	216,553
Novo Nordisk AS, Class B(a)	66,961	4,530,608

		4,747,161

Road & Rail 0.0%
DSV AS*(a)	29,249	518,969

		13,827,969

FINLAND 1.2%
Auto Components 0.0%
Nokian Renkaat OYJ(a)	17,130	414,154

Communications Equipment 0.5%
Nokia OYJ(a)	568,623	7,802,700

Diversified Financial Services 0.0%
Pohjola Bank PLC(a)	25,227	258,485

Diversified Telecommunication Services 0.1%
Elisa OYJ(a)	19,993	435,960

Electric Utilities 0.1%
Fortum OYJ(a)	66,831	1,695,946

Food & Staples Retailing 0.0%
Kesko OYJ, Class B(a)	9,936	319,554

Insurance 0.1%
Sampo OYJ, Class A(a)	63,306	1,529,230

Machinery 0.2%
Kone OYJ, Class B(a)	23,148	932,314
Metso OYJ(a)	17,556	589,204
Wartsila OYJ(a)	12,843	604,483

		2,126,001

Media 0.0%
Sanoma OYJ(a)	8,770	194,136

Metals & Mining 0.1%
Outokumpu OYJ(a)	18,277	329,867
Rautaruukki OYJ(a)	12,646	258,876

		588,743

Oil, Gas & Consumable Fuels 0.0%
Neste Oil OYJ(a)	19,274	315,322

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R*(a)	87,648	538,197
Upm-Kymmene OYJ(a)	84,408	925,721

		1,463,918

Pharmaceuticals 0.0%
Orion OYJ, Class B(a)	10,919	238,852

		17,383,001
FRANCE 10.1%
Aerospace & Defense 0.1%
Safran SA(a)	28,297	552,639
Thales SA(a)	13,484	611,094

		1,163,733

Airlines 0.0%
Air France-KLM*(a)	16,210	264,142

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B(a)	21,863	1,693,027

Automobiles 0.2%
PSA Peugeot Citroen*(a)	23,339	757,632
Renault SA*(a)	29,652	1,391,986

		2,149,618

Beverages 0.2%
Pernod-Ricard SA(a)	29,826	2,399,137

Building Products 0.2%
Cie de Saint-Gobain(a)	58,330	2,786,453

Chemicals 0.3%
Air Liquide SA(a)	38,029	4,033,491

Commercial Banks 1.3%
BNP Paribas(a)	143,338	10,239,632
Credit Agricole SA(a)(b)	136,105	2,133,561
Natixis*(a)	138,877	640,338
Societe Generale(a)	96,652	5,592,016

		18,605,547

Commercial Services & Supplies 0.0%
Societe BIC SA(a)	3,030	215,484

Communications Equipment 0.1%
Alcatel-Lucent*(a)	374,031	1,259,799

Construction & Engineering 0.4%
Bouygues SA(a)	33,647	1,656,472
Eiffage SA(a)	6,456	336,788
Vinci SA(a)	64,867	3,464,348

		5,457,608

Construction Materials 0.2%
Imerys SA(a)	3,868	213,915
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
FRANCE (continued)
Construction Materials (continued)
Lafarge SA(a)	31,290	$2,314,643

		2,528,558

Diversified Financial Services 0.0%
Eurazeo(a)	3,976	287,712

Diversified Telecommunication Services 0.5%
France Telecom SA(a)	285,284	6,540,752
Iliad SA(a)(b)	2,469	273,651

		6,814,403

Electric Utilities 0.1%
EDF SA(a)(b)	35,718	1,919,964

Electrical Equipment 0.4%
Alstom SA(a)	31,933	2,132,167
Legrand SA(a)	14,732	425,088
Schneider Electric SA(a)	35,642	3,676,994

		6,234,249

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*(a)	21,625	528,884
Technip SA(a)	15,659	1,070,466

		1,599,350

Food & Staples Retailing 0.4%
Carrefour SA(a)	98,155	4,788,916
Casino Guichard Perrachon SA(a)	8,314	682,172

		5,471,088

Food Products 0.3%
Dannone SA(a)	84,964	4,858,500

Health Care Equipment & Supplies 0.1%
BioMerieux(a)	2,212	243,184
Cie Generale d’Optique Essilor International SA(a)	30,228	1,758,421

		2,001,605

Hotels, Restaurants & Leisure 0.1%
Accor SA(a)	22,382	1,129,179
Sodexo*(a)	14,216	778,662

		1,907,841

Information Technology Services 0.1%
Atos Origin SA*(a)	8,153	379,175
Cap Gemini SA(a)	24,296	1,078,835

		1,458,010

Insurance 0.4%
AXA SA(a)	253,360	5,216,893
CNP Assurances(a)	5,599	495,635
SCOR SE(a)	24,990	578,974

		6,291,502

Machinery 0.1%
Vallourec SA(a)	9,111	1,567,126

Media 0.5%
Eutelsat Communications(a)	14,841	479,017
JC Decaux SA*(a)(b)	6,800	174,831
Lagardere SCA(a)	17,796	689,558
M6-Metropole Television(a)	7,154	189,997
PagesJaunes Groupe(a)	25,881	279,232
Publicis Groupe (a)	17,320	712,515
Societe Television Francaise 1(a)	17,699	305,199
Vivendi SA(a)	189,114	4,916,697

		7,747,046

Metals & Mining 0.0%
Eramet(a)(b)	892	268,544

Multiline Retail 0.1%
PPR(a)	11,450	1,396,287

Multi-Utilities 0.7%
GDF Suez(a)	186,845	7,064,839
Suez Environnement Co.(a)	40,612	920,592
Veolia Environnement(a)	62,872	2,064,291

		10,049,722

Office Electronics 0.0%
Neopost SA(a)	4,701	374,087

Oil, Gas & Consumable Fuels 1.3%
Total SA(a)	320,579	18,527,333

Personal Products 0.3%
L’Oreal SA(a)	35,484	3,741,414

Pharmaceuticals 0.8%
Ipsen SA(a)	4,045	217,501
Sanofi-Aventis SA(a)	159,602	11,801,679

		12,019,180

Professional Services 0.0%
Bureau Veritas SA(a)	7,445	358,696

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions(a)	3,512	349,015
Gecina SA(a)	2,687	266,340
ICADE(a)	3,600	346,984
Klepierre(a)	13,281	494,753
Unibail-Rodamco SE(a)	13,850	3,001,048

		4,458,140

Software 0.0%
Dassault Systemes SA(a)	11,079	636,408

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA(a)	10,019	1,012,030
Hermes International(a)	8,454	1,163,639
LVMH Moet Hennessy Louis Vuitton SA(a)	36,330	3,958,336

		6,134,005

Transportation Infrastructure 0.0%
Aeroports de Paris(a)	4,976	387,741
Societe Des Autoroutes Paris-Rhin-Rhone*(a)	2,657	194,592

		582,333

		149,261,142
GERMANY 7.3%
Air Freight & Logistics 0.2%
Deutsche Post AG(a)	127,577	2,223,710

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
GERMANY (continued)
Airlines 0.0%
Deutsche Lufthansa AG(a)	40,705	$652,823

Automobiles 0.6%
Bayerische Motoren Werke AG(a)	49,924	2,133,535
Daimler AG(a)	135,107	6,215,566
Volkswagen AG(a)(b)	6,901	602,831

		8,951,932

Capital Markets 0.4%
Deutsche Bank AG(a)	88,710	5,411,420

Chemicals 0.8%
BASF SE(a)	137,842	7,841,786
K+S AG(a)	27,514	1,546,635
Linde AG(a)	23,228	2,547,601
Wacker Chemie AG(a)	2,359	308,784

		12,244,806

Commercial Banks 0.1%
Commerzbank AG*(a)(b)	108,757	840,801
Deutsche Postbank AG*(a)	13,196	401,575

		1,242,376

Construction & Engineering 0.0%
Hochtief AG(a)	6,332	471,322

Construction Materials 0.1%
HeidelbergCement AG(a)	21,300	1,286,314

Diversified Financial Services 0.1%
Deutsche Boerse AG(a)	30,191	1,978,912

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG(a)	430,337	5,571,894

Electric Utilities 0.7%
E.ON AG(a)	286,182	10,527,907

Electrical Equipment 0.0%
Solarworld AG(a)(b)	12,435	208,936

Food & Staples Retailing 0.1%
Metro AG(a)	17,104	937,246

Food Products 0.0%
Suedzucker AG(a)	10,710	248,122

Health Care Equipment & Supplies 0.0%
Fresenius SE(a)	4,202	257,567

Health Care Providers & Services 0.1%
Celesio AG(a)	14,561	424,595

Fresenius Medical Care AG & Co. KGaA(a)	28,807	1,460,133

		1,884,728

Hotels, Restaurants & Leisure 0.0%
TUI AG*(a)(b)	20,871	192,946

Household Products 0.1%
Henkel AG & Co. KGaA(a)	20,725	905,285

Industrial Conglomerates 0.8%
Siemens AG(a)(b)	124,127	11,068,096

Insurance 0.9%
Allianz SE(a)	68,030	7,532,671
Hannover Rueckversicherung AG*(a)	9,091	419,805
Muenchener Rueckversicherungs AG(a)	30,571	4,578,011

		12,530,487

Internet Software & Services 0.0%
United Internet AG*(a)(b)	19,578	287,926

Machinery 0.1%
GEA Group AG(a)	23,555	480,458
MAN SE(a)	17,274	1,155,114

		1,635,572

Metals & Mining 0.1%
Salzgitter AG(a)	5,702	504,594
ThyssenKrupp AG(a)(b)	53,326	1,685,903

		2,190,497

Multi-Utilities 0.4%
RWE AG(a)	64,017	5,679,587

Personal Products 0.1%
Beiersdorf AG(a)	13,298	777,497

Pharmaceuticals 0.6%
Bayer AG(a)	125,529	8,579,923
Merck KGaA(a)	9,439	841,303

		9,421,226

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*(a)	178,386	984,395

Software 0.4%
SAP AG(a)	130,269	5,950,214

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG(a)	30,771	1,568,390
Puma AG Rudolf Dassler Sport(a)	796	243,695

		1,812,085

Transportation Infrastructure 0.0%
Fraport AG Frankfurt Airport Services Worldwide(a)	5,672	288,160

		107,823,988
GREECE 0.4%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA(a)	29,073	666,333

Capital Markets 0.0%
Marfin Investment Group SA*(a)	106,920	295,239

Commercial Banks 0.2%
Alpha Bank A.E.*(a)	70,273	674,492
EFG Eurobank Ergasias SA*(a)	48,706	414,967
National Bank of Greece SA*(a)	91,530	2,000,762
Piraeus Bank SA*(a)	45,673	385,889

		3,476,110

Construction Materials 0.0%
Titan Cement Co. SA(a)	7,253	205,666

Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA(a)	36,954	506,291

Electric Utilities 0.0%
Public Power Corp. SA*(a)	17,491	326,762

Hotels, Restaurants & Leisure 0.1%
OPAP SA(a)	33,670	734,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA(a)	14,352	$177,187

		6,388,146

HONG KONG 2.3%
Airlines 0.0%
Cathay Pacific Airways Ltd.*(a)	176,000	288,807

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	211,350	719,797
BOC Hong Kong Holdings Ltd.(a)	559,100	1,161,995
Hang Seng Bank Ltd.(a)	114,500	1,598,708
Wing Hang Bank Ltd.(a)	29,000	243,673

		3,724,173

Distributors 0.1%
Li & Fung Ltd.(a)	337,600	1,538,578

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	158,000	2,664,192

Diversified Telecommunication Services 0.0%
PCCW Ltd.(a)	845,000	224,271

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.(a)	77,500	288,301
CLP Holdings Ltd.(a)	307,000	2,078,054
Hongkong Electric Holdings Ltd.(a)	210,300	1,176,918

		3,543,273

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.(a)	593,336	1,295,758

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*(a)(b)	813,217	609,909
Shangri-La Asia Ltd.(a)	184,000	319,500

		929,409

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.(a)	319,500	2,173,254
NWS Holdings Ltd.(a)	125,000	203,890

		2,377,144

Marine 0.0%
Orient Overseas International Ltd.(a)	41,938	284,773

Media 0.0%
Television Broadcasts Ltd.(a)	32,000	149,739

Multiline Retail 0.0%
Lifestyle International Holdings Ltd.(a)	69,193	114,267

Oil, Gas & Consumable Fuels 0.0%
Mongolia Energy Co. Ltd.*(a)	350,175	170,787

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)(a)	318,551	764,320

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.(a)	211,000	2,482,735
Chinese Estates Holdings Ltd.(a)	140,000	226,611
Hang Lung Group Ltd.(a)	138,000	618,556
Hang Lung Properties Ltd.(a)	310,000	1,052,164
Henderson Land Development Co. Ltd.(a)	160,800	1,011,978
Hopewell Holdings Ltd.(a)	90,569	274,115
Hysan Development Co. Ltd.(a)	76,673	189,636
Kerry Properties Ltd.(a)	107,000	473,293
New World Development Ltd.(a)	361,679	590,251
Sino Land Co. Ltd.(a)	234,000	384,957
Sun Hung Kai Properties Ltd.(a)	220,700	2,824,670
Swire Pacific Ltd., Class A(a)	115,000	1,247,800
Wharf Holdings Ltd.(a)	206,337	1,018,286
Wheelock & Co. Ltd.(a)	142,000	369,909

		12,764,961

Road & Rail 0.0%
MTR Corp.(a)	212,214	687,845

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.(a)(b)	27,300	225,145

Specialty Retail 0.1%
Esprit Holdings Ltd.(a)	186,055	1,310,645

Textiles, Apparel & Luxury Goods 0.0%
Yue Yuen Industrial Holdings Ltd.(a)	114,500	355,503

Trading Companies & Distributors 0.0%
Noble Group Ltd.(a)	216,363	439,644

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.(a)	6,800	86,287

		33,939,521

IRELAND 0.5%
Airlines 0.0%
Ryanair Holdings PLC*(a)	42,663	198,067

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.*(a)	122,522	0

Construction Materials 0.2%
CRH PLC(a)	102,066	2,465,600

Food Products 0.0%
Kerry Group PLC, Class A(a)	22,694	673,487

Pharmaceuticals 0.2%
Elan Corp. PLC*(a)	76,306	571,972
Shire PLC(a)	82,073	1,625,466

		2,197,438

Professional Services 0.1%
Experian PLC(a)	150,233	1,428,445

		6,963,037

ITALY 3.2%
Aerospace & Defense 0.1%
Finmeccanica SpA(a)	61,020	845,736

Auto Components 0.0%
Pirelli & C SpA*(a)	394,325	228,885

Automobiles 0.1%
Fiat SpA*(a)	121,788	1,526,241

Capital Markets 0.1%
Mediobanca SpA*(a)	75,144	821,267

Commercial Banks 1.0%
Banca Carige SpA(a)(b)	126,043	323,437
Banca Monte dei Paschi di Siena SpA(a)	331,229	535,755
Banca Popolare di Milano (a)	59,436	385,860
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
ITALY (continued)
Banco Popolare Societa Cooperativa*(a)	105,966	$670,295
Intesa Sanpaolo SpA*(a)	1,297,854	4,807,610
UniCredit SpA*(a)	2,466,487	6,801,606
Unione di Banche Italiane SCPA(a)	88,492	1,214,649

		14,739,212

Construction Materials 0.0%
Italcementi SpA(a)(b)	5,588	69,133

Diversified Financial Services 0.0%
Exor SpA(a)	12,779	209,711

Diversified Telecommunication Services 0.2%
Telecom Italia SpA(a)	1,534,902	2,294,945
Telecom Italia SpA RSP(a)	908,511	1,055,310

		3,350,255

Electric Utilities 0.4%
Enel SpA(a)	990,867	5,326,739
Terna Rete Elettrica Nazionale SpA(a)	219,616	885,806

		6,212,545

Electrical Equipment 0.0%
Prysmian SpA(a)	19,797	359,298

Energy Equipment & Services 0.1%
Saipem SpA(a)	42,951	1,390,581

Food Products 0.0%
Parmalat SpA(a)	245,493	615,404

Gas Utilities 0.1%
Snam Rete Gas SpA(a)	223,622	1,052,252

Hotels, Restaurants & Leisure 0.0%
Autogrill SpA*(a)	15,333	186,307

Insurance 0.3%
Assicurazioni Generali SpA(a)	177,484	4,220,562
Fondiaria-Sai SpA(a)(b)	9,382	151,956
Mediolanum SpA(a)(b)	35,536	198,511
Unipol Gruppo Finanziario SpA*(a)	99,995	121,051

		4,692,080

Media 0.1%
Mediaset SpA(a)	119,052	903,701

Multi-Utilities 0.0%
A2A SpA(a)	132,571	251,473

Oil, Gas & Consumable Fuels 0.6%
ENI SpA(a)	390,914	9,085,365

Textiles, Apparel & Luxury Goods 0.0%
Luxottica Group SpA(a)	17,465	454,993

Transportation Infrastructure 0.1%
Atlantia SpA(a)	38,836	970,119

		47,964,558

JAPAN 22.2%
Air Freight & Logistics 0.0%
Yamato Holdings Co. Ltd.(a)	55,000	755,367

Airlines 0.0%
All Nippon Airways Co. Ltd.(a)	124,000	360,159

Auto Components 0.5%
Aisin Seiki Co. Ltd.(a)	28,300	746,773
Bridgestone Corp.(a)	98,300	1,566,605
Denso Corp.(a)	71,800	2,109,444
Koito Manufacturing Co. Ltd.(a)	10,000	174,285
NGK Spark Plug Co. Ltd.(a)	29,000	336,595
NHK Spring Co. Ltd.(a)	27,000	234,685
NOK Corp.(a)	14,600	217,032
Stanley Electric Co. Ltd.(a)	20,800	396,349
Sumitomo Rubber Industries, Ltd.(a)	19,000	148,638
Toyoda Gosei Co. Ltd.(a)	8,200	225,792
Toyota Boshoku Corp.(a)	8,300	181,634
Toyota Industries Corp.(a)	26,500	776,914

		7,114,746

Automobiles 2.2%
Daihatsu Motor Co. Ltd.(a)	29,000	277,894
Fuji Heavy Industries Ltd.*(a)	83,000	389,925
Honda Motor Co. Ltd.(a)	252,400	8,553,613
Isuzu Motors Ltd.*(a)	176,000	374,489
Mazda Motor Corp.*(a)	243,300	660,011
Mitsubishi Motors Corp.*(a)(b)	528,000	727,907
Nissan Motor Co. Ltd.*(a)	383,700	3,119,029
Suzuki Motor Corp.(a)	51,900	1,173,011
Toyota Motor Corp.(a)	445,800	17,147,035
Yamaha Motor Co. Ltd.*(a)	31,600	430,181

		32,853,095

Beverages 0.2%
Asahi Breweries Ltd.(a)	60,700	1,177,607
Coca-Cola West Co. Ltd.(a)	10,800	180,172
Ito En Ltd.(a)(b)	9,700	144,237
Kirin Holdings Co. Ltd.(a)	123,000	1,874,903
Sapporo Holdings Ltd.(a)	52,000	273,554

		3,650,473

Building Products 0.3%
Asahi Glass Co. Ltd.(a)	148,600	1,481,495
Daikin Industries Ltd.(a)	34,600	1,285,557
JS Group Corp.(a)	36,900	651,251
Nippon Sheet Glass Co. Ltd.(a)	82,000	211,801
TOTO Ltd.(a)	30,200	182,795

		3,812,899

Capital Markets 0.4%
Daiwa Securities Group, Inc.(a)	239,200	1,196,178
JAFCO Co. Ltd.(a)	3,700	90,762
Matsui Securities Co. Ltd.(a)	12,900	87,941
Mizuho Securities Co. Ltd.(a)	66,700	196,513
Nomura Holdings, Inc.(a)	547,600	4,094,013
SBI Holdings, Inc.(a)	2,474	470,346

		6,135,753

Chemicals 1.0%
Air Water, Inc.(a)	13,000	148,746
Asahi Kasei Corp.(a)	186,200	925,507
Daicel Chemical Industries Ltd.(a)	30,000	180,600
Denki Kagaku Kogyo KK(a)	90,000	365,790
Hitachi Chemical Co. Ltd.(a)	12,600	268,648
JSR Corp.(a)	26,400	521,672
Kaneka Corp.(a)	43,500	280,554
Kansai Paint Co. Ltd.(a)	30,000	242,922
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Chemicals (continued)
Kuraray Co. Ltd.(a)	57,500	$669,929
Mitsubishi Chemical Holdings Corp.(a)	198,000	824,822
Mitsubishi Gas Chemical Co., Inc.(a)	51,000	269,857
Mitsubishi Rayon Co. Ltd.(a)	95,100	393,409
Mitsui Chemicals, Inc.(a)	145,100	387,944
Nissan Chemical Industries Ltd.(a)	20,000	263,400
Nitto Denko Corp.(a)	27,010	1,040,228
Shin-Etsu Chemical Co. Ltd.(a)	64,400	3,368,137
Showa Denko KK(a)	249,000	509,484
Sumitomo Chemical Co. Ltd.(a)	232,200	1,043,305
Taiyo Nippon Sanso Corp.(a)	37,000	364,023
Teijin Ltd.(a)	124,800	378,456
Tokuyama Corp.(a)	38,000	201,635
Toray Industries, Inc.(a)	196,300	1,072,536
Tosoh Corp.(a)	59,000	151,723
Ube Industries Ltd.(a)	133,000	344,413

		14,217,740

Commercial Banks 2.1%
77 Bank Ltd. (The)(a)	45,300	241,641
Aozora Bank Ltd.*(a)	97,000	122,485
Bank of Kyoto Ltd. (The)(a)	49,000	405,099
Bank of Yokohama Ltd. (The)(a)	180,000	851,025
Chiba Bank Ltd. (The)(a)	112,300	677,790
Chugoku Bank Ltd. (The)(a)	25,000	319,607
Chuo Mitsui Trust Holdings, Inc.(a)	145,400	514,758
Fukuoka Financial Group, Inc.(a)	113,600	415,908
Gunma Bank Ltd. (The)(a)	75,000	386,670
Hachijuni Bank Ltd. (The)(a)	60,000	346,004
Hiroshima Bank Ltd. (The)(a)	65,000	257,041
Hokuhoku Financial Group, Inc.(a)	168,900	350,551
Iyo Bank Ltd. (The)(a)	40,000	330,152
Joyo Bank Ltd. (The)(a)	103,000	416,615
Mitsubishi UFJ Financial Group, Inc.(a)	1,916,584	9,862,879
Mizuho Financial Group, Inc.(a)	2,063,983	3,983,215
Mizuho Trust & Banking Co. Ltd.*(a)	230,000	230,838
Nishi-Nippon City Bank Ltd. (The)(a)	102,000	263,595
Resona Holdings, Inc.(a)	71,001	885,640
Sapporo Hokuyo Holdings, Inc.(a)	34,000	137,465
Senshu Ikeda Holdings, Inc.*(a)(b)	54,490	183,515
Seven Bank Ltd.(a)	58	120,966
Shinsei Bank Ltd.*(a)	179,000	222,615
Shizuoka Bank Ltd. (The)(a)	89,000	767,627
Sumitomo Mitsui Financial Group, Inc.(a)	198,705	6,413,625
Sumitomo Trust & Banking Co. Ltd. (The)(a)	229,000	1,268,690
Suruga Bank Ltd.(a)	31,000	273,475
Yamaguchi Financial Group, Inc.(a)	32,000	317,079

		30,566,570

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.(a)	82,700	1,134,038
Nissha Printing Co. Ltd.(b)	5,400	227,027
Secom Co. Ltd.(a)	31,000	1,389,081
Toppan Printing Co. Ltd.(a)	82,000	713,797

		3,463,943

Computers & Peripherals 0.4%
Fujitsu Ltd.(a)	274,100	1,671,704
NEC Corp.*(a)	418,000	1,077,801
Seiko Epson Corp.(a)	20,200	336,775
Toshiba Corp.*(a)	604,700	3,303,980

		6,390,260

Construction & Engineering 0.1%
Chiyoda Corp.(a)	15,000	136,642
JGC Corp.(a)	36,000	672,000
Kajima Corp.(a)	124,800	261,274
Kinden Corp.(a)	25,000	226,315
Obayashi Corp.(a)	89,500	316,023
Shimizu Corp.(a)	87,000	330,269
Taisei Corp.(a)	144,000	278,487

		2,221,010

Construction Materials 0.0%
Taiheiyo Cement Corp.*(a)	102,000	114,800

Consumer Finance 0.1%
Acom Co. Ltd.(a)(b)	7,940	136,161
Aeon Credit Service Co. Ltd.(a)	17,000	176,009
Credit Saison Co. Ltd.(a)	23,100	287,766
ORIX Corp.(a)	16,620	1,244,189

		1,844,125

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.(a)	22,300	314,344

Distributors 0.0%
Canon Marketing Japan, Inc.(a)	10,300	142,453

Diversified Consumer Services 0.0%
Benesse Holdings, Inc.(a)	9,800	412,048

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.(a)	7,890	272,928

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.(a)	79,654	3,352,163

Electric Utilities 1.0%
Chubu Electric Power Co., Inc.(a)	97,600	2,471,410
Chugoku Electric Power Co., Inc. (The)(a)	45,100	883,436
Hokkaido Electric Power Co., Inc.(a)	26,900	511,654
Hokuriku Electric Power Co.(a)	28,300	612,502
Kansai Electric Power Co., Inc. (The)(a)	112,400	2,557,851
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Electric Utilities (continued)
Kyushu Electric Power Co., Inc.(a)	56,300	$1,218,301
Shikoku Electric Power Co., Inc.(a)	26,200	716,240
Tohoku Electric Power Co., Inc.(a)	62,800	1,260,090
Tokyo Electric Power Co., Inc. (The)(a)	186,000	5,010,495

		15,241,979

Electrical Equipment 0.4%
Fuji Electric Holdings Co. Ltd.*(a)	60,200	119,374
Furukawa Electric Co. Ltd.(a)	114,300	551,887
GS Yuasa Corp.(a)(b)	65,000	415,885
Mitsubishi Electric Corp.*(a)	285,600	2,225,758
Panasonic Electric Works Co. Ltd.(a)	55,284	605,517
Sumitomo Electric Industries Ltd.(a)	111,400	1,455,077
Ushio, Inc.(a)	14,700	248,642

		5,622,140

Electronic Equipment, Instruments & Components 1.3%
Citizen Holdings Co. Ltd.(a)	55,800	366,081
FUJIFILM Holdings Corp.(a)	72,500	2,322,076
Hirose Electric Co. Ltd.(a)	4,400	471,081
Hitachi High-Technologies Corp.(a)	7,800	156,062
Hitachi Ltd.*(a)	699,300	2,395,247
HOYA Corp.(a)	60,800	1,621,098
Ibiden Co. Ltd.(a)	19,000	648,779
Keyence Corp.(a)	6,108	1,405,635
Kyocera Corp.(a)	23,900	2,163,103
Mabuchi Motor Co. Ltd.(a)	4,100	224,178
Mitsumi Electric Co. Ltd.(a)	12,300	213,855
Murata Manufacturing Co. Ltd.(a)	34,100	1,870,801
Nidec Corp.(a)	16,100	1,578,100
Nippon Electric Glass Co. Ltd.(a)	58,000	815,913
Omron Corp.(a)	29,800	593,091
Shimadzu Corp.(a)	38,000	250,842
TDK Corp.(a)	19,000	1,227,315
Yaskawa Electric Corp.(a)	30,000	248,309
Yokogawa Electric Corp.(a)	40,900	329,977

		18,901,543

Food & Staples Retailing 0.3%
AEON Co. Ltd.(a)	97,200	964,995
FamilyMart Co. Ltd.(a)	6,700	211,886
Lawson, Inc.(a)	8,400	380,655
Seven & I Holdings Co. Ltd.(a)	121,900	2,664,327
UNY Co. Ltd.(a)	22,000	168,532

		4,390,395

Food Products 0.3%
Ajinomoto Co., Inc.(a)	98,000	928,497
Kikkoman Corp.(a)	32,000	373,789
MEIJI Holdings Co. Ltd.*(a)	9,399	354,687
Nippon Meat Packers, Inc.(a)	27,000	340,320
Nisshin Seifun Group, Inc.(a)	27,900	372,775
Nissin Food Holdings Co. Ltd.(a)	10,300	339,213
Toyo Suisan Kaisha Ltd.(a)	16,400	432,780
Yakult Honsha Co. Ltd.(a)	14,900	432,009
Yamazaki Baking Co. Ltd.(a)	15,100	183,247

		3,757,317

Gas Utilities 0.2%
Osaka Gas Co. Ltd.(a)	285,900	1,006,543
Toho Gas Co. Ltd.(a)	73,000	383,618
Tokyo Gas Co. Ltd.(a)	349,400	1,414,990

		2,805,151

Health Care Equipment & Supplies 0.2%
Olympus Corp.(a)	35,000	1,048,703
Sysmex Corp.(a)	3,500	195,599
Terumo Corp.(a)	27,400	1,536,051

		2,780,353

Health Care Providers & Services 0.0%
Alfresa Holdings Corp.(a)	3,900	161,168
Mediceo Paltac Holdings Co. Ltd.(a)	18,200	227,669
Suzuken Co. Ltd.(a)	9,800	326,986

		715,823

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	13,124	267,112
Oriental Land Co. Ltd.(a)	7,300	501,286

		768,398

Household Durables 1.0%
Casio Computer Co. Ltd.(a)	35,000	256,051
Makita Corp.(a)	16,500	553,610
Panasonic Corp.(a)	295,502	4,617,021
Rinnai Corp.(a)	6,200	289,618
Sanyo Electric Co. Ltd.*(a)	315,200	525,677
Sekisui Chemical Co. Ltd.(a)	57,000	385,075
Sekisui House Ltd.(a)	72,300	682,767
Sharp Corp.(a)	157,900	1,885,324
Sony Corp.(a)	154,600	5,156,165

		14,351,308

Household Products 0.2%
Kao Corp.(a)	80,200	1,934,911
Unicharm Corp.(a)	7,200	684,718

		2,619,629

Independent Power Producers & Energy Traders 0.0%
Electric Power Development Co. Ltd.(a)	19,600	568,974

Industrial Conglomerates 0.1%
Hankyu Hanshin Holdings, Inc.(a)	168,000	774,734

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.(a)	2,900	87,928
Nomura Research Institute Ltd.(a)	18,600	413,297
NTT Data Corp.(a)	186	579,512
Obic Co. Ltd.(a)	940	176,280
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Information Technology Services (continued)
Otsuka Corp.(a)	1,500	$81,774

		1,338,791

Insurance 0.5%
Aioi Insurance Co. Ltd.(a)	69,000	327,303
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	61,980	1,551,385
Nipponkoa Insurance Co. Ltd.(a)	109,000	627,632
Nissay Dowa General Insurance Co. Ltd.(a)	15,000	71,583
Sompo Japan Insurance, Inc.(a)	130,800	852,523
Sony Financial Holdings, Inc.(a)	146	400,045
T&D Holdings, Inc.(a)	45,800	945,985
Tokio Marine Holdings, Inc.(a)	106,400	2,860,914

		7,637,370

Internet & Catalog Retail 0.1%
Dena Co. Ltd.(a)	53	306,702
Rakuten, Inc.*(a)	1,066	871,663

		1,178,365

Internet Software & Services 0.1%
Yahoo! Japan Corp.(a)	2,170	821,015

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.(a)	29,349	292,170
Nikon Corp.(a)	48,000	984,712
Sankyo Co. Ltd.(a)	7,900	422,416
Sega Sammy Holdings, Inc.(a)	27,000	305,634
Shimano, Inc.(a)	9,100	373,568
Yamaha Corp.(a)	30,500	362,166

		2,740,666

Machinery 1.1%
Amada Co. Ltd.(a)	65,000	434,185
Fanuc Ltd.(a)	30,000	2,870,612
Hino Motors Ltd.*(a)	57,000	213,842
Hitachi Construction Machinery Co. Ltd.(a)	19,000	398,346
IHI Corp.*(a)	187,000	287,734
Japan Steel Works Ltd. (The)(a)	56,000	687,983
JTEKT Corp.(a)	25,300	285,775
Kawasaki Heavy Industries Ltd.(a)(b)	245,200	629,757
Komatsu Ltd.(a)	140,000	2,817,183
Kubota Corp.(a)	162,100	1,457,638
Kurita Water Industries Ltd.(a)	16,600	514,016
Minebea Co. Ltd.(a)	67,000	355,734
Mitsubishi Heavy Industries Ltd.(a)	446,200	1,555,770
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	110,000	265,670
NGK Insulators Ltd.(a)	37,000	808,089
NSK Ltd.(a)	66,400	481,429
NTN Corp.(a)	59,600	257,648
SMC Corp.(a)	7,900	953,605
Sumitomo Heavy Industries Ltd.*(a)	88,000	448,697
THK Co. Ltd.(a)	22,200	438,244

		16,161,957

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*(a)	109,000	384,975
Mitsui OSK Lines Ltd.(a)	187,000	1,165,668
Nippon Yusen KK(a)	250,400	864,507

		2,415,150

Media 0.1%
Dentsu, Inc.(a)	24,461	562,973
Fuji Media Holdings, Inc.(a)	74	110,902
Hakuhodo DY Holdings, Inc.(a)	2,450	119,480
Jupiter Telecommunications Co. Ltd.(a)(b)	333	333,026
Toho Co. Ltd.(a)	14,900	246,410

		1,372,791

Metals & Mining 0.7%
Daido Steel Co. Ltd.(a)	58,000	211,461
Dowa Holdings Co. Ltd.(a)	41,190	229,315
Hitachi Metals Ltd.(a)	25,000	241,013
JFE Holdings, Inc.(a)	76,200	2,649,524
Kobe Steel Ltd.*(a)	366,000	655,980
Maruichi Steel Tube Ltd.(a)	5,600	101,299
Mitsubishi Materials Corp.*(a)	147,000	381,417
Mitsui Mining & Smelting Co. Ltd.*(a)	94,100	247,902
Nippon Steel Corp.(a)	765,000	2,773,928
Nisshin Steel Co. Ltd.(a)	107,900	183,068
Sumitomo Metal Industries Ltd.(a)	545,000	1,499,836
Sumitomo Metal Mining Co. Ltd.(a)	86,000	1,196,779
Tokyo Steel Manufacturing Co. Ltd.(a)	11,300	112,003
Yamato Kogyo Co. Ltd.(a)	4,700	147,687

		10,631,212

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(a)	51,278	481,878
J. Front Retailing Co. Ltd.(a)	69,200	329,556
Marui Group Co. Ltd.(a)	24,500	149,544
Takashimaya Co. Ltd.(a)	44,000	319,933

		1,280,911

Office Electronics 0.6%
Brother Industries Ltd.(a)	32,600	351,763
Canon, Inc.(a)	162,000	6,332,267
Konica Minolta Holdings, Inc.(a)	70,400	719,216
Ricoh Co. Ltd.(a)	98,200	1,405,700

		8,808,946

Oil, Gas & Consumable Fuels 0.2%
Cosmo Oil Co. Ltd.(a)	81,000	175,859
Idemitsu Kosan Co. Ltd.(a)	3,900	249,417
INPEX Corp.(a)	121	885,400
Japan Petroleum Exploration Co.(a)	5,100	239,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Oil, Gas & Consumable Fuels (continued)
Nippon Mining Holdings, Inc.(a)	127,900	$550,764
Nippon Oil Corp.(a)	207,400	969,132
Showa Shell Sekiyu KK(a)	22,500	177,364
TonenGeneral Sekiyu KK(a)	41,000	340,216

		3,587,527

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(a)	11,537	301,209
OJI Paper Co. Ltd.(a)	136,000	570,884

		872,093

Personal Products 0.1%
Shiseido Co. Ltd.(a)	57,700	1,181,719

Pharmaceuticals 1.1%
Astellas Pharma, Inc.(a)	66,900	2,467,387
Chugai Pharmaceutical Co. Ltd.(a)	33,000	589,224
Daiichi Sankyo Co. Ltd.(a)	99,500	2,067,818
Dainippon Sumitomo Pharma Co. Ltd.(a)	23,000	244,777
Eisai Co. Ltd.(a)	37,200	1,383,091
Hisamitsu Pharmaceutical Co., Inc.(a)	10,100	363,290
Kyowa Hakko Kirin Co. Ltd.(a)	41,000	427,270
Mitsubishi Tanabe Pharma Corp.(a)	38,000	538,322
Ono Pharmaceutical Co. Ltd.(a)	12,700	565,119
Santen Pharmaceutical Co. Ltd.(a)	10,900	343,066
Shionogi & Co. Ltd.(a)	50,400	1,038,666
Taisho Pharmaceutical Co. Ltd.(a)	18,900	329,316
Takeda Pharmaceutical Co. Ltd.(a)	116,600	5,114,753
Tsumura & Co.(a)	8,900	281,605

		15,753,704

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.(a)(b)	114	217,165
Japan Real Estate Investment Corp.(a)	67	557,656
Japan Retail Fund Investment Corp.(a)	52	241,257
Nippon Building Fund, Inc.(a)	78	686,717
Nomura Real Estate Office Fund, Inc.(a)	55	316,178

		2,018,973

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.(a)	9,700	175,978
Daito Trust Construction Co. Ltd.(a)	11,500	545,469
Daiwa House Industry Co. Ltd.(a)	75,000	788,695
Mitsubishi Estate Co. Ltd.(a)	173,600	2,810,467
Mitsui Fudosan Co. Ltd.(a)	130,700	2,198,138
Nomura Real Estate Holdings, Inc.(a)	11,600	173,227
NTT Urban Development Corp.(a)	130	94,928
Sumitomo Realty & Development Co. Ltd.(a)	61,000	1,080,915
Tokyo Tatemono Co. Ltd.(a)	73,000	288,865
Tokyu Land Corp.(a)	58,000	218,744

		8,375,426

Road & Rail 0.7%
Central Japan Railway Co.(a)	222	1,631,545
East Japan Railway Co.(a)	49,990	3,356,222
Keihin Electric Express Railway Co. Ltd.(a)	63,000	484,766
Keio Corp.(a)	86,400	544,637
Keisei Electric Railway Co. Ltd.(a)	54,000	296,012
Kintetsu Corp.(a)	239,500	827,523
Nippon Express Co. Ltd.(a)	125,500	525,989
Odakyu Electric Railway Co. Ltd.(a)	103,100	836,878
Tobu Railway Co. Ltd.(a)	120,000	643,967
Tokyu Corp.(a)	167,900	680,826
West Japan Railway Co.(a)	245	844,615

		10,672,980

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.(a)	27,000	674,229
Elpida Memory, Inc.*(a)	30,300	534,869
Rohm Co. Ltd.(a)	14,500	977,022
Shinko Electric Industries Co. Ltd.(a)	10,000	134,577
Sumco Corp.*(a)	17,100	294,276
Tokyo Electron Ltd.(a)	27,100	1,646,270

		4,261,243

Software 0.4%
Konami Corp.(a)	13,700	225,259
Nintendo Co. Ltd.(a)	15,300	4,265,675
Oracle Corp. Japan(a)(b)	4,600	198,134
Square Enix Holdings Co. Ltd.(a)	7,300	145,836
Trend Micro, Inc.*(a)	15,500	577,761

		5,412,665

Specialty Retail 0.2%
ABC-Mart, Inc.(a)	3,000	92,427
Fast Retailing Co. Ltd.(a)	7,700	1,282,671
Nitori Co. Ltd.(a)	6,850	516,687
Shimamura Co. Ltd.(a)	3,000	262,523
USS Co. Ltd.(a)	5,000	303,610
Yamada Denki Co. Ltd.(a)	12,680	815,309

		3,273,227

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.(a)	19,000	187,646
Nisshinbo Holdings, Inc.(a)	19,100	165,897

		353,543

Tobacco 0.2%
Japan Tobacco, Inc.(a)	662	2,388,922

Trading Companies & Distributors 1.0%
ITOCHU Corp.(a)	239,000	1,865,766
Marubeni Corp.(a)	265,000	1,538,952
Mitsubishi Corp.(a)	194,000	4,691,158
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
JAPAN (continued)
Trading Companies & Distributors (continued)
Mitsui & Co. Ltd.(a)	256,000	$3,765,363
Sojitz Corp.(a)	171,267	314,935
Sumitomo Corp.(a)	165,800	1,866,444
Toyota Tsusho Corp.(a)	31,500	477,933

		14,520,551

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.(a)	33,000	248,049
Mitsubishi Logistics Corp.(a)	23,400	256,437

		504,486

Wireless Telecommunication Services 0.6%
KDDI Corp.(a)	430	2,266,641
NTT DoCoMo, Inc.(a)	2,385	3,570,123
Softbank Corp.(a)	112,900	2,870,568

		8,707,332

		327,564,185

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.(a)	14,452	998,800

LUXEMBOURG 0.6%
Energy Equipment & Services 0.1%
Tenaris SA(a)	71,193	1,584,344

Media 0.1%
SES (a)	42,678	936,116

Metals & Mining 0.3%
ArcelorMittal(a)	130,266	5,042,967

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA(a)	12,252	876,863

		8,440,290

MACAU 0.0%
Hotels, Restaurants & Leisure 0.0%
Sands China Ltd.*(a)	303,900	429,784

MEXICO 0.0%
Metals & Mining 0.0%
Fresnillo PLC(a)	26,109	277,667

NETHERLANDS 4.6%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV(a)	61,428	1,200,577

Air Freight & Logistics 0.1%
TNT NV(a)	59,467	1,707,197

Beverages 0.2%
Heineken Holding NV(a)	18,745	788,224
Heineken NV(a)	36,940	1,822,552

		2,610,776

Chemicals 0.2%
Akzo Nobel NV(a)	34,932	2,079,389
Koninklijke DSM NV(a)	25,329	1,180,530

		3,259,919

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV(a)	8,409	295,219

Construction Materials 0.0%
James Hardie Industries NV*(a)	63,452	414,601

Diversified Financial Services 0.4%
ING Groep NV CVA*(a)	545,565	5,109,016

Diversified Telecommunication Services 0.3%
Koninklijke (Royal) KPN NV(a)	257,807	4,268,901

Energy Equipment & Services 0.1%
Fugro NV CVA(a)	9,649	572,238
SBM Offshore NV(a)	22,600	441,082

		1,013,320

Food & Staples Retailing 0.2%
Koninklijke Ahold NV(a)	189,090	2,376,073

Food Products 0.5%
Unilever NV CVA(a)	245,402	7,514,226

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV(a)	150,876	4,556,176

Insurance 0.1%
Aegon NV*(a)	236,632	1,414,006

Life Sciences Tools & Services 0.1%
QIAGEN NV*(a)	36,396	795,754

Media 0.1%
Reed Elsevier NV(a)	109,118	1,317,719
Wolters Kluwer NV(a)	39,620	826,988

		2,144,707

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B(a)	404,110	10,749,878
Royal Dutch Shell PLC, Class A(a)	532,697	14,723,572

		25,473,450

Professional Services 0.1%
Randstad Holding NV*(a)	15,466	742,253

Real Estate Investment Trusts (REITs) 0.0%
Corio NV(a)	7,486	459,495

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV(a)	68,349	2,146,581

Transportation Infrastructure 0.0%
Koninklijke Vopak NV*(a)	3,541	265,230

		67,767,477
     The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

12

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.(a)	90,609	$503,419

Diversified Telecommunication Services 0.0%
Telecom Corp of New Zealand Ltd.(a)	278,776	465,323

Electric Utilities 0.0%
Contact Energy Ltd.*(a)	33,428	135,658

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.(a)	106,546	246,339

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.(a)	125,454	167,750

		1,518,489

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA(a)	30,364	1,267,694

Commercial Banks 0.1%
DnB NOR ASA*(a)	135,041	1,524,951

Diversified Telecommunication Services 0.1%
Telenor ASA*(a)	126,654	1,646,083

Electrical Equipment 0.0%
Renewable Energy Corp. ASA*(a)(b)	51,775	300,243

Energy Equipment & Services 0.1%
Seadrill Ltd.(a)	45,858	1,040,572

Industrial Conglomerates 0.1%
Orkla ASA(a)	116,362	1,049,343

Metals & Mining 0.0%
Norsk Hydro ASA*(a)	104,068	754,743

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA(a)	172,741	3,876,567

		11,460,196

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R(a)	312,775	337,944
Banco Espirito Santo SA(a)	85,089	495,189

		833,133

Construction Materials 0.0%
Cimpor Cimentos de Portugal SGPS SA(a)	41,410	348,974

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA(a)	85,775	885,178

Electric Utilities 0.1%
EDP — Energias de Portugal SA(a)	261,849	1,037,915

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS SA(a)	33,211	318,658

Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, Class B(a)	23,256	370,844

Transportation Infrastructure 0.0%
Brisa Auto-Estradas de Portugal SA(a)	36,281	344,348

		4,139,050
SINGAPORE 1.4%
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.(a)	232,000	506,759

Airlines 0.1%
Singapore Airlines Ltd.(a)	80,613	788,647

Commercial Banks 0.5%
DBS Group Holdings Ltd.(a)	258,050	2,599,917
Oversea-Chinese Banking Corp. Ltd.(a)	376,600	2,179,907
United Overseas Bank Ltd.(a)	183,500	2,352,154

		7,131,978

Distributors 0.0%
Jardine Cycle & Carriage Ltd.(a)	18,604	332,571

Diversified Financial Services 0.1%
Singapore Exchange Ltd.(a)	124,900	704,476

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.(a)	1,201,003	2,559,437

Food & Staples Retailing 0.0%
Olam International Ltd.(a)(b)	180,500	304,485

Food Products 0.1%
Golden Agri-Resources Ltd.*(a)	1,044,771	384,039
Wilmar International Ltd.(a)(b)	192,158	896,481

		1,280,520

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.(a)	167,369	492,206
Keppel Corp. Ltd.(a)	192,000	1,134,441
SembCorp Industries Ltd.(a)	138,243	344,481

		1,971,128

Machinery 0.0%
Cosco Corp. Singapore Ltd.(a)(b)	119,066	105,694
SembCorp Marine Ltd.(a)	151,200	353,421

		459,115

Marine 0.0%
Neptune Orient Lines Ltd.(a)	89,649	109,409

Media 0.0%
Singapore Press Holdings Ltd.(a)	239,500	627,819

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(a)	175,306	238,842
CapitaMall Trust(a)	335,800	401,263

		640,105

Real Estate Management & Development 0.2%
CapitaLand Ltd.(a)	387,345	1,053,037
CapitaMalls Asia Ltd.*	203,800	334,776
City Developments Ltd.(a)	75,099	569,137
UOL Group Ltd.(a)	110,120	291,822

		2,248,772

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.(a)	280,620	316,240

Wireless Telecommunication Services 0.0%
StarHub Ltd.(a)	138,181	212,781

		20,194,242

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

13

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
SPAIN 4.3%
Airlines 0.0%
Iberia Lineas Aereas de Espana*(a)	71,773	$217,933

Biotechnology 0.0%
Grifols SA(a)(b)	17,268	263,226

Commercial Banks 1.9%
Banco Bilbao Vizcaya Argentaria SA(a)	545,700	8,318,414
Banco de Sabadell SA(a)(b)	135,614	722,850
Banco de Valencia SA(a)(b)	28,456	216,001
Banco Popular Espanol SA(a)	143,933	1,090,729
Banco Santander SA(a)(b)	1,231,850	17,591,988
Bankinter SA(a)	47,862	427,247

		28,367,229

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA(a)(b)	22,600	1,066,622
Ferrovial SA(a)	63,758	665,062
Fomento de Construcciones y Contratas SA(a)(b)	5,751	221,247
Sacyr Vallehermoso SA*(a)(b)	13,066	135,990

		2,088,921

Diversified Financial Services 0.1%
Criteria Caixacorp SA(a)	143,853	651,510

Diversified Telecommunication Services 1.1%
Telefonica SA(a)	642,830	15,399,339

Electric Utilities 0.4%
Acciona SA(a)	3,829	461,527
Iberdrola SA(a)	568,188	4,837,488
Red Electrica Corp. SA(a)	16,306	817,473

		6,116,488

Electrical Equipment 0.0%
Gamesa Corp. Tecnologica SA(a)	26,325	382,072

Gas Utilities 0.1%
Enagas(a)	24,868	515,484
Gas Natural SDG SA(a)	33,732	669,986

		1,185,470

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*(a)	37,892	326,568
Iberdrola Renovables SA(a)	127,285	563,874

		890,442

Information Technology Services 0.0%
Indra Sistemas SA(a)	14,845	322,225

Insurance 0.0%
Mapfre SA(a)(b)	110,277	434,831

Machinery 0.0%
Zardoya Otis SA(a)	19,618	364,103

Media 0.0%
Gestevision Telecinco SA(a)	14,857	211,846

Metals & Mining 0.0%
Acerinox SA(a)(b)	21,083	396,718

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA(a)	114,906	2,714,568

Specialty Retail 0.1%
Industria de Diseno Textil SA(a)	33,164	2,087,557

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(a)	42,420	859,144

		62,953,622
SWEDEN 2.4%
Building Products 0.1%
Assa Abloy AB, Class B(a)	45,448	784,194

Commercial Banks 0.6%
Nordea Bank AB(a)	473,335	4,341,125
Skandinaviska Enskilda Banken AB, Class A*(a)	239,872	1,420,614
Svenska Handelsbanken AB, Class A(a)	70,982	1,849,543
Swedbank AB*(a)	97,600	839,793

		8,451,075

Commercial Services & Supplies 0.0%
Securitas AB, Class B(a)	45,885	444,407

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B(a)	458,124	4,439,638

Construction & Engineering 0.1%
Skanska AB, Class B(a)	58,256	901,448

Diversified Financial Services 0.1%
Investor AB, Class B(a)	66,600	1,172,402

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B(a)	44,899	632,534
TeliaSonera AB(a)	317,999	2,139,057

		2,771,591

Health Care Equipment & Supplies 0.0%
Getinge AB, Class B(a)	29,071	622,307

Household Durables 0.1%
Electrolux AB*(a)	39,249	924,664
Husqvarna AB, Class B*(a)	61,391	417,739

		1,342,403

Machinery 0.5%
Alfa Laval AB(a)	46,689	633,871
Atlas Copco AB, Class A(a)	97,392	1,320,371
Atlas Copco AB, Class B(a)	63,671	767,484
Sandvik AB(a)	146,649	1,593,503
Scania AB, Class B(a)	46,407	570,153
SKF AB, Class B(a)	63,086	974,702
Volvo AB, Class A(a)	65,399	548,611
Volvo AB, Class B(a)	157,406	1,325,839

		7,734,534

Metals & Mining 0.0%
SSAB, Class A(a)	29,918	483,569
Ssab Svenskt Stal AG(a)	8,917	131,991

		615,560

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*(a)	32,091	243,865

Paper & Forest Products 0.1%
Holmen AB, Class B(a)	7,619	182,394
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

14

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
SWEDEN (continued)
Svenska Cellulosa AB, Class B(a)	86,469	$1,164,958

		1,347,352

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B(a)	75,515	4,443,885

Tobacco 0.0%
Swedish Match AB(a)	37,428	783,736

		36,098,397

SWITZERLAND 8.0%
Biotechnology 0.0%
Actelion Ltd.*(a)	15,078	797,732

Building Products 0.1%
Geberit AG(a)	6,159	1,083,974

Capital Markets 1.1%
Credit Suisse Group AG(a)	171,496	7,418,427
GAM Holding Ltd.(a)	31,816	364,215
Julius Baer Group Ltd.(a)	31,816	1,057,634
UBS AG*(a)	537,236	7,006,628

		15,846,904

Chemicals 0.3%
Givaudan SA(a)	1,103	899,127
Syngenta AG(a)	14,713	3,765,174

		4,664,301

Computers & Peripherals 0.0%
Logitech International SA*(a)	27,443	463,554

Construction Materials 0.2%
Holcim Ltd.*(a)	37,291	2,553,530

Diversified Financial Services 0.0%
Pargesa Holding SA(a)	4,636	388,649

Diversified Telecommunication Services 0.1%
Swisscom AG(a)	3,625	1,321,278

Electric Utilities 0.0%
BKW FMB Energie AG(a)	1,904	144,811

Electrical Equipment 0.4%
ABB Ltd.*(a)	334,625	6,057,991

Food Products 1.8%
Aryzta AG(a)(b)	13,844	546,789
Lindt & Spruengli AG(a)	100	215,625
Lindt & Spruengli AG, REG(a)(b)	16	395,191
Nestle SA(a)	529,879	25,117,180

		26,274,785

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG(a)	18,741	551,246
Sonova Holding AG (a)	6,990	865,150
Straumann Holding AG(a)	1,000	265,258

		1,681,654

Insurance 0.6%
Baloise Holding AG(a)	7,537	624,894
Swiss Life Holding AG*(a)	4,495	565,418
Swiss Reinsurance Co. Ltd.(a)	52,714	2,278,819
Zurich Financial Services AG(a)	22,817	4,851,172

		8,320,303

Life Sciences Tools & Services 0.0%
Lonza Group AG(a)	6,934	493,113

Machinery 0.1%
Schindler Holding AG(a)	11,989	890,411

Marine 0.0%
Kuehne + Nagel International AG(a)	8,140	784,573

Metals & Mining 0.3%
Xstrata PLC*(a)	282,636	4,586,153

Pharmaceuticals 2.4%
Novartis AG(a)	323,647	17,319,938
Roche Holding AG(a)	106,668	17,895,795

		35,215,733

Professional Services 0.1%
Adecco SA(a)	20,429	1,100,732
SGS SA(a)	765	983,643

		2,084,375

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	102,946	843,054

Textiles, Apparel & Luxury Goods 0.3%
Compagnie Financiere Richemont SA(a)	82,170	2,783,171
Swatch Group AG (The) BR(a)	4,650	1,215,558
Swatch Group AG (The) REG(a)	6,449	324,324

		4,323,053

		118,819,931

UNITED KINGDOM 19.0%
Aerospace & Defense 0.4%
BAE Systems PLC(a)	550,859	3,089,438
Cobham PLC(a)	167,466	619,646
Rolls-Royce Group PLC*(a)	274,276	2,089,851

		5,798,935

Airlines 0.0%
British Airways PLC*(a)(b)	82,024	267,409

Beverages 0.7%
Diageo PLC(a)	372,387	6,259,135
SABMiller PLC(a)	143,520	3,902,946

		10,162,081

Capital Markets 0.2%
3I Group PLC(a)	155,338	651,542
ICAP PLC(a)	76,023	446,715
Investec PLC(a)	54,626	369,015
Man Group PLC(a)	276,429	1,036,014
Schroders PLC(a)	14,441	285,388

		2,788,674

Chemicals 0.1%
Johnson Matthey PLC(a)	33,945	789,160

Commercial Banks 3.3%
Barclays PLC(a)	1,739,162	7,433,196
HSBC Holdings PLC(a)	2,628,782	28,142,597
Lloyds Banking Group PLC*(a)	5,659,236	4,549,695
Royal Bank of Scotland Group PLC*(a)	2,476,485	1,258,273
Standard Chartered PLC(a)	301,126	6,936,052

		48,319,813

Commercial Services & Supplies 0.1%
G4S PLC(a)	185,050	743,041
Serco Group PLC(a)	71,383	567,414

		1,310,455

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED KINGDOM (continued)
Construction & Engineering 0.0%
Balfour Beatty PLC(a)	102,981	$437,490

Containers & Packaging 0.0%
Rexam PLC(a)	128,431	611,498

Diversified Financial Services 0.0%
London Stock Exchange Group PLC(a)	21,555	219,113

Diversified Telecommunication Services 0.3%
BT Group PLC, Class A(a)	1,211,471	2,643,878
Cable & Wireless PLC(a)	371,694	840,414
Inmarsat PLC(a)	56,637	614,971

		4,099,263

Electric Utilities 0.2%
Scottish & Southern Energy PLC(a)	134,824	2,512,787

Energy Equipment & Services 0.1%
Amec PLC(a)	54,185	653,008
Petrofac Ltd.(a)	25,628	392,702

		1,045,710

Food & Staples Retailing 0.7%
J Sainsbury PLC(a)	170,226	875,498
Tesco PLC(a)	1,193,500	8,077,403
WM Morrison Supermarkets PLC(a)	339,046	1,559,868

		10,512,769

Food Products 0.6%
Associated British Foods PLC(a)	60,359	847,958
Cadbury PLC(a)(b)	205,881	2,721,744
Unilever PLC(a)	192,758	5,861,584

		9,431,286

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC(a)	133,622	1,344,238

Hotels, Restaurants & Leisure 0.3%
Carnival PLC*(a)	26,989	970,303
Compass Group PLC(a)	288,853	1,966,522
Intercontinental Hotels Group PLC(a)	37,541	536,887
Thomas Cook Group PLC(a)	102,929	371,647
Tui Travel PLC(a)	81,883	337,767
Whitbread PLC(a)	25,542	571,169

		4,754,295

Household Products 0.3%
Reckitt Benckiser Group PLC(a)	93,383	4,840,952

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC(a)	55,054	360,195
International Power PLC(a)	245,778	1,254,805

		1,615,000

Industrial Conglomerates 0.1%
Smiths Group PLC(a)	56,989	904,555
Tomkins PLC(a)	132,879	397,612

		1,302,167

Insurance 0.8%
Admiral Group PLC(a)	24,949	449,211
Aviva PLC(a)	418,915	2,565,538
Legal & General Group PLC(a)	858,608	1,031,385
Old Mutual PLC*(a)	772,743	1,273,996
Prudential PLC(a)	384,400	3,520,612
Resolution Ltd.*(a)	327,076	417,050
RSA Insurance Group PLC(a)	488,085	998,021
Standard Life PLC(a)	324,155	1,008,713

		11,264,526

Internet & Catalog Retail 0.0%
Home Retail Group PLC(a)	153,371	622,745

Machinery 0.0%
Invensys PLC(a)	117,422	574,194

Media 0.5%
British Sky Broadcasting Group PLC(a)	166,134	1,406,895
Pearson PLC(a)	126,479	1,791,056
Reed Elsevier PLC(a)	190,829	1,518,978
WPP PLC(a)	196,589	1,814,024

		6,530,953

Metals & Mining 2.1%
Anglo American PLC*(a)	198,115	7,269,047
Antofagasta PLC(a)	65,052	902,994
BHP Billiton PLC(a)	336,526	9,872,080
Eurasian Natural Resources Corp.(a)	37,171	533,838
Kazakhmys PLC*(a)	31,349	601,763
Lonmin PLC*(a)	22,443	642,005
Rio Tinto PLC(a)	205,259	10,009,482
Vedanta Resources PLC(a)(b)	22,477	862,150

		30,693,359

Multiline Retail 0.2%
Marks & Spencer Group PLC(a)	254,722	1,410,279
Next PLC(a)	32,767	1,021,772

		2,432,051

Multi-Utilities 0.5%
Centrica PLC(a)	785,660	3,372,866
National Grid PLC (a)	362,868	3,644,552
United Utilities Group PLC(a)	114,075	972,936

		7,990,354

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC(a)	512,825	9,427,676
BP PLC(a)	2,842,278	26,518,577
Cairn Energy PLC*(a)	224,790	1,158,622
Tullow Oil PLC(a)	117,412	2,150,627

		39,255,502

Pharmaceuticals 1.7%
AstraZeneca PLC(a)	220,867	10,251,859
GlaxoSmithKline PLC(a)	780,419	15,188,564

		25,440,423

Professional Services 0.1%
Capita Group PLC (The)(a)	91,114	1,048,603

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC(a)	136,948	950,274
Hammerson PLC(a)	101,892	612,180
Land Securities Group PLC(a)	120,427	1,222,322
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED KINGDOM (continued)
Real Estate Investment Trusts (REITs) (continued)
Liberty International PLC(a)	65,588	$474,472
Segro PLC(a)	106,329	528,148

		3,787,396

Road & Rail 0.0%
Firstgroup PLC(a)	72,664	425,960

Software 0.1%
Autonomy Corp. PLC*(a)	31,364	776,944
Sage Group PLC (The)(a)	205,843	774,276

		1,551,220

Specialty Retail 0.1%
Carphone Warehouse Group PLC(a)	53,270	161,648
Kingfisher PLC(a)	378,104	1,273,630

		1,435,278

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC(a)	63,436	619,235

Tobacco 1.0%
British American Tobacco PLC(a)	299,224	9,890,803
Imperial Tobacco Group PLC(a)	156,482	5,046,202

		14,937,005

Trading Companies & Distributors 0.1%
Bunzl PLC(a)	47,925	476,221
Wolseley PLC*(a)	45,182	994,044

		1,470,265

Water Utilities 0.0%
Severn Trent PLC(a)	34,630	620,363

Wireless Telecommunication Services 1.2%
Vodafone Group PLC(a)	7,963,613	17,013,540

		279,876,067

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.(a)	8,950	1,139,342

Total Common Stocks (cost $1,561,697,039)		1,464,270,090

Preferred Stocks 0.3%

		Market
	Shares	Value
GERMANY 0.3%
Automobiles 0.1%
Bayerische Motoren Werke AG(a)	8,063	252,788
Porsche Automobil Holding SE(a)	13,193	747,114
Volkswagen AG (a)	15,868	1,284,998

		2,284,900

Health Care Equipment & Supplies 0.1%
Fresenius SE (a)	12,148	827,186

Household Products 0.1%
Henkel AG & Co. KGaA (a)	26,862	1,369,825

Multi-Utilities 0.0%
RWE AG (a)	6,674	538,606

Total Preferred Stocks (cost $5,318,613)		5,020,517

Rights 0.0%

	Number of	Market
	Rights	Value
AUSTRALIA 0.0%
0.0%
Woodside Petroleum Ltd.
2/11/2010*(a)	6,083	15,606

NEW ZEALAND 0.0%
0.0%
Auckland International 2/25/2010*(a)	7,840	0

Total Rights (cost $–)		15,606

Warrants 0.0%

	Number of	Market
	Warrants	Value
FRANCE 0.0%
Equity 0.0%
Fonciere Des Regions 12/31/2010*(a)	3,512	2,727

ITALY 0.0%
Capital Markets 0.0%
Mediobanca SpA 3/18/2011*(a)	71,477	11,545

Equity 0.0%
UBI Banca SCPA 6/30/2011*(a)	107,687	6,495

		18,040

Total Warrants (cost $–)		20,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
Mutual Fund 0.2%

		Market
	Shares	Value
Money Market Fund 0.2%
Invesco AIM Liquid Assets Portfolio, 0.15% (c)	2,369,545	$2,369,545
Total Mutual Fund (cost $2,369,545)		2,369,545
Repurchase Agreement 3.3%

	Principal	Market
	Amount	Value
Morgan Stanley,0.12%, dated 01/29/2010, due 02/01/2010, repurchase price $48,802,672, collateralized by U.S. Government Agency Securities ranging from 4.0%- 6.5%, maturing 02/01/2016- 11/01/2039; total market value $51,457,840. (d)	$48,802,184	48,802,184

Total Repurchase Agreement (cost $48,802,184)		48,802,184

Total Investments (cost $1,618,187,381) (e) — 103.0%		1,520,498,709

Liabilities in excess of other assets — (3.0)%		(44,632,764)

NET ASSETS — 100.0%		$1,475,865,945

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $46,528,797.

(c)	Represents 7-day effective yield as of January 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of January 31, 2010 was $48,802,184.

(e)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,631,379,401, tax unrealized appreciation and depreciation were $163,578,757 and $(274,459,449), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
BR	Bearer Shares
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	Sweden
SGPS	Holding Enterprise
SP	Spain
SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide International Index Fund
At January 31, 2010, the Fund’s open futures contracts were as follows:

Number of			Notional Value	Unrealized
Contracts	Long Contracts	Expiration	Covered by Contracts	Depreciation

22	DJ Euro STOXX 50	03/19/10	$881,698	$(71,409)
28	FTSE 100 Index	03/19/10	2,329,186	(108,360)
58	OMX30 Index	02/19/10	767,987	(15,255)
10	SPI 200 Index	03/18/10	1,032,933	(64,227)
16	Topix Index	03/11/10	1,558,130	(68,759)

			$6,569,934	$(328,010)

At January 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	2/19/10	(80,000)	$(129,393)	$(127,866)	$1,527
British Pound	2/19/10	(500,000)	(806,284)	(799,165)	7,119
British Pound	2/19/10	(500,000)	(808,067)	(799,165)	8,902
Euro	2/19/10	(700,000)	(982,663)	(970,510)	12,153
Euro	2/19/10	(1,325,000)	(1,857,418)	(1,837,037)	20,381
Japanese Yen	2/19/10	(100,000,000)	(1,110,566)	(1,107,906)	2,660
Japanese Yen	2/19/10	(15,000,000)	(164,794)	(166,186)	(1,392)
Japanese Yen	2/19/10	(10,000,000)	(111,203)	(110,791)	412
Japanese Yen	2/19/10	(165,000,000)	(1,824,091)	(1,828,044)	(3,953)

Total Short Contracts			$(7,794,479)	$(7,746,670)	$47,809

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
British Pound	2/19/10	2,050,000	$3,279,334	$3,276,577	$(2,757)
Euro	2/19/10	1,880,000	2,705,885	2,606,513	(99,372)
Euro	2/19/10	635,000	922,282	880,392	(41,890)
Japanese Yen	2/19/10	320,000,000	3,498,036	3,545,297	47,261

Total Long Contracts			$10,405,537	$10,308,779	$(96,758)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$–	$1,464,270,090	$–	$1,464,270,090
Forward Currency Contracts	–	100,415	–	100,415
Mutual Fund	2,369,545	–	–	2,369,545
Preferred Stocks	–	5,020,517	–	5,020,517
Repurchase Agreement	–	48,802,184	–	48,802,184
Rights	–	15,606	–	15,606
Warrants	–	20,767	–	20,767

Total Assets	2,369,545	1,518,229,579	–	1,520,599,124

Liabilities:
Forward Currency Contracts	–	(149,364)	–	(149,364)
Futures Contracts	(328,010)	–	–	(328,010)

Total Liabilities	(328,010)	(149,364)	–	(477,374)

Total	$2,041,535	$1,518,080,215	$–	$1,520,121,750

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Right
Balance as of 10/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 01/31/10	$—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide International Index Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of January 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Foreign exchange contracts	$100,415
Equity contracts	—

Total	$100,415

Liabilities:
Foreign exchange contracts	$(149,364)
Equity contracts	(328,010)

Total	$(477,374)

-	Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi- annual report.

21

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks 99.3%

		Market
	Shares	Value
Aerospace & Defense 0.6%
Alliant Techsystems, Inc.*	29,500	$2,329,615
BE Aerospace, Inc.*	86,944	1,950,154

		4,279,769

Airlines 0.3%
AirTran Holdings, Inc.*	124,060	597,969
Alaska Air Group, Inc.*	30,200	946,468
JetBlue Airways Corp.*	186,525	921,434

		2,465,871

Auto Components 0.8%
BorgWarner, Inc.*	103,140	3,619,183
Gentex Corp.	118,380	2,269,344

		5,888,527

Automobiles 0.1%
Thor Industries, Inc.	30,500	968,375

Beverages 0.5%
Hansen Natural Corp.*	62,300	2,395,435
PepsiAmericas, Inc.	50,100	1,455,405

		3,850,840

Biotechnology 1.4%
OSI Pharmaceuticals, Inc.*	51,900	1,776,018
United Therapeutics Corp.*	42,200	2,513,854
Vertex Pharmaceuticals, Inc.*	168,190	6,458,496

		10,748,368

Building Products 0.2%
Lennox International, Inc.	41,300	1,578,486

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	36,681	2,221,768
Apollo Investment Corp.	149,306	1,537,852
Eaton Vance Corp.	100,900	2,906,929
Jefferies Group, Inc.*	104,400	2,666,376
Raymond James Financial, Inc.	84,880	2,148,313
SEI Investments Co.	111,680	1,977,853
Waddell & Reed Financial, Inc., Class A	73,800	2,312,154

		15,771,245

Chemicals 3.2%
Albemarle Corp.	78,600	2,807,592
Ashland, Inc.	65,700	2,654,937
Cabot Corp.	56,100	1,446,258
Cytec Industries, Inc.	41,600	1,552,096
Lubrizol Corp.	60,280	4,442,033
Minerals Technologies, Inc.	16,640	795,392
Olin Corp.	67,260	1,109,790
RPM International, Inc.	110,800	2,071,960
Scotts Miracle-Gro Co. (The), Class A	38,420	1,525,274
Sensient Technologies Corp.	42,880	1,112,736
Terra Industries, Inc.	86,850	2,744,460
Valspar Corp.	86,700	2,295,816

		24,558,344

Commercial Banks 3.6%
Associated Banc-Corp.	148,621	1,890,459
BancorpSouth, Inc.	63,000	1,441,440
Bank of Hawaii Corp.	41,100	1,869,228
Cathay General Bancorp	50,300	481,874
City National Corp.	39,000	1,926,210
Commerce Bancshares, Inc.	62,089	2,457,483
Cullen/Frost Bankers, Inc.	51,330	2,634,256
FirstMerit Corp.	77,517	1,588,323
Fulton Financial Corp.	154,400	1,426,656
International Bancshares Corp.	44,600	929,464
PacWest Bancorp	23,940	496,755
SVB Financial Group*	36,799	1,596,709
Synovus Financial Corp.	432,600	1,193,976
TCF Financial Corp.	101,500	1,485,960
Trustmark Corp.	47,000	1,071,600
Valley National Bancorp(a)	125,170	1,721,087
Webster Financial Corp.	62,600	968,422
Westamerica Bancorp.	25,020	1,390,611
Wilmington Trust Corp.	59,600	781,952

		27,352,465

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	39,780	930,056
Clean Harbors, Inc.*	19,600	1,122,296
Copart, Inc.*	57,000	1,924,320
Corrections Corp of America*	98,930	1,850,980
Deluxe Corp.	46,073	857,419
Herman Miller, Inc.	47,800	807,342
HNI Corp.(a)	39,470	987,540
Mine Safety Appliances Co.	26,400	635,976
Rollins, Inc.	34,747	683,821
Waste Connections, Inc.*	68,800	2,213,296

		12,013,046

Communications Equipment 2.0%
3Com Corp.*	337,305	2,512,922
ADC Telecommunications, Inc.*	83,025	440,863
ADTRAN, Inc.	51,159	1,084,571
Ciena Corp.*	82,800	1,055,700
CommScope, Inc.*	80,509	2,190,650
F5 Networks, Inc.*	69,224	3,421,742
Palm, Inc.*(a)	147,200	1,529,408
Plantronics, Inc.	43,400	1,146,628
Polycom, Inc.*	74,102	1,662,108

		15,044,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi- annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Computers & Peripherals 0.4%
Diebold, Inc.	56,933	$1,512,710
NCR Corp.*	142,060	1,700,458

		3,213,168

Construction & Engineering 1.5%
Aecom Technology Corp.*	96,600	2,605,302
Granite Construction, Inc.	28,960	894,285
KBR, Inc.	137,810	2,581,181
Shaw Group, Inc. (The)*	74,365	2,401,246
URS Corp.*	73,200	3,285,216

		11,767,230

Construction Materials 0.4%
Martin Marietta Materials, Inc.	39,664	3,140,596

Consumer Finance 0.2%
AmeriCredit Corp.*	82,420	1,728,347

Containers & Packaging 1.4%
AptarGroup, Inc.	59,700	2,118,156
Greif, Inc., Class A	29,400	1,421,784
Packaging Corp. of America	88,460	1,949,658
Silgan Holdings, Inc.	23,400	1,213,290
Sonoco Products Co.	85,800	2,381,808
Temple-Inland, Inc.	95,510	1,659,009

		10,743,705

Distributors 0.3%
LKQ Corp.*	123,300	2,311,875

Diversified Consumer Services 1.8%
Brink’s Home Security Holdings, Inc.*	38,580	1,581,780
Career Education Corp.*	62,749	1,364,791
Corinthian Colleges, Inc.*	79,280	1,109,920
ITT Educational Services, Inc.*	27,540	2,667,800
Matthews International Corp., Class A	27,210	921,058
Regis Corp.	48,720	776,110
Service Corp. International	222,400	1,705,808
Sotheby’s	57,500	1,336,300
Strayer Education, Inc.(a)	12,540	2,605,561

		14,069,128

Diversified Financial Services 0.3%
MSCI, Inc., Class A*	88,700	2,621,972

Diversified Telecommunication Services 0.3%
Cincinnati Bell, Inc.*	179,700	522,927
TW Telecom, Inc.*	127,100	1,958,611

		2,481,538

Electric Utilities 1.9%
Cleco Corp.	54,100	1,402,272
DPL, Inc.	102,257	2,744,578
Great Plains Energy, Inc.	115,458	2,062,080
Hawaiian Electric Industries, Inc.	78,600	1,554,708
IDACORP, Inc.	40,600	1,272,810
NV Energy, Inc.	210,020	2,419,430
PNM Resources, Inc.	74,450	865,853
Westar Energy, Inc.	93,450	1,993,289

		14,315,020

Electrical Equipment 1.3%
Ametek, Inc.	94,150	3,430,826
Hubbell, Inc., Class B	50,200	2,161,612
Regal-Beloit Corp.	31,000	1,469,400
Thomas & Betts Corp.*	45,448	1,534,324
Woodward Governor Co.	48,400	1,230,812

		9,826,974

Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	102,833	2,701,423
Avnet, Inc.*	131,978	3,489,498
Ingram Micro, Inc., Class A*	140,100	2,367,690
Itron, Inc.*	34,400	2,116,976
National Instruments Corp.	49,130	1,443,931
Tech Data Corp.*	45,543	1,855,877
Trimble Navigation Ltd.*	104,900	2,401,161
Vishay Intertechnology, Inc.*	165,030	1,244,326

		17,620,882

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	50,600	1,696,112
Exterran Holdings, Inc.*	53,685	1,088,732
Helix Energy Solutions Group, Inc.*	78,200	829,702
Helmerich & Payne, Inc.	93,300	3,902,739
Oceaneering International, Inc.*	48,300	2,642,010
Patterson-UTI Energy, Inc.	136,740	2,100,326
Pride International, Inc.*	152,328	4,508,909
Superior Energy Services, Inc.*	67,190	1,543,354
Tidewater, Inc.	46,377	2,171,371
Unit Corp.*	34,700	1,580,238

		22,063,493

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc.*	50,157	1,694,805
Ruddick Corp.	34,900	989,415

		2,684,220

Food Products 1.6%
Corn Products International, Inc.	64,190	1,824,280
Flowers Foods, Inc.	66,600	1,617,714
Green Mountain Coffee Roasters, Inc.*	31,000	2,629,420
Lancaster Colony Corp.	16,600	905,530
Ralcorp Holdings, Inc.*	50,500	3,120,900
Smithfield Foods, Inc.*	120,610	1,816,386
Tootsie Roll Industries, Inc.	22,233	578,725

		12,492,955

Gas Utilities 2.4%
AGL Resources, Inc.	66,440	2,344,667
Atmos Energy Corp.	79,300	2,190,266
Energen Corp.	61,600	2,707,320
National Fuel Gas Co.	70,300	3,298,476
Oneok, Inc.	92,656	3,909,157
UGI Corp.	97,500	2,389,725
WGL Holdings, Inc.	43,100	1,367,563

		18,207,174

Health Care Equipment & Supplies 3.9%
Beckman Coulter, Inc.	60,460	3,952,270
Edwards Lifesciences Corp.*	49,400	4,427,228
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi- annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies (continued)
Gen-Probe, Inc.*	43,300	$1,858,869
Hill-Rom Holdings, Inc.	55,665	1,300,891
Hologic, Inc.*	227,798	3,432,916
IDEXX Laboratories, Inc.*	50,700	2,661,243
Immucor, Inc.*	61,500	1,140,825
Kinetic Concepts, Inc.*	54,000	2,229,660
Masimo Corp.*	43,600	1,210,336
ResMed, Inc.*	65,400	3,344,556
STERIS Corp.	50,380	1,313,911
Teleflex, Inc.	34,220	1,956,015
Thoratec Corp.*	51,000	1,445,850

		30,274,570

Health Care Providers & Services 3.3%
Community Health Systems, Inc.*	80,577	2,628,422
Health Management Associates, Inc., Class A*	211,900	1,407,016
Health Net, Inc.*	91,242	2,213,531
Henry Schein, Inc.*	78,974	4,268,545
Kindred Healthcare, Inc.*	31,920	539,767
LifePoint Hospitals, Inc.*	46,256	1,386,755
Lincare Holdings, Inc.*	60,363	2,222,566
Omnicare, Inc.	106,200	2,655,000
Owens & Minor, Inc.	35,900	1,439,231
Psychiatric Solutions, Inc.*	50,700	1,117,935
Universal Health Services, Inc., Class B	87,610	2,554,707
VCA Antech, Inc.*	73,027	1,854,155
WellCare Health Plans, Inc.*	36,250	1,130,275

		25,417,905

Health Care Technology 0.6%
Cerner Corp.*	59,740	4,519,331

Hotels, Restaurants & Leisure 2.0%
Bob Evans Farms, Inc.	27,429	765,543
Boyd Gaming Corp.*	47,300	368,940
Brinker International, Inc.	91,930	1,500,298
Burger King Holdings, Inc.	83,786	1,461,228
Cheesecake Factory, Inc. (The)*	54,650	1,155,301
Chipotle Mexican Grill, Inc., Class A*	27,230	2,626,606
International Speedway Corp., Class A	24,700	635,037
Life Time Fitness, Inc.*	34,670	830,346
Panera Bread Co., Class A*	28,100	2,006,902
Scientific Games Corp., Class A*	55,700	784,256
Wendy’s/Arby’s Group, Inc., Class A	315,575	1,454,801
WMS Industries, Inc.*	47,200	1,750,176

		15,339,434

Household Durables 1.8%
American Greetings Corp., Class A	34,514	637,819
KB Home	67,100	1,025,288
M.D.C. Holdings, Inc.	32,300	1,085,280
Mohawk Industries, Inc.*	48,140	1,993,477
NVR, Inc.*	5,181	3,544,529
Ryland Group, Inc.	40,067	891,892
Toll Brothers, Inc.*	121,818	2,249,979
Tupperware Brands Corp.	54,333	2,306,979

		13,735,243

Household Products 0.9%
Church & Dwight Co., Inc.	62,400	3,762,096
Energizer Holdings, Inc.*	61,778	3,428,679

		7,190,775

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc., Class A*	425,500	689,310

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	52,580	1,762,482

Information Technology Services 2.9%
Acxiom Corp.*	66,084	1,016,372
Alliance Data Systems Corp.*(a)	46,400	2,758,944
Broadridge Financial Solutions, Inc.	119,710	2,600,101
Convergys Corp.*	103,700	1,109,590
DST Systems, Inc.*	33,660	1,525,808
Gartner, Inc.*	52,780	1,129,492
Global Payments, Inc.	71,970	3,202,665
Hewitt Associates, Inc., Class A*	71,300	2,814,924
Lender Processing Services, Inc.	83,600	3,240,336
Mantech International Corp., Class A*	18,500	886,335
NeuStar, Inc., Class A*	63,950	1,436,317
SRA International, Inc., Class A*	37,500	645,750

		22,366,634

Insurance 4.3%
American Financial Group, Inc.	66,500	1,649,865
Arthur J Gallagher & Co.	86,200	1,943,810
Brown & Brown, Inc.	100,820	1,774,432
Everest Re Group Ltd.	52,700	4,518,498
Fidelity National Financial, Inc., Class A	205,253	2,647,764
First American Corp.	86,158	2,547,692
Hanover Insurance Group, Inc. (The)	43,700	1,853,754
HCC Insurance Holdings, Inc.	96,490	2,614,879
Horace Mann Educators Corp.	34,800	417,252
Mercury General Corp.	31,400	1,200,108
Old Republic International Corp.	206,787	2,189,874
Protective Life Corp.	72,900	1,228,365
Reinsurance Group of America, Inc.	62,500	3,045,000
StanCorp Financial Group, Inc.	42,300	1,818,054
Unitrin, Inc.	43,400	941,780
W.R. Berkley Corp.	115,266	2,804,422

		33,195,549

Internet & Catalog Retail 0.3%
Netflix, Inc.*(a)	38,530	2,398,492

Internet Software & Services 0.9%
AOL, Inc.*	93,600	2,243,592
Digital River, Inc.*	35,170	883,822
Equinix, Inc.*	34,000	3,271,820
ValueClick, Inc.*	74,850	692,363

		7,091,597

Life Sciences Tools & Services 2.1%
Affymetrix, Inc.*	62,510	330,053
Bio-Rad Laboratories, Inc., Class A*	17,000	1,584,060
Charles River Laboratories International, Inc.*	56,682	2,059,824
Covance, Inc.*	56,880	3,305,297
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi- annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Life Science Tools & Services (continued)
Mettler-Toledo International, Inc.*	29,000	$2,826,630
Pharmaceutical Product Development, Inc.	105,500	2,464,480
Techne Corp.	32,835	2,154,633
Varian, Inc.*	25,660	1,323,029

		16,048,006

Machinery 5.2%
AGCO Corp.*	82,100	2,537,711
Bucyrus International, Inc.	66,200	3,467,556
Crane Co.	42,166	1,286,906
Donaldson Co., Inc.	66,380	2,538,371
Federal Signal Corp.	42,300	274,527
Graco, Inc.	51,470	1,373,734
Harsco Corp.	69,000	2,053,440
IDEX Corp.	69,280	1,955,082
Joy Global, Inc.	90,032	4,118,064
Kennametal, Inc.	69,800	1,708,704
Lincoln Electric Holdings, Inc.	37,500	1,831,125
Nordson Corp.	29,600	1,673,584
Oshkosh Corp.	77,000	2,777,390
Pentair, Inc.	84,460	2,579,408
SPX Corp.	43,920	2,391,005
Terex Corp.*	96,000	1,876,800
Timken Co.	68,200	1,528,362
Trinity Industries, Inc.	68,150	1,065,866
Valmont Industries, Inc.	16,800	1,166,928
Wabtec Corp.	40,780	1,563,098

		39,767,661

Marine 0.3%
Alexander & Baldwin, Inc.	36,701	1,172,597
Kirby Corp.*	46,200	1,498,728

		2,671,325

Media 0.8%
DreamWorks Animation SKG, Inc., Class A*	64,900	2,527,206
Harte-Hanks, Inc.	33,840	357,350
John Wiley & Sons, Inc., Class A	38,200	1,594,850
Lamar Advertising Co., Class A*	45,700	1,307,020
Scholastic Corp.	23,555	704,295

		6,490,721

Metals & Mining 1.1%
Carpenter Technology Corp.	38,860	1,041,448
Commercial Metals Co.	101,000	1,387,740
Reliance Steel & Aluminum Co.	56,800	2,314,032
Steel Dynamics, Inc.	190,400	2,890,272
Worthington Industries, Inc.	55,887	808,685

		8,442,177

Multiline Retail 0.7%
99 Cents Only Stores*	40,933	533,766
Dollar Tree, Inc.*	78,228	3,873,851
Saks, Inc.*(a)	137,700	886,788

		5,294,405

Multi-Utilities 2.0%
Alliant Energy Corp.	98,500	3,073,200
Black Hills Corp.	34,000	883,320
MDU Resources Group, Inc.	163,825	3,607,426
NSTAR	93,220	3,201,175
OGE Energy Corp.	82,800	2,999,016
Vectren Corp.	71,360	1,661,261

		15,425,398

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	53,142	1,387,006

Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	143,394	3,021,312
Bill Barrett Corp.*	32,600	1,010,600
Cimarex Energy Co.	72,930	3,588,885
Comstock Resources, Inc.*	40,000	1,559,600
Encore Acquisition Co.*	47,710	2,271,950
Forest Oil Corp.*	99,660	2,403,799
Frontier Oil Corp.	94,330	1,175,352
Mariner Energy, Inc.*	87,500	1,264,375
Newfield Exploration Co.*	115,984	5,676,257
Overseas Shipholding Group, Inc.	21,330	951,531
Patriot Coal Corp.*(a)	67,600	1,047,124
Plains Exploration & Production Co.*	122,918	4,099,315
Quicksilver Resources, Inc.*	100,722	1,338,596
Southern Union Co.	106,600	2,349,464

		31,758,160

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*	103,760	737,734

Personal Products 0.6%
Alberto-Culver Co.	73,360	2,082,690
NBTY, Inc.*	52,900	2,355,637

		4,438,327

Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc.*	105,400	2,119,594
Medicis Pharmaceutical Corp., Class A	49,400	1,141,634
Perrigo Co.	69,200	3,064,176
Valeant Pharmaceuticals International*	58,000	1,941,260

		8,266,664

Professional Services 1.2%
Corporate Executive Board Co. (The)	30,300	701,142
FTI Consulting, Inc.*	46,300	1,919,135
Korn/Ferry International*	39,900	590,520
Manpower, Inc.	68,460	3,545,544
Navigant Consulting, Inc.*	41,720	565,723
Towers Watson & Co., Class A	36,700	1,601,221

		8,923,285

Real Estate Investment Trusts (REITs) 7.1%
Alexandria Real Estate Equities, Inc.	39,380	2,352,167
AMB Property Corp.	125,167	3,004,008
BRE Properties, Inc.	45,700	1,465,599
Camden Property Trust	57,600	2,233,152
Corporate Office Properties Trust SBI MD	50,900	1,816,621
Cousins Properties, Inc.	81,866	627,094
Duke Realty Corp.	192,460	2,178,647
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Value
	Shares	Market
Real Estate Investment Trusts (REITs) (continued)
Equity One, Inc.(a)	32,000	$536,000
Essex Property Trust, Inc.	26,200	2,087,878
Federal Realty Investment Trust	54,300	3,495,834
Highwoods Properties, Inc.	64,060	1,935,253
Hospitality Properties Trust	108,220	2,393,826
Liberty Property Trust	96,296	2,927,398
Macerich Co. (The)	84,603	2,610,003
Mack-Cali Realty Corp.	68,750	2,242,625
Nationwide Health Properties, Inc.	99,780	3,288,749
Omega Healthcare Investors, Inc.	77,400	1,448,154
Potlatch Corp.	34,156	1,048,589
Rayonier, Inc.	67,880	2,846,887
Realty Income Corp.(a)	89,600	2,502,528
Regency Centers Corp.	71,700	2,401,233
Senior Housing Properties Trust	114,300	2,383,155
SL Green Realty Corp.	67,100	3,052,379
UDR, Inc.	129,818	2,019,968
Weingarten Realty Investors	89,600	1,672,832

		54,570,579

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	35,960	2,050,080

Road & Rail 1.1%
Con-way, Inc.	44,240	1,266,149
J.B. Hunt Transport Services, Inc.	77,500	2,376,150
Kansas City Southern*	82,400	2,447,280
Landstar System, Inc.	44,100	1,600,389
Werner Enterprises, Inc.	40,948	809,951

		8,499,919

Semiconductors & Semiconductor Equipment 2.4%
Atmel Corp.*	406,600	1,886,624
Cree, Inc.*	91,225	5,100,390
Fairchild Semiconductor International, Inc.*	106,420	955,652
Integrated Device Technology, Inc.*	145,387	824,344
International Rectifier Corp.*	61,200	1,104,048
Intersil Corp., Class A	111,602	1,503,279
Lam Research Corp.*	112,815	3,724,023
RF Micro Devices, Inc.*	242,725	934,491
Semtech Corp.*	53,230	797,385
Silicon Laboratories, Inc.*	38,940	1,644,826

		18,475,062

Software 3.6%
ACI Worldwide, Inc.*	31,100	497,911
Advent Software, Inc.*(a)	13,869	523,555
ANSYS, Inc.*	76,200	3,189,732
Cadence Design Systems, Inc.*	228,891	1,329,857
FactSet Research Systems, Inc.	36,100	2,274,300
Fair Isaac Corp.	43,207	947,529
Informatica Corp.*	76,100	1,802,809
Jack Henry & Associates, Inc.	72,400	1,589,904
Mentor Graphics Corp.*	82,300	660,046
MICROS Systems, Inc.*	68,700	1,963,446
Parametric Technology Corp.*	99,760	1,652,026
Quest Software, Inc.*	52,300	900,606
Rovi Corp.*	88,420	2,552,685
Solera Holdings, Inc.	61,800	2,046,198
Sybase, Inc.*	72,674	2,955,651
Synopsys, Inc.*	130,081	2,766,823

		27,653,078

Specialty Retail 4.5%
Aaron’s, Inc.	46,600	1,298,276
Advance Auto Parts, Inc.	84,100	3,317,745
Aeropostale, Inc.*	58,859	1,935,873
American Eagle Outfitters, Inc.	183,761	2,919,962
AnnTaylor Stores Corp.*	52,689	661,774
Barnes & Noble, Inc.(a)	36,673	641,044
CarMax, Inc.*	193,600	3,993,968
Chico’s FAS, Inc.*	152,743	1,950,528
Coldwater Creek, Inc.*	45,800	204,268
Collective Brands, Inc.*	54,995	1,082,302
Dick’s Sporting Goods, Inc.*	76,260	1,705,936
Foot Locker, Inc.	140,000	1,580,600
Guess?, Inc.	51,000	2,025,210
J Crew Group, Inc.*	49,700	1,948,737
PetSmart, Inc.	107,376	2,764,932
Rent-A-Center, Inc., Class A*	60,147	1,202,940
Urban Outfitters, Inc.*	114,516	3,615,270
Williams-Sonoma, Inc.	94,440	1,792,471

		34,641,836

Textiles, Apparel & Luxury Goods 1.1%
Fossil, Inc.*	40,800	1,332,120
Hanesbrands, Inc.*	81,782	1,878,533
Phillips-Van Heusen Corp.	46,180	1,814,412
Timberland Co. (The), Class A*	40,300	693,160
Under Armour, Inc., Class A*(a)	32,100	815,340
Warnaco Group, Inc. (The)*	40,820	1,580,550

		8,114,115

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	70,020	924,264
First Niagara Financial Group, Inc.	168,600	2,314,878
New York Community Bancorp, Inc.	366,964	5,515,469
NewAlliance Bancshares, Inc.	91,700	1,067,388
Washington Federal, Inc.	101,112	1,885,739

		11,707,738

Tobacco 0.1%
Universal Corp.	22,240	1,009,474

Trading Companies & Distributors 0.4%
GATX Corp.	42,100	1,103,862
MSC Industrial Direct Co., Class A	37,700	1,628,263
United Rentals, Inc.*	52,615	421,446

		3,153,571

Water Utilities 0.3%
Aqua America, Inc.	116,826	1,938,143

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc.*	57,900	973,299
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	81,600	$2,559,456

		3,532,755

Total Common Stocks
(cost $847,437,986)		762,786,746

Mutual Fund 0.6%

		Market
	Shares	Value

Money Market Fund 0.6%
Invesco AIM Liquid Assets Portfolio, 0.15% (b)	4,553,449	4,553,449

Total Mutual Fund
(cost $4,553,449)		4,553,449

Repurchase Agreement 2.0%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.12%, dated 01/29/10, due 02/01/10, repurchase price $15,717,574, collateralized by U.S. Government Agency Mortgages 4.00% — 6.50%, maturing 02/01/16 — 11/01/39; total market value of $16,033,358. (c)	$15,717,417	15,717,417

Total Repurchase Agreement (cost $15,717,417)		15,717,417

Total Investments (cost $867,708,852) (d) — 101.9%		783,057,612

Liabilities in excess of other assets — (1.9%)		(14,958,572)

NET ASSETS — 100.0%		$768,099,040

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $14,998,522.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of January 31, 2010 was $15,717,417.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $871,770,152, tax unrealized appreciation and depreciation were $62,993,930 and $(151,706,470), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
At January 31, 2010, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Depreciation

76	S&P Mid 400 E-mini Futures	03/19/10	$ 5,329,880	$ (280,417)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$762,786,746	$—	$—	$762,786,746
Mutual Fund	4,553,449	—	—	4,553,449
Repurchase Agreement	—	15,717,417	—	15,717,417

Total Assets	767,340,195	15,717,417	—	783,057,612

Liabilities:
Future	(280,417)	—	—	(280,417)

Total Liabilities	(280,417)	—	—	(280,417)

Total	$767,059,778	$15,717,417	$—	$782,777,195

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of January 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund

Fair Value
Assets:
Equity contracts	$—

Total	$—

Liabilities:
Equity contracts	$(280,417)

Total	$(280,417)

-	Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks 99.5%

		Market
	Shares	Value
UNITED STATES 99.5%
Aerospace & Defense 2.8%
Boeing Co. (The)	159,371	$9,657,883
General Dynamics Corp.	84,462	5,646,285
Goodrich Corp.	27,151	1,680,918
Honeywell International, Inc.	162,569	6,281,666
ITT Corp.	39,860	1,925,637
L-3 Communications Holdings, Inc.	26,038	2,170,007
Lockheed Martin Corp.	67,822	5,054,095
Northrop Grumman Corp.	69,776	3,949,322
Precision Castparts Corp.	30,700	3,231,175
Raytheon Co.	80,987	4,246,148
Rockwell Collins, Inc.	34,441	1,831,917
United Technologies Corp.	203,156	13,708,967

		59,384,020

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	37,400	2,117,962
Expeditors International of Washington, Inc.	46,400	1,582,240
FedEx Corp.	66,602	5,218,267
United Parcel Service, Inc., Class B	215,216	12,433,028

		21,351,497

Airlines 0.1%
Southwest Airlines Co.	160,476	1,818,193

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	52,621	701,964
Johnson Controls, Inc.	146,658	4,081,492

		4,783,456

Automobiles 0.4%
Ford Motor Co.*	722,700	7,834,068
Harley-Davidson, Inc.	51,227	1,164,902

		8,998,970

Beverages 2.6%
Brown-Forman Corp., Class B	21,963	1,127,141
Coca-Cola Co. (The)	502,217	27,245,272
Coca-Cola Enterprises, Inc.	68,857	1,390,223
Constellation Brands, Inc., Class A*	42,300	680,184
Dr. Pepper Snapple Group, Inc.	55,100	1,524,066
Molson Coors Brewing Co., Class B	32,840	1,379,280
Pepsi Bottling Group, Inc.	29,321	1,090,741
PepsiCo, Inc.	338,374	20,173,858

		54,610,765

Biotechnology 1.7%
Amgen, Inc.*	219,348	12,827,471
Biogen Idec, Inc.*	60,872	3,271,262
Celgene Corp.*	100,600	5,712,068
Cephalon, Inc.*	14,800	944,832
Genzyme Corp.*	55,751	3,025,049
Gilead Sciences, Inc.*	197,300	9,523,671

		35,304,353

Building Products 0.0%
Masco Corp.	79,927	1,083,810

Capital Markets 2.7%
Ameriprise Financial, Inc.	56,551	2,162,510
Bank of New York Mellon Corp. (The)	257,611	7,493,904
Charles Schwab Corp. (The)	205,087	3,751,041
E*Trade Financial Corp.*	355,922	541,001
Federated Investors, Inc., Class B	19,511	495,189
Franklin Resources, Inc.	33,071	3,275,021
Goldman Sachs Group, Inc. (The)	112,022	16,659,912
Invesco Ltd.	89,900	1,735,070
Janus Capital Group, Inc.	36,531	446,044
Legg Mason, Inc.	35,800	922,924
Morgan Stanley	297,242	7,960,141
Northern Trust Corp.	52,536	2,654,119
State Street Corp.	106,677	4,574,310
T. Rowe Price Group, Inc.	55,982	2,777,827

		55,449,013

Chemicals 1.9%
Air Products & Chemicals, Inc.	45,866	3,483,981
Airgas, Inc.	18,500	781,810
CF Industries Holdings, Inc.	10,400	965,744
Dow Chemical Co. (The)	248,290	6,726,176
E.I. du Pont de Nemours & Co.	197,350	6,435,584
Eastman Chemical Co.	15,760	890,913
Ecolab, Inc.	49,211	2,160,363
FMC Corp.	16,900	860,886
International Flavors & Fragrances, Inc.	15,340	610,072
Monsanto Co.	118,180	8,967,498
PPG Industries, Inc.	36,106	2,118,700
Praxair, Inc.	67,232	5,063,914
Sigma-Aldrich Corp.	27,250	1,303,913

		40,369,554

Commercial Banks 3.1%
BB&T Corp.	148,573	4,140,729
Comerica, Inc.	33,526	1,156,982
Fifth Third Bancorp	166,804	2,075,042
First Horizon National Corp.*	48,412	626,935
Huntington Bancshares, Inc.	159,720	765,059
KeyCorp	193,372	1,388,411
M&T Bank Corp.(a)	16,961	1,250,874
Marshall & Ilsley Corp.	107,266	741,208
PNC Financial Services Group, Inc.	99,955	5,540,506
Regions Financial Corp.	262,185	1,664,875
SunTrust Banks, Inc.	110,826	2,696,397
U.S. Bancorp	416,903	10,455,927
Wells Fargo & Co.	1,107,735	31,492,906
Zions Bancorporation(a)	26,320	499,290

		64,495,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,316	$725,493
Cintas Corp.	28,501	715,660
Iron Mountain, Inc.*	39,000	891,540
Pitney Bowes, Inc.	44,796	937,132
Republic Services, Inc.	69,699	1,867,236
RR Donnelley & Sons Co.	44,606	884,091
Stericycle, Inc.*	18,600	984,498
Waste Management, Inc.	107,613	3,448,997

		10,454,647

Communications Equipment 2.4%
Cisco Systems, Inc.*	1,246,809	28,015,798
Harris Corp.	29,200	1,253,264
JDS Uniphase Corp.*	45,694	359,155
Juniper Networks, Inc.*	114,300	2,838,069
Motorola, Inc.*	494,428	3,040,732
QUALCOMM, Inc.	364,378	14,279,974
Tellabs, Inc.*	84,452	543,027

		50,330,019

Computers & Peripherals 5.6%
Apple, Inc.*	195,174	37,496,829
Dell, Inc.*	368,358	4,751,818
EMC Corp.*	445,887	7,432,936
Hewlett-Packard Co.	513,890	24,188,802
International Business Machines Corp.(b)	284,710	34,845,657
Lexmark International, Inc., Class A*	18,501	477,141
NetApp, Inc.*	71,184	2,073,590
QLogic Corp.*	28,190	484,586
SanDisk Corp.*	51,700	1,314,214
Teradata Corp.*	37,600	1,051,672
Western Digital Corp.*	50,200	1,907,098

		116,024,343

Construction & Engineering 0.2%
Fluor Corp.	37,070	1,680,754
Jacobs Engineering Group, Inc.*	26,900	1,016,551
Quanta Services, Inc.*	45,200	823,544

		3,520,849

Construction Materials 0.1%
Vulcan Materials Co.	26,676	1,178,812

Consumer Finance 0.8%
American Express Co.	258,257	9,725,959
Capital One Financial Corp.	98,786	3,641,252
Discover Financial Services	116,621	1,595,375
SLM Corp.*	101,422	1,067,974

		16,030,560

Containers & Packaging 0.2%
Ball Corp.	20,630	1,047,797
Bemis Co., Inc.	21,696	608,790
Owens-Illinois, Inc.*	36,400	990,808
Pactiv Corp.*	28,836	650,252
Sealed Air Corp.	31,594	626,825

		3,924,472

Distributors 0.1%
Genuine Parts Co.	34,816	1,311,867

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	29,126	1,764,744
DeVry, Inc.	14,200	867,052
H&R Block, Inc.	73,472	1,581,118

		4,212,914

Diversified Financial Services 4.3%
Bank of America Corp.	2,153,648	32,692,377
Citigroup, Inc.*	4,237,988	14,070,120
CME Group, Inc.	14,226	4,080,301
IntercontinentalExchange, Inc.*	15,400	1,470,392
JPMorgan Chase & Co.	854,109	33,259,005
Leucadia National Corp.*	38,400	857,472
Moody’s Corp.	42,202	1,164,353
NASDAQ OMX Group, Inc. (The)*	30,100	541,499
NYSE Euronext	57,400	1,343,734

		89,479,253

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,282,313	32,519,458
CenturyTel, Inc.	63,105	2,146,201
Frontier Communications Corp.	69,036	525,364
Qwest Communications International, Inc.	323,530	1,362,061
Verizon Communications, Inc.	619,380	18,222,160
Windstream Corp.	97,882	1,009,163

		55,784,407

Electric Utilities 2.0%
Allegheny Energy, Inc.	36,796	770,876
American Electric Power Co., Inc.	100,397	3,478,756
Duke Energy Corp.	275,981	4,561,966
Edison International	71,332	2,376,782
Entergy Corp.	41,576	3,172,665
Exelon Corp.	141,298	6,446,015
FirstEnergy Corp.	66,100	2,883,282
FPL Group, Inc.	89,332	4,355,828
Northeast Utilities	34,995	886,073
Pepco Holdings, Inc.	54,500	894,890
Pinnacle West Capital Corp.	22,625	810,428
PPL Corp.	81,262	2,396,416
Progress Energy, Inc.	60,251	2,347,982
Southern Co.	170,049	5,441,568

		40,823,527

Electrical Equipment 0.5%
Emerson Electric Co.	164,964	6,852,605
First Solar, Inc.*(a)	10,700	1,212,310
Rockwell Automation, Inc.	30,776	1,484,634
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Electrical Equipment (continued)
Roper Industries, Inc.	19,400	$971,552

		10,521,101

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	75,976	2,129,607
Amphenol Corp., Class A	38,200	1,521,888
Corning, Inc.	339,922	6,145,790
FLIR Systems, Inc.*	32,400	958,392
Jabil Circuit, Inc.	38,641	559,522
Molex, Inc.	28,921	583,047

		11,898,246

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	67,647	3,063,056
BJ Services Co.	63,992	1,322,715
Cameron International Corp.*	52,800	1,988,448
Diamond Offshore Drilling, Inc.(a)	15,100	1,382,103
FMC Technologies, Inc.*	27,900	1,483,443
Halliburton Co.	198,524	5,798,886
Nabors Industries Ltd.*	61,954	1,381,574
National Oilwell Varco, Inc.	91,388	3,737,769
Rowan Cos., Inc.*	25,386	545,291
Schlumberger Ltd.	260,236	16,514,577
Smith International, Inc.	53,800	1,631,216

		38,849,078

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	92,557	5,315,548
CVS Caremark Corp.	305,699	9,895,477
Kroger Co. (The)	136,509	2,925,388
Safeway, Inc.	92,482	2,076,221
SUPERVALU, Inc.	45,979	676,351
Sysco Corp.	129,633	3,628,428
Walgreen Co.	211,725	7,632,686
Wal-Mart Stores, Inc.	462,482	24,710,413
Whole Foods Market, Inc.*	31,000	843,820

		57,704,332

Food Products 1.7%
Archer-Daniels-Midland Co.	140,343	4,206,080
Campbell Soup Co.	44,332	1,467,832
ConAgra Foods, Inc.	97,028	2,206,417
Dean Foods Co.*	39,100	689,333
General Mills, Inc.	71,662	5,110,217
H.J. Heinz Co.	68,857	3,004,231
Hershey Co. (The)	36,022	1,312,281
Hormel Foods Corp.	15,700	607,590
JM Smucker Co. (The)	25,700	1,543,799
Kellogg Co.	55,242	3,006,270
Kraft Foods, Inc., Class A	321,167	8,883,479
McCormick & Co., Inc., Non-Voting Shares	25,846	938,210
Sara Lee Corp.	153,399	1,862,264
Tyson Foods, Inc., Class A	65,700	907,974

		35,745,977

Gas Utilities 0.2%
EQT Corp.	28,400	1,250,168
Nicor, Inc.	9,805	397,299
Questar Corp.	37,700	1,563,796

		3,211,263

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	128,773	7,416,037
Becton, Dickinson and Co.	52,586	3,963,407
Boston Scientific Corp.*	328,618	2,835,973
C.R. Bard, Inc.	21,786	1,805,842
CareFusion Corp.*	38,598	993,898
DENTSPLY International, Inc.	32,400	1,086,372
Hospira, Inc.*	33,346	1,688,641
Intuitive Surgical, Inc.*	8,426	2,764,234
Medtronic, Inc.	239,906	10,289,568
St. Jude Medical, Inc.*	74,522	2,811,715
Stryker Corp.	59,277	3,077,662
Varian Medical Systems, Inc.*	27,000	1,357,830
Zimmer Holdings, Inc.*	47,546	2,677,791

		42,768,970

Health Care Providers & Services 2.3%
Aetna, Inc.	91,284	2,735,782
AmerisourceBergen Corp.	65,804	1,793,817
Cardinal Health, Inc.	77,997	2,579,361
CIGNA Corp.	59,583	2,012,118
Coventry Health Care, Inc.*	31,200	713,856
DaVita, Inc.*	22,500	1,344,600
Express Scripts, Inc.*	59,440	4,984,638
Humana, Inc.*	37,061	1,801,906
Laboratory Corp of America Holdings*	23,400	1,663,740
McKesson Corp.	59,247	3,484,909
Medco Health Solutions, Inc.*	104,552	6,427,857
Patterson Cos., Inc.*	21,200	605,472
Quest Diagnostics, Inc.	34,372	1,913,489
Tenet Healthcare Corp.*	88,887	492,434
UnitedHealth Group, Inc.	250,618	8,270,394
WellPoint, Inc.*	98,802	6,295,663

		47,120,036

Health Care Technology 0.0%
IMS Health, Inc.	37,374	808,773

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.*	95,763	3,191,781
Darden Restaurants, Inc.	30,176	1,115,305
International Game Technology	64,032	1,174,347
Marriott International, Inc., Class A	58,026	1,522,022
McDonald’s Corp.	235,641	14,711,067
Starbucks Corp.*	160,724	3,502,176
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc.	40,524	$1,350,260
Wyndham Worldwide Corp.	41,329	867,496
Wynn Resorts Ltd.	14,100	872,508
Yum! Brands, Inc.	100,662	3,443,647

		31,750,609

Household Durables 0.4%
Black & Decker Corp.	13,165	851,249
D.R. Horton, Inc.	60,400	712,116
Fortune Brands, Inc.	32,886	1,367,071
Harman International Industries, Inc.	13,200	469,260
Leggett & Platt, Inc.	34,701	633,640
Lennar Corp., Class A	31,967	491,013
Newell Rubbermaid, Inc.	60,242	817,484
Pulte Homes, Inc.*	73,970	778,165
Whirlpool Corp.	16,417	1,234,230

		7,354,228

Household Products 2.6%
Clorox Co.	30,486	1,803,856
Colgate-Palmolive Co.	107,208	8,579,856
Kimberly-Clark Corp.	88,187	5,237,426
Procter & Gamble Co. (The)	633,203	38,973,645

		54,594,783

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	146,093	1,845,155
Constellation Energy Group, Inc.	43,186	1,394,044
NRG Energy, Inc.*	27,158	654,779

		3,893,978

Industrial Conglomerates 2.4%
3M Co.	153,389	12,346,281
General Electric Co.	2,309,132	37,130,842
Textron, Inc.	55,592	1,085,712

		50,562,835

Information Technology Services 1.6%
Affiliated Computer Services, Inc., Class A*	21,141	1,300,594
Automatic Data Processing, Inc.	110,378	4,502,319
Cognizant Technology Solutions Corp., Class A*	64,000	2,794,240
Computer Sciences Corp.*	32,881	1,686,795
Fidelity National Information Services, Inc.	68,300	1,609,148
Fiserv, Inc.*	34,766	1,565,861
MasterCard, Inc., Class A	20,514	5,126,449
Paychex, Inc.	70,252	2,036,605
SAIC, Inc.*	61,000	1,118,130
Total System Services, Inc.	40,000	572,400
Visa, Inc., Class A	96,200	7,891,286
Western Union Co. (The)	153,452	2,845,000

		33,048,827

Insurance 2.5%
Aflac, Inc.	102,313	4,955,019
Allstate Corp. (The)	117,314	3,511,208
American International Group, Inc.*(a)	31,631	766,419
Aon Corp.	59,827	2,327,270
Assurant, Inc.	25,600	804,608
Chubb Corp.	76,062	3,803,100
Cincinnati Financial Corp.	35,389	933,916
Genworth Financial, Inc., Class A*	100,800	1,395,072
Hartford Financial Services Group, Inc.	85,471	2,050,449
Lincoln National Corp.	63,256	1,554,833
Loews Corp.	79,113	2,829,872
Marsh & McLennan Cos., Inc.	112,893	2,433,973
MetLife, Inc.	176,679	6,240,302
Principal Financial Group, Inc.	68,907	1,588,306
Progressive Corp. (The)	148,100	2,455,498
Prudential Financial, Inc.	100,443	5,021,146
Torchmark Corp.	18,531	832,042
Travelers Cos., Inc. (The)	116,115	5,883,547
Unum Group	72,449	1,417,827
XL Capital Ltd., Class A	72,146	1,209,888

		52,014,295

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	72,790	9,128,594
Expedia, Inc.*	45,500	974,155
Priceline.com, Inc.*	9,200	1,797,220

		11,899,969

Internet Software & Services 1.9%
Akamai Technologies, Inc.*	37,400	923,780
AOL, Inc.*	1	24
eBay, Inc.*	240,676	5,540,362
Google, Inc., Class A*	52,260	27,667,489
VeriSign, Inc.*	42,200	966,802
Yahoo!, Inc.*	253,848	3,810,258

		38,908,715

Leisure Equipment & Products 0.1%
Eastman Kodak Co.*(a)	59,546	360,253
Hasbro, Inc.	27,421	837,711
Mattel, Inc.	77,823	1,534,670

		2,732,634

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	38,102	1,894,050
Millipore Corp.*	12,025	829,364
PerkinElmer, Inc.	25,696	517,518
Thermo Fisher Scientific, Inc.*	90,076	4,157,007
Waters Corp.*	21,371	1,217,720

		8,615,659

Machinery 1.6%
Caterpillar, Inc.	136,364	7,123,655
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Machinery (continued)
Cummins, Inc.	44,000	$1,987,040
Danaher Corp.	55,747	3,977,548
Deere & Co.	90,092	4,500,095
Dover Corp.	40,356	1,730,465
Eaton Corp.	36,336	2,225,217
Flowserve Corp.	12,300	1,109,091
Illinois Tool Works, Inc.	85,294	3,717,966
PACCAR, Inc.	79,391	2,860,458
Pall Corp.	25,691	885,569
Parker Hannifin Corp.	35,334	1,975,524
Snap-on, Inc.	11,270	460,718
Stanley Works (The)	17,080	875,350

		33,428,696

Media 2.8%
CBS Corp. Non-Voting, Class B	147,537	1,907,653
Comcast Corp., Class A	618,662	9,793,419
DIRECTV Group, Inc. (The), Class A*	204,300	6,200,505
Gannett Co., Inc.	49,776	803,882
Interpublic Group of Cos., Inc.*	103,778	670,406
McGraw-Hill Cos., Inc. (The)	68,802	2,439,031
Meredith Corp.	8,235	255,120
New York Times Co. (The), Class A*	28,106	363,130
News Corp., Class A	493,000	6,216,730
Omnicom Group, Inc.	68,082	2,403,295
Scripps Networks Interactive, Inc., Class A	18,500	789,950
Time Warner Cable, Inc.	78,091	3,403,987
Time Warner, Inc.	254,847	6,995,550
Viacom, Inc., Class B*	133,237	3,882,526
Walt Disney Co. (The)	418,540	12,367,857
Washington Post Co. (The), Class B	1,285	558,487

		59,051,528

Metals & Mining 1.0%
AK Steel Holding Corp.	26,900	547,146
Alcoa, Inc.	216,126	2,751,284
Allegheny Technologies, Inc.	21,375	873,169
Cliffs Natural Resources, Inc.	26,900	1,074,655
Freeport-McMoRan Copper & Gold, Inc.	94,114	6,276,463
Newmont Mining Corp.	108,632	4,655,967
Nucor Corp.	69,060	2,817,648
Titanium Metals Corp.*	18,500	215,155
United States Steel Corp.	32,231	1,432,023

		20,643,510

Multiline Retail 0.9%
Big Lots, Inc.*	18,351	521,352
Family Dollar Stores, Inc.	30,606	945,113
J.C. Penney Co., Inc.	51,781	1,285,722
Kohl’s Corp.*	64,497	3,248,714
Macy’s, Inc.	92,052	1,466,389
Nordstrom, Inc.	35,092	1,212,078
Sears Holdings Corp.*(a)	11,161	1,041,098
Target Corp.	160,990	8,253,957

		17,974,423

Multi-Utilities 1.3%
Ameren Corp.	50,456	1,289,151
CenterPoint Energy, Inc.	76,842	1,071,946
CMS Energy Corp.	50,856	771,486
Consolidated Edison, Inc.	59,426	2,599,293
Dominion Resources, Inc.	126,488	4,738,240
DTE Energy Co.	35,491	1,492,042
Integrys Energy Group, Inc.	17,109	716,012
NiSource, Inc.	61,658	878,626
PG&E Corp.	80,072	3,382,241
Public Service Enterprise Group, Inc.	110,922	3,393,104
SCANA Corp.	25,500	908,055
Sempra Energy	52,881	2,683,711
TECO Energy, Inc.	47,681	742,393
Wisconsin Energy Corp.	25,500	1,247,970
Xcel Energy, Inc.	97,487	2,025,780

		27,940,050

Office Electronics 0.1%
Xerox Corp.	187,854	1,638,087

Oil, Gas & Consumable Fuels 9.5%
Anadarko Petroleum Corp.	104,876	6,688,991
Apache Corp.	71,824	7,094,057
Cabot Oil & Gas Corp.	22,600	864,902
Chesapeake Energy Corp.	143,300	3,550,974
Chevron Corp.	434,843	31,360,877
ConocoPhillips	321,556	15,434,688
CONSOL Energy, Inc.	39,600	1,845,756
Denbury Resources, Inc.*	56,800	769,640
Devon Energy Corp.	94,708	6,336,912
El Paso Corp.	152,313	1,545,977
EOG Resources, Inc.	53,582	4,844,885
Exxon Mobil Corp.	1,028,861	66,289,514
Hess Corp.	61,360	3,545,994
Marathon Oil Corp.	153,724	4,582,513
Massey Energy Co.	19,500	751,140
Murphy Oil Corp.	41,800	2,135,144
Noble Energy, Inc.	37,900	2,802,326
Occidental Petroleum Corp.	175,954	13,784,236
Peabody Energy Corp.	56,500	2,379,780
Pioneer Natural Resources Co.	25,600	1,125,888
Range Resources Corp.	32,400	1,490,400
Southwestern Energy Co.*	73,100	3,134,528
Spectra Energy Corp.	136,340	2,897,225
Sunoco, Inc.	25,620	642,806
Tesoro Corp.	30,300	378,750
Valero Energy Corp.	126,184	2,324,309
Williams Cos., Inc. (The)	126,838	2,643,304
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
XTO Energy, Inc.	126,223	$5,625,759

		196,871,275

Paper & Forest Products 0.2%
International Paper Co.	93,758	2,147,996
MeadWestvaco Corp.	35,547	855,616
Weyerhaeuser Co.	46,201	1,843,420

		4,847,032

Personal Products 0.3%
Avon Products, Inc.	93,317	2,812,574
Estee Lauder Cos., Inc. (The), Class A	25,100	1,318,252
Mead Johnson Nutrition Co., Class A	42,500	1,922,275

		6,053,101

Pharmaceuticals 6.7%
Abbott Laboratories	335,263	17,748,823
Allergan, Inc.	67,332	3,871,590
Bristol-Myers Squibb Co.	375,340	9,143,282
Eli Lilly & Co.	216,291	7,613,443
Forest Laboratories, Inc.*	65,432	1,939,404
Johnson & Johnson	598,025	37,591,852
King Pharmaceuticals, Inc.*	53,623	644,012
Merck & Co., Inc.	661,981	25,274,435
Mylan, Inc.*	66,751	1,216,871
Pfizer, Inc.	1,748,954	32,635,482
Watson Pharmaceuticals, Inc.*	22,706	871,229

		138,550,423

Professional Services 0.1%
Dun & Bradstreet Corp.	11,700	923,949
Equifax, Inc.	27,451	878,432
Monster Worldwide, Inc.*	24,931	388,674
Robert Half International, Inc.	33,806	910,058

		3,101,113

Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management Co., Class A	27,716	425,718
AvalonBay Communities, Inc.	17,596	1,348,030
Boston Properties, Inc.	30,100	1,952,587
Equity Residential	59,711	1,913,737
HCP, Inc.	63,600	1,803,060
Health Care REIT, Inc.	24,400	1,049,200
Host Hotels & Resorts, Inc.*	133,258	1,412,535
Kimco Realty Corp.	81,600	1,029,792
Plum Creek Timber Co., Inc.(a)	36,261	1,311,560
ProLogis	97,351	1,226,623
Public Storage	28,000	2,217,040
Simon Property Group, Inc.	60,624	4,364,928
Ventas, Inc.	32,100	1,354,620
Vornado Realty Trust	34,715	2,245,366

		23,654,796

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A*	53,300	655,590

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	57,552	5,739,661
CSX Corp.	86,912	3,725,049
Norfolk Southern Corp.	80,237	3,775,953
Ryder Systems, Inc.	12,505	455,182
Union Pacific Corp.	107,632	6,511,736

		20,207,581

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	128,842	961,161
Altera Corp.	58,882	1,255,364
Analog Devices, Inc.	63,757	1,718,889
Applied Materials, Inc.	297,419	3,622,563
Broadcom Corp., Class A*	94,996	2,538,293
Intel Corp.	1,202,238	23,323,417
KLA-Tencor Corp.	37,321	1,052,452
Linear Technology Corp.	49,067	1,280,649
LSI Corp.*	131,282	655,097
MEMC Electronic Materials, Inc.*	49,100	617,678
Microchip Technology, Inc.	39,900	1,029,819
Micron Technology, Inc.*	191,068	1,666,113
National Semiconductor Corp.	45,177	599,047
Novellus Systems, Inc.*	21,521	449,789
NVIDIA Corp.*	124,233	1,911,946
Teradyne, Inc.*	37,101	346,523
Texas Instruments, Inc.	266,859	6,004,328
Xilinx, Inc.	60,022	1,415,319

		50,448,447

Software 4.2%
Adobe Systems, Inc.*	115,142	3,719,087
Autodesk, Inc.*	49,662	1,181,459
BMC Software, Inc.*	40,656	1,570,948
CA, Inc.	86,238	1,900,685
Citrix Systems, Inc.*	39,471	1,640,020
Compuware Corp.*	54,907	416,744
Electronic Arts, Inc.*	70,407	1,146,226
Intuit, Inc.*	70,262	2,080,458
McAfee, Inc.*	33,800	1,274,260
Microsoft Corp.	1,674,189	47,178,646
Novell, Inc.*	69,872	312,328
Oracle Corp.	847,438	19,541,920
Red Hat, Inc.*	43,400	1,181,348
Salesforce.com, Inc.*	23,100	1,468,005
Symantec Corp.*	179,974	3,050,559

		87,662,693

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	17,100	539,334
AutoNation, Inc.*	23,480	422,640
AutoZone, Inc.*	6,810	1,055,754
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Specialty Retail (continued)
Bed Bath & Beyond, Inc.*	56,802	$2,198,237
Best Buy Co., Inc.	71,915	2,635,685
GameStop Corp., Class A*	32,400	640,548
Gap, Inc. (The)	99,040	1,889,683
Home Depot, Inc.	372,467	10,432,801
Limited Brands, Inc.	61,328	1,166,459
Lowe’s Cos., Inc.	314,898	6,817,542
Office Depot, Inc.*	55,662	316,160
O’Reilly Automotive, Inc.*	30,500	1,152,900
RadioShack Corp.	29,971	585,034
Ross Stores, Inc.	25,200	1,157,436
Sherwin-Williams Co. (The)	21,586	1,367,473
Staples, Inc.	152,472	3,576,993
Tiffany & Co.	26,886	1,091,840
TJX Cos., Inc.	88,568	3,366,470

		40,412,989

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	70,800	2,469,504
NIKE, Inc., Class B	83,672	5,334,090
Polo Ralph Lauren Corp.	12,400	1,016,800
VF Corp.	19,106	1,376,205

		10,196,599

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	109,700	1,455,719
People’s United Financial, Inc.	76,300	1,233,771

		2,689,490

Tobacco 1.5%
Altria Group, Inc.	449,143	8,919,980
Lorillard, Inc.	33,300	2,520,810
Philip Morris International, Inc.	412,843	18,788,485
Reynolds American, Inc.	36,790	1,957,228

		32,186,503

Trading Companies & Distributors 0.1%
Fastenal Co.(a)	28,300	1,173,884
W.W. Grainger, Inc.	14,025	1,392,402

		2,566,286

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	86,800	3,684,660
MetroPCS Communications, Inc.*	58,700	330,481
Sprint Nextel Corp.*	624,114	2,047,094

		6,062,235

Total Common Stocks (cost $2,281,010,351)		2,071,571,197

Mutual Fund 0.5%

		Market
	Shares	Value
Money Market Fund 0.5%
Invesco AIM Liquid Assets Portfolio, 0.15% (c)	11,147,596	$11,147,596

Total Mutual Fund (cost $11,147,596)		11,147,596

Repurchase Agreement 0.4%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.12% dated 1/29/10, due 2/1/10, repurchase price $7,562,654, collateralized by U.S. Government Agency Mortgages ranging from 4.00% to 6.50%, maturing 02/01/16 - 11/01/39 total market value of $7,714,596 (d)	$7,562,578	7,562,578

Total Repurchase Agreement (cost $7,562,578)		7,562,578

Total Investments (cost $2,299,720,525) (e) — 100.4%		2,090,281,371

Liabilities in excess of other assets — (0.4)%		(8,348,313)

NET ASSETS — 100.0%		$2,081,933,058

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $6,742,025.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of January 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of January 31, 2010 was $7,562,578.

(e)	At January 31, 2010, the tax basis cost of the Fund’s investments was $2,335,936,878 tax unrealized appreciation and depreciation were $196,197,655 and $(441,853,162), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust
At January 31, 2010, the Fund’s open futures contracts were as follows:

Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation
46	S&P 500 Index	03/18/10	$ 12,309,600	$ (633,877)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$2,071,571,197	$—	$—	$2,071,571,197
Mutual Fund	11,147,596	—	—	11,147,596
Repurchase Agreement	—	7,562,578	—	7,562,578

Total Assets	2,082,718,793	7,562,578	—	2,090,281,371

Liabilities:
Future	(633,877)	—	—	(633,877)

Total Liabilities	(633,877)	—	—	(633,877)

Total	$2,082,084,916	$7,562,578	$—	$2,089,647,494

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of January 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Liabilities:

Equity contracts	$(633,877)

Total	$(633,877)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks 98.4%

		Market
	Shares	Value

Aerospace & Defense 1.7%
AAR Corp.*	16,868	$390,832
Aerovironment, Inc.*	6,500	221,455
American Science & Engineering, Inc.	4,330	336,181
Applied Signal Technology, Inc.	6,900	122,751
Argon ST, Inc.*	6,040	153,174
Ascent Solar Technologies, Inc.*(a)	6,400	28,160
Astronics Corp.*	3,800	30,780
Ceradyne, Inc.*	11,040	215,722
Cubic Corp.	6,546	255,621
Curtiss-Wright Corp.	19,448	594,331
DigitalGlobe, Inc.*	6,300	148,239
Ducommun, Inc.	4,500	80,910
DynCorp International, Inc., Class A*	10,400	124,904
Esterline Technologies Corp.*	12,861	485,631
GenCorp, Inc.*	24,574	137,615
GeoEye, Inc.*	7,700	197,659
Global Defense Technology & Systems, Inc.*	2,200	29,986
HEICO Corp.	10,348	440,101
Herley Industries, Inc.*	5,900	72,216
Hexcel Corp.*	41,875	460,625
Ladish Co., Inc.*	7,000	108,150
LMI Aerospace, Inc.*	3,600	45,684
Moog, Inc., Class A*	19,463	587,393
Orbital Sciences Corp.*	26,322	416,151
Stanley, Inc.*	4,800	125,664
Taser International, Inc.*	30,316	170,982
Teledyne Technologies, Inc.*	15,463	576,151
Todd Shipyards Corp.	2,500	37,400
Triumph Group, Inc.	7,805	397,509

		6,991,977

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	24,400	56,364
Atlas Air Worldwide Holdings, Inc.*	9,100	333,697
Dynamex, Inc.*	3,860	61,451
Forward Air Corp.	12,291	290,436
HUB Group, Inc., Class A*	16,215	390,944
Pacer International, Inc.	16,224	48,672

		1,181,564

Airlines 0.9%
AirTran Holdings, Inc.*	62,319	300,378
Alaska Air Group, Inc.*	15,788	494,796
Allegiant Travel Co.*(a)	7,200	368,640
Hawaiian Holdings, Inc.*	22,000	130,680
JetBlue Airways Corp.*	112,300	554,762
Republic Airways Holdings, Inc.*	15,300	74,817
SkyWest, Inc.	24,258	354,894
UAL Corp.*	74,800	914,804
US Airways Group, Inc.*(a)	73,900	392,409

		3,586,180

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	24,145	225,756
Amerigon, Inc.*	9,100	74,165
ArvinMeritor, Inc.	32,079	310,845
China Automotive Systems, Inc.*(a)	2,700	43,767
Cooper Tire & Rubber Co.	25,468	433,720
Dana Holding Corp.*	60,700	625,817
Dorman Products, Inc.*	4,700	72,615
Drew Industries, Inc.*	8,098	150,623
Exide Technologies*	20,700	160,011
Fuel Systems Solutions, Inc.*(a)	6,400	228,096
Hawk Corp., Class A*	2,600	45,162
Modine Manufacturing Co.*	19,440	184,874
Raser Technologies, Inc.*(a)	31,100	31,411
Spartan Motors, Inc.	13,800	82,800
Standard Motor Products, Inc.	6,700	52,528
Stoneridge, Inc.*	6,500	45,370
Superior Industries International, Inc.	10,085	148,350
Tenneco, Inc.*	25,670	453,846
Wonder Auto Technology, Inc.*	9,100	91,273

		3,461,029

Automobiles 0.0%
Winnebago Industries*	12,753	152,398

Beverages 0.1%
Boston Beer Co., Inc., Class A*	3,855	176,752
Coca-Cola Bottling Co. Consolidated	1,900	95,893
Heckmann Corp.*	36,500	177,755
National Beverage Corp.*	4,432	51,101

		501,501

Biotechnology 4.0%
Acorda Therapeutics, Inc.*	16,400	458,872
Affymax, Inc.*	7,000	147,000
Alkermes, Inc.*	43,357	474,326
Allos Therapeutics, Inc.*	34,100	247,566
Alnylam Pharmaceuticals, Inc.*(a)	15,800	267,020
AMAG Pharmaceuticals, Inc.*	8,960	394,061
Amicus Therapeutics, Inc.*	6,600	24,882
Arena Pharmaceuticals, Inc.*(a)	45,500	141,960
ARIAD Pharmaceuticals, Inc.*	54,214	119,813
Arqule, Inc.*	17,000	54,910
Array BioPharma, Inc.*	22,000	52,580
AVI BioPharma, Inc.*(a)	43,600	63,656
BioCryst Pharmaceuticals, Inc.*(a)	12,800	87,552
Biospecifics Technologies Corp.*(a)	1,500	40,500
Cardium Therapeutics, Inc.*	19,900	15,323
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Biotechnology (continued)
Celera Corp.*	35,873	$241,425
Cell Therapeutics, Inc.*(a)	262,600	291,486
Celldex Therapeutics, Inc.*	14,100	62,886
Cepheid, Inc.*	26,790	393,545
Chelsea Therapeutics International, Ltd.*(a)	9,900	25,542
Clinical Data, Inc.*(a)	5,100	78,387
Cubist Pharmaceuticals, Inc.*	25,020	512,660
Curis, Inc.*	28,500	58,710
Cytokinetics, Inc.*	17,400	52,548
Cytori Therapeutics, Inc.*(a)	14,500	97,730
Dyax Corp.*	32,000	107,840
Emergent Biosolutions, Inc.*	7,300	104,536
Enzon Pharmaceuticals, Inc.*	21,805	217,396
Exelixis, Inc.*	46,340	307,234
Facet Biotech Corp.*	10,060	158,445
Genomic Health, Inc.*	6,100	100,833
Geron Corp.*(a)	42,017	227,312
GTx, Inc.*(a)	9,200	37,628
Halozyme Therapeutics, Inc.*	28,000	151,760
Hemispherx Biopharma, Inc.*(a)	50,100	33,066
Human Genome Sciences, Inc.*	80,865	2,140,497
Idenix Pharmaceuticals, Inc.*	10,915	30,562
Idera Pharmaceuticals, Inc.*	9,400	45,026
ImmunoGen, Inc.*	25,000	174,750
Immunomedics, Inc.*(a)	32,200	107,870
Incyte Corp Ltd.*	39,829	425,374
Infinity Pharmaceuticals, Inc.*	7,200	43,992
Insmed, Inc.*	53,500	44,587
InterMune, Inc.*	18,683	291,642
Isis Pharmaceuticals, Inc.*	40,380	450,641
Lexicon Pharmaceuticals, Inc.*	39,800	70,844
Ligand Pharmaceuticals, Inc., Class B*	48,300	85,491
MannKind Corp.*(a)	26,900	272,228
Martek Biosciences Corp.*	15,605	336,132
Maxygen, Inc.*	14,209	79,428
Medivation, Inc.*(a)	12,500	416,125
Metabolix, Inc.*	8,600	85,742
Micromet, Inc.*(a)	23,900	185,703
Molecular Insight Pharmaceuticals, Inc.*(a)	7,500	10,500
Momenta Pharmaceuticals, Inc.*	17,200	250,948
Myriad Pharmaceuticals, Inc.*	13,447	62,797
Nabi Biopharmaceuticals*	22,551	109,598
Nanosphere, Inc.*	4,600	25,254
Neurocrine Biosciences, Inc.*	18,235	42,852
NeurogesX, Inc.*(a)	5,400	38,124
Novavax, Inc.*(a)	32,100	69,657
NPS Pharmaceuticals, Inc.*	20,900	71,478
Omeros Corp.*(a)	1,100	7,018
OncoGenex Pharmaceutical, Inc.*(a)	2,800	39,676
Onyx Pharmaceuticals, Inc.*	28,010	805,568
Opko Health, Inc.*(a)	20,300	34,510
Orexigen Therapeutics, Inc.*	11,800	75,048
Osiris Therapeutics, Inc.*(a)	7,100	56,729
OXiGENE, Inc.*(a)	14,400	15,984
PDL BioPharma, Inc.	56,100	359,040
Pharmasset, Inc.*	8,800	183,920
Poniard Pharmaceuticals, Inc.*(a)	17,600	28,160
Progenics Pharmaceuticals, Inc.*	11,800	53,100
Protalix BioTherapeutics, Inc.*(a)	15,750	107,887
Regeneron Pharmaceuticals, Inc.*	27,477	732,537
Repligen Corp.*	13,200	45,540
Rigel Pharmaceuticals, Inc.*	21,774	178,764
Sangamo BioSciences, Inc.*(a)	17,500	96,250
Savient Pharmaceuticals, Inc.*	30,752	394,548
SciClone Pharmaceuticals, Inc.*	20,500	54,120
Seattle Genetics, Inc.*	35,400	365,328
SIGA Technologies, Inc.*(a)	15,500	96,720
Spectrum Pharmaceuticals, Inc.*(a)	21,900	96,360
StemCells, Inc.*(a)	63,300	77,859
Synta Pharmaceuticals Corp.*	7,200	30,096
Theravance, Inc.*	23,300	255,601
Vanda Pharmaceuticals, Inc.*(a)	11,400	114,114
Vical, Inc.*	20,000	56,400
Zymogenetics, Inc.*	18,454	104,634

		16,284,343

Building Products 0.6%
AAON, Inc.	4,550	93,684
American Woodmark Corp.	4,435	89,410
Ameron International Corp.	4,300	296,829
Apogee Enterprises, Inc.	13,650	187,824
Builders FirstSource, Inc.*(a)	18,016	60,354
Gibraltar Industries, Inc.*	11,878	165,579
Griffon Corp.*	18,324	216,406
Insteel Industries, Inc.	7,400	73,112
NCI Building Systems, Inc.*	46,194	91,002
Quanex Building Products Corp.	16,475	264,918
Simpson Manufacturing Co., Inc.	16,218	399,936
Trex Co., Inc.*	6,800	104,856
Universal Forest Products, Inc.	8,406	285,300

		2,329,210

Capital Markets 2.6%
Allied Capital Corp.*	77,500	322,400
American Capital Ltd.*(a)	127,600	470,844
Apollo Investment Corp.	73,882	760,984
Ares Capital Corp.	47,549	584,853
Artio Global Investors, Inc.*	13,100	321,212
BGC Partners, Inc., Class A	20,711	84,294
BlackRock Kelso Capital Corp.	5,486	49,319
Broadpoint Gleacher Securities, Inc.*	20,700	83,835
Calamos Asset Management, Inc., Class A	8,400	108,780
Capital Southwest Corp.	1,315	107,107
Cohen & Steers, Inc.(a)	7,550	153,567
Cowen Group, Inc., Class A*	7,200	35,640
Diamond Hill Investment Group, Inc.*	900	52,866
Duff & Phelps Corp., Class A	7,400	120,176
E*Trade Financial Corp.*	707,100	1,074,792
Epoch Holding Corp.	4,800	43,008
Evercore Partners, Inc., Class A	6,000	179,220
FBR Capital Markets Corp.*	6,400	39,104
Fifth Street Finance Corp.	16,400	179,580
GAMCO Investors, Inc., Class A	3,168	130,110
GFI Group, Inc.	28,540	138,990
Gladstone Capital Corp.	9,028	66,626
Gladstone Investment Corp.	9,300	44,361
Harris & Harris Group, Inc.*	11,100	44,844
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Capital Markets (continued)
Hercules Technology Growth Capital, Inc.	15,039	$151,292
International Assets Holding Corp.*	5,423	80,748
JMP Group, Inc.	7,200	55,944
Kayne Anderson Energy Development Co.	5,500	79,805
KBW, Inc.*	15,100	401,056
Knight Capital Group, Inc., Class A*	42,475	664,309
Kohlberg Capital Corp.(a)	7,600	32,680
LaBranche & Co., Inc.*	28,306	125,679
Main Street Capital Corp.(a)	3,500	49,210
MCG Capital Corp.*	30,098	138,150
MF Global Holdings Ltd.*	42,200	276,410
MVC Capital, Inc.	9,500	111,150
NGP Capital Resources Co.	9,263	70,769
Oppenheimer Holdings, Inc., Class A	4,400	120,164
optionsXpress Holdings, Inc.	18,500	265,475
PennantPark Investment Corp.	13,219	119,632
Penson Worldwide, Inc.*(a)	9,100	76,622
Piper Jaffray Cos.*	9,079	441,058
Prospect Capital Corp.(a)	29,800	340,018
Pzena Investment Management, Inc., Class A*	2,300	16,077
Riskmetrics Group, Inc.*	9,200	156,768
Safeguard Scientifics, Inc.*	7,883	85,373
Sanders Morris Harris Group, Inc.	8,153	38,564
Stifel Financial Corp.*	13,049	682,463
SWS Group, Inc.	12,425	149,100
Teton Advisors, Inc., Class A*	45	495
Thomas Weisel Partners Group, Inc.*	8,630	36,850
TICC Capital Corp.	14,800	86,876
TradeStation Group, Inc.*	17,500	123,725
Triangle Capital Corp.(a)	5,000	60,550
US Global Investors, Inc., Class A(a)	7,000	67,270
Virtus Investment Partners, Inc.*	2,483	40,647
Westwood Holdings Group, Inc.	2,200	79,530

		10,420,971

Chemicals 2.1%
A. Schulman, Inc.	10,308	232,136
American Vanguard Corp.	8,133	61,729
Ampal American Israel, Class A*	8,400	22,092
Arch Chemicals, Inc.	11,150	311,754
Balchem Corp.	13,198	255,900
Calgon Carbon Corp.*	25,448	340,749
China Green Agriculture, Inc.*(a)	3,800	54,454
Ferro Corp.	37,417	290,356
H.B. Fuller Co.	20,600	412,412
Hawkins, Inc.(a)	3,900	80,418
ICO, Inc.*	12,300	94,956
Innophos Holdings, Inc.	7,600	148,656
Innospec, Inc.	10,344	100,854
Koppers Holdings, Inc.	8,600	240,112
Landec Corp.*	11,700	74,295
LSB Industries, Inc.*	7,700	101,255
Minerals Technologies, Inc.	7,935	379,293
NewMarket Corp.	4,675	421,778
NL Industries, Inc.	2,928	19,852
Olin Corp.	35,798	590,667
OM Group, Inc.*	14,100	459,942
Omnova Solutions, Inc.*	17,400	98,484
PolyOne Corp.*	42,688	318,026
Quaker Chemical Corp.	4,700	82,203
Rockwood Holdings, Inc.*	21,200	464,492
Sensient Technologies Corp.	20,854	541,161
ShengdaTech, Inc.*(a)	12,400	70,556
Solutia, Inc.*	51,900	713,625
Spartech Corp.	13,388	135,085
Stepan Co.	3,200	187,136
STR Holdings, Inc.*	4,600	76,728
W.R. Grace & Co.*	31,500	752,220
Westlake Chemical Corp.	8,400	172,452
Zep, Inc.	10,213	225,912
Zoltek Cos., Inc.*(a)	12,100	101,035

		8,632,775

Commercial Banks 6.2%
1st Source Corp.	6,340	96,685
Alliance Financial Corp.	1,700	43,299
American National Bankshares, Inc.	2,600	49,114
Ameris Bancorp(a)	5,917	55,266
Ames National Corp.(a)	2,700	49,950
Arrow Financial Corp.	4,120	107,038
Auburn National Bancorp, Inc.(a)	1,300	25,441
Bancfirst Corp.	2,600	104,780
Banco Latinoamericano de Comercio Exterior SA, Class E	11,700	165,672
Bancorp Rhode Island, Inc.	1,600	39,472
Bancorp, Inc.*	6,800	49,708
Bank of Kentucky Financial Corp. (The)(a)	1,600	29,200
Bank of Marin Bancorp	2,500	79,475
Bank of the Ozarks, Inc.	6,516	193,069
Banner Corp.(a)	12,487	36,961
Bar Harbor Bankshares(a)	1,500	40,515
Boston Private Financial Holdings, Inc.	31,965	229,189
Bridge Bancorp, Inc.(a)	3,000	70,740
Bryn Mawr Bank Corp.	2,900	46,429
Camden National Corp.	3,300	95,766
Cape Bancorp, Inc.*	4,800	30,480
Capital City Bank Group, Inc.(a)	5,137	61,541
Cardinal Financial Corp.	12,400	115,692
Cathay General Bancorp	28,813	276,029
Center Bancorp, Inc.(a)	5,047	41,789
Centerstate Banks, Inc.	7,400	81,844
Central Pacific Financial Corp.	19,905	32,246
Century Bancorp, Inc., Class A	1,500	31,605
Chemical Financial Corp.	8,871	187,976
Chicopee Bancorp, Inc.*	2,500	32,375
Citizens & Northern Corp.	4,000	39,640
Citizens Holding Co.(a)	1,600	32,704
Citizens Republic Bancorp, Inc.*	50,701	38,533
City Holding Co.	7,762	243,960
CNB Financial Corp.(a)	3,500	52,360
CoBiz Financial, Inc.	10,174	54,329
Columbia Banking System, Inc.	13,409	254,637
Community Bank System, Inc.	13,909	290,837
Community Trust Bancorp, Inc.	6,711	169,990
CVB Financial Corp.(a)	39,740	380,709
Danvers Bancorp, Inc.	8,100	110,484
Eagle Bancorp, Inc.*	4,800	54,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
East West Bancorp, Inc.	40,000	$657,200
Enterprise Bancorp, Inc.(a)	1,900	19,722
Enterprise Financial Services Corp.(a)	4,800	44,832
Farmers Capital Bank Corp.	2,800	24,808
Financial Institutions, Inc.	4,800	60,480
First Bancorp, Inc.	3,800	53,466
First Bancorp, North Carolina	6,064	93,871
First Bancorp, Puerto Rico	40,410	92,135
First Busey Corp.(a)	17,450	61,947
First California Financial Group, Inc.*	3,200	8,832
First Commonwealth Financial Corp.	36,266	212,519
First Community Bancshares, Inc.	5,220	60,865
First Financial Bancorp	21,646	354,994
First Financial Bankshares, Inc.	9,018	478,405
First Financial Corp.(a)	5,494	151,634
First Merchants Corp.	9,255	62,564
First Midwest Bancorp, Inc.	31,452	414,223
First of Long Island Corp. (The)	2,200	53,306
First South Bancorp, Inc.(a)	3,360	33,936
FirstMerit Corp.	37,610	770,629
FNB Corp.	47,823	339,065
German American Bancorp, Inc.(a)	5,500	81,730
Glacier Bancorp, Inc.	28,663	411,027
Great Southern Bancorp, Inc.(a)	4,700	105,609
Guaranty Bancorp*	22,900	33,205
Hampton Roads Bankshares, Inc.(a)	7,900	15,721
Hancock Holding Co.	12,092	495,046
Harleysville National Corp.	19,175	122,528
Heartland Financial USA, Inc.(a)	5,550	77,422
Heritage Financial Corp.	2,600	36,556
Home Bancorp, Inc.*	3,600	44,388
Home Bancshares, Inc.	6,856	168,520
IBERIABANK Corp.	9,325	498,328
Independent Bank Corp.	8,910	207,603
International Bancshares Corp.	22,220	463,065
Investors Bancorp, Inc.*	19,800	234,234
Lakeland Bancorp, Inc.(a)	8,436	58,040
Lakeland Financial Corp.	7,100	131,705
MainSource Financial Group, Inc.	8,602	47,397
MB Financial, Inc.	21,581	437,663
Merchants Bancshares, Inc.	1,900	39,520
Metro Bancorp, Inc.*	4,500	57,870
MidSouth Bancorp, Inc.	2,300	34,730
Nara Bancorp, Inc.	14,454	132,110
National Bankshares, Inc.(a)	3,000	75,600
National Penn Bancshares, Inc.	59,171	355,026
NBT Bancorp, Inc.	14,974	312,358
Northfield Bancorp, Inc.(a)	8,200	108,568
Northrim BanCorp, Inc.	2,500	40,075
Norwood Financial Corp.	1,100	28,512
Ohio Valley Banc Corp.(a)	1,600	30,848
Old National Bancorp	40,340	485,694
Old Point Financial Corp.(a)	1,300	18,512
Old Second Bancorp, Inc.(a)	5,984	35,425
Oriental Financial Group, Inc.	11,004	125,226
Orrstown Financial Services, Inc.(a)	2,400	75,480
Pacific Capital Bancorp NA(a)	31,211	37,453
Pacific Continental Corp.	6,300	63,945
PacWest Bancorp	12,717	263,878
Park National Corp.(a)	4,841	265,287
Peapack Gladstone Financial Corp.(a)	3,880	41,128
Penns Woods Bancorp, Inc.	1,900	58,463
Peoples Bancorp, Inc.	4,535	58,864
Peoples Financial Corp.	2,800	52,248
Pinnacle Financial Partners, Inc.*	14,500	219,240
Porter Bancorp, Inc.	945	13,249
PremierWest Bancorp(a)	8,805	8,541
PrivateBancorp, Inc.	24,402	331,867
Prosperity Bancshares, Inc.	20,970	845,510
Renasant Corp.	9,193	131,920
Republic Bancorp, Inc., Class A	4,068	67,569
Republic First Bancorp, Inc.*(a)	4,000	17,480
S&T Bancorp, Inc.(a)	10,301	180,473
Sandy Spring Bancorp, Inc.	7,156	85,800
Santander BanCorp*	1,842	22,564
SCBT Financial Corp.	4,949	148,470
Shore Bancshares, Inc.	3,500	46,550
Sierra Bancorp(a)	3,200	32,704
Signature Bank*	18,613	643,638
Simmons First National Corp., Class A	7,343	197,086
Smithtown Bancorp, Inc.	8,638	46,732
South Financial Group, Inc. (The)	66,900	31,115
Southside Bancshares, Inc.	5,487	109,191
Southwest Bancorp, Inc.	6,800	50,932
State Bancorp, Inc.	6,100	44,835
StellarOne Corp.	9,900	103,554
Sterling Bancorp, Class N	8,526	63,519
Sterling Bancshares, Inc.	39,742	203,082
Sterling Financial Corp.*	22,324	16,788
Suffolk Bancorp	4,283	115,470
Sun Bancorp, Inc.*	6,091	23,207
Susquehanna Bancshares, Inc.	40,633	318,969
SVB Financial Group*	18,645	809,007
SY Bancorp, Inc.	4,730	100,229
Texas Capital Bancshares, Inc.*	17,020	286,787
Tompkins Financial Corp.	3,862	151,390
Tower Bancorp, Inc.	2,300	57,776
TowneBank(a)	9,200	98,348
Trico Bancshares	6,024	103,974
Trustmark Corp.	29,120	663,936
UMB Financial Corp.	13,870	548,004
Umpqua Holdings Corp.	40,178	496,600
Union Bankshares Corp.	6,695	86,031
United Bankshares, Inc.(a)	17,765	442,348
United Community Banks, Inc.*	39,377	176,803
United Security Bancshares, Inc.(a)	3,000	44,580
Univest Corp of Pennsylvania	6,280	110,402
Washington Banking Co.	7,000	82,600
Washington Trust Bancorp, Inc.	6,140	104,933
Webster Financial Corp.	31,200	482,664
WesBanco, Inc.	9,600	139,296
West Bancorp, Inc.	7,300	37,230
Westamerica Bancorp.	13,312	739,881
Western Alliance Bancorp*	22,900	117,477
Wilber Corporation. (The)(a)	3,200	21,984
Wilshire Bancorp, Inc.	8,796	81,011
Wintrust Financial Corp.	11,097	385,510
Yadkin Valley Financial Corp.(a)	7,100	28,897

		25,255,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	20,078	$389,915
ACCO Brands Corp.*	23,700	182,490
American Ecology Corp.	7,700	122,045
American Reprographics Co.*	16,000	112,480
Amrep Corp.*	600	8,220
APAC Customer Services, Inc.*	10,600	54,908
ATC Technology Corp.*	8,936	195,430
Bowne & Co., Inc.	14,895	97,860
Cenveo, Inc.*	22,150	159,923
Clean Harbors, Inc.*	9,900	566,874
Consolidated Graphics, Inc.*	4,214	142,223
Cornell Cos., Inc.*	4,600	96,600
Courier Corp.	4,450	62,211
Deluxe Corp.	22,300	415,003
EnergySolutions, Inc.	33,100	276,385
EnerNOC, Inc.*	6,600	205,524
Ennis, Inc.	11,000	165,000
Fuel Tech, Inc.*(a)	9,700	71,101
G&K Services, Inc., Class A	7,922	198,050
Geo Group, Inc. (The)*	21,744	402,264
Healthcare Services Group, Inc.	18,250	374,125
Heritage-Crystal Clean, Inc.*	800	8,720
Herman Miller, Inc.	22,900	386,781
HNI Corp.(a)	19,300	482,886
ICT Group, Inc.*	3,800	60,268
Innerworkings, Inc.*	10,000	57,300
Interface, Inc., Class A	20,655	167,512
Kimball International, Inc., Class B	13,648	107,546
Knoll, Inc.	20,900	235,334
M&F Worldwide Corp.*	4,800	174,192
McGrath Rentcorp	10,406	219,254
Metalico, Inc.*(a)	17,200	84,796
Mine Safety Appliances Co.	11,487	276,722
Mobile Mini, Inc.*	15,129	212,562
Multi-Color Corp.	4,550	53,190
North American Galvanizing & Coating, Inc.*	5,000	25,300
Perma-Fix Environmental Services, Inc.*	25,900	47,656
Rollins, Inc.	19,291	379,647
Schawk, Inc.	6,345	81,724
Standard Parking Corp.*	3,600	58,428
Standard Register Co. (The)	7,251	38,575
Steelcase, Inc., Class A	30,700	217,356
SYKES Enterprises, Inc.*	14,567	349,317
Team, Inc.*	8,000	142,720
Tetra Tech, Inc.*	25,907	586,534
United Stationers, Inc.*	10,301	562,023
Viad Corp.	8,985	177,274
Waste Services, Inc.*	6,699	60,827

		9,553,075

Communications Equipment 2.9%
3Com Corp.*	170,490	1,270,150
Acme Packet, Inc.*	17,500	181,125
ADC Telecommunications, Inc.*	45,200	240,012
ADTRAN, Inc.	25,405	538,586
Airvana, Inc.*	9,100	68,887
Anaren, Inc.*	5,193	66,626
Arris Group, Inc.*	56,575	568,013
Aruba Networks, Inc.*	25,700	267,023
Bel Fuse, Inc., Class B	4,349	82,501
BigBand Networks, Inc.*	20,600	64,684
Black Box Corp.	7,377	202,794
Blue Coat Systems, Inc.*	18,090	445,918
Cogo Group, Inc.*	10,483	66,672
Communications Systems, Inc.	2,300	27,393
Comtech Telecommunications Corp.*	13,070	462,155
DG FastChannel, Inc.*	9,700	264,325
Digi International, Inc.*	10,400	99,840
Emcore Corp.*	46,300	43,985
EMS Technologies, Inc.*	8,000	102,560
Emulex Corp.*	38,240	429,818
Extreme Networks*	38,962	96,236
Globecomm Systems, Inc.*	8,900	64,703
Harmonic, Inc.*	41,884	254,236
Hughes Communications, Inc.*	3,800	98,382
Infinera Corp.*	36,200	247,970
InterDigital, Inc.*	20,050	497,040
Ixia*	12,736	94,501
KVH Industries, Inc.*	7,300	94,900
Loral Space & Communications, Inc.*	4,797	136,571
Netgear, Inc.*	15,030	310,219
Network Equipment Technologies, Inc.*	12,000	53,880
Oplink Communications, Inc.*	8,056	119,632
Opnext, Inc.*	11,800	22,302
Palm, Inc.*(a)	73,285	761,431
Parkervision, Inc.*(a)	12,500	20,000
PC-Tel, Inc.*	8,000	46,480
Plantronics, Inc.	20,941	553,261
Polycom, Inc.*	38,100	854,583
Powerwave Technologies, Inc.*	54,305	74,398
Riverbed Technology, Inc.*	23,700	531,354
Seachange International, Inc.*	14,200	91,874
ShoreTel, Inc.*	18,200	96,642
Sonus Networks, Inc.*	90,650	191,271
Sycamore Networks, Inc.	8,691	168,518
Symmetricom, Inc.*	19,385	98,863
Tekelec*	30,910	463,032
UTStarcom, Inc.*	47,325	102,222
ViaSat, Inc.*	12,723	347,720

		11,985,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Computers & Peripherals 0.8%
3PAR, Inc.*	13,500	$130,545
ActivIdentity Corp.*	18,700	42,636
Adaptec, Inc.*	54,030	164,251
Avid Technology, Inc.*	12,900	162,927
Compellent Technologies, Inc.*	8,200	163,016
Cray, Inc.*	14,300	67,496
Electronics for Imaging, Inc.*	21,333	247,250
Imation Corp.	12,700	113,538
Immersion Corp.*	12,200	54,046
Intermec, Inc.*	27,291	362,152
Intevac, Inc.*	10,600	150,838
Isilon Systems, Inc.*	10,700	66,233
Netezza Corp.*	20,100	182,709
Novatel Wireless, Inc.*	15,304	114,474
Quantum Corp.*	97,402	249,349
Rimage Corp.*	3,900	58,149
Silicon Graphics International Corp.*	14,945	119,709
STEC, Inc.*(a)	11,000	154,220
Stratasys, Inc.*	9,600	220,800
Super Micro Computer, Inc.*	9,900	122,463
Synaptics, Inc.*(a)	15,535	393,191

		3,339,992

Construction & Engineering 0.9%
Argan, Inc.*	2,900	41,180
Comfort Systems USA, Inc.	16,475	193,252
Dycom Industries, Inc.*	17,296	141,308
EMCOR Group, Inc.*	28,420	683,785
Furmanite Corp.*	15,800	51,350
Granite Construction, Inc.	14,905	460,267
Great Lakes Dredge & Dock Corp.	16,800	99,288
Insituform Technologies, Inc., Class A*	16,882	345,744
Integrated Electrical Services, Inc.*	3,200	16,448
Layne Christensen Co.*	8,240	208,719
MasTec, Inc.*	22,146	272,174
Michael Baker Corp.*	3,300	128,733
MYR Group, Inc.*	7,600	120,536
Northwest Pipe Co.*	4,100	98,072
Orion Marine Group, Inc.*	11,700	221,481
Pike Electric Corp.*	7,300	63,656
Primoris Services Corp.(a)	3,000	24,360
Sterling Construction Co., Inc.*	6,300	119,826
Tutor Perini Corp.*	10,983	209,336

		3,499,515

Construction Materials 0.1%
Headwaters, Inc.*	26,444	145,178
Texas Industries, Inc.(a)	10,858	368,520
U.S. Concrete, Inc.*	14,600	13,140
United States Lime & Minerals, Inc.*	700	27,615

		554,453

Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	18,480	89,259
Cardtronics, Inc.*	6,000	65,340
Cash America International, Inc.	13,554	509,495
CompuCredit Holdings Corp.*	7,151	23,884
Credit Acceptance Corp.*(a)	2,468	131,347
Dollar Financial Corp.*	10,400	234,520
EZCORP, Inc., Class A*	21,000	381,360
First Cash Financial Services, Inc.*	10,105	230,697
First Marblehead Corp. (The)*	27,200	58,208
Nelnet, Inc., Class A	8,700	145,203
QC Holdings, Inc.	2,400	14,760
Rewards Network, Inc.	2,700	34,830
World Acceptance Corp.*(a)	7,634	308,337

		2,227,240

Containers & Packaging 0.5%
AEP Industries, Inc.*	2,800	97,748
Boise, Inc.*	12,300	63,468
Bway Holding Co.*	3,300	56,298
Graphic Packaging Holding Co.*	46,200	156,156
Myers Industries, Inc.	14,500	132,530
Rock-Tenn Co., Class A	17,333	739,946
Silgan Holdings, Inc.	12,296	637,547

		1,883,693

Distributors 0.0%
Audiovox Corp., Class A*	7,588	50,460
Core-Mark Holding Co., Inc.*	4,100	122,262

		172,722

Diversified Consumer Services 1.2%
American Public Education, Inc.*	8,600	328,004
Bridgepoint Education, Inc.*	6,500	94,705
Capella Education Co.*	6,500	476,970
ChinaCast Education Corp.*	13,000	86,320
Coinstar, Inc.*	14,038	362,602
Corinthian Colleges, Inc.*	36,700	513,800
CPI Corp.	2,100	28,266
Grand Canyon Education, Inc.*	6,700	133,799
Jackson Hewitt Tax Service, Inc.(a)	16,700	45,758
K12, Inc.*(a)	9,700	193,903
Learning Tree International, Inc.*	3,600	39,672
Lincoln Educational Services Corp.*	5,200	107,744
Mac-Gray Corp.*	4,800	43,008
Matthews International Corp., Class A	12,832	434,363
Nobel Learning Communities, Inc.*	1,500	10,110
Pre-Paid Legal Services, Inc.*(a)	3,450	137,551
Princeton Review, Inc.*	6,400	27,072
Regis Corp.	26,475	421,747
Sotheby’s	29,098	676,238
Steiner Leisure Ltd.*	6,100	243,024
Stewart Enterprises, Inc., Class A	36,072	182,885
Universal Technical Institute, Inc.*	9,168	168,416

		4,755,957

Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	6,545	38,092
California First National Bancorp	500	6,455
Compass Diversified Holdings	10,200	119,544
Encore Capital Group, Inc.*	5,900	93,043
Financial Federal Corp.	11,223	305,939
Life Partners Holdings, Inc.(a)	2,800	55,664
MarketAxess Holdings, Inc.*	14,000	190,820
Medallion Financial Corp.	6,400	51,392
NewStar Financial, Inc.*	10,400	45,240
PHH Corp.*	22,520	392,749
Pico Holdings, Inc.*	9,300	291,927
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Diversified Financial Services (continued)
Portfolio Recovery Associates, Inc.*(a)	6,522	$297,273
Primus Guaranty Ltd.*	9,100	29,757
Resource America, Inc., Class A	4,505	17,254

		1,935,149

Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	5,500	322,520
Alaska Communications Systems Group, Inc.	21,900	178,485
Atlantic Tele-Network, Inc.	3,800	184,034
Aviat Networks, Inc.*	28,650	205,993
Cbeyond, Inc.*	11,775	146,716
Cincinnati Bell, Inc.*	89,679	260,966
Cogent Communications Group, Inc.*	20,900	228,228
Consolidated Communications Holdings, Inc.	11,598	198,674
General Communication, Inc., Class A*	19,548	115,920
Global Crossing Ltd.*	12,800	178,816
HickoryTech Corp.	5,300	45,050
inContact, Inc.*	13,900	41,700
Iowa Telecommunications Services, Inc.	14,400	235,584
Neutral Tandem, Inc.*	15,700	242,722
PAETEC Holding Corp.*	53,500	169,595
Premiere Global Services, Inc.*	26,675	215,534
SureWest Communications*	5,900	52,805

		3,023,342

Electric Utilities 1.2%
Allete, Inc.	12,360	386,868
Central Vermont Public Service Corp.	5,900	115,876
Cleco Corp.	27,832	721,406
El Paso Electric Co.*	18,931	364,422
Empire District Electric Co. (The)	17,476	321,733
IDACORP, Inc.	21,714	680,734
MGE Energy, Inc.	9,723	325,040
PNM Resources, Inc.	40,700	473,341
Portland General Electric Co.	34,700	676,650
UIL Holdings Corp.	12,513	339,978
Unisource Energy Corp.	14,064	432,327
Unitil Corp.	4,400	95,788

		4,934,163

Electrical Equipment 2.1%
A.O. Smith Corp.	9,209	392,119
Acuity Brands, Inc.	19,251	688,801
Advanced Battery Technologies, Inc.*(a)	28,200	103,776
American Superconductor Corp.*(a)	19,636	746,561
AZZ, Inc.	5,900	177,472
Baldor Electric Co.	19,979	493,082
Belden, Inc.	20,052	457,787
Brady Corp., Class A	20,589	581,845
Broadwind Energy, Inc.*	14,400	81,936
Chase Corp.	2,300	27,945
China BAK Battery, Inc.*(a)	23,200	52,896
Encore Wire Corp.	8,646	173,007
Ener1, Inc.*(a)	20,400	82,416
Energy Conversion Devices, Inc.*(a)	18,285	166,576
EnerSys*	18,885	368,069
Evergreen Solar, Inc.*(a)	82,910	119,390
Franklin Electric Co., Inc.	9,891	257,463
FuelCell Energy, Inc.*(a)	32,643	92,053
Fushi Copperweld, Inc.*	6,600	60,852
GrafTech International Ltd.*	54,716	687,233
GT Solar International, Inc.*(a)	13,200	75,900
Harbin Electric, Inc.*(a)	6,000	101,880
II-VI, Inc.*	10,984	293,712
LaBarge, Inc.*	5,200	57,096
LSI Industries, Inc.	8,175	48,723
Microvision, Inc.*(a)	34,000	65,960
Orion Energy Systems, Inc.*(a)	9,100	43,316
Polypore International, Inc.*	9,600	128,928
Powell Industries, Inc.*	4,083	119,265
Power-One, Inc.*(a)	32,900	104,293
PowerSecure International, Inc.*	7,400	48,692
Preformed Line Products Co.	1,000	36,050
Regal-Beloit Corp.	15,536	736,406
Satcon Technology Corp.*(a)	25,900	59,570
Ultralife Corp.*(a)	8,200	31,488
Valence Technology, Inc.*(a)	22,600	19,436
Vicor Corp.*	8,188	70,908
Woodward Governor Co.	26,000	661,180

		8,514,082

Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.	5,685	47,754
Anixter International, Inc.*	13,715	571,641
Benchmark Electronics, Inc.*	27,865	507,700
Brightpoint, Inc.*	24,760	144,598
Checkpoint Systems, Inc.*	17,108	274,412
China Security & Surveillance Technology, Inc.*(a)	21,200	153,276
Cogent, Inc.*	21,000	216,930
Cognex Corp.	17,379	284,494
Coherent, Inc.*	10,400	308,672
Comverge, Inc.*	9,500	93,290
CPI International, Inc.*	3,200	35,840
CTS Corp.	14,337	109,105
Daktronics, Inc.(a)	14,672	114,588
DDi Corp.*	5,500	23,705
DTS, Inc.*	8,412	238,060
Echelon Corp.*(a)	13,787	117,052
Electro Rent Corp.	7,900	92,351
Electro Scientific Industries, Inc.*	12,054	135,125
FARO Technologies, Inc.*	7,200	130,104
ICx Technologies, Inc.*(a)	6,900	47,334
Insight Enterprises, Inc.*	20,262	233,216
IPG Photonics Corp.*	10,600	152,640
L-1 Identity Solutions, Inc.*	35,048	262,509
Littelfuse, Inc.*	9,566	287,554
Maxwell Technologies, Inc.*	9,600	140,160
Measurement Specialties, Inc.*	6,331	75,465
Mercury Computer Systems, Inc.*	9,953	118,839
Methode Electronics, Inc.	18,100	198,919
MTS Systems Corp.	7,156	184,124
Multi-Fineline Electronix, Inc.*	4,100	97,867
Newport Corp.*	15,845	134,841
OSI Systems, Inc.*	7,476	197,890
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.*	4,300	$24,897
Park Electrochemical Corp.	8,963	235,279
PC Connection, Inc.*	4,100	26,240
PC Mall, Inc.*	4,800	24,528
Plexus Corp.*	16,904	574,905
RadiSys Corp.*	10,260	77,053
RAE Systems, Inc.*	22,000	17,820
Rofin-Sinar Technologies, Inc.*	12,784	279,842
Rogers Corp.*	6,653	159,273
ScanSource, Inc.*	11,120	314,251
Smart Modular Technologies (WWH), Inc.*	15,600	94,848
Spectrum Control, Inc.*	5,100	52,632
SYNNEX Corp.*	9,300	246,171
Technitrol, Inc.	17,731	79,435
TTM Technologies, Inc.*	18,971	196,350
Universal Display Corp.*(a)	12,500	140,875
X-Rite, Inc.*	14,400	35,856
Zygo Corp.*	5,900	62,481

		8,372,791

Energy Equipment & Services 1.7%
Allis-Chalmers Energy, Inc.*	22,900	83,585
Basic Energy Services, Inc.*	10,100	94,839
Bolt Technology Corp.*	3,700	37,000
Boots & Coots, Inc.*	33,400	51,436
Bristow Group, Inc.*	15,409	550,101
Bronco Drilling Co., Inc.*	12,800	64,256
Cal Dive International, Inc.*	19,812	139,476
CARBO Ceramics, Inc.	8,399	553,662
Complete Production Services, Inc.*	25,400	318,262
Dawson Geophysical Co.*	4,200	91,098
Dril-Quip, Inc.*	13,296	697,907
ENGlobal Corp.*	7,200	22,104
Geokinetics, Inc.*	2,300	22,540
Global Industries Ltd.*	43,400	302,498
Gulf Island Fabrication, Inc.	5,187	90,565
Gulfmark Offshore, Inc.*	9,540	234,207
Hercules Offshore, Inc.*	53,800	209,820
Hornbeck Offshore Services, Inc.*	11,010	236,825
ION Geophysical Corp.*	44,986	213,684
Key Energy Services, Inc.*	56,600	547,322
Lufkin Industries, Inc.	6,464	409,688
Matrix Service Co.*	11,100	111,999
Natural Gas Services Group, Inc.*	5,500	86,405
Newpark Resources, Inc.*	39,184	156,344
OYO Geospace Corp.*	1,700	63,699
Parker Drilling Co.*	51,212	246,330
PHI, Inc., Non-Voting Shares*	6,000	116,760
Pioneer Drilling Co.*	20,245	160,948
RPC, Inc.	12,551	155,005
SulphCo, Inc.*(a)	21,400	9,844
Superior Well Services, Inc.*	8,700	137,721
T-3 Energy Services, Inc.*	5,300	119,515
TETRA Technologies, Inc.*	32,100	335,766
TGC Industries, Inc.*	5,200	20,852
Union Drilling, Inc.*	4,600	33,442
Vantage Drilling Co.*	25,200	35,532
Willbros Group, Inc.*	16,800	256,872

		7,017,909

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	8,630	232,837
Arden Group, Inc., Class A	368	37,437
Casey’s General Stores, Inc.	23,180	711,162
Diedrich Coffee, Inc.*	1,100	38,060
Great Atlantic & Pacific Tea Co.*(a)	14,356	107,527
Ingles Markets, Inc., Class A	5,452	77,200
Nash Finch Co.	5,635	194,408
Pantry, Inc. (The)*	11,175	150,527
PriceSmart, Inc.	7,400	148,074
Ruddick Corp.	19,853	562,833
Spartan Stores, Inc.	11,400	154,356
Susser Holdings Corp.*	3,300	29,106
United Natural Foods, Inc.*	18,672	506,198
Village Super Market, Inc., Class A	2,600	67,600
Weis Markets, Inc.	4,883	173,395
Winn-Dixie Stores, Inc.*	23,200	235,016

		3,425,736

Food Products 1.4%
AgFeed Industries, Inc.*(a)	13,000	58,370
Alico, Inc.(a)	1,400	35,896
American Dairy, Inc.*(a)	4,400	101,860
American Italian Pasta Co., Class A*	9,800	335,748
B&G Foods, Inc., Class A	13,000	116,740
Calavo Growers, Inc.(a)	4,400	73,744
Cal-Maine Foods, Inc.(a)	5,600	182,840
Chiquita Brands International, Inc.*	20,775	304,769
Darling International, Inc.*	35,000	272,650
Diamond Foods, Inc.	7,900	283,768
Dole Food Co., Inc.*(a)	14,000	161,000
Farmer Bros Co.	2,700	46,413
Fresh Del Monte Produce, Inc.*	17,900	363,907
Griffin Land & Nurseries, Inc.	1,300	35,919
Hain Celestial Group, Inc. (The)*	19,193	306,896
Harbinger Group, Inc.*	3,500	24,990
HQ Sustainable Maritime Industries, Inc.*	6,800	47,872
Imperial Sugar Co.	6,200	101,618
J&J Snack Foods Corp.	6,184	258,553
Lancaster Colony Corp.	8,102	441,964
Lance, Inc.	11,716	260,564
Lifeway Foods, Inc.*(a)	2,000	23,900
Omega Protein Corp.*	8,000	34,400
Overhill Farms, Inc.*	6,700	29,547
Sanderson Farms, Inc.	9,259	432,858
Seneca Foods Corp., Class A*	4,200	113,400
Smart Balance, Inc.*	27,600	153,456
Synutra International, Inc.*(a)	8,400	112,896
Tootsie Roll Industries, Inc.	10,576	275,294
TreeHouse Foods, Inc.*	14,520	562,505
Zhongpin, Inc.*	11,100	135,420

		5,689,757

Gas Utilities 1.2%
Chesapeake Utilities Corp.	3,872	114,766
Laclede Group, Inc.(The)	9,700	312,922
New Jersey Resources Corp.	19,237	701,958
Nicor, Inc.	20,087	813,925
Northwest Natural Gas Co.	11,316	490,775
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc.	33,400	$857,378
South Jersey Industries, Inc.	13,804	529,107
Southwest Gas Corp.	19,086	528,110
WGL Holdings, Inc.	22,895	726,459

		5,075,400

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.*	9,000	216,720
ABIOMED, Inc.*	13,211	104,631
Accuray, Inc.*	16,900	100,386
AGA Medical Holdings, Inc.*	5,000	71,650
Align Technology, Inc.*	24,992	468,600
Alphatec Holdings, Inc.*	11,800	52,156
American Medical Systems Holdings, Inc.*	33,716	647,347
Analogic Corp.	6,084	243,360
AngioDynamics, Inc.*	10,600	170,130
Atrion Corp.	600	84,702
ATS Medical, Inc.*	19,800	51,678
Bovie Medical Corp.*(a)	8,200	55,760
Cantel Medical Corp.	6,400	123,392
Cardiac Science Corp.*	8,200	21,320
Cardiovascular Systems, Inc.*	4,800	20,016
Conceptus, Inc.*	13,400	260,094
CONMED Corp.*	12,329	265,197
CryoLife, Inc.*	10,600	66,674
Cutera, Inc.*	5,500	48,565
Cyberonics, Inc.*	13,039	244,351
Cynosure, Inc., Class A*	4,200	42,588
Delcath Systems, Inc.*	17,000	73,270
DexCom, Inc.*	22,000	199,320
Electro-Optical Sciences, Inc.*(a)	11,200	102,144
Endologix, Inc.*	20,600	94,348
EnteroMedics, Inc.*	5,800	3,393
ev3, Inc.*	31,848	464,344
Exactech, Inc.*	3,300	53,295
Greatbatch, Inc.*	11,320	222,438
Haemonetics Corp.*	11,779	666,809
Hansen Medical, Inc.*(a)	12,100	29,403
HeartWare International, Inc.*	2,300	88,895
Home Diagnostics, Inc.*	4,600	28,152
ICU Medical, Inc.*	6,250	217,375
Immucor, Inc.*	30,546	566,628
Insulet Corp.*	15,400	209,902
Integra LifeSciences Holdings Corp.*	7,880	302,592
Invacare Corp.	12,149	304,211
IRIS International, Inc.*	7,600	78,660
Kensey Nash Corp.*	3,682	89,178
MAKO Surgical Corp.*(a)	9,100	104,468
Masimo Corp.*	21,800	605,168
Medical Action Industries, Inc.*	6,400	86,848
Meridian Bioscience, Inc.	17,075	342,183
Merit Medical Systems, Inc.*	12,232	218,097
Micrus Endovascular Corp.*	6,600	110,748
Natus Medical, Inc.*	12,100	164,197
Neogen Corp.*	8,400	178,500
NuVasive, Inc.*(a)	16,700	460,920
NxStage Medical, Inc.*(a)	10,100	81,911
OraSure Technologies, Inc.*	19,573	100,214
Orthofix International NV*	7,200	216,936
Orthovita, Inc.*	27,900	101,556
Palomar Medical Technologies, Inc.*	8,235	75,762
Quidel Corp.*	12,800	169,984
Rochester Medical Corp.*	4,200	50,820
Rockwell Medical Technologies, Inc.*(a)	7,000	49,280
RTI Biologics, Inc.*	23,300	73,628
Sirona Dental Systems, Inc.*	7,500	241,275
Somanetics Corp.*	5,400	85,590
SonoSite, Inc.*	8,290	225,737
Spectranetics Corp.*	14,000	96,460
Stereotaxis, Inc.*(a)	11,500	46,690
STERIS Corp.	26,690	696,075
SurModics, Inc.*(a)	6,458	129,160
Symmetry Medical, Inc.*	15,900	141,828
Synovis Life Technologies, Inc.*	6,500	82,745
Thoratec Corp.*	25,667	727,659
TomoTherapy, Inc.*	17,700	71,685
TranS1, Inc.*	5,400	17,496
Utah Medical Products, Inc.	1,400	39,284
Vascular Solutions, Inc.*	7,800	63,102
Volcano Corp.*	22,300	441,763
West Pharmaceutical Services, Inc.	13,992	508,329
Wright Medical Group, Inc.*	17,852	319,194
Young Innovations, Inc.	2,700	62,073
Zoll Medical Corp.*	9,912	275,950

		14,616,989

Health Care Providers & Services 3.7%
Air Methods Corp.*	4,300	131,451
Alliance HealthCare Services, Inc.*	11,000	55,330
Allied Healthcare International, Inc.*	22,400	59,808
Almost Family, Inc.*(a)	4,000	145,440
Amedisys, Inc.*(a)	12,155	667,917
America Service Group, Inc.	3,500	53,830
American Caresource Holdings, Inc.*	6,000	13,980
American Dental Partners, Inc.*	5,600	70,840
AMERIGROUP Corp.*	24,200	615,890
AMN Healthcare Services, Inc.*	14,466	125,854
Amsurg Corp.*	13,078	276,077
Assisted Living Concepts, Inc., Class A*	4,300	111,069
Bio-Reference Labs, Inc.*	5,800	219,240
BioScrip, Inc.*	17,100	124,317
Capital Senior Living Corp.*	9,500	47,880
CardioNet, Inc.*	12,600	76,356
Catalyst Health Solutions, Inc.*	15,753	619,565
Centene Corp.*	20,434	393,355
Chemed Corp.	9,545	443,843
Chindex International, Inc.*	5,700	70,623
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Health Care Providers & Services (continued)
Clarient, Inc.*	12,700	$28,702
Continucare Corp.*	15,900	76,956
CorVel Corp.*	3,350	101,036
Cross Country Healthcare, Inc.*	13,585	123,080
Emergency Medical Services Corp., Class A*	13,300	698,383
Emeritus Corp.*(a)	8,500	154,700
Ensign Group, Inc. (The)	5,200	88,868
Genoptix, Inc.*	8,100	263,736
Gentiva Health Services, Inc.*	12,649	323,055
Hanger Orthopedic Group, Inc.*	12,200	198,372
Health Grades, Inc.*	11,300	49,042
HealthSouth Corp.*	42,400	763,624
Healthspring, Inc.*	21,300	370,407
Healthways, Inc.*	14,346	244,743
HMS Holdings Corp.*	11,900	536,571
inVentiv Health, Inc.*	14,700	225,939
IPC The Hospitalist Co., Inc.*	6,900	234,531
Kindred Healthcare, Inc.*	18,321	309,808
Landauer, Inc.	4,137	244,662
LCA-Vision, Inc.*	9,600	55,872
LHC Group, Inc.*	6,700	206,293
Magellan Health Services, Inc.*	14,660	578,777
Medcath Corp.*	6,375	43,286
Metropolitan Health Networks, Inc.*	16,100	36,225
Molina Healthcare, Inc.*	5,934	132,031
MWI Veterinary Supply, Inc.*	4,800	181,152
National HealthCare Corp.	3,300	121,176
National Research Corp.	500	10,055
Nighthawk Radiology Holdings, Inc.*	9,000	35,730
NovaMed, Inc.*(a)	10,200	42,126
Odyssey HealthCare, Inc.*	15,923	233,750
Owens & Minor, Inc.	19,018	762,432
PharMerica Corp.*	12,809	208,531
Providence Service Corp. (The)*	4,775	61,311
PSS World Medical, Inc.*	27,391	562,063
Psychiatric Solutions, Inc.*	25,744	567,655
RadNet, Inc.*	12,100	26,620
RehabCare Group, Inc.*	11,460	333,028
Res-Care, Inc.*	12,945	116,634
Select Medical Holdings Corp.*	13,100	129,821
Skilled Healthcare Group, Inc., Class A*	11,300	73,902
Sun Healthcare Group, Inc.*	18,500	161,690
Sunrise Senior Living, Inc.*	20,673	61,399
Triple-S Management Corp., Class B*	8,600	142,674
U.S. Physical Therapy, Inc.*	4,900	76,734
Universal American Corp.*	11,290	150,834
Virtual Radiologic Corp.*	2,700	28,566
WellCare Health Plans, Inc.*	18,600	579,948

		15,079,195

Health Care Technology 0.7%
AMICAS, Inc.*	14,200	76,254
athenahealth, Inc.*	15,300	601,902
Computer Programs & Systems, Inc.	4,795	180,436
Eclipsys Corp.*	23,937	399,269
MedAssets, Inc.*	17,200	348,128
Medidata Solutions, Inc.*	4,100	68,388
MedQuist, Inc.	3,300	22,539
Merge Healthcare, Inc.*	12,600	32,760
Omnicell, Inc.*	13,300	159,334
Phase Forward, Inc.*	18,400	269,008
Quality Systems, Inc.	10,654	549,107
Transcend Services, Inc.*	2,900	54,404
Vital Images, Inc.*	6,565	93,354

		2,854,883

Hotels, Restaurants & Leisure 2.5%
AFC Enterprises, Inc.*	10,575	86,715
Ambassadors Group, Inc.	8,200	92,906
Ameristar Casinos, Inc.	11,292	167,235
Bally Technologies, Inc.*	24,157	958,308
Benihana, Inc., Class A*	5,200	22,932
BJ’s Restaurants, Inc.*	9,600	202,944
Bluegreen Corp.*	6,200	15,128
Bob Evans Farms, Inc.	13,159	367,268
Buffalo Wild Wings, Inc.*	8,430	394,608
California Pizza Kitchen, Inc.*	9,920	136,896
Caribou Coffee Co., Inc.*(a)	3,900	28,197
Carrols Restaurant Group, Inc.*	4,500	28,395
CEC Entertainment, Inc.*	9,848	326,855
Cheesecake Factory, Inc. (The)*	27,200	575,008
Churchill Downs, Inc.	4,200	152,460
CKE Restaurants, Inc.	20,797	173,863
Cracker Barrel Old Country Store, Inc.	9,900	365,904
Denny’s Corp.*	42,300	102,366
DineEquity, Inc.*(a)	7,660	174,188
Domino’s Pizza, Inc.*	17,960	202,948
Dover Downs Gaming & Entertainment, Inc.	6,043	21,151
Einstein Noah Restaurant Group, Inc.*	2,100	24,717
Frisch’s Restaurants, Inc.	800	19,160
Gaylord Entertainment Co.*	16,936	325,849
Great Wolf Resorts, Inc.*	11,900	27,489
Interval Leisure Group, Inc.*	17,800	226,416
Isle of Capri Casinos, Inc.*	6,651	53,541
Jack in the Box, Inc.*	24,840	484,628
Krispy Kreme Doughnuts, Inc.*	25,663	72,370
Lakes Entertainment, Inc.*	9,800	24,402
Landry’s Restaurants, Inc.*	2,614	54,214
Life Time Fitness, Inc.*(a)	17,500	419,125
Luby’s, Inc.*	8,900	30,527
Marcus Corp.	8,734	97,646
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,000	49,620
Monarch Casino & Resort, Inc.*	3,930	28,100
Morgans Hotel Group Co.*	10,100	40,501
Multimedia Games, Inc.*	12,900	63,597
O’Charleys, Inc.*	7,425	54,945
Orient-Express Hotels Ltd., Class A*	32,800	320,128
P.F. Chang’s China Bistro, Inc.*(a)	11,085	427,881
Papa John’s International, Inc.*	9,624	227,126
Peet’s Coffee & Tea, Inc.*	5,582	182,531
Pinnacle Entertainment, Inc.*	26,396	215,391
Red Lion Hotels Corp.*	7,000	41,510
Red Robin Gourmet Burgers, Inc.*	6,959	128,254
Ruby Tuesday, Inc.*	27,060	186,985
Ruth’s Hospitality Group, Inc.*	13,100	36,549
Shuffle Master, Inc.*	22,865	203,270
Sonic Corp.*	27,510	231,909
Speedway Motorsports, Inc.	5,745	95,482
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Hotels, Restaurants & Leisure (continued)
Steak N Shake Co. (The)	603	$193,708
Texas Roadhouse, Inc., Class A*	21,975	255,569
Town Sports International Holdings, Inc.*	7,500	17,700
Universal Travel Group*	4,100	36,982
Vail Resorts, Inc.*	13,608	458,590
Youbet.com, Inc.*	14,900	41,422

		9,994,109

Household Durables 1.3%
American Greetings Corp., Class A	18,200	336,336
Beazer Homes USA, Inc.*	29,900	116,610
Blyth, Inc.	2,530	71,068
Brookfield Homes Corp.*(a)	4,247	30,833
Cavco Industries, Inc.*	2,700	96,768
CSS Industries, Inc.	3,205	55,543
Ethan Allen Interiors, Inc.	12,000	173,880
Furniture Brands International, Inc.*	18,235	94,093
Helen of Troy Ltd.*	13,900	327,623
Hooker Furniture Corp.	4,475	56,877
Hovnanian Enterprises, Inc., Class A*(a)	26,500	96,460
iRobot Corp.*(a)	8,300	131,140
La-Z-Boy, Inc., Class Z	21,900	222,285
M/I Homes, Inc.*	8,192	84,541
Meritage Homes Corp.*	14,600	326,894
National Presto Industries, Inc.	2,081	238,316
NIVS IntelliMedia Technology Group, Inc.*	2,400	8,712
Ryland Group, Inc.	19,900	442,974
Sealy Corp.*	23,300	69,434
Skyline Corp.	2,918	53,429
Standard Pacific Corp.*	48,300	175,329
Stanley Furniture Co., Inc.	4,300	41,925
Tempur-Pedic International, Inc.*	33,900	843,771
Tupperware Brands Corp.	27,738	1,177,755
Universal Electronics, Inc.*	5,556	132,066

		5,404,662

Household Products 0.1%
Central Garden and Pet Co., Class A*	27,212	239,193
Oil-Dri Corp of America	2,200	34,936
Orchids Paper Products Co.*	2,200	40,546
WD-40 Co.	6,927	213,144

		527,819

Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.*(a)	27,300	33,579

Industrial Conglomerates 0.3%
Otter Tail Corp.	15,540	335,664
Raven Industries, Inc.	7,080	202,346
Seaboard Corp.	146	179,580
Standex International Corp.	5,454	124,406
Tredegar Corp.	13,506	218,527
United Capital Corp.*	700	16,555

		1,077,078

Information Technology Services 2.2%
Acxiom Corp.*	28,900	444,482
CACI International, Inc., Class A*	13,700	657,189
Cass Information Systems, Inc.	3,570	107,457
China Information Security Technology, Inc.*(a)	14,300	69,641
CIBER, Inc.*	29,254	94,490
Computer Task Group, Inc.*	6,400	45,120
CSG Systems International, Inc.*	16,487	320,013
CyberSource Corp.*	30,746	555,888
Dynamics Research Corp.*	3,400	38,148
Echo Global Logistics, Inc.*	1,100	13,277
eLoyalty Corp.*(a)	3,500	21,630
Euronet Worldwide, Inc.*	20,808	424,899
ExlService Holdings, Inc.*	6,600	119,790
Forrester Research, Inc.*	7,681	208,078
Gartner, Inc.*	28,926	619,016
Global Cash Access Holdings, Inc.*	17,200	139,320
Hackett Group, Inc. (The)*	16,400	38,048
Heartland Payment Systems, Inc.	16,400	234,028
iGate Corp.	9,300	93,930
infoGROUP, Inc.*	14,400	111,024
Information Services Group, Inc.*	9,500	34,485
Integral Systems, Inc.*	8,002	59,375
Lionbridge Technologies, Inc.*	31,200	72,384
Mantech International Corp., Class A*	9,296	445,371
MAXIMUS, Inc.	7,322	350,431
MoneyGram International, Inc.*	34,200	102,600
NCI, Inc., Class A*	3,500	104,300
Ness Technologies, Inc.*	16,475	91,272
Online Resources Corp.*	10,800	52,164
RightNow Technologies, Inc.*	9,100	145,509
Sapient Corp.*	37,162	288,006
SRA International, Inc., Class A*	17,800	306,516
StarTek, Inc.*	5,100	37,740
Syntel, Inc.	5,440	182,893
TeleTech Holdings, Inc.*	13,811	262,961
Tier Technologies, Inc., Class B*	7,200	55,440
TNS, Inc.*	11,800	270,220
Unisys Corp.*	18,390	531,287
VeriFone Holdings, Inc.*	31,700	563,943
Virtusa Corp.*	6,500	57,915
Wright Express Corp.*	16,475	483,706

		8,853,986

Insurance 3.1%
Ambac Financial Group, Inc.(a)	114,700	79,143
American Equity Investment Life Holding Co.	27,085	198,804
American Physicians Capital, Inc.	4,700	130,472
American Physicians Service Group, Inc.	2,700	61,857
American Safety Insurance Holdings Ltd.*	5,200	71,500
AMERISAFE, Inc.*	9,600	166,080
Amtrust Financial Services, Inc.	9,600	114,912
Argo Group International Holdings Ltd.*	13,462	359,974
Assured Guaranty Ltd.	54,200	1,228,172
Baldwin & Lyons, Inc., Class B	3,581	85,192
Citizens, Inc.*(a)	13,700	88,365
CNA Surety Corp.*	7,200	100,800
Conseco, Inc.*	114,000	542,640
Crawford & Co., Class B*	10,120	35,116
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Insurance (continued)
Delphi Financial Group, Inc., Class A	19,459	$394,045
Donegal Group, Inc., Class A	4,988	73,573
Eastern Insurance Holdings, Inc.	4,000	33,720
eHealth, Inc.*	10,500	191,100
EMC Insurance Group, Inc.	2,170	44,876
Employers Holdings, Inc.	19,660	260,102
Enstar Group Ltd.*	3,000	194,670
FBL Financial Group, Inc., Class A	5,647	101,307
First Acceptance Corp.*(a)	7,400	14,208
First Mercury Financial Corp.	6,100	79,971
Flagstone Reinsurance Holdings Ltd.	17,900	187,413
FPIC Insurance Group, Inc.*	3,750	142,312
Greenlight Capital Re Ltd., Class A*	11,800	284,970
Hallmark Financial Services*	3,600	28,260
Harleysville Group, Inc.	5,858	189,213
Hilltop Holdings, Inc.*	16,662	188,614
Horace Mann Educators Corp.	16,659	199,741
Independence Holding Co.	1,360	11,057
Infinity Property & Casualty Corp.	5,785	229,433
Kansas City Life Insurance Co.	1,800	48,600
Maiden Holdings Ltd.	21,000	142,590
Max Capital Group Ltd.	19,500	439,140
Meadowbrook Insurance Group, Inc.	25,335	171,011
Mercer Insurance Group, Inc.	2,400	40,800
Montpelier Re Holdings Ltd.	39,600	668,844
National Financial Partners Corp.*	17,401	147,038
National Interstate Corp.	2,600	46,800
National Western Life Insurance Co., Class A	976	158,600
Navigators Group, Inc.*	4,992	213,009
NYMAGIC, Inc.	2,000	31,400
Phoenix Cos., Inc. (The)*	50,876	119,559
Platinum Underwriters Holdings Ltd.	23,100	837,606
PMA Capital Corp., Class A*	13,623	82,010
Presidential Life Corp.	9,081	82,001
ProAssurance Corp.*	14,317	726,731
RLI Corp.	7,914	407,254
Safety Insurance Group, Inc.	5,305	185,675
SeaBright Insurance Holdings, Inc.*	9,800	99,764
Selective Insurance Group	23,168	358,409
State Auto Financial Corp.	6,200	97,402
Stewart Information Services Corp.	7,702	79,023
Tower Group, Inc.	20,705	457,581
United America Indemnity Ltd., Class A*	15,220	107,910
United Fire & Casualty Co.	9,717	163,440
Universal Insurance Holdings, Inc.	9,000	53,190
Zenith National Insurance Corp.	15,152	422,741

		12,499,740

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	11,446	23,693
Blue Nile, Inc.*	5,403	278,525
Drugstore.Com, Inc.*	37,600	106,784
Gaiam, Inc., Class A*	7,800	50,310
HSN, Inc.*	17,100	327,294
NutriSystem, Inc.(a)	14,300	291,148
Orbitz Worldwide, Inc.*	15,400	94,556
Overstock.com, Inc.*(a)	6,900	81,834
PetMed Express, Inc.(a)	11,400	210,102
Shutterfly, Inc.*	9,200	145,544
Stamps.com, Inc.*	4,616	40,805
US Auto Parts Network, Inc.*	5,800	34,220
Vitacost.com, Inc.*	3,700	36,630

		1,721,445

Internet Software & Services 1.8%
Ancestry.com, Inc.*	2,200	30,536
Archipelago Learning, Inc.*	2,300	41,078
Art Technology Group, Inc.*	53,900	241,472
comScore, Inc.*	9,200	124,844
Constant Contact, Inc.*(a)	11,500	202,860
DealerTrack Holdings, Inc.*	16,000	287,520
Dice Holdings, Inc.*	6,700	38,257
Digital River, Inc.*	17,088	429,421
DivX, Inc.*	13,600	76,432
EarthLink, Inc.	49,385	400,512
GSI Commerce, Inc.*	13,223	300,956
Imergent, Inc.	4,200	23,940
InfoSpace, Inc.*	17,009	157,673
Innodata Isogen, Inc.*	7,400	38,184
Internap Network Services Corp.*	22,250	99,013
Internet Brands, Inc., Class A*	11,600	90,828
Internet Capital Group, Inc.*	16,100	100,303
iPass, Inc.*	21,600	23,976
j2 Global Communications, Inc.*	20,680	424,767
Keynote Systems, Inc.	5,200	50,284
Knot, Inc. (The)*	13,000	118,950
Limelight Networks, Inc.*	12,500	43,750
Liquidity Services, Inc.*	6,435	68,018
LivePerson, Inc.*	17,100	108,414
LogMeIn, Inc.*	3,000	50,850
LoopNet, Inc.*	9,100	85,358
Marchex, Inc., Class B	8,600	47,214
MercadoLibre, Inc.*	11,800	448,754
ModusLink Global Solutions, Inc.*	19,424	197,154
Move, Inc.*	66,239	115,918
NIC, Inc.	21,200	179,776
OpenTable, Inc.*(a)	1,500	37,335
Openwave Systems, Inc.*	38,800	86,524
Perficient, Inc.*	12,600	122,346
Rackspace Hosting, Inc.*	28,800	524,736
RealNetworks, Inc.*	36,928	155,836
Saba Software, Inc.*(a)	9,800	47,432
SAVVIS, Inc.*	16,030	252,312
support.com, Inc.*	19,800	49,104
Switch & Data Facilities Co., Inc.*	8,900	162,692
TechTarget, Inc.*	5,100	27,030
Terremark Worldwide, Inc.*	27,290	223,232
Travelzoo, Inc.*	2,100	22,533
United Online, Inc.	35,563	224,758
ValueClick, Inc.*	40,134	371,240
Vocus, Inc.*	7,100	114,452
Web.com Group, Inc.*	14,000	78,120
Zix Corp.*(a)	35,600	66,928

		7,213,622

Leisure Equipment & Products 0.7%
Brunswick Corp.	38,200	409,886
Callaway Golf Co.	31,069	231,775
Eastman Kodak Co.*(a)	119,300	721,765
JAKKS Pacific, Inc.*	13,837	152,207
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Leisure Equipment & Products (continued)
Leapfrog Enterprises, Inc.*	15,540	$51,437
Marine Products Corp.	4,426	22,396
Polaris Industries, Inc.	14,000	618,940
Pool Corp.	21,100	387,396
RC2 Corp.*	8,465	121,642
Smith & Wesson Holding Corp.*(a)	29,600	117,216
Sport Supply Group, Inc.	3,600	42,804
Steinway Musical Instruments*	2,900	47,270
Sturm Ruger & Co., Inc.(a)	10,000	104,200

		3,028,934

Life Sciences Tools & Services 0.8%
Accelrys, Inc.*	11,300	64,297
Affymetrix, Inc.*	33,700	177,936
Albany Molecular Research, Inc.*	10,285	97,605
BioDelivery Sciences International, Inc.*(a)	4,300	15,222
Bruker Corp.*	21,613	265,191
Cambrex Corp.*	12,424	66,841
Dionex Corp.*	7,545	527,018
Enzo Biochem, Inc.*	13,964	66,189
eResearchTechnology, Inc.*	18,089	111,247
Harvard Bioscience, Inc.*	10,500	36,225
Kendle International, Inc.*	7,300	147,752
Luminex Corp.*	18,160	245,705
Parexel International Corp.*	26,402	510,615
Sequenom, Inc.*(a)	30,300	121,503
Varian, Inc.*	12,369	637,746

		3,091,092

Machinery 2.6%
3D Systems Corp.*	7,500	78,750
Actuant Corp., Class A	29,460	494,044
Alamo Group, Inc.	2,600	46,670
Albany International Corp., Class A	11,567	230,068
Altra Holdings, Inc.*	11,400	125,628
American Railcar Industries, Inc.	3,900	38,649
Ampco-Pittsburgh Corp.	3,600	91,908
Astec Industries, Inc.*	7,759	193,121
Badger Meter, Inc.	7,100	268,309
Barnes Group, Inc.	19,814	317,817
Blount International, Inc.*	16,800	187,152
Briggs & Stratton Corp.	23,380	386,471
Cascade Corp.	4,046	117,132
Chart Industries, Inc.*	12,100	195,173
China Fire & Security Group, Inc.*(a)	6,200	67,828
CIRCOR International, Inc.	8,285	234,051
Clarcor, Inc.	21,994	712,166
Colfax Corp.*	10,400	117,208
Columbus Mckinnon Corp.*	8,100	109,998
Duoyuan Printing, Inc.*	1,900	15,295
Dynamic Materials Corp.	5,730	94,029
Eastern Co. (The)	2,800	33,180
Energy Recovery, Inc.*(a)	15,100	92,261
EnPro Industries, Inc.*	8,800	214,280
ESCO Technologies, Inc.*	11,353	371,130
Federal Signal Corp.	21,643	140,463
Flow International Corp.*	16,400	55,924
Force Protection, Inc.*	29,800	151,682
FreightCar America, Inc.	5,330	103,935
Gorman-Rupp Co. (The)	6,297	152,576
Graham Corp.	4,500	71,460
Greenbrier Cos., Inc.	7,390	60,228
Hurco Cos., Inc.*	2,700	45,252
John Bean Technologies Corp.	11,600	191,284
Kadant, Inc.*	5,603	85,278
Kaydon Corp.	15,348	501,726
K-Tron International, Inc.*	1,100	163,592
LB Foster Co., Class A*	4,300	116,014
Lindsay Corp.*(a)	5,828	234,519
Met-Pro Corp.	6,200	58,094
Middleby Corp.*	7,192	324,072
Miller Industries, Inc.*	4,300	48,203
Mueller Industries, Inc.	16,225	398,973
Mueller Water Products, Inc., Class A	65,270	294,368
NACCO Industries, Inc., Class A	2,322	124,970
Nordson Corp.	14,597	825,314
Omega Flex, Inc.	1,000	10,590
PMFG, Inc.*(a)	5,600	85,176
Portec Rail Products, Inc.	3,300	36,036
RBC Bearings, Inc.*	9,500	220,780
Robbins & Myers, Inc.	12,646	280,994
Sauer-Danfoss, Inc.	4,938	56,145
SmartHeat, Inc.*(a)	2,900	33,031
Sun Hydraulics Corp.	5,150	115,257
Tecumseh Products Co., Class A*	7,901	87,543
Tennant Co.	8,224	196,800
Titan International, Inc.(a)	17,350	134,636
Trimas Corp.*	6,500	38,480
Twin Disc, Inc.	3,600	34,668
Watts Water Technologies, Inc., Class A	12,330	356,707

		10,667,088

Marine 0.2%
American Commercial Lines, Inc.*(a)	3,875	59,442
Eagle Bulk Shipping, Inc.*(a)	30,000	150,000
Genco Shipping & Trading Ltd.*(a)	12,000	229,920
Horizon Lines, Inc., Class A	12,900	61,146
International Shipholding Corp.	2,200	60,632
Ultrapetrol Bahamas Ltd.*	9,200	42,688

		603,828

Media 1.1%
Arbitron, Inc.	12,553	317,716
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Media (continued)
Ascent Media Corp., Class A*	6,200	$159,774
Belo Corp., Class A	38,000	252,320
Carmike Cinemas, Inc.*	4,400	31,812
Cinemark Holdings, Inc.	13,900	197,102
CKX, Inc.*	26,300	106,778
Crown Media Holdings, Inc., Class A*(a)	4,858	6,850
Dolan Media Co.*	12,100	119,548
E.W. Scripps Co. (The), Class A*	10,900	74,120
Fisher Communications, Inc.*	2,500	32,150
Global Sources Ltd.*	7,104	44,471
Harte-Hanks, Inc.	16,100	170,016
Journal Communications, Inc., Class A	17,820	62,726
Knology, Inc.*	12,300	134,316
LIN TV Corp., Class A*	11,900	56,763
Live Nation Entertainment, Inc.*	60,437	693,212
LodgeNet Interactive Corp.*	10,000	54,700
Martha Stewart Living Omnimedia, Class A*(a)	14,308	63,385
Mediacom Communications Corp., Class A*	17,341	72,139
National CineMedia, Inc.	18,420	275,932
Outdoor Channel Holdings, Inc.*	6,500	32,825
Playboy Enterprises, Inc., Class B*	9,334	30,429
Primedia, Inc.	10,266	31,619
RCN Corp.*	16,030	157,254
Reading International, Inc., Class A*	7,200	29,088
Rentrak Corp.*	4,000	66,840
Scholastic Corp.	10,722	320,588
Sinclair Broadcast Group, Inc., Class A*	20,835	105,217
Valassis Communications, Inc.*	20,700	433,251
Value Line, Inc.	274	6,951
World Wrestling Entertainment, Inc., Class A	10,969	175,504

		4,315,396

Metals & Mining 1.0%
Allied Nevada Gold Corp.*	23,200	293,944
AM Castle & Co.	7,200	69,840
AMCOL International Corp.	10,050	252,557
Brush Engineered Materials, Inc.*	8,936	160,580
Century Aluminum Co.*	25,700	290,924
China Precision Steel, Inc.*(a)	13,200	25,740
Coeur d’Alene Mines Corp.*	34,535	484,181
General Moly, Inc.*	27,438	64,479
General Steel Holdings, Inc.*(a)	8,500	32,555
Haynes International, Inc.*	5,300	155,237
Hecla Mining Co.*(a)	107,538	490,373
Horsehead Holding Corp.*	18,000	176,400
Kaiser Aluminum Corp.	6,500	228,475
Olympic Steel, Inc.	4,000	110,960
Paramount Gold and Silver Corp.*(a)	41,800	62,700
RTI International Metals, Inc.*	13,910	344,272
Stillwater Mining Co.*	19,235	193,312
Sutor Technology Group Ltd.*(a)	3,300	9,570
Universal Stainless & Alloy*	2,700	49,221
US Gold Corp.*	35,900	80,057
Worthington Industries, Inc.	27,975	404,798

		3,980,175

Multiline Retail 0.3%
99 Cents Only Stores*	20,516	267,529
Dillard’s, Inc., Class A	23,000	380,880
Fred’s, Inc., Class A	19,660	197,190
Retail Ventures, Inc.*	10,905	90,293
Saks, Inc.*	58,000	373,520
Tuesday Morning Corp.*	13,242	57,867

		1,367,279

Multi-Utilities 0.4%
Avista Corp.	23,261	474,059
Black Hills Corp.	16,080	417,758
CH Energy Group, Inc.	6,663	263,522
NorthWestern Corp.	15,800	386,310

		1,541,649

Oil, Gas & Consumable Fuels 3.4%
Alon USA Energy, Inc.	3,100	22,196
Apco Oil and Gas International, Inc.	4,400	88,440
Approach Resources, Inc.*	6,100	48,861
Arena Resources, Inc.*	16,600	636,444
Atlas Energy, Inc.	29,397	889,259
ATP Oil & Gas Corp.*	18,500	267,695
Berry Petroleum Co., Class A	18,380	497,730
Bill Barrett Corp.*	17,700	548,700
BPZ Resources, Inc.*(a)	39,200	232,848
Brigham Exploration Co.*	44,902	585,522
Carrizo Oil & Gas, Inc.*	12,140	291,360
Cheniere Energy, Inc.*(a)	29,800	84,930
Clayton Williams Energy, Inc.*	2,500	82,050
Clean Energy Fuels Corp.*(a)	16,600	277,884
Cloud Peak Engery, Inc.*	14,700	198,597
Contango Oil & Gas Co.*	5,100	248,625
CREDO Petroleum Corp.*	3,700	33,300
Crosstex Energy, Inc.	19,600	151,900
Cubic Energy, Inc.*(a)	15,600	17,316
CVR Energy, Inc.*	9,900	79,398
Delek US Holdings, Inc.	5,600	39,088
Delta Petroleum Corp.*(a)	88,780	112,751
DHT Maritime, Inc.	22,600	85,202
Endeavour International Corp.*	50,100	46,092
Evergreen Energy, Inc.*(a)	54,960	15,938
FX Energy, Inc.*	17,200	50,912
General Maritime Corp.*	23,724	183,624
GeoResources, Inc.*	3,100	39,618
GMX Resources, Inc.*(a)	13,700	145,083
Golar LNG Ltd.	14,900	174,628
Goodrich Petroleum Corp.*(a)	11,595	241,524
Gran Tierra Energy, Inc.*	87,500	427,875
Green Plains Renewable Energy, Inc.*(a)	5,000	65,300
Gulfport Energy Corp.*	11,500	118,910
Harvest Natural Resources, Inc.*	14,065	63,152
International Coal Group, Inc.*	38,000	135,660
Isramco, Inc.*(a)	400	26,232
James River Coal Co.*	13,100	205,015
Knightsbridge Tankers Ltd.	9,000	129,690
McMoRan Exploration Co.*(a)	34,507	524,852
Nordic American Tanker Shipping(a)	20,100	596,367
Northern Oil and Gas, Inc.*	14,700	162,435
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oilsands Quest, Inc.*(a)	83,900	$69,637
Panhandle Oil and Gas, Inc., Class A	3,000	69,450
Patriot Coal Corp.*(a)	33,500	518,915
Penn Virginia Corp.	20,899	507,219
Petrocorp, Inc.(b)	1,500	0
Petroleum Development Corp.*	8,456	177,238
PetroQuest Energy, Inc.*	22,500	122,400
PrimeEnergy Corp.*	200	6,030
Rex Energy Corp.*	12,300	152,397
Rosetta Resources, Inc.*	22,705	466,815
Ship Finance International Ltd.(a)	19,700	285,059
Stone Energy Corp.*	18,149	289,295
Swift Energy Co.*	17,120	429,027
Syntroleum Corp.*	30,400	69,008
Teekay Tankers Ltd., Class A(a)	6,900	59,409
Toreador Resources Corp.*(a)	10,500	132,405
Uranerz Energy Corp.*(a)	23,200	28,304
Uranium Energy Corp.*(a)	22,100	66,521
USEC, Inc.*	52,013	208,052
VAALCO Energy, Inc.*	26,200	110,826
Venoco, Inc.*	7,900	91,087
W&T Offshore, Inc.	14,600	130,086
Warren Resources, Inc.*	26,140	60,383
Western Refining, Inc.*(a)	20,700	94,599
Westmoreland Coal Co.*	4,300	44,075
World Fuel Services Corp.	26,440	635,353
Zion Oil & Gas, Inc.*(a)	6,896	34,825

		13,731,418

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.*	16,990	194,366
Clearwater Paper Corp.*	4,811	235,402
Deltic Timber Corp.	4,656	209,101
Domtar Corp.*	18,200	883,974
Glatfelter	20,010	276,138
KapStone Paper and Packaging Corp.*	14,500	133,980
Louisiana-Pacific Corp.*	57,500	408,825
Neenah Paper, Inc.	6,500	90,480
Schweitzer-Mauduit International, Inc.	8,042	605,080
Wausau Paper Corp.*	19,147	168,876

		3,206,222

Personal Products 0.7%
American Oriental Bioengineering, Inc.*(a)	27,400	110,422
Bare Escentuals, Inc.*	28,700	521,479
Chattem, Inc.*	8,426	787,494
China Sky One Medical, Inc.*(a)	5,300	93,704
China-Biotics, Inc.*	3,700	47,064
Elizabeth Arden, Inc.*	10,307	159,965
Female Health Co. (The)*	6,200	34,100
Inter Parfums, Inc.	6,150	81,856
Mannatech, Inc.	6,700	20,301
Medifast, Inc.*	6,500	108,225
Nu Skin Enterprises, Inc., Class A	22,798	529,826
Nutraceutical International Corp.*	4,500	58,455
Prestige Brands Holdings, Inc.*	14,400	111,888
Revlon, Inc., Class A*	7,900	121,739
Schiff Nutrition International, Inc.	5,400	43,200
USANA Health Sciences, Inc.*	2,810	79,860

		2,909,578

Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc.*(a)	3,500	17,605
Adolor Corp.*	19,800	31,086
Akorn, Inc.*(a)	24,000	38,160
Ardea Biosciences, Inc.*	6,100	89,304
ARYx Therapeutics, Inc.*	10,300	27,192
Auxilium Pharmaceuticals, Inc.*	21,100	594,176
AVANIR Pharmaceuticals, Inc., Class A*(a)	25,900	47,138
Biodel, Inc.*	9,800	39,298
BioMimetic Therapeutics, Inc.*(a)	5,459	64,525
BMP Sunstone Corp.*(a)	15,400	82,852
Cadence Pharmaceuticals, Inc.*(a)	10,400	103,584
Caraco Pharmaceutical Laboratories Ltd.*	4,600	23,552
Cornerstone Therapeutics, Inc.*(a)	2,500	12,825
Cumberland Pharmaceuticals, Inc.*	3,200	38,016
Cypress Bioscience, Inc.*	16,920	87,138
Depomed, Inc.*	21,800	62,130
Discovery Laboratories, Inc.*(a)	39,700	27,492
Durect Corp.*	35,000	75,950
Hi-Tech Pharmacal Co., Inc.*	4,400	94,776
Impax Laboratories, Inc.*	26,400	351,120
Inspire Pharmaceuticals, Inc.*	25,000	137,750
ISTA Pharmaceuticals, Inc.*	15,900	57,876
Javelin Pharmaceuticals, Inc.*	34,600	41,520
K-V Pharmaceutical Co., Class A*(a)	14,423	49,759
Lannett Co., Inc.*	3,900	22,815
MAP Pharmaceuticals, Inc.*	3,200	48,032
Matrixx Initiatives, Inc.*	6,900	32,499
Medicines Co. (The)*	22,479	186,351
Medicis Pharmaceutical Corp., Class A	25,560	590,692
MiddleBrook Pharmaceuticals, Inc.*(a)	16,000	7,856
Nektar Therapeutics*	42,395	484,151
Obagi Medical Products, Inc.*	7,400	79,328
Optimer Pharmaceuticals, Inc.*(a)	12,600	155,232
Pain Therapeutics, Inc.*	15,310	80,990
Par Pharmaceutical Cos., Inc.*	16,095	423,621
Pozen, Inc.*	11,405	67,061
Questcor Pharmaceuticals, Inc.*	28,500	129,105
Repros Therapeutics, Inc.*	3,600	2,628
Salix Pharmaceuticals Ltd.*	24,870	727,696
Santarus, Inc.*	23,100	109,263
Sucampo Pharmaceuticals, Inc., Class A*	4,200	15,120
SuperGen, Inc.*	24,200	65,582
ViroPharma, Inc.*	33,000	326,040
Vivus, Inc.*(a)	37,100	313,495
XenoPort, Inc.*	12,500	231,000

		6,293,381

Professional Services 1.4%
Acacia Research — Acacia Technologies*	14,800	132,756
Administaff, Inc.	8,519	194,574
Advisory Board Co. (The)*	7,500	242,175
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Professional Services (continued)
Barrett Business Services, Inc.	3,000	$38,430
CBIZ, Inc.*	19,343	140,237
CDI Corp.	5,221	67,299
COMSYS IT Partners, Inc.*	6,290	79,505
Corporate Executive Board Co. (The)	15,200	351,728
CoStar Group, Inc.*	8,665	349,893
CRA International, Inc.*	4,131	107,199
Diamond Management & Technology Consultants, Inc.	11,900	88,060
Exponent, Inc.*	5,800	156,078
Franklin Covey Co.*	5,100	26,724
GP Strategies Corp.*	6,200	45,880
Heidrick & Struggles International, Inc.	6,755	171,780
Hill International, Inc.*	10,900	64,310
Huron Consulting Group, Inc.*	10,100	240,784
ICF International, Inc.*	4,800	112,368
Kelly Services, Inc., Class A	11,540	151,405
Kforce, Inc.*	13,775	184,172
Korn/Ferry International*	21,179	313,449

Mistras Group, Inc.*	4,600	66,700
Navigant Consulting, Inc.*	21,869	296,544
Odyssey Marine Exploration, Inc.*(a)	22,100	31,603
On Assignment, Inc.*	15,400	107,492
Resources Connection, Inc.*	21,155	377,828
School Specialty, Inc.*	8,008	176,897
Spherion Corp.*	22,367	126,150
Towers Watson & Co., Class A	18,585	810,863
TrueBlue, Inc.*	20,569	298,456
Volt Information Sciences, Inc.*	5,257	48,837
VSE Corp.	2,100	106,407

		5,706,583

Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust	16,919	269,520
Agree Realty Corp.	3,000	58,770
Alexander’s, Inc.*	900	263,061
American Campus Communities, Inc.	22,704	582,585
American Capital Agency Corp.	7,900	210,851
Anworth Mortgage Asset Corp.	53,400	368,460
Apollo Commercial Real Estate Finance, Inc.*	5,700	100,719
Ashford Hospitality Trust, Inc.*	24,710	130,222
Associated Estates Realty Corp.	10,100	119,281
BioMed Realty Trust, Inc.	42,603	620,726
CapLease, Inc.	19,600	89,964
Capstead Mortgage Corp.	30,200	401,056
CBL & Associates Properties, Inc.	60,100	601,000
Cedar Shopping Centers, Inc.	17,100	119,358
Cogdell Spencer, Inc.	13,900	89,794
Colonial Properties Trust	28,000	308,280
Colony Financial, Inc.	6,500	129,350
Cousins Properties, Inc.	30,241	231,646
CreXus Investment Corp.*	4,500	61,965
Cypress Sharpridge Investments, Inc.	6,700	90,316
DCT Industrial Trust, Inc.	92,670	458,716
Developers Diversified Realty Corp.	73,400	605,550
DiamondRock Hospitality Co.*	52,960	431,094
DuPont Fabros Technology, Inc.*	11,900	197,778
Dynex Capital, Inc.	7,400	66,970
EastGroup Properties, Inc.	11,710	448,025
Education Realty Trust, Inc.	28,800	152,064
Entertainment Properties Trust	18,214	635,851
Equity Lifestyle Properties, Inc.	11,636	562,251
Equity One, Inc.(a)	13,725	229,894
Extra Space Storage, Inc.	36,840	418,134
FelCor Lodging Trust, Inc.*	28,200	106,596
First Industrial Realty Trust, Inc.	23,702	121,354
First Potomac Realty Trust	11,700	159,120
Franklin Street Properties Corp.	27,900	350,424
Getty Realty Corp.	7,435	160,373

Gladstone Commercial Corp.	4,200	58,464
Glimcher Realty Trust	31,378	101,037
Government Properties Income Trust	6,500	150,865
Gramercy Capital Corp.*	18,308	59,684
Hatteras Financial Corp.	16,800	460,152
Healthcare Realty Trust, Inc.	27,300	572,481
Hersha Hospitality Trust	47,000	171,080
Highwoods Properties, Inc.	32,164	971,674
Home Properties, Inc.	15,090	668,940
Inland Real Estate Corp.	29,670	250,415
Invesco Mortgage Capital, Inc.	8,300	185,920
Investors Real Estate Trust	32,097	280,207
iStar Financial, Inc.*(a)	46,100	125,392
Kilroy Realty Corp.	19,900	574,911
Kite Realty Group Trust	16,969	64,312
LaSalle Hotel Properties	27,606	556,261
Lexington Realty Trust	42,672	253,898
LTC Properties, Inc.	9,840	249,739
Medical Properties Trust, Inc.	34,110	341,441
MFA Financial, Inc.	127,174	936,001
Mid-America Apartment Communities, Inc.	12,992	609,585
Mission West Properties, Inc.	6,700	47,235
Monmouth Real Estate Investment Corp., Class A	8,600	64,328
National Health Investors, Inc.	11,337	385,685
National Retail Properties, Inc.	34,740	701,748
NorthStar Realty Finance Corp.	32,823	149,016
Omega Healthcare Investors, Inc.	37,700	705,367
Parkway Properties, Inc.	9,482	197,510
Pennsylvania Real Estate Investment Trust(a)	15,767	141,272
Pennymac Mortgage Investment Trust*	6,000	96,600
Post Properties, Inc.	21,176	377,992
Potlatch Corp.	17,341	532,369
PS Business Parks, Inc.	7,545	361,255
RAIT Financial Trust*(a)	27,543	34,704
Ramco-Gershenson Properties Trust	9,539	90,811
Redwood Trust, Inc.	34,720	496,496
Resource Capital Corp.	16,000	84,480
Saul Centers, Inc.	2,545	90,704
Sovran Self Storage, Inc.	11,601	393,274
Starwood Property Trust, Inc.	19,500	382,395
Strategic Hotels & Resorts, Inc.*	38,832	89,313
Sun Communities, Inc.	7,410	134,195
Sunstone Hotel Investors, Inc.*	41,800	359,062
Tanger Factory Outlet Centers	18,397	704,605
Transcontinental Realty Investors, Inc.*(a)	300	3,363
UMH Properties, Inc.	4,800	38,880
Universal Health Realty Income Trust	5,173	171,744
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc., Class A	8,980	$134,610
U-Store-It Trust	34,810	240,885
Walter Investment Management Corp.	10,400	141,232
Washington Real Estate Investment Trust	25,284	662,188
Winthrop Realty Trust	6,977	86,864

		25,693,759

Real Estate Management & Development 0.2%
American Realty Investors, Inc.*	800	8,856
Avatar Holdings, Inc.*	2,592	43,909
China Housing & Land Development, Inc.*(a)	12,500	45,625
Consolidated-Tomoka Land Co.	2,380	78,730
Forestar Group, Inc.*	15,600	289,692
Tejon Ranch Co.*	4,843	148,244

		615,056

Road & Rail 0.9%
Amerco, Inc.*	4,004	151,311
Arkansas Best Corp.	12,025	271,044
Avis Budget Group, Inc.*	46,300	500,966
Celadon Group, Inc.*	9,700	95,254
Dollar Thrifty Automotive Group, Inc.*	13,100	319,116
Genesee & Wyoming, Inc., Class A*	15,780	465,037
Heartland Express, Inc.	22,046	306,219
Knight Transportation, Inc.	24,920	451,052
Marten Transport Ltd.*	6,445	113,496
Old Dominion Freight Line, Inc.*	13,079	359,673
Patriot Transportation Holding, Inc.*	600	53,454
RailAmerica, Inc.*	8,300	104,912
Saia, Inc.*	5,755	69,060
Universal Truckload Services, Inc.	2,400	40,416
USA Truck, Inc.*	3,200	39,520
Werner Enterprises, Inc.	19,162	379,024
YRC Worldwide, Inc.*(a)	11,400	10,602

		3,730,156

Semiconductors & Semiconductor Equipment 3.4%
Actel Corp.*	11,509	126,829
Advanced Analogic Technologies, Inc.*	19,700	65,798
Advanced Energy Industries, Inc.*	15,745	206,574
Amkor Technology, Inc.*	46,600	265,154
Anadigics, Inc.*	28,100	101,722
Applied Micro Circuits Corp.*	31,317	229,554
Atheros Communications, Inc.*	28,884	926,310
ATMI, Inc.*	13,357	224,130
Brooks Automation, Inc.*	28,278	235,839
Cabot Microelectronics Corp.*	9,832	345,595
Cavium Networks, Inc.*	15,800	341,438

Ceva, Inc.*	8,300	98,687
Cirrus Logic, Inc.*	28,797	196,396
Cohu, Inc.	10,245	132,673
Cymer, Inc.*	12,938	405,865
Diodes, Inc.*	14,240	237,523
DSP Group, Inc.*	9,948	68,542
Entegris, Inc.*	54,654	198,941
Entropic Communications, Inc.*	25,300	88,297
Exar Corp.*	16,164	113,633
FEI Co.*	17,568	365,414
FormFactor, Inc.*	23,037	356,382
GSI Technology, Inc.*	8,900	39,694
Hittite Microwave Corp.*	9,000	334,620
IXYS Corp.*	10,102	70,310
Kopin Corp.*	28,700	117,957
Kulicke & Soffa Industries, Inc.*	27,768	128,010
Lattice Semiconductor Corp.*	51,475	133,320
MEMSIC, Inc.*(a)	5,800	18,676
Micrel, Inc.	18,758	140,122
Microsemi Corp.*	37,408	558,876
Microtune, Inc.*	22,850	50,727
MIPS Technologies, Inc.*	23,674	91,382
MKS Instruments, Inc.*	21,523	357,282
Monolithic Power Systems, Inc.*	14,400	296,928
Netlogic Microsystems, Inc.*	9,900	405,504
NVE Corp.*	2,500	104,250
OmniVision Technologies, Inc.*	23,428	302,221
Pericom Semiconductor Corp.*	11,900	104,720
Photronics, Inc.*	22,292	85,824
PLX Technology, Inc.*	13,400	59,496
Power Integrations, Inc.	9,900	308,979
RF Micro Devices, Inc.*	121,660	468,391
Rubicon Technology, Inc.*(a)	5,900	93,102
Rudolph Technologies, Inc.*	13,587	85,191
Semtech Corp.*	28,135	421,462
Sigma Designs, Inc.*(a)	15,100	167,761
Silicon Image, Inc.*	33,806	81,472
Silicon Storage Technology, Inc.*	34,984	93,407
Skyworks Solutions, Inc.*	74,237	942,068
Standard Microsystems Corp.*	9,361	186,752
Supertex, Inc.*	5,680	136,036
Techwell, Inc.*	6,500	70,265
Tessera Technologies, Inc.*	22,528	386,806
Trident Microsystems, Inc.*	34,573	62,923
TriQuint Semiconductor, Inc.*	67,839	407,034
Ultratech, Inc.*	9,250	126,170
Veeco Instruments, Inc.*	17,542	558,186
Virage Logic Corp.*	6,300	35,091
Volterra Semiconductor Corp.*	9,500	185,155
White Electronic Designs Corp.*	9,300	46,500
Zoran Corp.*	24,659	270,509

		13,864,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Software 4.4%
ACI Worldwide, Inc.*	15,396	$246,490
Actuate Corp.*	19,700	98,303
Advent Software, Inc.*(a)	6,893	260,211
American Software, Inc., Class A	9,500	52,060
ArcSight, Inc.*	8,800	209,000
Ariba, Inc.*	40,475	509,580
AsiaInfo Holdings, Inc.*	14,500	346,550
Blackbaud, Inc.	18,694	416,876
Blackboard, Inc.*	14,500	571,445
Bottomline Technologies, Inc.*	11,300	195,490
Callidus Software, Inc.*	12,800	40,960
China TransInfo Technology Corp.*(a)	5,000	32,550
Chordiant Software, Inc.*	13,140	48,618
CommVault Systems, Inc.*	18,100	383,539
Concur Technologies, Inc.*	17,600	697,840
Deltek, Inc.*	6,241	46,308
DemandTec, Inc.*	8,800	52,272
Double-Take Software, Inc.*	7,800	79,638
Ebix, Inc.*(a)	10,800	156,384
Epicor Software Corp.*	19,789	151,782
EPIQ Systems, Inc.*	14,275	170,586
ePlus, Inc.*	1,400	22,008
Fair Isaac Corp.	21,300	467,109
FalconStor Software, Inc.*	15,599	53,972
Fortinet, Inc.*	5,700	98,211
GSE Systems, Inc.*	6,800	35,564
Informatica Corp.*	39,553	937,011
Interactive Intelligence, Inc.*	5,400	93,420
Jack Henry & Associates, Inc.	36,335	797,917
JDA Software Group, Inc.*	13,971	366,184
Kenexa Corp.*	11,400	113,088
Lawson Software, Inc.*	60,240	365,054
Manhattan Associates, Inc.*	9,640	202,151
Mentor Graphics Corp.*	40,900	328,018
MicroStrategy, Inc., Class A*	4,186	392,312
Monotype Imaging Holdings, Inc.*	10,372	93,659
Net 1 UEPS Technologies, Inc.*	13,600	243,168
Netscout Systems, Inc.*	10,200	143,208
NetSuite, Inc.*	7,800	123,162
Opnet Technologies, Inc.	5,600	65,800
Parametric Technology Corp.*	50,140	830,318
Pegasystems, Inc.	6,100	202,825
Pervasive Software, Inc.*	6,200	31,744
Phoenix Technologies Ltd.*	12,800	40,320
Progress Software Corp.*	17,035	479,195
PROS Holdings, Inc.*	9,000	71,550
QAD, Inc.	5,400	29,592
Quest Software, Inc.*	28,362	488,394
Radiant Systems, Inc.*	11,935	137,849
Renaissance Learning, Inc.	2,065	27,485
Rosetta Stone, Inc.*(a)	2,600	46,202
S1 Corp.*	23,478	140,398
Smith Micro Software, Inc.*	12,600	97,650
SolarWinds, Inc.*	5,400	104,922
Solera Holdings, Inc.	30,300	1,003,233
SonicWALL, Inc.*	25,851	196,985
Sourcefire, Inc.*	10,500	218,925
SRS Labs, Inc.*	4,600	31,970
SuccessFactors, Inc.*	19,500	317,850
Symyx Technologies, Inc.*	14,959	73,897
Synchronoss Technologies, Inc.*	8,700	145,812
Take-Two Interactive Software, Inc.*(a)	37,100	344,288
Taleo Corp., Class A*	17,100	347,301
TeleCommunication Systems, Inc., Class A*	19,800	173,448
THQ, Inc.*	32,341	162,999
TIBCO Software, Inc.*	77,860	697,626
TiVo, Inc.*	50,479	455,321
Tyler Technologies, Inc.*	15,000	280,950
Ultimate Software Group, Inc.*	10,700	319,930
Unica Corp.*	6,000	47,520
VASCO Data Security International, Inc.*	11,800	93,810
Websense, Inc.*	19,350	358,555

		17,706,362

Specialty Retail 3.3%
America’s Car-Mart, Inc.*	4,200	98,826
AnnTaylor Stores Corp.*	27,000	339,120
Asbury Automotive Group, Inc.*	14,160	156,751
Bebe Stores, Inc.	9,600	59,328
Big 5 Sporting Goods Corp.	9,400	137,334
Books-A-Million, Inc., Class A	2,500	15,925
Borders Group, Inc.*(a)	33,300	28,638
Brown Shoe Co., Inc.	17,754	217,486
Buckle, Inc. (The)(a)	11,457	347,605
Build-A-Bear Workshop, Inc., Class A	7,200	34,344
Cabela’s, Inc.*(a)	18,705	301,525
Cato Corp. (The), Class A	11,291	230,901
Charming Shoppes, Inc.*	50,210	291,720
Childrens Place Retail Stores, Inc. (The)*	10,311	327,890
Christopher & Banks Corp.	15,739	104,664
Citi Trends, Inc.*	6,300	196,119
Coldwater Creek, Inc.*	24,300	108,378
Collective Brands, Inc.*	27,714	545,412
Conn’s, Inc.*(a)	4,200	23,604
Destination Maternity Corp.*	2,400	58,392
Dress Barn, Inc.*	25,308	595,750
DSW, Inc., Class A*	5,965	143,756
Finish Line, Inc. (The), Class A	19,956	221,312
Genesco, Inc.*	9,920	233,914
Group 1 Automotive, Inc.	11,208	325,032
Gymboree Corp.*	13,402	522,812
Haverty Furniture Cos., Inc.*	7,675	94,633
hhgregg, Inc.*	5,000	106,500
Hibbett Sports, Inc.*	12,659	268,624
HOT Topic, Inc.*	22,238	127,868
J Crew Group, Inc.*	21,990	862,228
Jo-Ann Stores, Inc.*	12,183	426,649
Jos. A. Bank Clothiers, Inc.*	8,555	358,540
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Specialty Retail (continued)
Kirkland’s, Inc.*	6,400	$98,944
Lithia Motors, Inc., Class A*	10,700	83,460
Lumber Liquidators Holdings, Inc.*	5,900	139,712
Men’s Wearhouse, Inc. (The)	22,600	455,390
Midas, Inc.*	6,500	53,625
Monro Muffler Brake, Inc.	7,975	272,905
New York & Co., Inc.*	10,000	36,000
OfficeMax, Inc.*	34,800	451,356
Pacific Sunwear Of California*	28,660	100,883
PEP Boys-Manny Moe & Jack	20,783	173,538
Pier 1 Imports, Inc.*	50,200	256,020
Rent-A-Center, Inc., Class A*	30,050	601,000
Rex Stores Corp.*	3,100	46,810
Rue21, Inc.*	2,400	67,272
Sally Beauty Holdings, Inc.*	40,500	337,770
Shoe Carnival, Inc.*	3,800	69,426
Sonic Automotive, Inc., Class A*	13,552	129,422
Stage Stores, Inc.	16,701	215,777
Stein Mart, Inc.*	10,933	86,371
Syms Corp.*	2,700	21,114
Systemax, Inc.	4,500	78,885
Talbots, Inc.*(a)	11,900	133,994
Tractor Supply Co.*	16,200	817,614
Ulta Salon Cosmetics & Fragrance, Inc.*	11,800	228,920
Vitamin Shoppe, Inc.*	3,300	69,300
West Marine, Inc.*	6,900	57,891
Wet Seal, Inc. (The), Class A*	47,605	159,477
Zale Corp.*(a)	15,902	34,666
Zumiez, Inc.*	9,000	114,570

		13,303,692

Textiles, Apparel & Luxury Goods 2.1%
American Apparel, Inc.*	14,700	41,601
Carter’s, Inc.*	25,808	667,395
Cherokee, Inc.	4,500	72,225
Columbia Sportswear Co.	4,800	198,624
CROCS, Inc.*	38,900	285,915
Deckers Outdoor Corp.*	5,778	567,226
FGX International Holdings Ltd.*	5,800	113,970
Fossil, Inc.*	20,445	667,529
Fuqi International, Inc.*(a)	6,200	101,990
G-III Apparel Group Ltd.*	5,800	100,978
Iconix Brand Group, Inc.*	30,400	383,648
Jones Apparel Group, Inc.	37,100	535,724
Kenneth Cole Productions, Inc., Class A	3,270	33,485
K-Swiss, Inc., Class A	11,481	104,248
Liz Claiborne, Inc.*(a)	41,600	202,592
Lululemon Athletica, Inc.*	17,600	497,024
Maidenform Brands, Inc.*	8,400	125,580
Movado Group, Inc.	6,937	75,821
Oxford Industries, Inc.	5,357	95,569
Perry Ellis International, Inc.*	4,282	68,640
Quiksilver, Inc.*	56,300	113,726
Skechers U.S.A., Inc., Class A*	15,085	423,285
Steven Madden Ltd.*	7,298	292,942
Timberland Co. (The), Class A*	18,600	319,920
True Religion Apparel, Inc.*	12,000	231,720
Under Armour, Inc., Class A*(a)	14,430	366,522
Unifi, Inc.*	19,300	64,462
UniFirst Corp.	6,643	333,744
Volcom, Inc.*	7,900	124,583
Warnaco Group, Inc. (The)*	20,823	806,267
Weyco Group, Inc.	2,800	63,168
Wolverine World Wide, Inc.	21,046	556,667

		8,636,790

Thrifts & Mortgage Finance 1.3%
Abington Bancorp, Inc.	9,300	66,402
Astoria Financial Corp.	39,500	521,400
Bank Mutual Corp.	20,760	138,677
BankFinancial Corp.	8,700	83,085
Beneficial Mutual Bancorp, Inc.*	14,100	127,041
Berkshire Hills Bancorp, Inc.	5,940	98,307
Brookline Bancorp, Inc.	28,285	283,133
Brooklyn Federal Bancorp, Inc.	1,700	14,756
Cheviot Financial Corp.	2,000	16,180
Clifton Savings Bancorp, Inc.(a)	4,100	35,055
Dime Community Bancshares	10,964	132,555
Doral Financial Corp.*(a)	2,300	8,165
ESB Financial Corp.(a)	3,800	44,536
ESSA Bancorp, Inc.	6,700	79,395
First Defiance Financial Corp.	3,400	35,904
First Financial Holdings, Inc.	5,900	69,561
First Financial Northwest, Inc.	7,800	48,282
First Financial Service Corp.(a)	1,600	14,096
Flagstar Bancorp, Inc.*(a)	28,995	18,267
Flushing Financial Corp.	11,750	143,937
Fox Chase Bancorp, Inc.*	2,300	22,678
Heritage Financial Group	500	4,155
Home Federal Bancorp, Inc.	8,000	106,400
Kearny Financial Corp.	7,500	72,750
Kentucky First Federal Bancorp(a)	1,600	16,176
K-Fed Bancorp(a)	1,400	12,404
Legacy Bancorp, Inc.	2,900	27,811
Meridian Interstate Bancorp, Inc.*	4,300	40,936
MGIC Investment Corp.*(a)	57,500	347,875
NASB Financial, Inc.(a)	1,400	30,100
NewAlliance Bancshares, Inc.	49,220	572,921
Northeast Community Bancorp, Inc.(a)	2,200	13,178
Northwest Bancshares, Inc.	19,027	222,806
OceanFirst Financial Corp.	6,100	63,196
Ocwen Financial Corp.*	27,260	249,702
Oritani Financial Corp.	3,900	51,129
PMI Group, Inc. (The)(a)	38,400	82,560
Provident Financial Services, Inc.	28,506	324,968
Provident New York Bancorp	14,175	115,526
Prudential Bancorp, Inc. of Pennsylvania	2,400	22,320
Radian Group, Inc.	38,300	246,269
Rockville Financial, Inc.	3,600	34,992
Roma Financial Corp.	3,600	42,264
Territorial Bancorp, Inc.*	4,900	91,630
Tree.com, Inc.*	3,000	21,930
Trustco Bank Corp.	33,308	199,848
United Financial Bancorp, Inc.	8,900	116,946
ViewPoint Financial Group	4,500	66,375
Waterstone Financial, Inc.*	2,660	5,852
Westfield Financial, Inc.	13,728	112,022
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value
Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	2,609	$70,443

		5,386,896

Tobacco 0.2%
Alliance One International, Inc.*	42,811	217,908
Star Scientific, Inc.*	31,600	22,120
Universal Corp.	11,532	523,437
Vector Group Ltd.	16,508	230,947

		994,412

Trading Companies & Distributors 0.8%
Aceto Corp.	14,200	74,976
Aircastle Ltd.	20,600	195,906
Applied Industrial Technologies, Inc.	17,812	388,302
Beacon Roofing Supply, Inc.*	19,670	330,456
BlueLinx Holdings, Inc.*(a)	6,800	19,312
DXP Enterprises, Inc.*	3,300	43,197
H&E Equipment Services, Inc.*	11,600	123,076
Houston Wire & Cable Co.	7,900	95,037
Interline Brands, Inc.*	14,300	240,240
Kaman Corp.	11,308	281,456
Lawson Products, Inc.	1,724	27,842
RSC Holdings, Inc.*	20,700	148,626
Rush Enterprises, Inc., Class A*	14,550	165,288
TAL International Group, Inc.	6,300	88,830
Textainer Group Holdings Ltd.	4,100	69,864
Titan Machinery, Inc.*	5,900	65,018
United Rentals, Inc.*	28,400	227,484
Watsco, Inc.	12,233	586,695
Willis Lease Finance Corp.*	1,800	29,682

		3,201,287

Transportation Infrastructure 0.0%
CAI International, Inc.*	4,000	31,760

Water Utilities 0.3%
American States Water Co.	7,746	257,322
Artesian Resources Corp., Class A(a)	2,600	45,890
Cadiz, Inc.*(a)	5,100	60,843
California Water Service Group	8,297	301,347
Connecticut Water Service, Inc.	3,700	82,288
Consolidated Water Co., Inc.(a)	6,600	89,034
Middlesex Water Co.	5,900	101,775
Pennichuck Corp.	2,300	45,931
SJW Corp.	5,745	125,988
Southwest Water Co.	10,525	63,782
York Water Co. (The)	5,700	75,696

		1,249,896

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	12,860	208,975
Shenandoah Telecommunications Co.	10,383	178,588
Syniverse Holdings, Inc.*	29,700	499,257
USA Mobility, Inc.	12,024	124,929

		1,011,749

Total Common Stocks
(cost $453,327,655)		400,503,554

Rights 0.0%

	Number of	Market
	Rights	Value
Flagstar Bancorp 2/8/2010*(b)	43,559	0
Ruth’s Hospitality Group, Inc. 2/9/2010*	8,700	1,137

Total Rights
(cost $—)		1,137

Warrants 0.0%

	Number of	Market
	Warrants	Value
Hotels, Restaurants & Leisure 0.0%
Krispy Kreme Doughnuts, Inc., expiring 3/2/2012*(b)	301	$14

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc. , expiring 9/16/2011*(b)	120	0

Total Warrants
(cost $—)		14

Mutual Fund 1.4%

		Market
	Shares	Value
Money Market Fund 1.4%
Invesco AIM Liquid Assets Portfolio, 0.15% (c)	5,837,448	5,837,448

Total Mutual Fund
(cost $5,837,448)		5,837,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Repurchase Agreement 6.4%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.12%, dated 01/29/10, due 02/01/10, repurchase price $25,901,266, collateralized by U.S. Government Agency Securities from 4.00% - 6.50%, maturing 10/01/21 - 11/01/39; total market value of $26,421,651 (d)	$25,901,007	$25,901,007

Total Repurchase Agreement
(cost $25,901,007)		25,901,007

Total Investments
(cost $485,066,110) (e) — 106.2%		432,243,160

Liabilities in excess of other assets — (6.2%)		(25,047,107)

NET ASSETS — 100.0%		$407,196,053

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $24,540,565.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of January 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of January 31, 2010 was $25,901,007.

(e)	At January 31, 2010, the tax basis cost of the Fund’s investments was $490,594,916, tax unrealized appreciation and depreciation were $33,568,571 and $(91,920,327), respectively.

GP	General Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
At January 31, 2010, the Fund’s open futures contracts were as follows:

Number of
Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Depreciation
104	Russell 2000 Mini Future	03/19/10	$6,250,400	$(315,024)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$400,503,554	$—	$—	$400,503,554
Mutual Fund	5,837,448	—	—	5,837,448
Repurchase Agreement	—	25,901,007	—	25,901,007
Rights	—	1,137	—	1,137
Warrants	14	—	—	14

Total Assets	406,341,016	25,902,144	—	432,243,160

Liabilities:
Future	(315,024)	—	—	(315,024)

Total Liabilities	(315,024)	—	—	(315,024)

Total	$406,025,992	$25,902,144	$—	$431,928,136

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants
Balance as of 10/31/09	$—	$—
Accrued Accretion/(Amortization)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Net Purchases/(Sales)	—	—
Transfers In/(Out) of Level 3	—	—

Balance as of 1/31/10	$—	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of January 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815

Liabilities:

Equity contracts	$(315,024)

Total	$(315,024)

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Aggressive Fund
Mutual Funds 100.1%

		Market
	Shares	Value
Equity Funds 94.8%
Nationwide International Index Fund, Institutional Class (a)	39,782,030	$267,335,241
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	11,536,400	134,052,970
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,648,947	356,840,521
Nationwide Small Cap Index Fund, Institutional Class (a)	9,734,757	89,657,115

Total Equity Funds (cost $1,021,100,676)		847,885,847

Fixed Income Fund 5.3%
Nationwide Bond Index Fund, Institutional Class (a)	4,200,140	46,873,560

(cost $45,573,758)

Total Mutual Funds (cost $1,066,674,434)		894,759,407

Total Investments (cost $1,066,674,434) (b) — 100.1%		894,759,407

Liabilities in excess of other assets — (0.1)%		(564,066)

NET ASSETS — 100.0%		$894,195,341

(a)	Investment in affiliate.

(b)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,090,421,874 tax unrealized appreciation and depreciation were $1,122,929 and $(196,785,396), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$894,759,407	$—	$—	$894,759,407

Total	$894,759,407	$—	$—	$894,759,407

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund
Mutual Funds 97.4%

		Market
	Shares	Value
Equity Funds 79.2%
Nationwide International Index Fund, Institutional Class (a)	55,330,513	$371,821,048
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	19,259,821	223,799,114
Nationwide S&P 500 Index Fund, Institutional Class (a)	57,897,437	521,076,930
Nationwide Small Cap Index Fund, Institutional Class (a)	8,101,113	74,611,251

Total Equity Funds (cost $1,403,992,011)		1,191,308,343

Fixed Income Funds 18.2%
Nationwide Bond Index Fund, Institutional Class (a)	21,042,660	234,836,087
Nationwide Enhanced Income Fund, Institutional Class (a)	4,276,353	39,000,337

Total Fixed Income Funds (cost $267,083,234)		273,836,424

Total Mutual Funds (cost $1,671,075,245)		1,465,144,767

Fixed Contract 2.6%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.70%(a)(b)	$38,723,357	38,723,357

Total Fixed Contract (cost $38,723,357)		38,723,357

Total Investments (cost $1,709,798,602) (c) — 100.0%		1,503,868,124
Liabilities in excess of other assets — 0.0%		(364,301)

NET ASSETS — 100.0%		$1,503,503,823

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,741,800,990, tax unrealized appreciation and depreciation were $5,871,254 and $(243,804,120), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$38,723,357	$—	$38,723,357
Mutual Funds	1,465,144,767	—	—	1,465,144,767

Total	$1,465,144,767	$38,723,357	$—	$1,503,868,124

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderate Fund
Mutual Funds 93.9%

		Market
	Shares	Value
Equity Funds 58.9%
Nationwide International Index Fund, Institutional Class (a)	28,348,572	$190,502,404
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,965,562	127,419,833
Nationwide S&P 500 Index Fund, Institutional Class (a)	42,386,135	381,475,216
Nationwide Small Cap Index Fund, Institutional Class (a)	6,930,028	63,825,555

Total Equity Funds (cost $870,784,331)		763,223,008

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class (a)	29,948,325	334,223,305
Nationwide Enhanced Income Fund, Institutional Class (a)	10,214,251	93,153,967

Total Fixed Income Funds (cost $417,470,749)		427,377,272

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	26,396,919	26,396,919

(cost $26,396,919)

Total Mutual Funds (cost $1,314,651,999)		1,216,997,199

Fixed Contract 6.1%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.70%(a)(c)	$79,202,847	79,202,847

Total Fixed Contract (cost $79,202,847)		79,202,847

Total Investments (cost $1,393,854,846) (d) — 100.0%		1,296,200,046

Other assets in excess of liabilities — 0.0%		175,739

NET ASSETS — 100.0%		$1,296,375,785

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $1,422,295,368, tax unrealized appreciation and depreciation were $7,523,363 and $(133,618,685), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$79,202,847	$—	$79,202,847
Mutual Funds	1,216,997,199	—	—	1,216,997,199

Total	$1,216,997,199	$79,202,847	$—	$1,296,200,046

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund
Mutual Funds 89.3%

		Market
	Shares	Value
Equity Funds 38.9%
Nationwide International Index Fund, Institutional Class (a)	6,111,211	$41,067,335
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	3,545,533	41,199,092
Nationwide S&P 500 Index Fund, Institutional Class (a)	9,142,922	82,286,303

Total Equity Funds (cost $177,054,149)		164,552,730

Fixed Income Funds 46.4%
Nationwide Bond Index Fund, Institutional Class (a)	13,556,687	151,292,623
Nationwide Enhanced Income Fund, Institutional Class (a)	4,944,547	45,094,271

Total Fixed Income Funds (cost $192,219,109)		196,386,894

Money Market Fund 4.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	17,161,058	17,161,058

(cost $17,161,058)
Total Mutual Funds (cost $386,434,316)		378,100,682

Fixed Contract 10.6%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.70%(a)(c)	$44,896,330	44,896,330

Total Fixed Contract (cost $44,896,330)		44,896,330

Total Investments (cost $431,330,646) (d) — 99.9%		422,997,012

Other assets in excess of liabilities — 0.1%		226,978

NET ASSETS — 100.0%		$423,223,990

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $442,605,838, tax unrealized appreciation and depreciation were $1,423,397 and $(21,032,223), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$44,896,330	$—	$44,896,330
Mutual Funds	378,100,682	—	—	378,100,682

Total	$378,100,682	$44,896,330	$—	$422,997,012

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Conservative Fund
Mutual Funds 82.8%

		Market
	Shares	Value
Equity Funds 19.2%
Nationwide International Index Fund, Institutional Class (a)	2,158,649	$14,506,124
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,252,370	14,552,532
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,231,265	29,081,384

Total Equity Funds (cost $56,770,453)		58,140,040

Fixed Income Funds 57.6%
Nationwide Bond Index Fund, Institutional Class (a)	10,966,810	122,389,604
Nationwide Enhanced Income Fund, Institutional Class (a)	5,651,510	51,541,772

Total Fixed Income Funds (cost $170,390,211)		173,931,376

Money Market Fund 6.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	18,203,624	18,203,624

(cost $18,203,624)

Total Mutual Funds (cost $245,364,288)		250,275,040

Fixed Contract 17.1%

	Principal	Market
	Amount	Value
Nationwide Fixed Contract, 3.70%(a)(c)	$51,627,192	51,627,192

Total Fixed Contract (cost $51,627,192)		51,627,192

Total Investments (cost $296,991,480) (d) — 99.9%		301,902,232

Other assets in excess of liabilities — 0.1%		255,599

NET ASSETS — 100.0%		$302,157,831

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $302,776,514, tax unrealized appreciation and depreciation were $266,685 and $(1,140,967), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Investor Destinations Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$51,627,192	$—	$51,627,192
Mutual Funds	250,275,040	—	—	250,275,040

Total	$250,275,040	$51,627,192	$—	$301,902,232

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Growth Fund
Common Stocks 99.6%

		Market
	Shares	Value
Aerospace & Defense 2.5%
Alliant Techsystems, Inc.*	4,650	$367,211
Precision Castparts Corp.	10,100	1,063,025
Raytheon Co.	20,350	1,066,950
United Technologies Corp.	10,360	699,093

		3,196,279

Beverages 1.3%
PepsiCo, Inc.	28,240	1,683,669

Biotechnology 3.8%
Amgen, Inc.*	32,250	1,885,980
Biogen Idec, Inc.*	5,900	317,066
Gilead Sciences, Inc.*	51,660	2,493,628
OSI Pharmaceuticals, Inc.*	6,300	215,586

		4,912,260

Capital Markets 1.9%
BlackRock, Inc.	2,250	481,095
Goldman Sachs Group, Inc. (The)	10,500	1,561,560
Northern Trust Corp.	9,100	459,732

		2,502,387

Chemicals 2.8%
Celanese Corp.	8,800	256,080
Monsanto Co.	4,400	333,872
Potash Corp. of Saskatchewan, Inc.	9,700	963,695
Praxair, Inc.	28,100	2,116,492

		3,670,139

Communications Equipment 5.9%
Brocade Communications Systems, Inc.*	119,800	823,026
Cisco Systems, Inc.*	159,340	3,580,370
F5 Networks, Inc.*	20,200	998,486
QUALCOMM, Inc.	57,620	2,258,128

		7,660,010

Computers & Peripherals 9.3%
Apple, Inc.*	26,760	5,141,131
EMC Corp.*	50,450	841,002
Hewlett-Packard Co.	85,040	4,002,833
International Business Machines Corp.	11,970	1,465,008
Teradata Corp.*	10,300	288,091
Western Digital Corp.*	6,300	239,337

		11,977,402

Consumer Finance 0.8%
Capital One Financial Corp.	29,000	1,068,940

Containers & Packaging 0.1%
Owens-Illinois, Inc.*	5,850	159,237

Diversified Financial Services 1.0%
JPMorgan Chase & Co.	33,800	1,316,172

Electrical Equipment 0.6%
Emerson Electric Co.	20,100	834,954

Energy Equipment & Services 3.6%
Cameron International Corp.*	33,800	1,272,908
Halliburton Co.	67,950	1,984,820
Helmerich & Payne, Inc.	8,200	343,006
Schlumberger Ltd.	16,120	1,022,975

		4,623,709

Food & Staples Retailing 0.6%
CVS Caremark Corp.	23,849	771,992

Food Products 1.5%
Kellogg Co.	36,450	1,983,609

Health Care Equipment & Supplies 6.4%
Baxter International, Inc.	55,350	3,187,607
Hill-Rom Holdings, Inc.	55,200	1,290,024
Intuitive Surgical, Inc.*	1,900	623,314
Kinetic Concepts, Inc.*	7,800	322,062
Masimo Corp.*	18,350	509,396
Medtronic, Inc.	10,800	463,212
St. Jude Medical, Inc.*	48,850	1,843,110

		8,238,725

Health Care Providers & Services 0.7%
Quest Diagnostics, Inc.	8,950	498,247
Tenet Healthcare Corp.*	65,700	363,978

		862,225

Hotels, Restaurants & Leisure 3.1%
Darden Restaurants, Inc.	10,100	373,296
International Game Technology	15,500	284,270
McDonald’s Corp.	7,490	467,601
Starwood Hotels & Resorts Worldwide, Inc.	38,200	1,272,824
WMS Industries, Inc.*	41,750	1,548,090

		3,946,081

Household Durables 0.2%
Garmin Ltd.(a)	7,750	250,402

Household Products 2.7%
Church & Dwight Co., Inc.	9,800	590,842
Clorox Co.	7,300	431,941
Colgate-Palmolive Co.	23,100	1,848,693
Energizer Holdings, Inc.*	4,300	238,650
Procter & Gamble Co. (The)	6,130	377,301

		3,487,427

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	17,500	221,025

Industrial Conglomerates 2.4%
3M Co.	39,150	3,151,183

Information Technology Services 3.4%
Alliance Data Systems Corp.*(a)	17,200	1,022,712
Cognizant Technology Solutions Corp., Class A*	29,220	1,275,745
Visa, Inc., Class A	25,520	2,093,406

		4,391,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Growth Fund
Common Stocks (continued)

		Market
	Shares	Value
Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	3,300	413,853
Netflix, Inc.*(a)	5,950	370,387
NutriSystem, Inc.(a)	41,700	849,012
Priceline.com, Inc.*	6,491	1,268,017

		2,901,269

Internet Software & Services 4.2%
eBay, Inc.*	35,900	826,418
Google, Inc., Class A*	6,910	3,658,292
Yahoo!, Inc.*	66,600	999,666

		5,484,376

Leisure Equipment & Products 0.4%
Hasbro, Inc.	18,600	568,230

Life Sciences Tools & Services 1.4%
Covance, Inc.*	13,450	781,580
Waters Corp.*	17,800	1,014,244

		1,795,824

Machinery 5.7%
Caterpillar, Inc.	6,400	334,336
Cummins, Inc.	36,500	1,648,340
Danaher Corp.	32,420	2,313,167
Deere & Co.	25,450	1,271,227
Parker Hannifin Corp.	32,300	1,805,893

		7,372,963

Metals & Mining 0.6%
Allegheny Technologies, Inc.	18,800	767,980

Multiline Retail 2.3%
Nordstrom, Inc.	7,000	241,780
Target Corp.	52,450	2,689,112

		2,930,892

Oil, Gas & Consumable Fuels 3.5%
Apache Corp.	18,180	1,795,639
CONSOL Energy, Inc.	6,100	284,321
Peabody Energy Corp.	29,900	1,259,388
Southwestern Energy Co.*	29,100	1,247,808

		4,587,156

Personal Products 0.3%
Mead Johnson Nutrition Co., Class A	7,200	325,656

Pharmaceuticals 6.2%
Abbott Laboratories	53,700	2,842,878
Allergan, Inc.	18,050	1,037,875
Bristol-Myers Squibb Co.	75,100	1,829,436
Johnson & Johnson	29,120	1,830,483
Merck & Co., Inc.	12,763	487,292

		8,027,964

Real Estate Investment Trusts (REITs) 0.3%
Rayonier, Inc.	9,500	398,430

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	9,200	524,492

Road & Rail 0.6%
Canadian National Railway Co.	15,200	758,936

Semiconductors & Semiconductor Equipment 5.7%
Altera Corp.	13,900	296,348
Analog Devices, Inc.	8,600	231,856
Intel Corp.	170,330	3,304,402
Marvell Technology Group Ltd.*	112,350	1,958,260
Silicon Laboratories, Inc.*	9,600	405,504
Teradyne, Inc.*	65,000	607,100
Texas Instruments, Inc.	8,200	184,500
Xilinx, Inc.	14,300	337,194

		7,325,164

Software 5.3%
McAfee, Inc.*	41,400	1,560,780
Microsoft Corp.	88,720	2,500,130
Oracle Corp.	122,490	2,824,619

		6,885,529

Specialty Retail 2.2%
Aeropostale, Inc.*	31,050	1,021,234
Lowe’s Cos., Inc.	47,400	1,026,210
Urban Outfitters, Inc.*	25,500	805,035

		2,852,479

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	23,300	812,704

Tobacco 1.8%
Altria Group, Inc.	20,700	411,102
Philip Morris International, Inc.	41,090	1,870,006

		2,281,108

Trading Companies & Distributors 1.0%
W.W. Grainger, Inc.	13,320	1,322,410

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.*	5,150	168,611

Total Common Stocks (cost $117,775,133)		129,001,863

Mutual Fund 1.9%

		Market
	Shares	Value
Money Market Fund 1.9%
Invesco AIM Liquid Assets Portfolio, 0.15% (b)	2,396,224	2,396,224

Total Mutual Fund (cost $2,396,224)		2,396,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Growth Fund
Repurchase Agreement 1.5%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.12%, dated 01/31/10, due 02/01/10, repurchase price $1,927,940, collateralized by U.S. Government Agency Mortgages ranging from 4.00% - 6.50%, maturing 02/01/16 - 11/01/39; total market value of $1,966,675 (c)	$1,927,921	$1,927,921

Total Repurchase Agreement (cost $1,927,921)		1,927,921

Total Investments (cost $122,099,278) (d) — 103.0%		133,326,008

Liabilities in excess of other assets — (3.0%)		(3,937,670)

NET ASSETS — 100.0%		$129,388,338

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $1,853,064.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of January 31, 2010 was $1,927,921.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $126,790,939, tax unrealized appreciation and depreciation were $8,832,799 and $(2,297,730), respectively.
Ltd.       Limited
REIT     Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$129,001,863	$—	$—	$129,001,863
Mutual Fund	2,396,224	—	—	2,396,224
Repurchase Agreement	—	1,927,921	—	1,927,921

Total	$131,398,087	$1,927,921	$—	$133,326,008

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks 98.7%

		Market
	Shares	Value
Aerospace & Defense 3.9%
Boeing Co. (The)	44,600	$2,702,760
ITT Corp.	180,200	8,705,462
United Technologies Corp.	248,400	16,762,032

		28,170,254

Air Freight & Logistics 0.4%
FedEx Corp.	37,000	2,898,950

Auto Components 0.5%
BorgWarner, Inc.*	100,900	3,540,581

Automobiles 0.3%
Ford Motor Co.*	210,100	2,277,484

Beverages 2.8%
Coca-Cola Co. (The)	62,400	3,385,200
Pepsi Bottling Group, Inc.	83,000	3,087,600
PepsiAmericas, Inc.	87,700	2,547,685
PepsiCo, Inc.	188,300	11,226,446

		20,246,931

Biotechnology 2.4%
Amgen, Inc.*	44,200	2,584,816
Gilead Sciences, Inc.*	298,300	14,398,941

		16,983,757

Capital Markets 3.3%
Charles Schwab Corp. (The)	305,800	5,593,082
Goldman Sachs Group, Inc. (The)	42,110	6,262,599
Morgan Stanley	57,500	1,539,850
Raymond James Financial, Inc.	79,700	2,017,207
State Street Corp.	185,500	7,954,240

		23,366,978

Chemicals 2.8%
E.I. du Pont de Nemours & Co.	70,200	2,289,222
International Flavors & Fragrances, Inc.	56,800	2,258,936
Monsanto Co.	45,000	3,414,600
PPG Industries, Inc.	67,100	3,937,428
Praxair, Inc.	113,000	8,511,160

		20,411,346

Commercial Banks 2.8%
PNC Financial Services Group, Inc.	51,300	2,843,559
Royal Bank of Canada	141,500	6,918,513
Wells Fargo & Co.	372,600	10,593,018

		20,355,090

Communications Equipment 4.0%
Cisco Systems, Inc.*	658,236	14,790,563
Motorola, Inc.*	300,000	1,845,000
QUALCOMM, Inc.	304,600	11,937,274

		28,572,837

Computers & Peripherals 4.7%
Apple, Inc.*	27,100	5,206,452
Dell, Inc.*	121,200	1,563,480
EMC Corp.*	500,300	8,340,001
Hewlett-Packard Co.	148,900	7,008,723
International Business Machines Corp.	67,911	8,311,627
NCR Corp.*	248,900	2,979,333

		33,409,616

Consumer Finance 1.6%
American Express Co.	89,000	3,351,740
Capital One Financial Corp.	176,100	6,491,046
Discover Financial Services	123,700	1,692,216

		11,535,002

Diversified Financial Services 3.0%
Bank of America Corp.	278,684	4,230,423
Citigroup, Inc.*	435,400	1,445,528
JPMorgan Chase & Co.	404,330	15,744,610

		21,420,561

Diversified Telecommunication Services 1.5%
AT&T, Inc.	153,200	3,885,152
TELUS Corp.	134,449	4,165,813
Verizon Communications, Inc.	95,000	2,794,900

		10,845,865

Electric Utilities 0.4%
Northeast Utilities	104,960	2,657,587

Electrical Equipment 1.2%
Emerson Electric Co.	213,900	8,885,406

Electronic Equipment, Instruments & Components 0.2%
Avnet, Inc.*	67,400	1,782,056

Energy Equipment & Services 3.0%
FMC Technologies, Inc.*	37,400	1,988,558
Halliburton Co.	95,700	2,795,397
Rowan Cos., Inc.*	94,300	2,025,564
Schlumberger Ltd.	143,500	9,106,510
Tidewater, Inc.	116,500	5,454,530

		21,370,559

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	45,300	2,601,579
CVS Caremark Corp.	420,860	13,623,238
Kroger Co. (The)	111,900	2,398,017
Sysco Corp.	260,400	7,288,596
Wal-Mart Stores, Inc.	75,400	4,028,622

		29,940,052

Food Products 3.8%
Archer-Daniels-Midland Co.	89,300	2,676,321
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value
Food Products (continued)
Del Monte Foods Co.	192,100	$2,186,098
Hormel Foods Corp.	46,900	1,815,030
Kellogg Co.	167,600	9,120,792
Kraft Foods, Inc., Class A	403,400	11,158,044

		26,956,285

Gas Utilities 0.7%
Atmos Energy Corp.	96,700	2,670,854
UGI Corp.	86,900	2,129,919

		4,800,773

Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	221,400	12,750,426
St. Jude Medical, Inc.*	244,916	9,240,681

		21,991,107

Health Care Providers & Services 4.2%
Aetna, Inc.	276,857	8,297,404
Cardinal Health, Inc.	99,300	3,283,851
McKesson Corp.	58,200	3,423,324
Medco Health Solutions, Inc.*	36,400	2,237,872
Quest Diagnostics, Inc.	174,900	9,736,683
UnitedHealth Group, Inc.	103,700	3,422,100

		30,401,234

Hotels, Restaurants & Leisure 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	123,700	4,121,684

Household Durables 0.7%
Black & Decker Corp.	44,000	2,845,040
Whirlpool Corp.	28,000	2,105,040

		4,950,080

Household Products 1.3%
Procter & Gamble Co. (The)	153,810	9,467,005

Industrial Conglomerates 2.0%
3M Co.	100,000	8,049,000
General Electric Co.	408,850	6,574,308

		14,623,308

Information Technology Services 2.2%
Alliance Data Systems Corp.*(a)	106,100	6,308,706
Cognizant Technology Solutions Corp., Class A*	147,100	6,422,386
Computer Sciences Corp.*	55,800	2,862,540

		15,593,632

Insurance 2.5%
Aflac, Inc.	102,100	4,944,703
American Financial Group, Inc.	59,700	1,481,157
MetLife, Inc.	117,701	4,157,199
PartnerRe Ltd.	31,900	2,379,421
Progressive Corp. (The)	321,900	5,337,102

		18,299,582

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	22,000	2,759,020

Internet Software & Services 1.4%
Google, Inc., Class A*	6,850	3,626,527
Yahoo!, Inc.*	451,200	6,772,512

		10,399,039

Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.*	25,900	2,524,473

Machinery 3.1%
Caterpillar, Inc.	61,100	3,191,864
Cummins, Inc.	63,200	2,854,112
Deere & Co.	181,467	9,064,277
Eaton Corp.	34,800	2,131,152
PACCAR, Inc.	132,200	4,763,166

		22,004,571

Media 0.9%
Comcast Corp., Class A	216,300	3,424,029
Walt Disney Co. (The)	115,230	3,405,047

		6,829,076

Multiline Retail 0.2%
J.C. Penney Co., Inc.	64,700	1,606,501

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	132,600	13,096,902
Chevron Corp.	106,782	7,701,118
ConocoPhillips	109,386	5,250,528
EOG Resources, Inc.	72,700	6,573,534
Exxon Mobil Corp.	222,833	14,357,130
Hess Corp.	201,640	11,652,776
Murphy Oil Corp.	58,500	2,988,180

		61,620,168

Paper & Forest Products 0.2%
MeadWestvaco Corp.	70,200	1,689,714

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	131,300	3,198,468
Johnson & Johnson	247,210	15,539,620
Merck & Co., Inc.	91,621	3,498,090
Pfizer, Inc.	346,603	6,467,612

		28,703,790

Professional Services 1.2%
FTI Consulting, Inc.*	206,500	8,559,425

Real Estate Investment Trusts (REITs) 0.3%
Plum Creek Timber Co., Inc.(a)	50,000	1,808,500

Road & Rail 0.9%
Canadian National Railway Co.	128,900	6,435,977

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	150,000	1,827,000
Intel Corp.	745,415	14,461,051
Marvell Technology Group Ltd.*	275,800	4,807,194
Texas Instruments, Inc.	85,400	1,921,500

		23,016,745

Software 3.9%
McAfee, Inc.*	236,100	8,900,970
Microsoft Corp.	235,100	6,625,118
Oracle Corp.	554,800	12,793,688

		28,319,776

Specialty Retail 3.8%
Best Buy Co., Inc.	74,700	2,737,755
Lowe’s Cos., Inc.	106,900	2,314,385
Sherwin-Williams Co. (The)	65,300	4,136,755
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value
Specialty Retail (continued)
Staples, Inc.	280,125	$6,571,733
TJX Cos., Inc.	223,100	8,480,031
Urban Outfitters, Inc.*	98,800	3,119,116

		27,359,775

Tobacco 1.8%
Philip Morris International, Inc.	280,900	12,783,759

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	65,400	2,063,370

Total Common Stocks (cost $635,301,234)		708,359,281

Mutual Fund 1.6%

		Market
	Shares	Value
Money Market Fund 1.6%
Invesco AIM Liquid Assets Portfolio, 0.15% *(b)	11,823,058	11,823,058

Total Mutual Fund (cost $11,823,058)		11,823,058

Repurchase Agreements 1.0%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.12%, dated 01/29/10, due 02/01/10, repurchase price $1,999,901, collateralized by U.S. Government Agency Securities 0.00% - 6.50%, maturing 02/01/16 - 11/01/39; total market value of $2,040,081 (c)	$1,999,881	$1,999,881

Goldman Sachs & Co., 0.12%, dated 01/29/10, due 02/01/10, repurchase price $5,000,050, collateralized by U.S. Government Agency Securities 0.00% - 6.50%, maturing 11/01/22 - 11/25/45; total market value of $5,100,000 (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $6,999,881)		6,999,881

Total Investments (cost $654,124,173) (d) — 101.3%		727,182,220

Liabilities in excess of other assets — (1.3%)		(9,607,233)

NET ASSETS — 100.0%		$717,574,987

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at January 31, 2010. The total value of securities on loan at January 31, 2010 was $6,787,032.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of January 31, 2010 was $6,999,881.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $689,125,419, tax unrealized appreciation and depreciation were $61,909,616 and $(23,852,815), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$708,359,281	$–	$–	$708,359,281
Mutual Funds	11,823,058	–	–	11,823,058
Repurchase Agreements	–	6,999,881	–	6,999,881

Total	$720,182,339	$6,999,881	$–	$727,182,220

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Money Market Fund
Certificates of Deposit 13.2%

	Principal	Market
	Amount	Value
Banking 13.2%
Banco Bilbao Vizcaya Argentaria SA,
0.25%, 03/17/10	$2,000,000	$2,000,012
Bank of Tokyo-Mitsubishi UFJ Ltd. — New York,
0.19%, 02/22/10	5,000,000	5,000,000
Barclays Bank PLC,
0.49%, 01/21/11	65,000,000	65,000,000
Calyon New York,
0.28%, 02/01/10	70,000,000	70,000,000
Canadian Imperial Bank of Commerce — New York,
0.38%, 03/22/10	26,000,000	26,000,000
Societe Generale — New York,
0.23%, 04/01/10	50,000,000	50,000,000
Societe Generale — Paris,
0.48%, 02/11/10	10,000,000	10,000,000
Toronto Dominion Bank — New York,
0.23%, 12/09/10	8,000,000	8,000,000
Union Bank of California,
0.25%, 02/02/10	37,000,000	37,000,000
Total Certificates of Deposit

(cost $273,000,012)		273,000,012

Commercial Paper 60.1%

	Principal	Market
	Amount	Value
Banking 10.8%
Australia & New Zealand Banking Group Ltd.,
1.00%, 01/28/11(a)	14,800,000	14,800,000
Danske Corp.,
0.20%, 02/16/10(a)	16,100,000	16,098,658
Grampian Funding LLC
0.25%, 02/01/10(a)	31,000,000	31,000,000
0.23%, 02/12/10(a)	72,750,000	72,744,887
ING US Funding LLC
0.29%, 03/09/10	9,800,000	9,797,158
0.38%, 03/15/10	30,000,000	29,986,700
Societe Generale North America, Inc.
0.25%, 02/10/10	12,200,000	12,199,238
0.24%, 04/07/10	24,400,000	24,389,647
Surrey Funding Corp.,
0.25%, 02/23/10(a)	12,500,000	12,498,090

		223,514,378

Chemicals 4.1%
BASF SE
0.11%, 03/22/10(a)	75,000,000	74,988,771
0.18%, 04/30/10(a)	4,800,000	4,797,888
EI du Pont de Nemours & Co.,
0.30%, 04/30/10	6,000,000	6,055,641

		85,842,300

Consumer Products 9.8%
Coca-Cola Co. (The)
0.12%, 03/18/10(a)	10,000,000	9,998,500
0.11%, 03/22/10(a)	19,000,000	18,997,155
0.14%, 04/05/10(a)	25,000,000	24,993,875
0.14%, 04/06/10(a)	10,000,000	9,997,511
Johnson & Johnson
0.10%, 02/08/10(a)	55,800,000	55,798,915
0.13%, 03/18/10(a)	15,000,000	14,997,563
0.23%, 08/03/10(a)	2,100,000	2,097,545

Nestle Capital Corp.
0.12%, 02/02/10(a)	42,000,000	41,999,860
0.14%, 03/19/10(a)	25,000,000	24,995,528

		203,876,452

Finance-Auto Loans 3.7%
FCAR Owner Trust
0.55%, 06/25/10	2,000,000	1,995,600
0.60%, 07/09/10	75,000,000	74,802,500

		76,798,100

Finance-Commercial 10.0%
Atlantic Asset Securitization LLC
0.21%, 02/02/10(a)	12,300,000	12,299,928
0.18%, 02/04/10(a)	44,800,000	44,799,328
0.18%, 04/05/10(a)	23,000,000	22,992,755
0.19%, 04/09/10(a)	24,800,000	24,791,231
Edison Asset Securitization LLC
0.21%, 03/11/10(a)	23,150,000	23,144,868
0.21%, 03/15/10(a)	10,085,000	10,082,529
0.21%, 03/16/10(a)	5,900,000	5,898,520
0.18%, 04/19/10(a)	14,700,000	14,694,341
Fairway Finance LLC,
0.18%, 04/06/10(a)	5,500,000	5,498,240
General Electric Capital Corp.
0.34%, 03/12/10(b)	34,400,000	34,402,305
0.24%, 03/26/10	9,000,000	8,996,820

		207,600,865

Finance-Other Services 21.7%
Barton Capital Corp.
0.23%, 02/04/10(a)	77,100,000	77,098,522
0.18%, 04/07/10(a)	15,000,000	14,995,125
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Money Market Fund
Commercial Paper (continued)

	Principal	Market
	Amount	Value
Finance-Other Services (continued)
Chariot Funding LLC
0.14%, 02/04/10(a)	$16,000,000	$15,999,814
0.15%, 02/05/10(a)	24,294,000	24,293,595
0.17%, 02/12/10(a)	4,500,000	4,499,766
0.14%, 02/23/10(a)	22,444,000	22,442,080
0.18%, 03/22/10(a)	30,109,000	30,101,623
Enterprise Funding Co. LLC
0.20%, 03/02/10(a)	100,726,000	100,709,772
0.18%, 04/20/10(a)	3,000,000	2,998,830
Jupiter Securitization Co. LLC,
0.16%, 03/08/10(a)	3,688,000	3,687,426
Salisbury Receivables Co. LLC
0.15%, 02/24/10(a)	4,900,000	4,899,530
0.16%, 03/23/10(a)	31,300,000	31,293,045
0.20%, 04/07/10(a)	56,000,000	55,979,778
0.19%, 04/19/10(a)	4,015,000	4,013,368
Yorktown Capital LLC
0.17%, 03/18/10(a)	42,423,000	42,413,985
0.19%, 04/12/10(a)	15,000,000	14,994,459

		450,420,718

Total Commercial Paper (cost $1,248,052,813)		1,248,052,813

Medium Term Notes 1.7%

	Principal	Market
	Amount	Value
Banking 0.2%
Westpac Banking Corp.,
0.29%, 02/04/11(a)(b)	5,000,000	5,000,000

Consumer Products 0.3%
Procter & Gamble International Funding SCA,
0.53%, 02/08/10(b)	6,000,000	6,000,000

Finance-Commercial 1.2%
General Electric Capital Corp.
3.26%, 05/10/10(b)	7,044,000	6,988,777
0.47%, 10/21/10(b)	18,085,000	18,069,842

		25,058,619

Total Medium Term Notes (cost $36,058,619)		36,058,619

U.S. Government Mortgage Backed Agencies 16.6%

	Principal	Market
	Amount	Value
Federal Home Loan Banks
1.13%, 02/23/10, Series 1	20,000,000	19,998,785
0.24%, 07/09/10, Series 1(b)	100,000,000	100,000,000
0.60%, 08/04/10	25,000,000	24,991,529
0.49%, 10/27/10	20,000,000	20,000,000
0.40%, 12/27/10	50,000,000	50,000,000
0.17%, 07/20/11 (b)	50,000,000	49,977,656
Federal Home Loan Mortgage Corp.
0.21%, 06/21/10	25,000,000	24,979,584
Federal National Mortgage Association
0.10%, 02/10/10	20,000,000	19,999,500
0.21%, 06/30/10	33,800,000	33,770,622

Total U.S. Government Mortgage Backed Agencies (cost $343,717,676)		343,717,676

Mutual Funds 9.1%

		Market
	Shares	Value
Money Market Funds 9.1%
Federated Prime Cash Obligations Fund, Class I, 0.13% (c)	110,096,804	110,096,804
Federated Prime Obligations Fund, Class I, 0.11% (c)	78,549,914	78,549,914

Total Mutual Funds (cost $188,646,718)		188,646,718

Total Investments (cost $2,089,475,838) (d) — 100.7%		2,089,475,838

Liabilities in excess of other assets — (0.7)%		(13,598,964)

NET ASSETS — 100.0%		$2,075,876,874

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2010 was $1,050,427,204 which represents 50.60% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of January 31, 2010.

(d)	At January 31, 2010, the tax basis cost of the Fund’s investments was $2,089,475,838.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
SCA	Limited partnership with share capital
SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Money Market Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$273,000,012	$—	$273,000,012
Commercial Paper	—	1,248,052,813	—	1,248,052,813
Medium Term Notes	—	36,058,619	—	36,058,619
Mutual Funds	188,646,718	—	—	188,646,718
U.S. Government Mortgage Backed Agencies	—	343,717,676	—	343,717,676

Total	$188,646,718	$1,900,829,120	$—	$2,089,475,838

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2010 Fund
Mutual Funds 73.3%

		Market
	Shares	Value
Equity Funds 44.6%
Credit Suisse Commodity Return Strategy Fund	103,292	$824,273
Nationwide International Index Fund, Institutional Class (a)	416,776	2,800,733
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	170,659	1,983,062
Nationwide S&P 500 Index Fund, Institutional Class (a)	724,203	6,517,827
Nationwide Small Cap Index Fund, Institutional Class (a)	92,066	847,927

Total Equity Funds (cost $11,481,169)		12,973,822

Fixed Income Funds 23.6%
Nationwide Bond Index Fund, Institutional Class (a)	404,042	4,509,103
Oppenheimer International Bond Fund, Class Y	278,557	1,766,054
T. Rowe Price High Yield Bond Fund	64,038	602,593

Total Fixed Income Funds (cost $6,622,123)		6,877,750

Money Market Fund 5.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,482,304	1,482,304

(cost $1,482,304)

Total Mutual Funds (cost $19,585,596)		21,333,876

Exchange Traded Funds 26.4%

		Market
	Shares	Value
Equity Funds 2.9%
SPDR Dow Jones Wilshire International Real Estate Fund	8,521	284,261
Vanguard Emerging Markets Fund	7,234	276,917
Vanguard REIT Fund	6,533	276,150

Total Equity Funds (cost $668,967)		837,328

Fixed Income Funds 23.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	39,615	4,178,987
Vanguard Short-Term Bond Fund	33,195	2,666,886

Total Fixed Income Funds (cost $6,653,166)		6,845,873

Total Exchange Traded Funds (cost $7,322,133)		7,683,201

Total Investments (cost $26,907,729) (c) — 99.7%		29,017,077

Other assets in excess of liabilities — 0.3%		79,806

NET ASSETS — 100.0%		$29,096,883

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $28,725,137 and tax unrealized appreciation was $291,940.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2010 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$7,683,201	$—	$—	$7,683,201
Mutual Funds	21,333,876	—	—	21,333,876

Total	$29,017,077	$—	$—	$29,017,077

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2015 Fund
Mutual Funds 74.3%

		Market
	Shares	Value

Equity Funds 51.6%
Credit Suisse Commodity Return Strategy Fund	380,863	$3,039,286
Nationwide International Index Fund, Institutional Class (a)	1,498,678	10,071,114
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	539,046	6,263,718
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,089,690	18,807,211
Nationwide Small Cap Index Fund, Institutional Class (a)	339,346	3,125,376

Total Equity Funds (cost $35,402,397)		41,306,705

Fixed Income Funds 21.7%
Nationwide Bond Index Fund, Institutional Class (a)	1,193,267	13,316,856
Oppenheimer International Bond Fund, Class Y	514,134	3,259,607
T. Rowe Price High Yield Bond Fund	88,720	834,855

Total Fixed Income Funds (cost $16,873,940)		17,411,318

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	820,561	820,561

(cost $820,561)

Total Mutual Funds (cost $53,096,898)		59,538,584

Exchange Traded Funds 25.7%

		Market
	Shares	Value

Equity Funds 3.9%
SPDR Dow Jones Wilshire International Real Estate Fund	23,900	797,304
Vanguard Emerging Markets Fund	40,607	1,554,436
Vanguard REIT Fund	18,276	772,526

Total Equity Funds (cost $2,372,463)		3,124,266

Fixed Income Funds 21.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	102,815	10,845,954
Vanguard Short-Term Bond Fund	82,460	6,624,837

Total Fixed Income Funds (cost $16,980,906)		17,470,791

Total Exchange Traded Funds (cost $19,353,369)		20,595,057

Total Investments (cost $72,450,267) (c) — 100.0%		80,133,641

Other assets in excess of liabilities — 0.0%		14,611

NET ASSETS — 100.0%		$80,148,252

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $77,282,409 and tax unrealized appreciation was $2,851,232.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2015 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$20,595,057	$—	$—	$20,595,057
Mutual Funds	59,538,584	—	—	59,538,584

Total	$80,133,641	$—	$—	$80,133,641

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2020 Fund
Mutual Funds 78.5%

		Market
	Shares	Value

Equity Funds 59.7%
Credit Suisse Commodity Return Strategy Fund	390,233	$3,114,057
Nationwide International Index Fund, Institutional Class (a)	1,888,979	12,693,937
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	621,381	7,220,442
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,319,279	20,873,510
Nationwide Small Cap Index Fund, Institutional Class (a)	521,561	4,803,581

Total Equity Funds (cost $44,657,981)		48,705,527

Fixed Income Fund 17.8%
Nationwide Bond Index Fund, Institutional Class (a)	1,297,829	14,483,767

(cost $14,186,568)

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	840,353	840,353

(cost $840,353)

Total Mutual Funds (cost $59,684,902)		64,029,647

Exchange Traded Funds 21.4%

		Market
	Shares	Value

Equity Funds 5.8%
SPDR Dow Jones Wilshire International Real Estate Fund	24,283	810,081
Vanguard Emerging Markets Fund	61,880	2,368,767
Vanguard REIT Fund	37,223	1,573,416

Total Equity Funds (cost $3,792,375)		4,752,264

Fixed Income Funds 15.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	80,490	8,490,890
Vanguard Short-Term Bond Fund	52,459	4,214,556

Total Fixed Income Funds (cost $12,365,370)		12,705,446

Total Exchange Traded Funds (cost $16,157,745)		17,457,710

Total Investments (cost $75,842,647) (c) — 99.9%		81,487,357

Other assets in excess of liabilities — 0.1%		106,066

NET ASSETS — 100.0%		$81,593,423

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $79,769,894, tax unrealized appreciation and depreciation were $1,987,714 and $(270,251), respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2020 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$17,457,710	$—	$—	$17,457,710
Mutual Funds	64,029,647	—	—	64,029,647

Total	$81,487,357	$—	$—	$81,487,357

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2025 Fund
Mutual Funds 83.6%

		Market
	Shares	Value

Equity Funds 68.9%
Credit Suisse Commodity Return Strategy Fund	360,985	$2,880,664
Nationwide International Index Fund, Institutional Class (a)	1,965,485	13,208,060
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	702,305	8,160,781
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,392,368	21,531,315
Nationwide Small Cap Index Fund, Institutional Class (a)	643,089	5,922,850

Total Equity Funds (cost $47,301,167)		51,703,670

Fixed Income Fund 13.7%
Nationwide Bond Index Fund, Institutional Class (a)	918,301	10,248,238

(cost $10,033,426)

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	777,442	777,442

(cost $777,442)

Total Mutual Funds (cost $58,112,035)		62,729,350

Exchange Traded Funds 16.3%

		Market
	Shares	Value

Equity Funds 5.9%
SPDR Dow Jones Wilshire International Real Estate Fund	22,516	751,134
Vanguard Emerging Markets Fund	57,378	2,196,430
Vanguard REIT Fund	34,483	1,457,596

Total Equity Funds (cost $3,464,540)		4,405,160

Fixed Income Funds 10.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	52,210	5,507,633
Vanguard Short-Term Bond Fund	29,167	2,343,277

Total Fixed Income Funds (cost $7,626,173)		7,850,910

Total Exchange Traded Funds (cost $11,090,713)		12,256,070

Total Investments (cost $69,202,748) (c) — 99.9%		74,985,420

Other assets in excess of liabilities — 0.1%		42,714

NET ASSETS — 100.0%		$75,028,134

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $72,315,720, tax unrealized appreciation and depreciation were $2,854,264 and $(184,564), respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2025 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$12,256,070	$—	$—	$12,256,070
Mutual Funds	62,729,350	—	—	62,729,350

Total	$74,985,420	$—	$—	$74,985,420

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2030 Fund
Mutual Funds 88.9%

		Market
	Shares	Value
Equity Funds 76.2%

Credit Suisse Commodity Return Strategy Fund	517,997	$4,133,619
Nationwide International Index Fund, Institutional Class (a)	2,507,141	16,847,990
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	879,173	10,215,989
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,935,304	26,417,736
Nationwide Small Cap Index Fund, Institutional Class (a)	830,280	7,646,879

Total Equity Funds (cost $57,162,872)		65,262,213

Fixed Income Fund 11.7%
Nationwide Bond Index Fund, Institutional Class (a)	892,389	9,959,065

(cost $9,741,856)

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	892,719	892,719

(cost $892,719)

Total Mutual Funds (cost $67,797,447)		76,113,997

Exchange Traded Funds 11.1%

		Market
	Shares	Value
Equity Funds 6.9%
SPDR Dow Jones Wilshire International Real Estate Fund	25,897	863,924
Vanguard Emerging Markets Fund	87,996	3,368,487
Vanguard REIT Fund	39,590	1,673,469

Total Equity Funds (cost $4,255,325)		5,905,880

Fixed Income Fund 4.2%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	34,267	3,614,826

(cost $3,479,817)
Total Exchange Traded Funds (cost $7,735,142)		9,520,706

Total Investments (cost $75,532,589) (c) — 100.0%		85,634,703

Other assets in excess of liabilities — 0.0%		18,621

NET ASSETS — 100.0%		$85,653,324

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $79,187,441 and tax unrealized appreciation was $6,447,262.
REIT       Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2030 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$9,520,706	$—	$—	$9,520,706
Mutual Funds	76,113,997	—	—	76,113,997

Total	$85,634,703	$—	$—	$85,634,703

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2035 Fund
Mutual Funds 92.1%

		Market
	Shares	Value
Equity Funds 80.5%
Credit Suisse Commodity Return Strategy Fund	224,070	$1,788,080
Nationwide International Index Fund, Institutional Class (a)	1,193,411	8,019,719
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	412,279	4,790,677
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,270,387	11,433,481
Nationwide Small Cap Index Fund, Institutional Class (a)	399,306	3,677,611

Total Equity Funds (cost $27,824,045)		29,709,568

Fixed Income Fund 10.6%
Nationwide Bond Index Fund, Institutional Class (a)	350,919	3,916,257

(cost $3,836,579)

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	386,202	386,202

(cost $386,202)
Total Mutual Funds (cost $32,046,826)		34,012,027

Exchange Traded Funds 7.9%

		Market
	Shares	Value
Equity Funds 7.9%
SPDR Dow Jones Wilshire International Real Estate Fund	22,396	747,131
Vanguard Emerging Markets Fund	38,048	1,456,477
Vanguard REIT Fund	17,148	724,846

Total Equity Funds (cost $2,383,491)		2,928,454

Total Exchange Traded Funds (cost $2,383,491)		2,928,454

Total Investments (cost $34,430,317) (c) — 100.0%		36,940,481

Liabilities in excess of other assets — 0.0%		(575)

NET ASSETS — 100.0%		$36,939,906

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $36,039,359, tax unrealized appreciation and depreciation were $1,022,328 and $(121,206), respectively.
REIT       Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2035 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$2,928,454	$—	$—	$2,928,454
Mutual Funds	34,012,027	—	—	34,012,027

Total	$36,940,481	$—	$—	$36,940,481

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2040 Fund
Mutual Funds 91.1%

		Market
	Shares	Value
Equity Funds 84.7%
Credit Suisse Commodity Return Strategy Fund	189,798	$1,514,587
Nationwide International Index Fund, Institutional Class (a)	1,056,649	7,100,684
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	349,207	4,057,780
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,110,738	9,996,640

Nationwide Small Cap Index Fund, Institutional Class (a)	405,842	3,737,803

Total Equity Funds (cost $24,194,702)		26,407,494

Fixed Income Fund 5.3%
Nationwide Bond Index Fund, Institutional Class (a)	148,692	1,659,404

(cost $1,626,558)

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	327,222	327,222

(cost $327,222)

Total Mutual Funds (cost $26,148,482)		28,394,120

Exchange Traded Funds 8.9%

		Market
	Shares	Value
Equity Funds 8.9%
SPDR Dow Jones Wilshire International Real Estate Fund	18,967	632,739
Vanguard Emerging Markets Fund	40,271	1,541,574
Vanguard REIT Fund	14,507	613,211

Total Equity Funds (cost $2,216,019)		2,787,524

Total Exchange Traded Funds (cost $2,216,019)		2,787,524

Total Investments (cost $28,364,501) (c) — 100.0%		31,181,644

Liabilities in excess of other assets — 0.0%		(4,760)

NET ASSETS — 100.0%		$31,176,884

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $29,940,616, tax unrealized appreciation and depreciation were $1,274,485 and $(33,457), respectively.
REIT      Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2040 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:      Quoted prices in active markets for identical assets.
Level 2:      Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:      Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$2,787,524	$–	$–	$2,787,524
Mutual Funds	28,394,120	–	–	28,394,120

Total	$31,181,644	$–	$–	$31,181,644

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2045 Fund
Mutual Funds 89.1%

		Market
	Shares	Value
Equity Funds 83.8%
Credit Suisse Commodity Return Strategy Fund	92,868	$741,084
Nationwide International Index Fund, Institutional Class (a)	516,549	3,471,212
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	170,625	1,982,659
Nationwide S&P 500 Index Fund, Institutional Class (a)	525,657	4,730,910
Nationwide Small Cap Index Fund, Institutional Class (a)	198,309	1,826,428

Total Equity Funds (cost $11,667,991)		12,752,293

Fixed Income Fund 4.3%
Nationwide Bond Index Fund, Institutional Class (a)	57,888	646,027

(cost $634,238)

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	159,386	159,386

(cost $159,386)
Total Mutual Funds (cost $12,461,615)		13,557,706

Exchange Traded Funds 10.3%

		Market
	Shares	Value
Equity Funds 10.3%
SPDR Dow Jones Wilshire International Real Estate Fund	8,769	292,534
Vanguard Emerging Markets Fund	22,344	855,328
Vanguard REIT Fund	10,076	425,913

Total Equity Funds (cost $1,296,187)		1,573,775
Total Exchange Traded Funds (cost $1,296,187)		1,573,775

Total Investments (cost $13,757,802) (c) — 99.4%		15,131,481

Other assets in excess of liabilities — 0.6%		87,117

NET ASSETS — 100.0%		$15,218,598

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $14,873,388, tax unrealized appreciation and depreciation were $295,241 and $(37,148), respectively.
REIT      Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2045 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:      Quoted prices in active markets for identical assets.
Level 2:      Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:      Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$1,573,775	$–	$–	$1,573,775
Mutual Funds	13,557,706	–	–	13,557,706

Total	$15,131,481	$–	$–	$15,131,481

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Destination 2050 Fund
Mutual Funds 89.1%

		Market
	Shares	Value
Equity Funds 83.7%
Credit Suisse Commodity Return Strategy Fund	139,229	$1,111,050
Nationwide International Index Fund, Institutional Class (a)	842,394	5,660,887
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	255,945	2,974,081
Nationwide S&P 500 Index Fund, Institutional Class (a)	738,009	6,642,077
Nationwide Small Cap Index Fund, Institutional Class (a)	297,520	2,740,160

Total Equity Funds (cost $15,740,222)		19,128,255

Fixed Income Fund 4.3%
Nationwide Bond Index Fund, Institutional Class (a)	87,209	973,258

(cost $953,479)

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	239,888	239,888

(cost $239,888)

Total Mutual Funds (cost $16,933,589)		20,341,401

Exchange Traded Funds 10.9%

		Market
	Shares	Value
Equity Funds 10.9%
SPDR Dow Jones Wilshire International Real Estate Fund	13,942	465,105
Vanguard Emerging Markets Fund	35,545	1,360,663
Vanguard REIT Fund	15,968	674,967

Total Equity Funds (cost $1,757,408)		2,500,735

Total Exchange Traded Funds (cost $1,757,408)		2,500,735

Total Investments (cost $18,690,997) (c) — 100.0%		22,842,136

Liabilities in excess of other assets — 0.0%		(202)

NET ASSETS — 100.0%		$22,841,934

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $19,941,951 and tax unrealized appreciation was $2,900,185.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
January 31, 2010 (Unaudited)
Nationwide Destination 2050 Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$2,500,735	$—	$—	$2,500,735
Mutual Funds	20,341,401	—	—	20,341,401

Total	$22,842,136	$—	$—	$22,842,136

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Retirement Income Fund
Mutual Funds 55.2%

		Market
	Shares	Value
Equity Funds 26.9%
Credit Suisse Commodity Return Strategy Fund	64,225	$512,517
Nationwide International Index Fund, Institutional Class (a)	129,379	869,426
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	30,239	351,372
Nationwide S&P 500 Index Fund, Institutional Class (a)	351,601	3,164,404

Total Equity Funds (cost $4,269,399)		4,897,719

Fixed Income Funds 17.2%
Nationwide Bond Index Fund, Institutional Class (a)	116,621	1,301,492
Oppenheimer International Bond Fund, Class Y	229,996	1,458,176
T. Rowe Price High Yield Bond Fund	39,624	372,865

Total Fixed Income Funds (cost $2,997,129)		3,132,533

Money Market Fund 11.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	2,018,729	2,018,729

(cost $2,018,729)

Total Mutual Funds (cost $9,285,257)		10,048,981

Exchange Traded Funds 42.2%

		Market
	Shares	Value
Equity Funds 1.8%
SPDR Dow Jones Wilshire International Real Estate Fund	5,030	167,801
Vanguard REIT Fund	3,855	162,951

Total Equity Funds (cost $260,585)		330,752

Fixed Income Funds 40.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	40,006	4,220,233
Vanguard Short-Term Bond Fund	39,110	3,142,097

Total Fixed Income Funds (cost $7,162,656)		7,362,330

Total Exchange Traded Funds (cost $7,423,241)		7,693,082

Total Investments (cost $16,708,498) (c) — 97.4%		17,742,063

Other assets in excess of liabilities — 2.6%		467,685

NET ASSETS — 100.0%		$18,209,748

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2010.

(c)	At January 31, 2010, the tax basis cost of the Fund’s investments was $17,383,540 and tax unrealized appreciation was $358,523.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments
January 31, 2010 (Unaudited)
Nationwide Retirement Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$7,693,082	$—	$—	$7,693,082
Mutual Funds	10,048,981	—	—	10,048,981

Total	$17,742,063	$—	$—	$17,742,063

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	March 29, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 29, 2010

By (Signature and Title)	/s/ JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	March 29, 2010